            PENSION INVESTMENT OPTIONS
            KEYNOTE SERIES ACCOUNT
                                                       Calvert Series Subaccount

                                                       Equity Growth Subaccount

                                                       Value & Income Subaccount

                                                       Balanced Subaccount

                                                       Core Bond Subaccount

                                                       Intermediate Government
                                                       Bond Subaccount

                                                       Money Market Subaccount



            ANNUAL REPORT
            December 31, 2003


                        THE
            [MONY LOGO] MONY
                        GROUP

This report is not to be construed as an offering for sale of any contracts participating in the Keynote Series Account, or as a solicitation of an offer to buy any contracts unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

                             KEYNOTE SERIES ACCOUNT

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Statements of Assets and Liabilities........................    2
Statements of Operations....................................    3
Statements of Changes in Net Assets -- December 31, 2003....    4
Statements of Changes in Net Assets -- December 31, 2002....    5
Notes to Financial Statements...............................    6
Report of Independent Auditors..............................   10

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Overview...........................................   12
Statements of Assets and Liabilities........................   18
Statements of Operations....................................   20
Statements of Changes in Net Assets -- December 31, 2003....   22
Statements of Changes in Net Assets -- December 31, 2002....   24

PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................   26
High Quality Bond Portfolio.................................   28
Intermediate Government Bond Portfolio......................   36
Core Bond Portfolio.........................................   39
Balanced Portfolio..........................................   52
Value & Income Portfolio....................................   69
Growth & Income Portfolio...................................   74
Equity Growth Portfolio.....................................   83
Mid-Cap Value Portfolio.....................................   88
Mid-Cap Growth Portfolio....................................   91
Small-Cap Value Portfolio...................................   95
Special Equity Portfolio....................................   98
Small-Cap Growth Portfolio..................................  110
Aggressive Equity Portfolio.................................  113
High Yield Bond Portfolio...................................  116
International Equity Portfolio..............................  126
Notes to Financial Statements...............................  134
Report of Independent Auditors..............................  150

CALVERT SOCIAL BALANCED PORTFOLIO ANNUAL REPORT.............    I

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

                                                    INTERMEDIATE
                                         MONEY       GOVERNMENT                               VALUE &       EQUITY
                                         MARKET         BOND       CORE BOND     BALANCED      INCOME       GROWTH      CALVERT
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   ------------   ----------   ----------   ----------   ----------   ----------
ASSETS:
Investment in the Funds, at value
  (Notes 1 and 2)....................   $303,355      $297,815      $290,807    $1,624,080   $6,640,529   $3,275,603    $     --
Investment in Calvert Social Balanced
  Portfolio (Cost $351,692)..........         --            --            --            --           --           --     313,595
                                        --------      --------      --------    ----------   ----------   ----------    --------
Total assets.........................    303,355       297,815       290,807     1,624,080    6,640,529    3,275,603     313,595
                                        --------      --------      --------    ----------   ----------   ----------    --------
LIABILITIES:
Accrued mortality and expense risk...        230           298           287         1,575        6,429        3,174         310
                                        --------      --------      --------    ----------   ----------   ----------    --------
NET ASSETS ATTRIBUTABLE TO ANNUITY
  CONTRACTHOLDERS....................   $303,125      $297,517      $290,520    $1,622,505   $6,634,100   $3,272,429    $313,285
                                        ========      ========      ========    ==========   ==========   ==========    ========
Accumulation units...................     16,085        14,922         9,898        48,109      147,238       74,686      12,036
                                        ========      ========      ========    ==========   ==========   ==========    ========
UNIT VALUE...........................   $  18.84*     $  19.94      $  29.35    $    33.73   $    45.06   $    43.82    $  26.03
                                        ========      ========      ========    ==========   ==========   ==========    ========

---------------

* Calculated unit value differs from presented unit value due to rounding.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    INTERMEDIATE
                                         MONEY       GOVERNMENT                               VALUE &       EQUITY
                                         MARKET         BOND       CORE BOND     BALANCED      INCOME       GROWTH      CALVERT
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   ------------   ----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME (LOSS):
Net investment income allocated from
  Diversified Investors Portfolios
  (Note 2):
Interest income......................    $4,969       $ 18,969      $13,888      $ 23,399    $    2,307   $     381     $     --
Income from loaned
  securities -- net..................        --             83           67           116           359         209           --
Dividend income......................        --             --           --        17,144       138,092      29,650           --
Expenses.............................      (975)        (2,187)      (1,371)       (7,615)      (27,827)    (19,714)          --
Dividend income from Calvert Social
  Balanced Portfolio (Note 2):.......        --             --           --            --            --          --        5,568
                                         ------       --------      -------      --------    ----------   ---------     --------
Net investment income from Portfolios
  and Calvert........................     3,994         16,865       12,584        33,044       112,931      10,526        5,568
                                         ------       --------      -------      --------    ----------   ---------     --------
EXPENSES (NOTE 4):
Mortality and expense risk...........     3,819          6,262        3,900        16,745        64,417      33,596        2,986
Less expenses reimbursed by MONY.....      (486)            --           --            --            --      (1,370)          --
                                         ------       --------      -------      --------    ----------   ---------     --------
Net expenses.........................     3,333          6,262        3,900        16,745        64,417      32,226        2,986
                                         ------       --------      -------      --------    ----------   ---------     --------
Net investment income (loss).........       661         10,603        8,684        16,299        48,514     (21,700)       2,582
                                         ------       --------      -------      --------    ----------   ---------     --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  WRITTEN OPTIONS, SHORT SALES AND
  FOREIGN CURRENCIES (NOTE 2):
Net realized gains (losses) on
  securities.........................         1         17,546       11,192       (11,751)      (61,620)   (121,525)     (12,827)
Net realized losses on futures,
  written options and short sales....        --             --       (3,094)       (1,523)           --          --           --
Net realized losses on foreign
  currency transactions..............        --             --       (3,033)       (5,329)           --        (799)          --
Net change in unrealized appreciation
  (depreciation) on securities.......        --        (26,635)      (2,535)      234,826     1,356,182     826,688       55,703
Net change in unrealized appreciation
  on futures, written options and
  short sales........................        --             --        1,902         1,236            --          --           --
Net change in unrealized depreciation
  on translation of assets and
  liabilities denominated in foreign
  currencies.........................        --             --       (1,730)       (2,510)           --        (473)          --
                                         ------       --------      -------      --------    ----------   ---------     --------
Net realized and unrealized gains
  (losses) on securities, futures,
  written options, short sales and
  foreign currencies.................         1         (9,089)       2,702       214,949     1,294,562     703,891       42,876
                                         ------       --------      -------      --------    ----------   ---------     --------
Net increase in net assets resulting
  from operations....................    $  662       $  1,514      $11,386      $231,248    $1,343,076   $ 682,191     $ 45,458
                                         ======       ========      =======      ========    ==========   =========     ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    INTERMEDIATE
                                         MONEY       GOVERNMENT                               VALUE &       EQUITY
                                         MARKET         BOND       CORE BOND     BALANCED      INCOME       GROWTH      CALVERT
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   ------------   ----------   ----------   ----------   ----------   ----------
FROM OPERATIONS:
Net investment income (loss) from
  Portfolios and Calvert.............  $     661      $  10,603    $   8,684    $   16,299   $   48,514   $  (21,700)   $  2,582
Net realized gains (losses) on
  securities.........................          1         17,546       11,192       (11,751)     (61,620)    (121,525)    (12,827)
Net realized losses on futures,
  written options and short sales....         --             --       (3,094)       (1,523)          --           --          --
Net realized losses on foreign
  currency transactions..............         --             --       (3,033)       (5,329)          --         (799)         --
Net change in unrealized appreciation
  (depreciation) on securities.......         --        (26,635)      (2,535)      234,826    1,356,182      826,688      55,703
Net change in unrealized appreciation
  on futures, written options and
  short sales........................         --             --        1,902         1,236           --           --          --
Net change in unrealized depreciation
  on translation of assets and
  liabilities denominated in foreign
  currencies.........................         --             --       (1,730)       (2,510)          --         (473)         --
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
Net increase in net assets resulting
  from operations....................        662          1,514       11,386       231,248    1,343,076      682,191      45,458
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
FROM UNIT TRANSACTIONS (NOTE 5):
Net proceeds from units issued.......     28,242         22,822      103,997        66,746      347,504      336,983      52,880
Net asset value of units redeemed....   (127,878)      (437,588)    (209,957)     (210,129)    (785,281)    (591,924)    (29,792)
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
Net increase (decrease) in net assets
  from unit transactions.............    (99,636)      (414,766)    (105,960)     (143,383)    (437,777)    (254,941)     23,088
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
Net increase (decrease) in net
  assets.............................    (98,974)      (413,252)     (94,574)       87,865      905,299      427,250      68,546
NET ASSETS:
Beginning of year....................    402,099        710,769      385,094     1,534,640    5,728,801    2,845,179     244,739
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
End of year..........................  $ 303,125      $ 297,517    $ 290,520    $1,622,505   $6,634,100   $3,272,429    $313,285
                                       =========      =========    =========    ==========   ==========   ==========    ========
Units outstanding beginning of
  year...............................     21,373         35,823       13,580        52,976      159,138       81,284      11,098
Units issued during year.............      1,500          1,145        3,612         2,135        8,573        8,539       2,212
Units redeemed during year...........     (6,788)       (22,046)      (7,294)       (7,002)     (20,473)     (15,137)     (1,274)
                                       ---------      ---------    ---------    ----------   ----------   ----------    --------
Units outstanding end of year........     16,085         14,922        9,898        48,109      147,238       74,686      12,036
                                       =========      =========    =========    ==========   ==========   ==========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  INTERMEDIATE
                                       MONEY       GOVERNMENT                                VALUE &       EQUITY
                                       MARKET         BOND       CORE BOND     BALANCED      INCOME        GROWTH       CALVERT
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ------------   ----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
Net investment income (loss) from
  Portfolios and Calvert...........   $  2,405     $  13,846     $  13,109    $   26,897   $    61,001   $   (28,799)   $  4,406
Net realized gains (losses) on
  securities.......................          9         5,696        10,760      (136,628)     (199,332)     (644,456)     (8,502)
Net realized losses on futures,
  written options and short
  sales............................         --            --        (4,628)       (5,869)           --            --          --
Net realized gains (losses) on
  foreign currency transactions....         --            --           (16)         (118)           --            17          --
Net change in unrealized
  appreciation (depreciation) on
  securities.......................         --        13,284        10,130       (96,488)   (1,167,003)     (464,380)    (32,073)
Net change in unrealized
  depreciation on futures and
  written options..................         --            --        (1,795)       (2,795)           --            --          --
Net change in unrealized
  depreciation on translation of
  assets and liabilities
  denominated in foreign
  currencies.......................         --            --          (268)         (729)           --            (2)         --
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease) in net
  assets resulting from
  operations.......................      2,414        32,826        27,292      (215,730)   (1,305,334)   (1,137,620)    (36,169)
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
FROM UNIT TRANSACTIONS:
Net proceeds from units issued.....    218,601       442,689       135,927       142,541       447,565       236,233      43,458
Net asset value of units
  redeemed.........................    (95,521)     (198,267)     (152,938)     (374,501)   (2,042,632)   (1,382,517)    (29,545)
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease) in net
  assets from unit transactions....    123,080       244,422       (17,011)     (231,960)   (1,595,067)   (1,146,284)     13,913
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
Net increase (decrease) in net
  assets...........................    125,494       277,248        10,281      (447,690)   (2,900,401)   (2,283,904)    (22,256)

NET ASSETS:
Beginning of year..................    276,605       433,521       374,813     1,982,330     8,629,202     5,129,083     266,995
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
End of year........................   $402,099     $ 710,769     $ 385,094    $1,534,640   $ 5,728,801   $ 2,845,179    $244,739
                                      ========     =========     =========    ==========   ===========   ===========    ========
Units outstanding beginning of
  year.............................     14,818        23,408        14,282        60,898       200,912       110,873      10,518
Units issued during year...........     11,649        22,647         4,971         4,702        10,889         6,027       1,916
Units redeemed during year.........     (5,094)      (10,232)       (5,673)      (12,624)      (52,663)      (35,616)     (1,336)
                                      --------     ---------     ---------    ----------   -----------   -----------    --------
Units outstanding end of year......     21,373        35,823        13,580        52,976       159,138        81,284      11,098
                                      ========     =========     =========    ==========   ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company, ("MONY") under the laws of the State of New York.

Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

There are currently seven subaccounts within Keynote which are available to contractholders of Group Plans. Six of the subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") and the seventh subaccount invests in Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert") (collectively, the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report.

At December 31, 2003, each of the subaccount's investment in the corresponding Portfolios was as follows:

                                                              PERCENTAGE INVESTMENT
SUBACCOUNT                                                        IN PORTFOLIO
----------                                                    ---------------------
Money Market................................................          0.04
Intermediate Government Bond................................          0.11
Core Bond...................................................          0.02
Balanced....................................................          0.37
Value & Income..............................................          0.30
Equity Growth...............................................          0.17

2. SIGNIFICANT ACCOUNTING POLICIES

     A. INVESTMENTS:

The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. The investment in shares of Calvert is stated at net asset value. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements. A description of the portfolio valuation for Calvert can be found in Note A of the Notes to Calvert's Financial Statements.

     B. INVESTMENT INCOME:

Each Keynote subaccount is allocated its pro rata share of income and expenses of the corresponding Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors and are recorded by the subaccounts on a daily basis.

For the Calvert subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

     C. FEDERAL INCOME TAXES:

The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

                             KEYNOTE SERIES ACCOUNT

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Purchases and sales of shares in Calvert were $58,423 and $32,681 respectively.

The U.S. federal income tax basis of the investment in the Calvert subaccount at December 31, 2003, was $351,692 and net unrealized depreciation for U.S. federal income tax purposes was $38,097 (gross unrealized depreciation $38,097).

4. FEES AND TRANSACTIONS WITH AFFILIATES

Because certain subaccounts of Keynote purchase interests in the Portfolios, the net assets of those Keynote subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc., the investment advisor, which provides investment advice and related services to the Portfolios. Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account to reimburse MONY for administrative expenses relating to the maintenance of the Variable Annuity Contracts. MONY has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.10%; however, MONY reserves the right to charge maximum fees of 1.25% upon notice.

For the period January 1, 2003 through April 30, 2003, MONY had voluntarily undertaken to waive expenses of the Money Market and Equity Growth Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. For the period May 1, 2003 through December 31, 2003, MONY terminated the waiver of expenses. MONY reserved the right to raise this limit upon notice. In addition, due to the interest rate environment, MONY has elected to waive a portion of its fees to maintain a positive yield on Money Market. MONY reserves the right to terminate this waiver without notice.

5. GROUP PLAN ASSUMPTIONS

On December 31, 1993, MONY entered into an agreement with Transamerica Financial Life Insurance Company, Inc. ("TFLIC") (formerly AUSA Life Insurance Company, Inc. ("AUSA")), a wholly owned subsidiary of AEGON, USA, which is an affiliate of Diversified Investors Portfolios, pursuant to which the Group Plans may be transferred through assumption reinsurance to TFLIC. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption reinsurance of any Group Plan to TFLIC will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of TFLIC.

                             KEYNOTE SERIES ACCOUNT

5. GROUP PLAN ASSUMPTIONS (CONTINUED)

There were no assets transferred for the year ended December 31, 2003. For the year ended December 31, 2002, assets transferred were as follows:

SUBACCOUNTS                                                    2002 AMOUNT
-----------                                                    -----------
Money Market................................................    $  2,339
Intermediate Government Bond................................      52,633
Core Bond...................................................          --
Balanced....................................................      83,566
Value & Income..............................................     202,625
Equity Growth...............................................     271,149
Calvert.....................................................       1,916
                                                                --------
                                                                $614,228
                                                                ========

The amounts related to these assumptions are reflected as redemptions in the Statements of Changes in Net Assets.

6. GENERAL INDEMNIFICATION

In the normal course of business, the subaccounts enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The subaccounts' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the subaccounts that have not yet occurred. However, based on experience, the subaccounts expect the risk of loss to be remote.

                             KEYNOTE SERIES ACCOUNT

7. FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

                                                             INCOME (LOSS) FROM
                                                            INVESTMENT OPERATIONS
                                                         ---------------------------
                                                                                         TOTAL
                                                                                         INCOME
                                               UNIT         NET        NET REALIZED      (LOSS)      UNIT
                                              VALUE,     INVESTMENT   AND UNREALIZED      FROM      VALUE,
FOR THE                                      BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   END OF     TOTAL    NET ASSETS,
YEAR ENDED                                    OF YEAR      (LOSS)     ON INVESTMENTS   OPERATIONS    YEAR     RETURN    END OF YEAR
----------                                   ---------   ----------   --------------   ----------   -------   -------   -----------
MONEY MARKET SUBACCOUNT
12/31/2003                                    $18.81       $ 0.03        $ (0.00)       $  0.03     $18.84       0.16%  $  303,125
12/31/2002                                     18.67         0.15          (0.01)          0.14      18.81       0.75      402,099
12/31/2001                                     18.11         0.54           0.02           0.56      18.67       3.09      276,605
12/31/2000                                     17.18         0.93             --           0.93      18.11        N/A      171,824
INTERMEDIATE GOVERNMENT BOND SUBACCOUNT
12/31/2003                                     19.84         0.37          (0.27)          0.10      19.94       0.50      297,517
12/31/2002                                     18.52         0.53           0.79           1.32      19.84       7.13      710,769
12/31/2001                                     17.53         0.77           0.22           0.99      18.52       5.65      433,521
12/31/2000                                     16.18         0.79           0.56           1.35      17.53        N/A      170,751
CORE BOND SUBACCOUNT
12/31/2003                                     28.36         0.71           0.28           0.99      29.35       3.49      290,520
12/31/2002                                     26.24         1.02           1.10           2.12      28.36       8.08      385,094
12/31/2001                                     24.80         1.10           0.34           1.44      26.24       5.81      374,813
12/31/2000                                     22.75         1.22           0.83           2.05      24.80        N/A      277,095
BALANCED SUBACCOUNT
12/31/2003                                     28.97         0.33           4.43           4.76      33.73      16.43    1,622,505
12/31/2002                                     32.55         0.47          (4.05)         (3.58)     28.97     (11.00)   1,534,640
12/31/2001                                     34.75         0.57          (2.77)         (2.20)     32.55      (6.33)   1,982,330
12/31/2000                                     35.91         0.66          (1.82)         (1.16)     34.75        N/A    2,330,618
VALUE & INCOME SUBACCOUNT
12/31/2003                                     36.00         0.32           8.74           9.06      45.06      25.17    6,634,100
12/31/2002                                     42.95         0.34          (7.29)         (6.95)     36.00     (16.18)   5,728,801
12/31/2001                                     44.31         0.42          (1.78)         (1.36)     42.95      (3.07)   8,629,202
12/31/2000                                     40.87         0.46           2.98           3.44      44.31        N/A    9,747,117
EQUITY GROWTH SUBACCOUNT
12/31/2003                                     35.00        (0.28)          9.10           8.82      43.82      25.20    3,272,429
12/31/2002                                     46.26        (0.30)        (10.96)        (11.26)     35.00     (24.34)   2,845,179
12/31/2001                                     58.57        (0.43)        (11.88)        (12.31)     46.26     (21.02)   5,129,083
12/31/2000                                     70.57        (0.58)        (11.42)        (12.00)     58.57        N/A    8,318,129
CALVERT SERIES SUBACCOUNT
12/31/2003                                     22.05         0.23           3.75           3.98      26.03      18.05      313,285
12/31/2002                                     25.38         0.41          (3.74)         (3.33)     22.05     (13.12)     244,739
12/31/2001                                     27.58         1.13          (3.33)         (2.20)     25.38      (7.98)     266,995
12/31/2000                                     29.06         0.87          (2.35)         (1.48)     27.58        N/A      353,300


                                                                  RATIO TO AVERAGE NET ASSETS
                                             ---------------------------------------------------------------------
                                                                                                    EXPENSES
                                                                                 EXPENSES,          INCLUDING
                                                             NET INVESTMENT      INCLUDING       EXPENSES OF THE
                                                  NET         INCOME (LOSS)     EXPENSES OF       PORTFOLIO OR
FOR THE                                       INVESTMENT         (NET OF       THE PORTFOLIO     CALVERT (NET OF      PORTFOLIO
YEAR ENDED                                   INCOME (LOSS)   REIMBURSEMENTS)    OR CALVERT       REIMBURSEMENTS)     TURNOVER(+)
----------                                   -------------   ---------------   -------------   -------------------   -----------
MONEY MARKET SUBACCOUNT
12/31/2003                                        0.05%            0.19%           1.36%              1.22%              N/A
12/31/2002                                        0.60             0.77            1.37               1.20               N/A
12/31/2001                                        2.72             2.89            1.37               1.20               N/A
12/31/2000                                        5.08             5.26            1.30               1.12               N/A
INTERMEDIATE GOVERNMENT BOND SUBACCOUNT
12/31/2003                                        1.87             1.87            1.49               1.49               392%
12/31/2002                                        2.74             2.74            1.49               1.49               134
12/31/2001                                        4.18             4.18            1.48               1.48                40
12/31/2000                                        4.72             4.72            1.39               1.39               N/A
CORE BOND SUBACCOUNT
12/31/2003                                        2.45             2.45            1.49              1.49*               922
12/31/2002                                        3.77             3.77            1.49               1.49               462
12/31/2001                                        4.25             4.25            1.48               1.48               547
12/31/2000                                        5.18             5.18            1.40               1.40               N/A
BALANCED SUBACCOUNT
12/31/2003                                        1.06             1.07            1.61              1.60*               377
12/31/2002                                        1.53             1.55            1.62              1.60*               289
12/31/2001                                        1.72             1.72            1.59               1.59               312
12/31/2000                                        1.85             1.85            1.51               1.51               N/A
VALUE & INCOME SUBACCOUNT
12/31/2003                                        0.83             0.83            1.57               1.57                70
12/31/2002                                        0.84             0.84            1.58               1.58                31
12/31/2001                                        0.98             0.98            1.58               1.58                32
12/31/2000                                        1.13             1.13            1.48               1.48               N/A
EQUITY GROWTH SUBACCOUNT
12/31/2003                                       (0.76)           (0.71)           1.75               1.70                61
12/31/2002                                       (0.89)           (0.74)           1.75               1.60                75
12/31/2001                                       (1.02)           (0.87)           1.75               1.60                63
12/31/2000                                       (0.94)           (0.85)           1.60               1.51               N/A
CALVERT SERIES SUBACCOUNT
12/31/2003                                        0.95             0.95            2.03               2.03               374
12/31/2002                                        0.84             0.84            2.01               2.01               552
12/31/2001                                        4.30             4.30            1.97               1.97               751
12/31/2000                                        2.96             2.96            1.89               1.89               N/A

---------------

+ Portfolio turnover of the Series Portfolio and Calvert Social Balanced
  Portfolio.

* Reimbursement of fees occurs at the underlying Series Portfolio level.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth, and Calvert Subaccounts (constituting the Keynote Series Account) at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Keynote Series Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 26, 2004

                      (This page intentionally left blank)

                            ANNUAL ECONOMIC OVERVIEW

Despite a rocky start to 2003, the economic recovery clearly established itself by the Fourth Quarter. Stock prices, which often anticipate such turnarounds, posted positive returns for the last three quarters of the year, ending on a decidedly optimistic note. In contrast, bonds had a more difficult time, and with the exception of high yield bonds, most bond returns ended the year in the low single digits.

As the year progressed, more and more economic indicators turned positive. Gross Domestic Product surged by 8.2% in the Third Quarter, catching most economists by surprise and setting the stage for what is hoped to be continued growth in 2004. The unemployment rate, while still higher than historical averages, had been some cause for concern, but by year-end appeared to be improving due to growing corporate profits and business spending. Additional factors aiding the economy included continued tax cuts and a weaker dollar, which fell to a record low against the Euro. Many on Wall Street had feared that foreign investors would pull out of the U.S. Treasury market, but this fear had not materialized and foreign investment in Treasuries actually increased.

Interest rates trended higher during the year, but still remain at historically low levels. The Ten-year Treasury yield that began 2003 at 3.82% ended the year at 4.25%. This represents a retreat from the spike in yields that occurred in the summer when the Ten-year yield reached just over 4.6% and Treasuries sold off sharply. While the Fed chose not to increase interest rates during the year, many feel that such action is inevitable in 2004.

The stock market had three positive quarters in 2003, buoyed by the ever-improving economic picture. The broad stock market, as measured by the S&P 500 Index, gained 28.7% for the year. Small-capitalization stocks had an even stronger showing, with the Russell 2000 Index posting an impressive 47.3% return. Large-cap international stocks did better than their domestic counterparts, with the MSCI EAFE ex-US Index returning 40.0% for the twelve-month period. Investors favored growth over value for most of 2003, which is not unusual during the initial stages of an economic upturn.

After the corporate scandals of 2001 and 2002, many businesses had stronger balance sheets and so reaped the full benefits of this year's economic upturn. Corporate earnings continue to be strong, but the biggest gains for the year came from lower quality companies with little to no earnings. Investors bought stocks that had been beaten down most recently and were less enamored with more established companies. Overall, however, the rally was in fact broad enough so that stocks of all types participated.

Among bonds, risk was rewarded. As a measure of the broad bond market, the Lehman Aggregate Bond Index posted a one-year return of 4.1%. Treasury securities had the lowest returns for the year (2.4%). At the other end of the spectrum were high yield bonds, which behaved more like equity securities and gained 28.2% to prove it.

                               MONEY MARKET FUND

In that a money market fund's opportunities and rewards for deviating much from the norm are usually limited, there were few ways to generate superior performance during 2003. Nevertheless, in 2003, the portfolio manager shifted a meaningful portion of the Fund's assets into high-quality, liquid U.S. Government Agency securities to capitalize on two developments. First, spreads on Agency securities widened markedly. Second, the market backups in interest rates allowed for some opportune purchases of Agency callable, coupon and discount note securities at yields significantly above the current federal funds rate of 1%.

Throughout 2003 the portfolio's performance largely tracked the movement in the Federal Reserve's U.S. federal-funds target rate, albeit with a lagged effect. The Fund's yield trended down through 2003 as yields on new investments edged downward, particularly in the wake of the Fed's June 25 interest rate cut.

                             HIGH QUALITY BOND FUND

The fund invests in debt issued by the U.S. Government and its agencies as well as asset-backed and corporate fixed income securities, emphasizing short duration and high quality securities. The primary driver of the fund's return is the return of the Merrill Lynch 1-3 year benchmark. During 2003, the fund's performance held up even in the face of the increase of rising rates, as evidenced by the two-year Treasury yield rising from 1.61% at the beginning the year to 1.83% by December 31.

                       INTERMEDIATE GOVERNMENT BOND FUND

The fund invests almost exclusively in intermediate-term U.S. Government and Agency fixed income securities as well as money market instruments with minimal credit exposure. During 2003, Diversified Investment Advisors made a change in the Fund's sub-advisors, replacing the incumbent with two sub-advisors that have complementary investment styles. The new sub-advisory structure reduces the fund's manager-specific risk while constraining the fund's duration relative to the benchmark. The fund's returns during the year were negatively impacted by the prior sub-advisor's second quarter performance including a shorter-than-index duration position and a significant underweight to government securities.

                                 CORE BOND FUND

The fund's investment strategy expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar, and emerging market securities on an opportunistic basis. Positive effects on the fund's 2003 performance included an allocation to high yield and non-dollar sectors, credit selection in the investment grade corporate sector, and allocations to high quality spread product (ABS, CMBS, and Agencies). Portfolio performance was adversely affected by an underweight position in both the corporate and mortgage sectors and a yield curve flattening bias.

                              HIGH YIELD BOND FUND

In a reversal from recent years, the high yield market posted significant gains during 2003. Because risk was rewarded throughout most of the year, the fund's return closely matched that of its benchmark, the Merrill Lynch High Yield Master II Index, particularly after the portfolio manager increased the fund's exposure to lower rated issues as the economy continued to show signs of strength, improving credit ratings and better earnings fundamentals. Sector allocation decisions also added to performance, including an overweighted position to the strong performing cable/satellite TV sector, which returned 46.0% for the year.

                                 BALANCED FUND

The fund is managed by two sub-advisors: one overseeing the fund's equity portion and one overseeing the fund's fixed income portion. The equity sub-advisor uses a quantitative model that is designed to track the S&P 500 Index closely. This structured core approach was negatively impacted by the volatility of the market and the surprising turnaround in investor sentiment. The fund's fixed income sub-advisor uses an investment strategy that expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar, and emerging market securities on an opportunistic basis. Positive effects on the fixed income portion's 2003 performance included an allocation to high yield and non-dollar sectors, credit selection in the investment grade corporate sector, and allocations to high quality spread product (ABS, CMBS, and Agencies). Fixed income performance was adversely affected by an underweight position in both the corporate and mortgage sectors and a yield curve flattening bias.

                              VALUE & INCOME FUND

The fund is managed by two sub-advisors with unique and complementary investment approaches to value investing: deep value and relative value. During 2003, Diversified replaced the relative value manager sub-advisor, due to the pending retirement of the portfolio manager.

Sector allocation had a meaningful impact on the fund's performance, particularly during the second half of the year. With respect to the Healthcare sector, for instance, which trailed the market, investor concerns about weak product pipelines, patent expirations and pricing pressures, caused pharmaceuticals to trade down for much of 2003. Positions in Pfizer and Wyeth in particular detracted from performance, while an underweighting to Merck helped. Strong performance by hospital management holdings--HCA and Tenet Healthcare--also helped. For the year, cyclical stocks led the market, fueled by mounting evidence that the economy and corporate profits are improving. Indeed, among the top contributors to fund performance were pro-cyclicals such as Sears and Cooper Industries. Telecom equipment manufacturers Corning and Nortel, which were also overweighted, also participated in the market's rally. Stock selection in the Financials sector was disappointing in the second half of the year. For instance, the Fund's position in Bank of America hurt performance; shares lagged after the company's rich offer for FleetBoston was announced. Additionally, the fund's avoidance of a number of capital markets-sensitive shares was a further detractor.

                              GROWTH & INCOME FUND

Two sub-advisors, each of whom has a specific role, manage the fund. The structured core component is managed using a quantitative model that is designed to track the S&P 500 Index closely, while the enhanced component is designed to add value over the benchmark. For 2003, the Fund's performance lagged the S&P 500 Index primarily because of the nature of the stock market rally, which benefited low quality and low price stocks the most. Additionally, the fund's model-driven core component was negatively impacted by the volatility of the market and the surprising turnaround in investor sentiment. Positive contributors to performance included strong stock selection in the Commercial Services sector. Industry selection had less of an impact on total fund performance. Top holdings throughout the year included Intel, Cendant, Citigroup and Cisco. Specific stocks that detracted from performance included Newell Rubbermaid, Avery Dennison and SBC Communications.

                               EQUITY GROWTH FUND

The fund is managed by three sub-advisors, each of whom has a specific role in the fund. Total fund performance during 2003 was negatively impacted by the nature of the stock market rally, which benefited low quality and low price stocks the most. The valuation and quality bias discipline of the fund's core sub-advisor did not fare well in the environment. Fortunately, some of this performance shortfall was lessened due to the favorable stock picking decisions of the non-core sub-advisors. Stock selection within Biotechnology and Software were particularly additive to 2003 performance, with Cisco Systems and Intel representing the largest individual contributors to return. Specific stocks that detracted from performance included General Dynamics Corporation and Kraft General Foods.

                                 MID-CAP VALUE

The fund's sub-advisor invests in neglected, inefficiently priced stocks that possess strong fundamentals. In-depth research resulted in several strong stock selections during 2003 including United States Steel, shares of which rallied strongly on the combined benefits of its acquisition of National Steel and upward movement in steel prices. Everest Re Group, whose share price rebounded from its recent weakness, moved to new highs in the second quarter after it reported very strong first quarter earnings. These results reflected the benefits of both the favorable pricing environment as well as effective cost control. Stanley Works rallied on an upside surprise regarding third quarter earnings, along with the accretive impact of the divestiture of their residential entry doors business and two acquisitions.

The largest detractor from performance in 2003 was Royal Group Technologies, whose margins in core building products were hurt by rising feedstock costs, and who suffered losses in their window blind operation due to competition from imports. Also negatively impacting performance were holdings in Big Lots, AFC Enterprises, York International and Ikon Office Solutions.

                                 MID-CAP GROWTH

The sub-advisor's investment philosophy is to seek quality growth companies, sensitive to valuations. For the calendar year 2003, the fund posted a strong absolute gain, yet it trailed the Russell Midcap Growth Index return, due largely to performance in the second and third quarters. The relative underperformance in 2003 was generally a result of market sentiment rewarding companies with weak but improving fundamentals. Specifically, the sub-advisor's underweight allocations to stocks in the Technology, Telecommunications and Media ("TMT") groups held back relative returns, along with an overweight position in Energy stocks. While the sub-advisor began to selectively add exposure to the highly cyclical Semiconductor and Software groups mid year, the major challenge was to identify quality growth stocks that did not discount high and often unprecedented expectations. Stocks that more than tripled despite challenging outlooks included very strong performances by Avaya Inc., PMC-Sierra Inc. and UnitedGlobalCom Inc.

                                SMALL-CAP VALUE

The fund's sub-advisor uses normalized earnings to derive a stock's intrinsic value, and then compares it to current market price to make portfolio decisions. This emphasis on finding and investing in high quality companies meant that the fund did not participate fully in the year's rally, as "low quality" companies dominated. In addition, 2003 was clearly a micro-cap year. In this regard, the sub-advisor's bias towards slightly larger, more liquid stocks detracted from performance. The sub-advisor's industry selection was a significant positive contributor to 2003 performance, but stock selection detracted, particularly among specialty retailers. Individual holdings that added to performance included Acuity Brands, Dendrite International and Rayonier while JLG Industrials, Footstar and Payless Shoesource hampered returns.

                              SPECIAL EQUITY FUND

The fund is managed by five sub-advisors: two small-cap growth managers, two small-cap value managers, and one small-cap core manager. The fund produced high absolute returns for the year ended December 31, but trailed its Russell 2000 Index. This underperformance was primarily due to the low quality nature of the stock market rally generally, in particular during the second quarter when the fund's strong quality focus cost the relative performance. Industry selection was a positive contributor to performance, with an overweighted position to the outperforming Semiconductor sector and an underweighted position to Real Estate and Chemicals. ITT Educational Services was the Fund's most additive holding for the twelve months ended December 31, while Healthsouth and PEC Solutions detracted from returns.

                                SMALL CAP GROWTH

The fund's sub-advisor seeks sustainable growth with reasonable valuations. The fund did not participate to the fullest extent possible in this year's market rally, as stocks generally considered to be of poor quality, e.g., those with low returns on equity, outperformed the broad index during the year. In addition, smallest stocks did the best, with the smallest 25% of stocks returning considerably more on average than all other stocks in the index. The portfolio's returns were hurt on a relative basis by poor stock selection in the Consumer Services and Technology sectors as well as being underexposed to the type of stocks that performed best; those with the smallest market capitalizations and poorest earnings and balance sheet quality. The Technology sector was the best performing sector within the Russell 2000 Growth Index, returning over 65%, and the portfolio's relative underweight in this sector was also a significant factor to the underperformance.

                               AGGRESSIVE EQUITY

Despite high absolute returns, the fund underperformed its benchmark for the year as the market was dominated by the extraordinary performance from low quality, low price securities. The fund's sub-advisor uses a quantitative model that benefits from market trends, favoring companies with strong relative risk adjusted returns and accelerating earnings growth. This approach did not perform well during the earlier part of 2003, but did prove helpful as the year progressed and such securities became attractive from a risk adjusted relative return basis. Unfortunately, December provided a two-week correction in these top-performing securities that led to the eventual year-end underperformance. For the full year, industry selection was a positive contributor to fund performance, but stock selection, particularly among software and pharmaceuticals hampered returns.

                              INTERNATIONAL EQUITY

Optimism about a sustainable economic recovery in Europe and Japan coupled with strong corporate earnings helped international equity markets produce very strong returns for the year. The fund did benefit from the sub-advisor's stock selection decisions in Japan, particularly within the Information Techology sector, including holdings in Tokyo Electron, NEC Corp. and Yahoo Japan. Stock selection in Materials was also additive, as was an underweighting to the Consumer Staples sector, which underperformed. Finally, the fund's exposure to emerging markets, the broad benchmark for which posted a 56% return, contributed positively to performance for the year. Detractors from performance included stock selection and underweighting in Financials, especially in the insurance industry; stock selection and underweighting in the Discretionary sector, specifically Inditex, Mitsubishi Motors and Sony; and stock selection in the Industrials sector.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

                                                    HIGH       INTERMEDIATE
                                    MONEY         QUALITY       GOVERNMENT         CORE                          VALUE &
                                    MARKET          BOND           BOND            BOND          BALANCED         INCOME
                                 ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost............  $798,222,566   $642,896,569   $326,262,518   $1,642,694,609   $419,931,676   $1,956,775,436
                                 ============   ============   ============   ==============   ============   ==============
Securities, at value, including
 securities loaned (Note 4)....  $798,222,566   $645,981,818   $327,608,620   $1,661,686,950   $458,893,796   $2,271,099,234
Repurchase agreements (cost
 equals market)................           774      3,547,162      5,865,247       87,077,526     22,111,141       77,231,817
Cash...........................           596          2,417             --           37,118          4,402           15,749
Receivable for securities
 sold..........................            --            933             --      116,790,967     12,362,308          440,275
Unrealized appreciation on
 foreign currency forward
 contracts.....................            --             --             --        3,173,812        185,665               --
Variation margin...............            --             --             --               --             --               --
Interest receivable............     1,583,992      4,605,369      3,609,480       18,339,131      1,653,185            4,985
Dividends receivable...........            --             --             --               --        368,349        3,754,377
Foreign tax reclaim
 receivable....................            --             --             --               --             --               --
Receivable from Advisor........            --             --             --               --         20,077               --
Receivable from securities
 lending.......................            --          1,707             --           29,338          4,154           16,687
                                 ------------   ------------   ------------   --------------   ------------   --------------
Total assets...................   799,807,928    654,139,406    337,083,347    1,887,134,842    495,603,077    2,352,563,124
                                 ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Payable to Custodian...........            --             --         31,373               --             --               --
Collateral for securities
 loaned........................            --     31,159,620     53,416,536      160,419,929     29,454,439      151,980,023
Payable for securities
 purchased.....................            --             --     18,000,047      239,157,696     28,743,092        1,536,951
Securities sold short, at value
 (proceeds $5,063,319 and
 $1,944,612, respectively).....            --             --             --        5,117,122      1,952,593               --
Written options, at value
 (premium $444,723 and $48,164,
 respectively).................            --             --             --          231,743         25,056               --
Unrealized depreciation on
 foreign currency forward
 contracts.....................            --             --             --       12,521,039      1,081,753               --
Payable to Advisor.............            --             --             --              549             --               --
Variation margin...............            --             --             --          369,185         35,075               --
Investment advisory fees.......       186,592        192,360         84,630          458,852        173,048          866,076
Accrued expenses...............        48,738         39,092         30,773           71,720         52,189           94,339
Contingent liability (Note
 6)............................            --             --             --               --             --               --
                                 ------------   ------------   ------------   --------------   ------------   --------------
Total liabilities..............       235,330     31,391,072     71,563,359      418,347,835     61,517,245      154,477,389
                                 ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS.....................  $799,572,598   $622,748,334   $265,519,988   $1,468,787,007   $434,085,832   $2,198,085,735
                                 ============   ============   ============   ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital................  $799,572,598   $619,663,085   $264,173,886   $1,460,263,270   $396,188,539   $1,883,761,937
Net unrealized appreciation on
 securities....................            --      3,085,249      1,346,102       18,992,341     38,962,120      314,323,798
Net unrealized appreciation
 (depreciation) on futures,
 written options and short
 sales.........................            --             --             --       (1,446,390)      (195,089)              --
Net unrealized depreciation on
 translation of assets and
 liabilities in foreign
 currencies....................            --             --             --       (9,022,214)      (869,738)              --
                                 ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS.....................  $799,572,598   $622,748,334   $265,519,988   $1,468,787,007   $434,085,832   $2,198,085,735
                                 ============   ============   ============   ==============   ============   ==============


                                    GROWTH &
                                     INCOME
                                 --------------
ASSETS:
Securities, at cost............  $  973,772,106
                                 ==============
Securities, at value, including
 securities loaned (Note 4)....  $1,101,712,881
Repurchase agreements (cost
 equals market)................      20,206,694
Cash...........................           3,203
Receivable for securities
 sold..........................              --
Unrealized appreciation on
 foreign currency forward
 contracts.....................              --
Variation margin...............           5,800
Interest receivable............           1,816
Dividends receivable...........       1,184,749
Foreign tax reclaim
 receivable....................              --
Receivable from Advisor........              --
Receivable from securities
 lending.......................          30,132
                                 --------------
Total assets...................   1,123,145,275
                                 --------------
LIABILITIES:
Payable to Custodian...........              --
Collateral for securities
 loaned........................      59,141,095
Payable for securities
 purchased.....................              --
Securities sold short, at value
 (proceeds $5,063,319 and
 $1,944,612, respectively).....              --
Written options, at value
 (premium $444,723 and $48,164,
 respectively).................              --
Unrealized depreciation on
 foreign currency forward
 contracts.....................              --
Payable to Advisor.............              --
Variation margin...............              --
Investment advisory fees.......         558,929
Accrued expenses...............          55,919
Contingent liability (Note
 6)............................              --
                                 --------------
Total liabilities..............      59,755,943
                                 --------------
NET ASSETS.....................  $1,063,389,332
                                 ==============
NET ASSETS CONSIST OF:
Paid-in capital................  $  935,418,429
Net unrealized appreciation on
 securities....................     127,940,775
Net unrealized appreciation
 (depreciation) on futures,
 written options and short
 sales.........................          30,128
Net unrealized depreciation on
 translation of assets and
 liabilities in foreign
 currencies....................              --
                                 --------------
NET ASSETS.....................  $1,063,389,332
                                 ==============

                       See notes to financial statements.

              EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE     HIGH YIELD
              GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH         EQUITY          BOND
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------

          $1,799,554,954   $210,927,308   $166,912,352   $ 90,054,940   $1,088,065,726   $ 79,777,582   $387,673,224   $243,589,525
          ==============   ============   ============   ============   ==============   ============   ============   ============

          $1,999,739,813   $235,978,774   $183,114,360   $105,402,643   $1,368,186,393   $ 92,988,046   $448,437,981   $259,863,869

              56,130,189     25,821,934     12,155,301      6,177,260       78,500,165     14,423,993     17,782,237     19,578,332
                  10,625      1,015,674          2,648          1,099           35,508          2,333         12,693             --
               7,591,869      3,696,809      1,115,014             --        7,147,105         33,656      5,566,632        462,094

                      --             --             --             --               --             --             --             --
                      --             --             --             --               --             --             --             --
                   2,704          1,287            922            304            5,493            549          2,561      5,627,558
               1,320,489        197,011        124,000         77,028          767,428         41,139         23,069         74,343
                   3,922            720             --             --               --             --             --             --
                      --          9,652          2,108          1,861               --          2,570          3,026         10,076
                  16,912          5,511          2,891            876           38,664          2,013         14,547             --
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------
           2,064,816,523    266,727,372    196,517,244    111,661,071    1,454,680,756    107,494,299    471,842,746    285,616,272
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------

                      --             --             --             --               --             --             --             --
              75,729,565     36,445,993     29,139,322      8,553,351      170,584,121     13,953,530     88,458,027             --
              12,030,949     13,940,670      1,504,146      2,135,079       12,461,733      9,871,447     11,674,955      2,747,070

                      --             --             --             --               --             --             --             --

                      --             --             --             --               --             --             --             --

                 253,771             --             --             --               --             --             --             --
                     677             --             --             --              399             --             --             --
                      --             --             --             --           61,200             --             --             --
               1,083,532        116,479         95,747         64,408          898,789         57,936        323,295        132,768
                  81,329         31,111         30,155         20,775           73,389         21,743         53,459         35,660
                      --             --             --             --               --             --             --             --
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------
              89,179,823     50,534,253     30,769,370     10,773,613      184,079,631     23,904,656    100,509,736      2,915,498
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------
          $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125   $ 83,589,643   $371,333,010   $282,700,774
          ==============   ============   ============   ============   ==============   ============   ============   ============

          $1,775,704,598   $191,141,653   $149,545,866   $ 85,539,755   $  990,377,398   $ 70,379,179   $310,568,253   $266,426,430

             200,184,859     25,051,466     16,202,008     15,347,703      280,120,667     13,210,464     60,764,757     16,274,344

                      --             --             --             --          103,060             --             --             --

                (252,757)            --             --             --               --             --             --             --
          --------------   ------------   ------------   ------------   --------------   ------------   ------------   ------------
          $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125   $ 83,589,643   $371,333,010   $282,700,774
          ==============   ============   ============   ============   ==============   ============   ============   ============

           INTERNATIONAL
               EQUITY
           --------------

           $  912,166,196
           ==============

           $1,052,801,050

               78,815,866
                   16,979
                  164,284

                  676,503
                       --
                   56,557
                  595,206
                  579,344
                       --
                   16,420
           --------------
            1,133,722,209
           --------------

                       --
               80,552,348
                1,410,215

                       --

                       --

                1,935,257
                       --
                       --
                  670,844
                  119,649
                       --
           --------------
               84,688,313
           --------------
           $1,049,033,896
           ==============

           $  909,592,331

              140,634,854

                       --

               (1,193,289)
           --------------
           $1,049,033,896
           ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                HIGH       INTERMEDIATE
                                  MONEY        QUALITY      GOVERNMENT       CORE                       VALUE &        GROWTH &
                                 MARKET         BOND           BOND          BOND        BALANCED        INCOME         INCOME
                               -----------   -----------   ------------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
Interest income..............  $12,455,044   $19,195,982   $10,643,578    $49,309,905   $ 6,083,212   $    594,802   $     90,287
Securities lending income
 (net).......................           --        11,811        56,944        249,995        30,579        111,435         40,804
Dividend income..............           --            --            --             --     4,473,650     42,467,206     14,800,812
Less: withholding taxes......           --            --            --             --            --        (79,247)            --
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
Total income.................   12,455,044    19,207,793    10,700,522     49,559,900    10,587,441     43,094,196     14,931,903
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees.....    2,243,100     1,883,795     1,139,280      4,439,027     1,788,590      8,137,894      5,427,473
Custody fees.................      183,809       124,587        76,457        419,978       207,397        374,681        244,928
Professional fees............       36,764        32,833        29,958         42,594        32,397         53,278         38,902
Reports to shareholders......        7,436         4,867         2,987         24,145        10,895         15,135          6,580
Miscellaneous fees...........        4,210         2,430         1,566          5,802         1,868         13,711          4,175
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
Total expenses...............    2,475,319     2,048,512     1,250,248      4,931,546     2,041,147      8,594,699      5,722,058
Expenses reimbursed by the
 Advisor.....................           --            --            --           (373)      (53,018)            --             --
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
Net expenses.................    2,475,319     2,048,512     1,250,248      4,931,173     1,988,129      8,594,699      5,722,058
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
NET INVESTMENT INCOME
 (LOSS)......................    9,979,725    17,159,281     9,450,274     44,628,727     8,599,312     34,499,497      9,209,845
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 SECURITIES, FUTURES, WRITTEN
 OPTIONS, SHORT SALES AND
 FOREIGN CURRENCIES:
Net realized gains (losses)
 on securities...............        2,502     1,053,699     9,090,837     33,834,691    (2,378,526)   (14,947,882)   (18,757,982)
Net realized gains (losses)
 on futures, written options
 and short sales.............           --            --            --     (7,377,329)     (381,773)            --        393,990
Net realized gains (losses)
 on foreign currency
 transactions................           --            --            --     (9,734,134)   (1,376,703)            --             --
Net change in unrealized
 appreciation (depreciation)
 on securities...............           --    (6,996,509)  (12,217,945)    (7,048,140)   61,359,689    432,326,774    212,270,922
Net change in unrealized
 appreciation on futures,
 written options and short
 sales.......................           --            --            --      4,245,398       320,215             --        183,859
Net change in unrealized
 depreciation on translation
 of assets and liabilities in
 foreign currencies..........           --            --            --     (8,285,094)     (677,257)            --             --
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
Net realized and unrealized
 gains (losses) on
 securities, futures, written
 options, short sales and
 foreign currencies..........        2,502    (5,942,810)   (3,127,108)     5,635,392    56,865,645    417,378,892    194,090,789
                               -----------   -----------   -----------    -----------   -----------   ------------   ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...  $ 9,982,227   $11,216,471   $ 6,323,166    $50,264,119   $65,464,957   $451,878,389   $203,300,634
                               ===========   ===========   ===========    ===========   ===========   ============   ============

                       See notes to financial statements.

             EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    HIGH YIELD
             GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH        EQUITY         BOND
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------

          $    183,742   $    35,327   $    17,669   $    11,410   $    154,335   $    13,598   $    15,776   $22,567,878
               104,146        18,134        18,610         6,900        420,624        16,452       121,670            --
            14,853,365     1,365,389       393,135     1,080,814      8,215,955       307,253     1,197,881       332,864
               (97,359)       (5,095)         (949)           --         (5,068)       (2,157)           --            --
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------
            15,043,894     1,413,755       428,465     1,099,124      8,785,846       335,146     1,335,327    22,900,742
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------

             9,484,312       746,553       692,964       420,493      8,542,212       398,170     3,211,358     1,300,488
               334,744        72,321        61,079        44,758        384,532        49,947        91,544       104,322
                47,154        26,013        25,914        18,745         52,683        18,681        29,764        29,652
                 9,887           755           488           685         60,926           605         2,937         1,880
                 6,922           152           157           204          5,136           182         1,576         1,160
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------
             9,883,019       845,794       780,602       484,885      9,045,489       467,585     3,337,179     1,437,502

                    --       (62,667)      (56,338)      (47,121)          (120)      (54,016)      (24,963)      (17,678)
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------
             9,883,019       783,127       724,264       437,764      9,045,369       413,569     3,312,216     1,419,824
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------
             5,160,875       630,628      (295,799)      661,360       (259,523)      (78,423)   (1,976,889)   21,480,918
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------

           (53,877,311)   16,382,379     7,924,068     3,460,669     93,446,698     3,962,414    28,566,283    14,222,810

                    --            --            --            --      1,993,411            --            --            --

              (448,279)           12            --            --             --            --            --            --

           409,432,264    26,563,475    16,015,678    16,155,804    300,788,244    12,202,135    56,018,993    23,379,451

                    --            --            --            --        229,855            --            --            --

              (253,185)           --            --            --             --            --            --            --
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------

           354,853,489    42,945,866    23,939,746    19,616,473    396,458,208    16,164,549    84,585,276    37,602,261
          ------------   -----------   -----------   -----------   ------------   -----------   -----------   -----------

          $360,014,364   $43,576,494   $23,643,947   $20,277,833   $396,198,685   $16,086,126   $82,608,387   $59,083,179
          ============   ===========   ===========   ===========   ============   ===========   ===========   ===========

           INTERNATIONAL
              EQUITY
           -------------

           $    100,659
                329,719
             17,311,664
             (1,974,565)
           ------------
             15,767,477
           ------------

              5,969,766
                872,690
                 41,738
                  5,907
                  3,642
           ------------
              6,893,743

                     --
           ------------
              6,893,743
           ------------
              8,873,734
           ------------

            (29,216,895)

                     --

              4,292,233

            279,190,953

                     --

             (2,877,612)
           ------------

            251,388,679
           ------------

           $260,262,413
           ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                  HIGH        INTERMEDIATE
                                 MONEY           QUALITY       GOVERNMENT          CORE                          VALUE &
                                MARKET            BOND            BOND             BOND          BALANCED         INCOME
                            ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)...................  $     9,979,725   $  17,159,281   $   9,450,274   $   44,628,727   $  8,599,312   $   34,499,497
Net realized gains
 (losses) on securities...            2,502       1,053,699       9,090,837       33,834,691     (2,378,526)     (14,947,882)
Net realized gains
 (losses) on futures,
 written options and short
 sales....................               --              --              --       (7,377,329)      (381,773)              --
Net realized gains
 (losses) on foreign
 currency transactions....               --              --              --       (9,734,134)    (1,376,703)              --
Net change in unrealized
 appreciation
 (depreciation) on
 securities...............               --      (6,996,509)    (12,217,945)      (7,048,140)    61,359,689      432,326,774
Net change in unrealized
 appreciation on futures,
 written options and short
 sales....................               --              --              --        4,245,398        320,215               --
Net change in unrealized
 depreciation on
 translation of assets and
 liabilities in foreign
 currencies...............               --              --              --       (8,285,094)      (677,257)              --
                            ---------------   -------------   -------------   --------------   ------------   --------------
Net increase in net assets
 resulting from
 operations...............        9,982,227      11,216,471       6,323,166       50,264,119     65,464,957      451,878,389
                            ---------------   -------------   -------------   --------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested.................    4,895,275,949     443,551,095     136,326,640    1,006,604,253     87,161,756      787,647,945
Value of capital
 withdrawn................   (4,970,458,524)   (271,034,250)   (235,135,208)    (587,705,969)   (94,286,493)    (594,600,404)
                            ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in
 net assets resulting from
 capital transactions.....      (75,182,575)    172,516,845     (98,808,568)     418,898,284     (7,124,737)     193,047,541
                            ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in
 net assets...............      (65,200,348)    183,733,316     (92,485,402)     469,162,403     58,340,220      644,925,930
NET ASSETS:
Beginning of year.........      864,772,946     439,015,018     358,005,390      999,624,604    375,745,612    1,553,159,805
                            ---------------   -------------   -------------   --------------   ------------   --------------
End of year...............  $   799,572,598   $ 622,748,334   $ 265,519,988   $1,468,787,007   $434,085,832   $2,198,085,735
                            ===============   =============   =============   ==============   ============   ==============


                               GROWTH &
                                INCOME
                            --------------
FROM OPERATIONS:
Net investment income
 (loss)...................  $    9,209,845
Net realized gains
 (losses) on securities...     (18,757,982)
Net realized gains
 (losses) on futures,
 written options and short
 sales....................         393,990
Net realized gains
 (losses) on foreign
 currency transactions....              --
Net change in unrealized
 appreciation
 (depreciation) on
 securities...............     212,270,922
Net change in unrealized
 appreciation on futures,
 written options and short
 sales....................         183,859
Net change in unrealized
 depreciation on
 translation of assets and
 liabilities in foreign
 currencies...............              --
                            --------------
Net increase in net assets
 resulting from
 operations...............     203,300,634
                            --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested.................     426,163,342
Value of capital
 withdrawn................    (365,696,147)
                            --------------
Net increase (decrease) in
 net assets resulting from
 capital transactions.....      60,467,195
                            --------------
Net increase (decrease) in
 net assets...............     263,767,829
NET ASSETS:
Beginning of year.........     799,621,503
                            --------------
End of year...............  $1,063,389,332
                            ==============

                       See notes to financial statements.

              EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE     HIGH YIELD
              GROWTH          VALUE          GROWTH         VALUE           EQUITY         GROWTH         EQUITY          BOND
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------

          $    5,160,875   $    630,628   $   (295,799)  $    661,360   $     (259,523)  $   (78,423)  $ (1,976,889)  $ 21,480,918

             (53,877,311)    16,382,379      7,924,068      3,460,669       93,446,698     3,962,414     28,566,283     14,222,810

                      --             --             --             --        1,993,411            --             --             --

                (448,279)            12             --             --               --            --             --             --

             409,432,264     26,563,475     16,015,678     16,155,804      300,788,244    12,202,135     56,018,993     23,379,451

                      --             --             --             --          229,855            --             --             --

                (253,185)            --             --             --               --            --             --             --
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------

             360,014,364     43,576,494     23,643,947     20,277,833      396,198,685    16,086,126     82,608,387     59,083,179
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------

             842,583,806    152,858,411    117,035,920     74,205,600      619,304,338    60,627,113    219,225,766    164,492,103
            (373,850,553)   (27,871,166)   (19,202,750)   (11,516,201)    (750,860,756)   (9,645,051)  (242,800,742)  (148,960,043)
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------

             468,733,253    124,987,245     97,833,170     62,689,399     (131,556,418)   50,982,062    (23,574,976)    15,532,060
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------

             828,747,617    168,563,739    121,477,117     82,967,232      264,642,267    67,068,188     59,033,411     74,615,239

           1,146,889,083     47,629,380     44,270,757     17,920,226    1,005,958,858    16,521,455    312,299,599    208,085,535
          --------------   ------------   ------------   ------------   --------------   -----------   ------------   ------------
          $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125   $83,589,643   $371,333,010   $282,700,774
          ==============   ============   ============   ============   ==============   ===========   ============   ============

           INTERNATIONAL
               EQUITY
           --------------

           $    8,873,734

              (29,216,895)

                       --

                4,292,233

              279,190,953

                       --

               (2,877,612)
           --------------

              260,262,413
           --------------

            1,663,422,826
           (1,531,539,691)
           --------------

              131,883,135
           --------------

              392,145,548

              656,888,348
           --------------
           $1,049,033,896
           ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   HIGH        INTERMEDIATE
                                  MONEY           QUALITY       GOVERNMENT        CORE                           VALUE &
                                 MARKET            BOND            BOND           BOND          BALANCED          INCOME
                             ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)....................  $    13,605,046   $  16,268,846   $ 12,019,762   $  43,145,000   $  11,093,817   $   32,404,566
Net realized gains (losses)
 on securities.............           17,391       1,328,948      3,260,207      29,137,981     (32,851,562)     (49,366,130)
Net realized losses on
 futures, written options
 and short sales...........               --              --             --     (12,591,733)     (1,438,214)              --
Net realized gains (losses)
 on foreign currency
 transactions..............               --              --             --           3,328         (16,980)              --
Net change in unrealized
 appreciation
 (depreciation) on
 securities................               --       4,727,239      9,226,645      27,277,439     (20,750,290)    (255,253,221)
Net change in unrealized
 depreciation on futures...               --              --             --      (5,691,788)       (596,810)              --
Net change in unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies................               --              --             --        (744,806)       (194,408)              --
                             ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in
 net assets resulting from
 operations................       13,622,437      22,325,033     24,506,614      80,535,421     (44,754,447)    (272,214,785)
                             ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested..................    4,912,006,709     316,504,911    169,225,450     587,510,246      98,930,216      821,338,693
Value of capital
 withdrawn.................   (4,765,433,391)   (230,317,882)   (96,521,791)   (429,894,202)   (176,266,754)    (649,666,149)
                             ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in
 net assets resulting from
 capital transactions......      146,573,318      86,187,029     72,703,659     157,616,044     (77,336,538)     171,672,544
                             ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in
 net assets................      160,195,755     108,512,062     97,210,273     238,151,465    (122,090,985)    (100,542,241)
NET ASSETS:
Beginning of year..........      704,577,191     330,502,956    260,795,117     761,473,139     497,836,597    1,653,702,046
                             ---------------   -------------   ------------   -------------   -------------   --------------
End of year................  $   864,772,946   $ 439,015,018   $358,005,390   $ 999,624,604   $ 375,745,612   $1,553,159,805
                             ===============   =============   ============   =============   =============   ==============


                               GROWTH &
                                INCOME
                             -------------
FROM OPERATIONS:
Net investment income
 (loss)....................  $   6,917,502
Net realized gains (losses)
 on securities.............   (158,046,430)
Net realized losses on
 futures, written options
 and short sales...........       (827,873)
Net realized gains (losses)
 on foreign currency
 transactions..............             --
Net change in unrealized
 appreciation
 (depreciation) on
 securities................    (77,626,470)
Net change in unrealized
 depreciation on futures...       (153,731)
Net change in unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies................             --
                             -------------
Net increase (decrease) in
 net assets resulting from
 operations................   (229,737,002)
                             -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested..................    463,944,648
Value of capital
 withdrawn.................   (403,351,910)
                             -------------
Net increase (decrease) in
 net assets resulting from
 capital transactions......     60,592,738
                             -------------
Net increase (decrease) in
 net assets................   (169,144,264)
NET ASSETS:
Beginning of year..........    968,765,767
                             -------------
End of year................  $ 799,621,503
                             =============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

              EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE      HIGH YIELD
              GROWTH          VALUE          GROWTH       VALUE(1)         EQUITY         GROWTH(1)       EQUITY           BOND
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------

          $    2,771,887   $    165,808   $   (157,349)  $    30,765   $       576,113   $   (39,083)  $  (2,002,779)  $ 18,084,908

            (203,992,761)    (2,203,548)    (8,542,151)     (635,185)     (121,857,230)   (1,198,826)    (86,973,699)    (8,656,105)

                      --             --             --            --        (1,145,022)           --              --             --

                   4,214             --             --            --            (3,662)           --              --             --

            (133,263,844)    (2,836,730)      (272,411)     (808,101)     (202,240,665)    1,008,329     (18,621,085)    (5,025,540)

                      --             --             --            --          (478,227)           --              --             --

                     428             --             --            --                --            --              --             --
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------

            (334,480,076)    (4,874,470)    (8,971,911)   (1,412,521)     (325,148,693)     (229,580)   (107,597,563)     4,403,263
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------

             724,003,183     54,535,136     61,442,314    20,836,788     1,257,299,651    18,976,732     285,800,072     88,710,848
            (473,578,357)   (15,663,580)   (23,762,594)   (1,504,041)   (1,249,415,940)   (2,225,697)   (238,482,043)   (59,048,041)
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------

             250,424,826     38,871,556     37,679,720    19,332,747         7,883,711    16,751,035      47,318,029     29,662,807
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------

             (84,055,250)    33,997,086     28,707,809    17,920,226      (317,264,982)   16,521,455     (60,279,534)    34,066,070

           1,230,944,333     13,632,294     15,562,948            --     1,323,223,840            --     372,579,133    174,019,465
          --------------   ------------   ------------   -----------   ---------------   -----------   -------------   ------------
          $1,146,889,083   $ 47,629,380   $ 44,270,757   $17,920,226   $ 1,005,958,858   $16,521,455   $ 312,299,599   $208,085,535
          ==============   ============   ============   ===========   ===============   ===========   =============   ============

            INTERNATIONAL
               EQUITY
           ---------------

           $     5,546,189

               (47,748,953)

                        --

                 8,106,486

               (68,130,187)

                        --

                (2,378,692)
           ---------------

              (104,605,157)
           ---------------

             2,216,447,729
            (2,087,842,949)
           ---------------

               128,604,780
           ---------------

                23,999,623

               632,888,725
           ---------------
           $   656,888,348
           ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 33.8%
$ 2,699,000   CIT Group, Inc.,
                1.06%, 03/23/04..............  $  2,692,483
 17,900,000   Countrywide Home Loan,
                1.11%, 01/09/04..............    17,895,585
  6,930,000   DaimlerChrysler,
                1.37%, 01/16/04..............     6,926,044
  4,434,000   Dexia Delaware LLC,
                1.08%, 01/14/04..............     4,432,271
    469,000   Edison Asset Securitization
                LLC -- 144A,
                1.09%, 01/05/04..............       468,943
  9,395,000   Golden Funding Corp. -- 144A,
                1.10%, 01/20/04..............     9,389,546
  8,033,000   Household Finance Corp.,
                1.10%, 01/09/04..............     8,031,036
  3,000,000   Kellogg Company -- 144A,
                1.18%, 01/15/04..............     2,998,623
  1,300,000   Lloyds Bank PLC,
                1.10%, 01/22/04..............     1,299,166
 28,147,000   Lockhart Funding LLC -- 144A,
                1.19%, 02/02/04..............    28,117,226
 19,375,000   Marsh & McLennan Companies,
                Inc. -- 144A,
                1.07%, 01/12/04..............    19,368,666
 24,090,000   National Rural Utilities
                Cooperative Finance Corp.,
                1.09%, 01/29/04..............    24,069,671
 11,250,000   Nestle Capital Corp.,
                1.07%, 01/21/04..............    11,243,313
 30,000,000   Province of Quebec,
                1.07%, 01/26/04..............    29,977,708
 10,240,000   Starfish Global Funding LLC --
                144A,
                1.10%, 01/14/04..............    10,235,932
 11,646,000   Starfish Global Funding LLC --
                144A,
                1.12%, 02/23/04..............    11,626,797
 13,300,000   Three Pillars Funding
                Company -- 144A,
                1.10%, 01/02/04..............    13,299,594
 16,121,000   Three Pillars Funding
                Company -- 144A,
                1.10%, 01/12/04..............    16,115,582
 34,275,000   Thunder Bay Funding, Inc. --
                144A,
                1.10%, 01/09/04..............    34,266,622
 17,798,000   Toronto Dominion Holdings,
                1.08%, 01/23/04..............    17,786,253
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $270,241,061)................   270,241,061
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              DOMESTIC CERTIFICATES OF DEPOSIT -- 6.0%
$22,500,000   Tannehill Capital Company
                LLC -- 144A, Variable Rate,
                1.14%(**), 01/23/04..........  $ 22,499,863
 25,500,000   Wells Fargo Bank N.A.,
                1.08%, 01/09/04..............    25,500,000
                                               ------------
              TOTAL DOMESTIC CERTIFICATES OF
                DEPOSIT (Cost $47,999,863)...    47,999,863
                                               ------------
              DOMESTIC EURODOLLAR CERTIFICATES OF
                DEPOSIT -- 6.3%
 30,000,000   Barclays Bank PLC,
                1.10%, 01/09/04..............    30,000,033
 20,000,000   HBOS Treasury Services PLC,
                1.12%, 03/19/04..............    20,000,000
                                               ------------
              TOTAL DOMESTIC EURODOLLAR
                CERTIFICATES OF DEPOSIT (Cost
                $50,000,033).................    50,000,033
                                               ------------
              FOREIGN CERTIFICATE OF DEPOSIT -- 1.9%
 15,000,000   Canadian Imperial Bank,
                1.46%, 11/17/04 (Cost
                $14,998,705).................    14,998,705
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 2.7%
 13,000,000   Caterpillar Financial Service
                Corp., Floating Rate,
                1.25%(**), 07/09/04..........    13,000,000
  9,000,000   Goldman Sachs Group, Inc.
                Floating Rate,
                1.40%(**), 04/13/04..........     9,000,000
                                               ------------
              TOTAL MEDIUM TERM CORPORATE
                NOTES (Cost $22,000,000).....    22,000,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 15.7%
              FANNIE MAE -- 12.1%
 16,500,000   6.50%, 08/15/04................    17,015,293
 21,100,000   1.25%, 08/30/04................    21,100,000
 23,600,000   1.30%, 08/30/04................    23,581,834
 21,100,000   1.60%, 12/29/04................    21,100,000
 14,100,000   Floating Rate,
                1.09%(**), 06/09/05..........    14,094,661
                                               ------------
                                                 96,891,788
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.1%
    947,000   1.06%, 02/04/04................       946,052
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FREDDIE MAC -- 3.5%
$14,100,000   1.40%, 10/03/04................  $ 14,100,000
 14,100,000   Floating Rate,
                1.11%(**), 10/07/05..........    14,100,000
                                               ------------
                                                 28,200,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $126,037,840)................   126,037,840
                                               ------------
              SHORT TERM CORPORATE NOTES -- 33.4%
  8,000,000   American Express Credit
                Company, Floating Rate,
                1.12%(**), 03/05/04..........     8,000,000
 22,000,000   American Express Credit
                Company, Floating Rate,
                1.12%(**), 05/13/04..........    22,000,000
 18,300,000   Bank Of America Corp., Floating
                Rate,
                1.26%(**), 07/02/04..........    18,305,490
 10,000,000   Bayerische Landesbank
                Girozentrale, Floating Rate,
                1.17%(**), 03/08/04..........    10,000,482
  5,000,000   Coca-Cola Enterprises, Inc.,
                Floating Rate,
                1.41%(**), 04/26/04..........     5,004,019
 25,000,000   Credit Suisse First Boston USA,
                Inc., Floating Rate,
                1.16%(**), 01/21/04..........    25,000,000
 14,300,000   First USA Bank, Floating Rate,
                1.33%(**), 02/10/04..........    14,303,634
 24,000,000   FleetBoston Financial Corp.,
                Floating Rate,
                1.45%(**), 02/20/04..........    24,006,736
 10,300,000   General Electric Capital Corp.,
                Inc., Floating Rate,
                1.23%(**), 02/17/04..........    10,300,000
 18,000,000   Goldman Sachs Group, Inc.
                Floating Rate,
                1.24%(**), 05/03/04..........    18,000,000
 12,000,000   International Lease Finance
                Corp., Floating Rate,
                1.22%(**), 04/08/04..........    12,000,000
 12,500,000   International Lease Finance
                Corp.,
                5.35%, 05/03/04..............    12,654,140

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 8,750,000   Keybank N.A., Floating Rate,
                1.35%(**), 01/26/04..........  $  8,751,136
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.25%(**), 03/11/04..........    14,000,000
 15,000,000   National Rural Utilities Corp.,
                Floating Rate,
                1.32%(**), 03/10/04..........    15,000,000
 25,000,000   Paccar Financial Corp.,
                Floating Rate,
                1.23%(**), 03/04/04..........    25,004,110
  9,500,000   SBS Communications, Inc. --
                144A,
                4.18%, 06/05/04..............     9,618,277
 15,000,000   SLM Corp. -- 144A, Floating
                Rate,
                1.17%(**), 05/28/04..........    14,997,040
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $266,945,064)....   266,945,064
                                               ------------
              TOTAL SECURITIES (Cost
                $798,222,566)................   798,222,566
                                               ------------
              REPURCHASE AGREEMENT -- 0.0%
        774   With Investors Bank & Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $774
                (Collateralized by Small
                Business Administration,
                4.63%, due 10/25/22, with a
                value of $812) (Cost $774)...           774
                                               ------------
              Total Investments -- 99.8%
                (Cost $798,223,340)..........   798,223,340
              Other assets less
                liabilities -- 0.2%               1,349,258
                                               ------------
              NET ASSETS -- 100.0%...........  $799,572,598
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $798,223,340.
---------------

**   Variable rate security. The rate shown was in effect at December 31, 2003.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 73.8%
             BANKS -- 17.4%
$1,520,000   Abbey National First Capital,
               8.20%, 10/15/04...............  $  1,598,307
 1,000,000   Abbey National PLC, Series EMTN,
               6.69%, 10/17/05...............     1,081,965
 6,490,000   ABN AMRO Bank NV,
               7.25%, 05/31/05...............     6,983,434
 3,000,000   Bank of America Corp.,
               7.75%, 08/15/04...............     3,113,433
 1,000,000   Bank of America Corp.,
               6.20%, 02/15/06...............     1,081,846
 2,000,000   Bank of America Corp.,
               5.25%, 02/01/07...............     2,140,450
 1,000,000   Bank of America Corp.,
               6.63%, 10/15/07...............     1,115,834
 1,500,000   Bank of America Corp., Series
               MTN1, Floating Rate,
               1.42%(a), 08/26/05............     1,505,181
 4,100,000   Bank of Montreal -- Chicago,
               6.10%, 09/15/05...............     4,362,740
 3,000,000   Bank of Montreal -- Chicago,
               7.80%, 04/01/07...............     3,411,408
 3,000,000   Bank One Corp.,
               7.63%, 08/01/05...............     3,266,421
 1,000,000   Bayerische Landesbank,
               4.13%, 01/14/05...............     1,024,458
 4,000,000   Bayersiche Landesbank, Series
               MTN,
               2.50%, 03/30/06...............     4,051,984
 2,000,000   Citigroup Global Markets, Series
               MTNA, Floating Rate,
               1.28%(b), 12/12/06............     2,000,142
 2,500,000   Deutsche Bank Financial,
               6.70%, 12/13/06...............     2,781,655
 7,000,000   Fifth Third Bank,
               6.75%, 07/15/05...............     7,522,290
 2,280,000   HSBC Bank PLC,
               8.63%, 12/15/04...............     2,426,948
   500,000   Inter-American Development Bank,
               8.40%, 09/01/09...............       619,852
 5,000,000   KFW International Finance,
               Series DTC,
               5.25%, 06/28/06...............     5,398,155
 2,000,000   KFW International Finance,
               Series DTC,
               4.75%, 01/24/07(c)............     2,147,016
 5,000,000   LB Baden -- Wuerttemberg,
               7.88%, 04/15/04...............     5,096,615
 1,500,000   National Bank of Canada, Series
               B,
               8.13%, 08/15/04...............     1,562,573

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BANKS (CONTINUED)
$1,000,000   National Westminster Bank,
               7.38%, 10/01/09...............  $  1,171,178
 5,000,000   RBSG Capital Corp.,
               10.13%, 03/01/04..............     5,065,190
 4,000,000   SunTrust Banks, Inc., Series
               BKNT, Floating Rate,
               1.15%(b), 10/03/05............     4,001,504
 3,000,000   Svenska Handelsbanken,
               8.13%, 08/15/07...............     3,485,679
 3,000,000   Swiss Bank Corp.,
               7.25%, 09/01/06...............     3,356,301
 1,500,000   U.S. Bancorp,
               7.63%, 05/01/05...............     1,614,770
 3,000,000   U.S. Bancorp, Series MTNN,
               Floating Rate,
               1.32%(a), 09/16/05............     3,004,560
 2,145,000   U.S. Bank NA Minnesota, Series
               BKNT,
               7.30%, 08/15/05...............     2,325,431
 3,500,000   U.S. Central Credit Union,
               2.75%, 05/30/08...............     3,383,902
 3,000,000   US Bank N.A., Floating Rate,
               1.17%(b), 12/05/05............     3,001,569
 6,000,000   Wachovia Corp.,
               7.55%, 08/18/05...............     6,543,348
 2,000,000   Wells Fargo & Company, Floating
               Rate,
               1.26%(a), 06/12/06............     2,003,726
 4,000,000   Wells Fargo & Company, Floating
               Rate,
               1.26%(a), 09/15/06............     4,005,264
 1,000,000   Wells Fargo & Company, Series
               MTNH,
               6.75%, 10/01/06...............     1,108,566
                                               ------------
                                                108,363,695
                                               ------------
             BUSINESS SERVICES -- 0.4%
 2,500,000   First Data Corp.,
               6.75%, 07/15/05...............     2,688,230
                                               ------------
             FINANCIAL SERVICES -- 8.1%
 4,000,000   Associates Corp. N.A., Series
               MTNH,
               7.63%, 04/27/05...............     4,315,536
 3,000,000   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.70%(a), 07/15/05............     3,022,044
 5,000,000   Bear Stearns Companies, Inc.,
               Series MTNB, Floating Rate,
               1.42%(a), 06/19/06............     5,017,370
 1,000,000   Citigroup, Inc.,
               3.50%, 02/01/08...............     1,004,693

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$2,500,000   Citigroup, Inc., Floating Rate,
               1.30%(a), 05/19/06............  $  2,506,090
 1,000,000   General Electric Capital Corp.,
               Series MTNA,
               8.70%, 03/01/07...............     1,171,167
 8,000,000   Heller Financial, Inc.,
               8.00%, 06/15/05...............     8,728,496
 1,000,000   Heller Financial, Inc.,
               6.38%, 03/15/06...............     1,091,405
 2,000,000   Lehman Brothers Holdings, Inc.,
               6.25%, 05/15/06...............     2,174,002
 3,000,000   Lehman Brothers Holdings, Inc.,
               8.25%, 06/15/07...............     3,499,533
 2,000,000   Morgan Stanley,
               7.75%, 06/15/05...............     2,171,562
 2,500,000   Morgan Stanley,
               6.10%, 04/15/06...............     2,706,748
 3,000,000   Morgan Stanley, Series MTNE,
               Floating Rate,
               1.45%(a), 03/27/06............     3,011,511
 2,500,000   Toyota Motor Credit Corp.,
               Series MTN, Floating Rate,
               1.23%(b), 09/09/05............     2,502,890
 5,000,000   Wells Fargo Financial,
               6.75%, 06/01/05...............     5,347,720
 2,000,000   Wells Fargo Financial,
               6.13%, 02/15/06...............     2,157,592
                                               ------------
                                                 50,428,359
                                               ------------
             FOOD AND BEVERAGE -- 0.9%
 1,000,000   General Mills, Inc.,
               5.13%, 02/15/07...............     1,063,021
 2,000,000   General Mills, Inc.,
               3.88%, 11/30/07...............     2,027,098
 2,430,000   Ralcorp Holdings, Inc.,
               8.75%, 09/15/04...............     2,544,672
                                               ------------
                                                  5,634,791
                                               ------------
             LEISURE AND RECREATION -- 0.5%
 3,145,000   International Game Technology,
               7.88%, 05/15/04...............     3,210,856
                                               ------------
             MACHINERY -- 0.2%
 1,500,000   Ingersoll-Rand Company,
               5.80%, 06/01/04...............     1,526,843
                                               ------------
             OIL, COAL AND GAS -- 1.0%
 1,000,000   Conoco, Inc.,
               5.90%, 04/15/04...............     1,012,854

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
$4,760,000   Tosco Corp.,
               7.25%, 01/01/07...............  $  5,337,069
                                               ------------
                                                  6,349,923
                                               ------------
             PHARMACEUTICALS -- 1.3%
 3,000,000   Abbott Laboratories,
               5.63%, 07/01/06...............     3,237,801
 4,000,000   Merck & Company, Inc.,
               5.25%, 07/01/06(c)............     4,278,036
   767,127   Upjohn Company, Series A,
               9.79%, 02/01/04...............       771,149
                                               ------------
                                                  8,286,986
                                               ------------
             PRIVATE ASSET BACKED: AUTOMOBILES -- 6.4%
 5,000,000   Capital One Auto Finance Trust,
               Series 2001-A, Class A4,
               5.40%, 05/15/08...............     5,214,880
 2,000,000   Capital One Auto Finance Trust,
               Series 2003-A , Class A3A,
               1.83%, 10/15/07...............     1,996,944
 3,250,000   Onyx Acceptance Auto Trust,
               Series 2002-D, Class A4,
               3.10%, 07/15/09...............     3,299,181
 3,965,934   Provident Auto Lease ABS Trust,
               Series 1999-1, Class A2,
               7.03%, 01/14/12...............     4,151,738
   876,821   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A4,
               5.81%, 08/15/06...............       894,726
 4,000,000   SSB Auto Loan Trust, Series
               2002-1, Class A3,
               2.37%, 09/15/06...............     4,037,157
 4,250,000   Susquehanna Auto Lease Trust,
               Series 2003-1, Class A3,
               2.46%, 01/14/07...............     4,280,606
 8,000,000   Volkswagen Auto Loan Enhanced
               Trust, Series 2003-2, Class
               A3,
               2.27%, 10/22/07...............     8,021,610
 4,725,000   Whole Auto Loan Trust, Series
               2002-1, Class A3,
               2.60%, 08/15/06...............     4,781,372
 3,000,000   Whole Auto Loan Trust, Series
               2003-1, Class A3B,
               1.99%, 05/15/07...............     3,000,837
                                               ------------
                                                 39,679,051
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 0.3%
 2,000,000   HBOS Treasury Services
               PLC -- 144A,
               3.75%, 09/30/08...............     2,003,788
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: CREDIT CARDS -- 5.5%
$5,000,000   Citibank Credit Card Issuance
               Trust, Series 2000-A3, Class
               A3,
               6.88%, 11/16/09...............  $  5,699,775
 2,000,000   Citibank Credit Card Issuance
               Trust, Series 2003-A6, Class
               A6,
               2.90%, 05/17/10...............     1,958,036
 5,375,000   Citibank Omni-S Master Trust,
               Series 2000-2, Class A,
               6.75%, 09/16/09...............     5,785,195
 5,250,000   Fleet Credit Card Master Trust
               II, Series 2001-C, Class A,
               3.86%, 03/15/07...............     5,345,093
 1,700,000   Household Private Label Credit
               Card Master Note Trust, Series
               2002-2, Class A, Floating
               Rate,
               1.33%(a), 01/18/11............     1,704,319
 4,818,000   MBNA Master Credit Card Trust,
               Series 1999-M, Class A,
               6.60%, 04/16/07...............     5,039,231
 5,000,000   Nordstrom Private Label Credit
               Card, Series 2001-1A, Class A,
               4.82%, 04/15/10...............     5,266,119
   487,083   Sears Credit Account Master
               Trust, Series 1996-3, Class A,
               7.00%, 07/15/08...............       495,558
 2,570,000   Standard Credit Card Master
               Trust, Series 1994-2, Class A,
               7.25%, 04/07/08...............     2,852,803
                                               ------------
                                                 34,146,129
                                               ------------
             PRIVATE ASSET BACKED: FINANCIAL
               SERVICES -- 8.4%
   782,828   Caterpillar Financial Asset
               Trust, Series 2001-A, Class
               A3,
               4.85%, 04/25/07...............       793,563
 3,040,681   Caterpillar Financial Asset
               Trust, Series 2002-A , Class
               A3,
               3.15%, 02/25/08...............     3,076,690
 3,000,000   Caterpillar Financial Asset
               Trust, Series 2003-A , Class
               A3,
               1.66%, 12/26/07...............     2,986,164
 4,700,890   Community Program Loan Trust,
               Series 1987-A, Class A4,
               4.50%, 10/01/18...............     4,697,282
   675,999   Copelco Capital Funding Corp.,
               Series 1999-B, Class A4,
               6.90%, 12/18/04...............       678,441
 2,750,000   Distribution Financial Services
               Trust, Series 2001-1, Class
               A4,
               5.67%, 01/17/17...............     2,837,996
 3,000,000   First National Master Note
               Trust, Series 2003-1, Class A,
               Floating Rate,
               1.26%(b), 08/15/08............     3,008,436

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$2,000,000   Franklin Auto Trust, Series
               2003-1, Class A4,
               2.27%, 05/20/11...............  $  1,975,796
 1,853,863   Interstar Millennium Trust,
               Series 2003-3G, Class A2,
               Floating Rate,
               1.42%(b), 09/27/35............     1,856,180
 3,000,000   Marshall & Isley Auto Loan
               Trust, Series 2002-1, Class
               A3,
               2.49%, 10/22/07...............     3,027,935
 1,931,429   Morgan Stanley Capital I, Series
               2003-T11, Class A1,
               3.26%, 06/13/41...............     1,946,062
   841,818   Morgan Stanley Capital, Series
               1999-RM1, Class A1,
               6.37%, 12/15/31...............       904,800
 1,550,000   Morgan Stanley Dean Witter
               Capital I, Series 2001-IQA,
               Class A2,
               5.33%, 12/18/32...............     1,656,355
   378,228   Morgan Stanley Dean Witter
               Capital I, Series 2002-HQ,
               Class A1,
               4.59%, 04/15/34...............       391,931
 1,964,224   Morgan Stanley Dean Witter
               Capital I, Series 2002-IQ2,
               Class A1,
               4.09%, 12/15/35...............     2,021,313
 1,302,061   Morgan Stanley Dean Witter
               Capital, Series 2001-TOP3,
               Class A1,
               5.31%, 07/15/33...............     1,362,898
   761,254   Nations Credit Grantor Trust,
               Series 1997, Class A,
               6.75%, 08/15/13...............       800,843
 4,000,000   Navistar Financial Corp. Owner
               Trust, Series 2001-B, Class
               A4,
               4.37%, 11/17/08...............     4,104,039
 3,000,000   Nelnet Student Loan Trust,
               Series 2002-2, Class A3,
               Floating Rate,
               1.24%(a), 09/25/13............     2,989,246
 2,150,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A3,
               5.98%, 06/15/08...............     2,304,077
 3,550,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A5,
               6.45%, 03/15/13...............     4,019,838

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$4,609,134   Public Service New Hampshire
               Funding, LLC, Series 2001-1,
               Class A2,
               5.73%, 11/01/10...............  $  4,967,758
                                               ------------
                                                 52,407,643
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 6.8%
   719,300   Bank Boston Home Equity Loan
               Trust, Series 1998-1, Class
               A4,
               6.42%, 01/25/21...............       731,679
 1,601,067   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1998-C1, Class A1,
               6.34%, 06/16/30...............     1,719,132
 1,198,777   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1999-C1, Class A1,
               5.91%, 02/14/31...............     1,282,918
 1,795,688   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2001-TOP4, Class A1,
               5.06%, 11/15/16...............     1,891,128
   970,865   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2002-PBW1, Class A1,
               3.97%, 11/11/35...............       980,015
 3,000,000   Contimortgage Home Equity Loan
               Trust, Series 1998-2, Class
               A7,
               6.57%, 03/15/23...............     3,057,031
 1,324,070   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2001-CF2, Class A1,
               5.26%, 02/15/34...............     1,356,879
 4,696,556   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2003-C3, Class A1,
               2.08%, 05/15/38...............     4,614,657
   781,006   DLJ Commercial Mortgage Corp.,
               Series 1998-CG1, Class A1A,
               6.11%, 06/10/31...............       804,569
   398,001   EQCC Home Equity Loan Trust,
               Series 1998-1, Class A6F,
               6.25%, 12/15/07...............       404,344
 1,347,872   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-2, Class A1,
               5.26%, 08/11/33...............     1,414,184
   921,648   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-3, Class A1,
               5.56%, 06/10/38...............       982,378

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  758,160   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-1, Class A1,
               5.03%, 12/10/35...............  $    793,579
 3,876,205   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-3A, Class A1,
               4.23%, 12/10/37...............     3,944,569
 1,413,888   IMC Home Equity Loan Trust,
               Series 1997-3, Class A7,
               7.08%, 08/20/28...............     1,421,298
   920,028   JP Morgan Chase Commercial
               Mortgage Securities Corp.,
               Series 2002-C2, Class A1,
               4.33%, 12/12/34...............       936,877
 2,357,367   LB-UBS Commercial Mortgage
               Trust, Series 2003-C3, Class
               A1,
               2.60%, 05/15/27...............     2,332,414
 1,364,739   Residential Asset Mortgage
               Products, Inc., Series
               2002-RZ3, Class A2,
               3.08%, 07/25/26...............     1,369,708
 3,400,000   Residential Asset Mortgage
               Products, Inc., Series
               2003-RS11, Class AI4,
               4.26%, 07/25/29...............     3,404,250
 2,000,000   Residential Asset Mortgage
               Products, Inc., Series
               2003-RZ1, Class AI2,
               2.81%, 10/25/25...............     2,015,532
   356,361   Residential Funding Mortgage
               Securities II, Series
               2001-HI3, Class AI1,
               6.63%, 07/25/26...............       365,085
   480,180   Travelers Mortgage Securities
               Corp., Series 1, Class Z2,
               12.00%, 03/01/14..............       487,631
 3,500,000   Vendee Mortgage Trust, Series
               1996-1, Class 1K,
               6.75%, 11/15/12...............     3,688,068
 2,098,150   Wachovia Bank Commercial
               Mortgage Trust, Series 2003-4,
               Class A1,
               3.00%, 04/15/35...............     2,104,182
                                               ------------
                                                 42,102,107
                                               ------------
             PRIVATE ASSET BACKED: OTHER -- 8.6%
 2,000,000   Asset Securitization Corp.,
               Series 1997-D4, Class A1C,
               7.42%, 04/14/29...............     2,086,719

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER (CONTINUED)
$4,220,013   Bear Stearns Asset Backed
               Securities, Inc., Series
               2003-AC3, Class A1,
               4.00%, 07/25/33...............  $  4,130,669
 4,672,000   California Infrastructure PG&E
               Corp., Series 1997-1, Class
               A8,
               6.48%, 12/26/09...............     5,194,054
 4,891,133   California Infrastructure,
               Series 1997-1, Class A6,
               6.38%, 09/25/08...............     5,215,336
 4,049,332   CIT Equipment Collateral, Series
               2002-VT1, Class A3,
               4.03%, 01/20/06...............     4,114,144
 2,500,000   CIT Equipment Collateral, Series
               2003-VT1, Class A3B,
               1.63%, 04/20/07...............     2,486,746
 3,000,000   CIT RV Trust, Series 1998-A,
               Class A5,
               6.12%, 11/15/13...............     3,116,082
 5,000,000   CNH Equipment Trust, Series
               2003-A, Class A3B,
               1.89%, 07/16/07...............     4,996,012
 2,000,000   CNH Wholesale Master Note Trust,
               Series 2003-1, Class A,
               1.36%, 08/15/08...............     1,999,280
 6,665,000   Connecticut RRB Special Purpose
               Trust CL&P, Series 2001-1,
               Class A3,
               5.73%, 03/30/09...............     7,172,057
   483,739   Household Automotive Trust,
               Series 2001-2, Class A3,
               4.83%, 03/17/06...............       488,105
 3,465,106   Household Automotive Trust,
               Series 2002-1, Class A3,
               3.75%, 09/18/06...............     3,515,868
 2,000,000   Household Automotive Trust,
               Series 2003-1, Class A3,
               1.73%, 12/17/07...............     1,985,580
 2,100,000   Illinois Power Special Purpose
               Trust, Series 1998-1, Class
               A6,
               5.54%, 06/25/09...............     2,254,927
 1,062,744   John Deere Owner Trust, Series
               2001-A, Class A3,
               3.26%, 10/17/05...............     1,070,868
 3,656,237   PBG Equipment Trust, Series 1A,
               Class A,
               6.27%, 01/20/12...............     3,814,073
                                               ------------
                                                 53,640,520
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: RECEIVABLES -- 3.1%
$3,237,077   Alter Moneta Receivables, LLC,
               Series 2003-1,
               2.56%, 03/15/11...............  $  3,237,483
   343,879   Chevy Chase Auto Receivables
               Trust, Series 2001-2 , Class
               A3,
               3.80%, 11/15/05...............       345,355
 4,000,000   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A4,
               4.44%, 04/16/07...............     4,098,626
 3,000,000   Hyundai Auto Receivables Trust,
               Series 2002-A, Class A3,
               2.80%, 02/15/07...............     3,034,461
 2,097,992   National City Auto Receivables
               Trust, Series 2002-A, Class
               A3,
               4.04%, 07/15/06...............     2,124,938
 4,000,000   Regions Auto Receivables Trust,
               Series 2003-2, Class A3,
               2.31%, 01/15/08...............     4,011,250
 2,280,020   World Omni Auto Receivables
               Trust, Series 2001-B, Class
               A3,
               3.79%, 11/21/05...............     2,299,132
                                               ------------
                                                 19,151,245
                                               ------------
             PRIVATE ASSET BACKED: TRANSPORTATION -- 1.7%
 2,294,486   Railcar Leasing, LLC, Series 1,
               Class A1,
               6.75%, 07/15/06...............     2,429,838
 5,000,000   Railcar Leasing, LLC, Series 1,
               Class A2,
               7.13%, 01/15/13...............     5,576,600
 2,437,338   Railcar Trust, Series 1992-1,
               Class A,
               7.75%, 06/01/04...............     2,487,790
                                               ------------
                                                 10,494,228
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 1.2%
 5,000,000   PECO Energy Transition Trust,
               Series 1999-A, Class A6,
               6.05%, 03/01/09...............     5,423,431
 2,000,000   PECO Energy Transition Trust,
               Series 2001-A, Class A1,
               6.52%, 12/31/10...............     2,266,056
                                               ------------
                                                  7,689,487
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.0%
   875,000   AvalonBay Communities,
               6.63%, 01/15/05...............       917,177
 3,000,000   AvalonBay Communities, Series
               MTN,
               6.58%, 02/15/04...............     3,016,992
 1,000,000   Equity Residential Properties,
               7.50%, 04/15/04...............     1,015,841

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$1,000,000   Kimco Realty Corp., Series MTNB,
               7.62%, 10/20/04...............  $  1,047,623
                                               ------------
                                                  5,997,633
                                               ------------
             RETAIL: SUPERMARKETS -- 0.6%
 3,500,000   Safeway, Inc.,
               2.50%, 11/01/05...............     3,467,632
                                               ------------
             UTILITIES: ELECTRIC -- 0.4%
 2,500,000   Atlantic City Electric, Series
               AMBC,
               6.67%, 03/23/05...............     2,655,553
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $457,579,124)...........   459,924,699
                                               ------------
             US TREASURY SECURITIES -- 5.3%
             US TREASURY NOTES
 4,000,000   1.25%, 05/31/05.................     3,990,628
10,000,000   1.63%, 09/30/05(c)..............     9,999,220
 9,000,000   1.63%, 10/31/05(c)..............     8,988,759
10,000,000   1.88%, 11/30/05(c)..............    10,021,880
                                               ------------
             TOTAL US TREASURY SECURITIES
               (Cost $32,919,489)............    33,000,487
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 10.3%
             FANNIE MAE -- 4.2%
 2,394,649   PL# 254062, 6.00%, 10/01/11.....     2,518,680
 4,986,805   PL# 254758, 4.50%, 06/01/13.....     5,084,671
 2,612,045   PL# 254805, 5.00%, 06/01/13.....     2,698,061
 1,380,900   PL# 323743, 5.00%, 04/01/14.....     1,412,530
 1,024,810   PL# 429168, 6.00%, 05/01/13.....     1,077,715
   983,374   PL# 50903, 6.00%, 09/01/08......     1,035,772
 1,216,307   PL# 50973, 6.00%, 01/01/09......     1,281,116
   949,851   PL# 517699, 6.00%, 07/01/14.....       998,466
 3,292,923   PL# 545038, 6.00%, 09/01/14.....     3,462,404
 5,056,187   PL# 555154, 5.50%, 12/01/22.....     5,173,613
 1,171,232   PL# 609771, 6.00%, 09/01/08.....     1,230,453
                                               ------------
                                                 25,973,481
                                               ------------
             FEDERAL FARM CREDIT BANK -- 1.4%
 8,500,000   2.50%, 11/15/05.................     8,595,829
                                               ------------
             FREDDIE MAC -- 1.1%
 7,000,000   3.25%, 11/15/04.................     7,119,077
       508   PL# 306816, 7.00%, 01/01/18.....           510
                                               ------------
                                                  7,119,587
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FREDDIE MAC GOLD -- 1.2%
$   12,214   PL# D06777, 7.50%, 03/01/08.....  $     12,957
   408,486   PL# E00532, 6.50%, 02/01/13.....       432,973
   688,622   PL# E00542, 6.50%, 04/01/13.....       729,803
 1,544,415   PL# E00676, 5.50%, 06/01/14.....     1,606,337
 2,248,601   PL# E89557, 5.50%, 04/01/17.....     2,333,005
 2,260,309   PL# M90802, 4.00%, 03/01/08.....     2,302,046
                                               ------------
                                                  7,417,121
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 0.4%
 2,565,598   PL# 436708, 5.75%, 12/15/22.....     2,670,270
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 2.0%
 3,802,276   Fannie Mae, Series 1993-234,
               Class PC,
               5.50%, 12/25/08...............     3,959,247
   734,602   Fannie Mae, Series 2003-28,
               Class PA,
               5.50%, 05/25/06...............       734,647
 2,337,060   Freddie Mac, Series 2557, Class
               MA,
               4.50%, 07/15/16...............     2,390,286
 3,410,219   Freddie Mac, Series 2640, Class
               PA,
               5.00%, 02/15/11...............     3,481,897
 2,000,000   Freddie Mac, Series T-52, Class
               AF2,
               3.63%, 11/25/32...............     2,024,127
                                               ------------
                                                 12,590,204
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES
               (Cost $64,191,731)............    64,366,492
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 4.9%
 3,000,000   Hydro Quebec, Series MTNB,
               7.00%, 04/12/05...............     3,200,067
 5,000,000   Hydro Quebec, Series MTNB,
               6.52%, 02/23/06...............     5,449,640
 3,500,000   Province of British Columbia,
               4.63%, 10/03/06...............     3,692,441
 5,000,000   Province of Manitoba,
               4.25%, 11/20/06...............     5,209,150
 3,000,000   Province of Ontario,
               7.00%, 08/04/05...............     3,233,667
 4,000,000   Province of Ontario,
               6.00%, 02/21/06...............     4,312,808
 4,000,000   Republic of Italy,
               7.25%, 02/07/05...............     4,239,564

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$1,000,000   Republic of Italy,
               4.38%, 10/25/06...............  $  1,048,339
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS (Cost
               $29,901,761)..................    30,385,676
                                               ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 5.0%
             FANNIE MAE -- 2.0%
   600,534   1.06%, 01/02/04(d)..............       600,534
 6,000,000   1.05%, 01/14/04.................     5,997,725
 6,000,000   1.03%, 01/28/04.................     5,995,387
                                               ------------
                                                 12,593,646
                                               ------------
             FEDERAL HOME LOAN BANK -- 1.9%
 6,000,000   1.02%, 01/21/04.................     5,996,617
 6,000,000   1.04%, 02/27/04.................     5,990,167
                                               ------------
                                                 11,986,784
                                               ------------
             FREDDIE MAC -- 1.1%
   301,555   1.06%, 01/27/04(d)..............       301,555
 6,490,000   1.05%, 02/12/04.................     6,482,050
                                               ------------
                                                  6,783,605
                                               ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES
               (Cost $31,364,035)............    31,364,035
                                               ------------
  SHARES
  ------
             REGULATED INVESTMENT COMPANIES -- 0.4%
 1,055,441   American Aadvantage Select(d)...     1,055,441
   326,742   Merrill Lynch Premier
               Institutional Fund(d).........       326,742
   904,664   Merrimac Cash Fund --
               Premium Class(d)..............       904,664
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $2,286,847).............     2,286,847
                                               ------------
PRINCIPAL
---------
             SHORT TERM CORPORATE NOTES -- 1.3%
$  301,555   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 06/10/04(d)........       301,555

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES (CONTINUED)
$  301,555   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 09/08/04(d)........  $    301,555
   753,887   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.01%(**), 11/04/04(d)........       753,887
   603,109   Fleet National Bank, Floating
               Rate,
               1.00%(**), 01/21/04(d)........       603,109
   753,887   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.06%(**), 01/05/04(d)........       753,887
 1,206,219   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.04%(**), 01/30/04(d)........     1,206,219
 1,960,106   Morgan Stanley, Floating Rate,
               1.05%(**), 06/14/04(d)........     1,960,106
   452,332   Morgan Stanley, Floating Rate,
               1.05%(**), 06/21/04(d)........       452,332
 1,507,773   Morgan Stanley, Floating Rate,
               1.05%(**), 09/10/04(d)........     1,507,773
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $7,840,423).............     7,840,423
                                               ------------
             TIME DEPOSITS -- 2.6%
 2,763,312   Bank of Montreal,
               1.06%, 01/15/04(d)............     2,763,312
 1,206,219   Bank of Montreal,
               1.06%, 02/17/04(d)............     1,206,219
 1,507,773   Bank of Novia Scotia,
               1.08%, 03/10/04(d)............     1,507,773
   904,664   Citigroup, Inc.,
               1.08%, 01/05/04(d)............       904,664
   452,332   Citigroup, Inc.,
               1.09%, 02/06/04(d)............       452,332
   904,664   Credit Agricole Indosuez,
               0.98%, 01/02/04(d)............       904,664
   904,664   Credit Agricole Indosuez,
               1.08%, 01/28/04(d)............       904,664
 1,206,219   Den Danske Bank,
               1.08%, 01/20/04(d)............     1,206,219

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             TIME DEPOSITS (CONTINUED)
$1,507,773   Royal Bank of Canada,
               1.05%, 02/27/04(d)............  $  1,507,773
   753,887   Royal Bank of Scotland,
               1.08%, 01/09/04(d)............       753,887
   301,555   Royal Bank of Scotland,
               1.08%, 01/15/04(d)............       301,555
 2,261,660   Royal Bank of Scotland,
               1.08%, 01/20/04(d)............     2,261,660
   753,887   Svenska Handlesbanken,
               1.08%, 02/04/04(d)............       753,887
   301,555   Toronto Dominion Bank,
               1.10%, 01/08/04(d)............       301,555
   452,332   Wells Fargo Bank, N.A.,
               1.04%, 01/30/04(d)............       452,332
                                               ------------
             TOTAL TIME DEPOSITS
               (Cost $16,182,496)............    16,182,496
                                               ------------
             SHORT TERM COMMERCIAL PAPER -- 0.1%
   329,108   General Electric Capital Corp.,
               1.09%, 01/09/04(d)............       329,108
   301,555   General Electric Capital Corp.,
               1.08%, 01/16/04(d)............       301,555
                                               ------------
             TOTAL SHORT TERM COMMERCIAL
               PAPER (Cost $630,663).........       630,663
                                               ------------
             TOTAL SECURITIES
               (Cost $642,896,569)...........   645,981,818
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 0.6%
$3,317,102   With Goldman Sachs Group, Inc.,
               dated 12/31/03, 1.04%, due
               01/02/04, repurchase proceeds
               at maturity $3,317,294
               (Collateralized by Archer-
               Daniels-Midland Company,
               8.88%, due 04/15/11, with a
               value of $693,244, Den Danske
               Bank -- 144A, 7.40%, due
               06/15/10, with a value of
               $680,505, Honeywell
               International, Inc., 6.88%,
               due 10/03/05, with a value of
               $1,081,279, Morgan Stanley,
               6.75%, due 04/15/11, with a
               value of $270,549, and Lehman
               Brothers Holdings, Inc.,
               3.50%, due 08/07/08, with a
               value of $657,867)(d).........  $  3,317,102
   230,060   With Investors Bank and Trust,
               dated 12/31/03, 0.45%, due
               01/02/04, repurchase proceeds
               at maturity $230,066
               (Collateralized by Small
               Business Administration, rate
               3.88%, due 07/25/26, with a
               value of $241,563)............       230,060
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $3,547,162).............     3,547,162
                                               ------------
             Total Investments -- 104.3%
               (Cost $646,443,731)...........   649,528,980
             Liabilities less other
               assets -- (4.3)%..............   (26,780,646)
                                               ------------
             NET ASSETS -- 100.0%............  $622,748,334
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $646,443,731.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation...............  $ 6,346,222
Gross unrealized depreciation...............   (3,260,973)
                                              -----------
Net unrealized appreciation.................  $ 3,085,249
                                              ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at December 31, 2003.

(b)  Monthly reset provision. The rate shown was in effect at December 31, 2003.

(c)  All or part of this security is on loan.

(d) Short term security purchased with cash collateral received for securities loaned.

**   Variable rate security. The rate shown was in effect at December 31, 2003.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 56.2%
              US TREASURY BONDS -- 1.0%
$ 2,402,000   12.00%, 05/15/05...............  $  2,747,571
                                               ------------
              US TREASURY NOTES -- 55.2%
 13,000,000   3.00%, 01/31/04................    13,024,388
  1,600,000   3.25%, 05/31/04................     1,615,189
  2,300,000   2.13%, 08/31/04................     2,316,443
  2,155,000   2.00%, 11/30/04................     2,171,078
  3,260,000   1.50%, 02/28/05................     3,268,535
  3,780,000   1.63%, 03/31/05................     3,794,179
  4,900,000   1.63%, 04/30/05................     4,916,273
  5,215,000   1.50%, 07/31/05(a).............     5,212,559
 24,500,000   6.50%, 08/15/05................    26,438,955
  4,775,000   5.63%, 02/15/06(a).............     5,147,488
  4,360,000   2.00%, 05/15/06(a).............     4,362,215
  2,785,000   4.63%, 05/15/06................     2,952,537
  2,315,000   2.38%, 08/15/06(a).............     2,328,205
  2,300,000   6.50%, 10/15/06................     2,562,614
 26,778,000   3.25%, 08/15/07(a).............    27,322,985
  1,615,000   3.00%, 11/15/07(a).............     1,629,385
  1,315,000   3.00%, 02/15/08(a).............     1,321,524
  1,355,000   2.63%, 05/15/08................     1,335,046
  2,000,000   3.13%, 09/15/08................     1,999,454
  1,700,000   4.75%, 11/15/08(a).............     1,820,462
  2,142,000   3.38%, 12/15/08(a).............     2,157,230
 24,787,000   3.88%, 02/15/13(a).............    24,271,901
  4,533,000   4.25%, 11/15/13(a).............     4,529,460
                                               ------------
                                                146,498,105
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $148,771,333)..........   149,245,676
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 33.9%
              FANNIE MAE -- 21.0%
 19,871,000   7.00%, 07/15/05................    21,474,927
  9,485,222   PL# 750693, 4.50%, 11/01/33....     9,084,105
  2,506,688   PL# 738406, 4.50%, 09/01/33....     2,400,684
  5,000,000   PL# 740345, 4.50%, 10/01/33....     4,788,557
 10,000,000   TBA, 5.50%, 01/01/19...........    10,362,500
  7,700,000   TBA, 5.50%, 01/01/34...........     7,801,063
                                               ------------
                                                 55,911,836
                                               ------------
              FREDDIE MAC -- 12.9%
 18,420,000   7.00%, 07/15/05................    19,908,833
 13,191,000   5.50%, 07/15/06................    14,221,072
                                               ------------
                                                 34,129,905
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $89,497,232).................  $ 90,041,741
                                               ------------
              CORPORATE BONDS AND NOTES -- 15.3%
              PRIVATE ASSET BACKED: AUTOMOBILES -- 6.1%
$ 3,000,000   Carmax Auto Owner Trust,
                Series 2003-1, Class A4,
                2.16%, 11/15/09..............     2,959,859
  3,117,000   Carmax Auto Owner Trust,
                Series 2003-2, Class A4,
                3.07%, 10/15/10..............     3,144,820
 10,000,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10..............    10,001,217
                                               ------------
                                                 16,105,896
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 3.8%
  5,000,000   Bank One Issuance Trust,
                Series 2003-A2, Class A2,
                Floating Rate, 1.21%(c),
                10/15/08.....................     5,008,468
  5,000,000   Chase Credit Card Master Trust,
                Series 2002-6, Class A,
                Floating Rate,
                1.22%,(c), 01/15/08..........     5,008,052
                                               ------------
                                                 10,016,520
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 1.4%
  3,837,000   CNH Equipment Trust,
                Series 2003-B, Class A4B,
                3.38%, 02/15/11..............     3,825,009
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.8%
  4,317,000   Detroit Edison Securitization
                Funding LLC,
                Series 2001-1, Class A3,
                5.88%, 03/01/10..............     4,693,777
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.2%
  5,589,969   Overseas Private Investment
                Corp., Variable Rate,
                5.14%(d), 08/15/07...........     5,949,930
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $40,263,882)...........    40,591,132
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.6%
              FANNIE MAE -- 0.4%
  1,029,489   1.06%, 01/02/04(b).............     1,029,489
                                               ------------
              FREDDIE MAC -- 0.2%
    516,951   1.06%, 01/27/04(b).............       516,951
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $1,546,440)..................     1,546,440
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS -- 10.4%
$ 4,737,111   Bank of Montreal,
                1.06%, 01/15/04(b)...........  $  4,737,111
  2,067,805   Bank of Montreal,
                1.06%, 02/17/04(b)...........     2,067,805
  2,584,757   Bank of Novia Scotia,
                1.08%, 03/10/04(b)...........     2,584,757
  1,550,854   Citigroup, Inc.,
                1.08%, 01/05/04(b)...........     1,550,854
    775,427   Citigroup, Inc.,
                1.09%, 02/06/04(b)...........       775,427
  1,550,854   Credit Agricole Indosuez,
                0.98%, 01/02/04(b)...........     1,550,854
  1,550,854   Credit Agricole Indosuez,
                1.08%, 01/28/04(b)...........     1,550,854
  2,067,806   Den Danske Bank,
                1.08%, 01/20/04(b)...........     2,067,806
  2,584,757   Royal Bank of Canada,
                1.05%, 02/27/04(b)...........     2,584,757
  1,292,378   Royal Bank of Scotland,
                1.08%, 01/09/04(b)...........     1,292,378
    516,951   Royal Bank of Scotland,
                1.08%, 01/15/04(b)...........       516,951
  3,877,135   Royal Bank of Scotland,
                1.08%, 01/20/04(b)...........     3,877,135
  1,292,378   Svenska Handlesbanken,
                1.08%, 02/04/04(b)...........     1,292,378
    516,951   Toronto Dominion Bank,
                1.10%, 01/08/04(b)...........       516,951
    775,427   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b)...........       775,427
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $27,741,445).................    27,741,445
                                               ------------
              SHORT TERM CORPORATE NOTES -- 5.1%
    516,951   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).......       516,951
    516,951   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).......       516,951
  1,292,378   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).......     1,292,378
  1,033,903   Fleet National Bank,
                Floating Rate,
                1.00%(**), 01/21/04(b).......     1,033,903
  1,292,378   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).......     1,292,378
  2,067,806   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).......     2,067,806

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 3,360,184   Morgan Stanley, Floating Rate,
                1.05%(**), 06/14/04(b).......  $  3,360,184
    775,427   Morgan Stanley, Floating Rate,
                1.05%(**), 06/21/04(b).......       775,427
  2,584,757   Morgan Stanley, Floating Rate,
                1.05%(**), 09/10/04(b).......     2,584,757
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $13,440,735).....    13,440,735
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.5%
  1,809,330   American Aadvantage
                Select(b)....................     1,809,330
    560,130   Merrill Lynch Premier
                Institutional Fund(b)........       560,130
  1,550,854   Merrimac Cash Fund -- Premium
                Class(b).....................     1,550,854
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $3,920,314)..................     3,920,314
                                               ------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.4%
$   564,186   General Electric Capital Corp.,
                1.09%, 01/09/04(b)...........       564,186
    516,951   General Electric Capital Corp.,
                1.08%, 01/16/04(b)...........       516,951
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER (Cost $1,081,137)......     1,081,137
                                               ------------
              TOTAL SECURITIES (Cost
                $326,262,518)................   327,608,620
                                               ------------
              REPURCHASE AGREEMENTS -- 2.2%
  5,686,465   With Goldman Sachs Group, Inc.,
                dated 12/31/03, 1.04%, due
                01/02/04, repurchase proceeds
                at maturity $5,686,794
                (Collateralized by Archer-
                Daniels-Midland Company,
                8.88%, due 04/15/11, with a
                value of $1,188,419, Den
                Danske Bank -- 144A, 7.40%,
                due 06/15/10, with a value of
                $1,166,580, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value of
                $1,853,623, Morgan Stanley,
                6.75%, due 04/15/11, with a
                value of $463,797, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $1,127,774)(b)......     5,686,465

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$   178,782   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $178,787
                (Collateralized by Small
                Business Administration,
                4.63%, due 09/25/16, with a
                value of $187,721)...........  $    178,782
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $5,865,247)............     5,865,247
                                               ------------
              Total Investments -- 125.6%
                (Cost $332,127,765)..........   333,473,867
              Liabilities less other
                assets -- (25.6)%............   (67,953,879)
                                               ------------
              NET ASSETS -- 100.0%...........  $265,519,988
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $332,298,632.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $1,309,518
    Gross unrealized depreciation...........    (134,283)
                                              ----------
    Net unrealized appreciation.............  $1,175,235
                                              ==========

---------------

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c) Monthly reset provision. The rate shown was in effect at December 31, 2003.

(d) Variable rate security. The rate shown was in effect at December 31, 2003.

** Variable rate security. The rate shown was in effect at December 31, 2003.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US TREASURY SECURITIES -- 20.6%
              US TREASURY BONDS -- 8.5%
$ 6,130,000   10.38%, 11/15/12(a)..........  $    7,822,695
 26,045,000   12.00%, 08/15/13(a)..........      35,992,992
 17,425,000   8.13%, 08/15/19..............      23,542,813
 19,280,000   8.50%, 02/15/20..............      26,934,025
 10,975,000   8.00%, 11/15/21..............      14,825,689
  1,025,000   6.25%, 08/15/23..............       1,168,621
  8,715,000   6.75%, 08/15/26..............      10,549,917
  3,935,000   5.38%, 02/15/31(a)...........       4,104,854
                                             --------------
                                                124,941,606
                                             --------------
              US TREASURY NOTES -- 11.4%
 28,565,000   2.00%, 08/31/05..............      28,758,042
 32,190,000   1.63%, 10/31/05(a)...........      32,149,795
 15,660,000   1.88%, 11/30/05(a)...........      15,694,264
 27,235,000   2.38%, 08/15/06(a)...........      27,390,348
  3,500,000   2.63%, 11/15/06(a)...........       3,531,994
  1,690,000   3.25%, 08/15/07..............       1,724,395
 50,245,000   3.38%, 12/15/08(a)...........      50,602,242
  7,150,000   4.25%, 11/15/13..............       7,144,416
                                             --------------
                                                166,995,496
                                             --------------
              US TREASURY STRIPS -- 0.7%
 13,685,000   Zero coupon, 05/15/17........       6,996,963
  6,000,000   Zero coupon, 11/15/22........       2,155,026
  3,955,000   Zero coupon, 02/15/23........       1,396,178
                                             --------------
                                                 10,548,167
                                             --------------
              TOTAL US TREASURY SECURITIES
                (Cost $302,893,980)........     302,485,269
                                             --------------
              US GOVERNMENT AGENCY SECURITIES -- 34.0%
              FANNIE MAE -- 15.4%
  2,760,000   1.75%, 06/16/06..............       2,719,202
  4,905,000   2.75%, 08/11/06..............       4,908,277
  4,215,000   7.13%, 03/15/07..............       4,779,093
  7,310,000   5.75%, 02/15/08..............       8,037,740
 14,035,000   3.75%, 09/15/08..............      14,040,895
  3,700,000   6.63%, 09/15/09..............       4,235,975
  3,505,000   7.25%, 01/15/10..............       4,137,684
 25,125,000   7.13%, 06/15/10..............      29,579,462
  3,775,000   6.63%, 11/15/10..............       4,343,477
 16,465,000   6.00%, 05/15/11..............      18,276,265
 10,060,000   5.50%, 07/18/12..............      10,307,506
  6,355,000   4.38%, 07/17/13..............       6,095,303
    994,132   PL# 252571, 7.00%,
                07/01/29...................       1,053,760
     17,709   PL# 252716, 7.00%,
                09/01/29...................          18,771

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$     3,867   PL# 253264, 7.00%,
                05/01/30...................  $        4,096
      4,948   PL# 253346, 7.50%,
                06/01/30...................           5,289
     63,525   PL# 253479, 7.00%,
                10/01/30...................          67,281
     32,518   PL# 253698, 6.00%,
                02/01/16...................          34,155
    125,422   PL# 253990, 7.00%,
                09/01/16...................         134,238
    105,565   PL# 254008, 7.00%,
                10/01/31...................         111,806
      5,281   PL# 259141, 7.50%,
                12/01/30...................           5,645
     16,021   PL# 323250, 6.00%,
                08/01/13...................          16,846
  2,338,929   PL# 323842, 5.50%,
                07/01/14...................       2,435,936
    184,591   PL# 323967, 7.00%,
                10/01/29...................         195,662
     16,777   PL# 492742, 7.00%,
                05/01/29...................          17,783
     10,324   PL# 503916, 7.50%,
                06/01/29...................          11,039
      9,256   PL# 508415, 7.00%,
                08/01/29...................           9,811
     53,272   PL# 515946, 7.00%,
                10/01/29...................          56,467
     13,948   PL# 524164, 7.00%,
                11/01/29...................          14,785
    161,637   PL# 524657, 7.00%,
                01/01/30...................         171,196
    128,489   PL# 526053, 7.00%,
                12/01/29...................         136,196
      2,468   PL# 527717, 7.50%,
                01/01/30...................           2,639
     22,955   PL# 528107, 7.00%,
                02/01/30...................          24,332
      5,653   PL# 531092, 7.50%,
                10/01/29...................           6,045
     40,861   PL# 531497, 7.00%,
                02/01/30...................          43,277
     24,225   PL# 531735, 7.00%,
                02/01/30...................          25,657
      5,652   PL# 533841, 7.50%,
                12/01/30...................           6,041
     89,003   PL# 535030, 7.00%,
                12/01/29...................          94,341
    104,570   PL# 535103, 7.00%,
                01/01/15...................         111,864
     37,565   PL# 535159, 7.00%,
                02/01/30...................          39,818
    151,825   PL# 535195, 7.00%,
                03/01/30...................         160,932
     69,631   PL# 535277, 7.00%,
                04/01/30...................          73,808
  1,538,246   PL# 535675, 7.00%,
                01/01/16...................       1,645,859
      4,034   PL# 535722, 7.00%,
                02/01/31...................           4,272
     24,528   PL# 535723, 7.00%,
                02/01/31...................          25,979
  4,303,992   PL# 535735, 6.00%,
                01/01/16...................       4,524,279
      5,994   PL# 535811, 6.50%,
                04/01/31...................           6,271
    456,913   PL# 535880, 7.00%,
                02/01/31...................         483,933
      3,088   PL# 538314, 7.50%,
                05/01/30...................           3,302
      5,464   PL# 540211, 7.50%,
                06/01/30...................           5,841
      8,912   PL# 542999, 7.50%,
                08/01/30...................           9,526
    428,635   PL# 545194, 7.00%,
                08/01/31...................         453,974
    152,456   PL# 545477, 7.00%,
                03/01/32...................         161,484
    147,620   PL# 545815, 7.00%,
                07/01/32...................         156,346
    117,943   PL# 548822, 7.00%,
                08/01/30...................         124,918
     91,083   PL# 549659, 7.00%,
                02/01/16...................          97,486
     62,688   PL# 549962, 7.00%,
                10/01/30...................          66,396
    120,365   PL# 549975, 7.00%,
                10/01/30...................         127,483

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    57,490   PL# 550440, 7.00%,
                02/01/16...................  $       61,531
      2,908   PL# 550544, 7.50%,
                09/01/30...................           3,108
     10,321   PL# 552603, 7.00%,
                10/01/30...................          10,931
    163,351   PL# 554493, 7.00%,
                10/01/30...................         173,011
    137,837   PL# 555144, 7.00%,
                10/01/32...................         145,989
      4,009   PL# 558362, 7.50%,
                11/01/30...................           4,286
      1,870   PL# 558519, 7.50%,
                11/01/30...................           1,999
     25,489   PL# 559277, 7.00%,
                10/01/30...................          26,996
    138,370   PL# 559313, 7.00%,
                12/01/30...................         146,553
      6,647   PL# 559741, 7.50%,
                01/01/31...................           7,105
     64,386   PL# 560384, 7.00%,
                11/01/30...................          68,194
      3,818   PL# 560596, 7.50%,
                01/01/31...................           4,082
      8,769   PL# 561678, 7.50%,
                12/01/30...................           9,374
      5,591   PL# 564080, 7.50%,
                12/01/30...................           5,977
     47,368   PL# 564183, 7.00%,
                12/01/30...................          50,169
      5,991   PL# 564529, 7.50%,
                12/01/30...................           6,404
     28,205   PL# 566658, 7.00%,
                02/01/31...................          29,872
      6,666   PL# 575285, 7.50%,
                03/01/31...................           7,125
     24,077   PL# 577525, 6.00%,
                05/01/16...................          25,289
    420,773   PL# 579224, 6.00%,
                04/01/16...................         441,953
     54,599   PL# 580179, 7.00%,
                10/01/16...................          58,437
     11,556   PL# 580377, 7.50%,
                04/01/31...................          12,353
     58,395   PL# 584811, 7.00%,
                05/01/31...................          61,847
    515,895   PL# 585248, 7.00%,
                06/01/31...................         546,403
      9,251   PL# 589405, 7.50%,
                06/01/31...................           9,889
     66,479   PL# 589893, 7.00%,
                06/01/31...................          70,409
      4,866   PL# 592129, 7.50%,
                06/01/31...................           5,202
      5,844   PL# 593988, 7.50%,
                07/01/31...................           6,247
     58,835   PL# 598125, 7.00%,
                09/01/16...................          62,971
     16,532   PL# 606600, 7.00%,
                10/01/31...................          17,509
     77,351   PL# 610128, 7.00%,
                10/01/31...................          81,924
     55,044   PL# 611323, 7.00%,
                10/01/16...................          58,913
     38,331   PL# 611695, 5.50%,
                12/01/16...................          39,781
     26,357   PL# 617705, 6.00%,
                04/01/32...................          27,264
    159,394   PL# 632269, 7.00%,
                05/01/32...................         168,817
    392,335   PL# 634949, 7.00%,
                05/01/32...................         415,568
     17,060   PL# 647556, 7.00%,
                01/01/30...................          18,083
     76,849   PL# 650872, 7.00%,
                07/01/32...................          81,400
     99,597   PL# 744728, 4.00%,
                10/01/18...................          97,211
 31,900,000   TBA, 5.00%, 01/01/19.........      32,537,999
 16,400,000   TBA, 5.50%, 01/01/19.........      16,994,500
  5,200,000   TBA, 6.00%, 01/01/19.........       5,453,500
  9,300,000   TBA, 6.50%, 01/01/19.........       9,858,000
  2,600,000   TBA, 5.50%, 01/01/34.........       2,634,125

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 3,200,000   TBA, 6.00%, 01/01/34.........  $    3,308,000
 26,300,000   TBA, 6.50%, 01/01/34.........      27,508,169
                                             --------------
                                                225,812,213
                                             --------------
              FANNIE MAE GOLD -- 2.6%
    896,920   PL# A13289, 5.50%,
                09/01/33...................         908,495
    845,788   PL# E88749, 6.00%,
                03/01/17...................         887,727
  9,352,408   PL# E89336, 6.00%,
                05/01/17...................       9,816,987
  1,904,832   PL# E89561, 6.00%,
                04/01/17...................       1,999,454
    416,836   PL# E89787, 6.00%,
                05/01/17...................         437,542
  1,059,278   PL# E89913, 6.00%,
                05/01/17...................       1,111,897
    161,503   PL# E97469, 4.00%,
                07/01/18...................         158,015
    390,423   PL# E97486, 4.00%,
                07/01/18...................         381,990
    480,258   PL# E97540, 4.00%,
                08/01/18...................         469,885
    488,116   PL# E97585, 4.00%,
                07/01/18...................         477,574
     57,724   PL# E97834, 4.00%,
                08/01/18...................          56,477
    491,029   PL# E98155, 4.00%,
                08/01/18...................         480,423
    452,770   PL# E98221, 4.00%,
                08/01/18...................         442,991
    491,290   PL# E98354, 4.00%,
                08/01/18...................         480,679
    428,403   PL# E98552, 4.00%,
                08/01/18...................         419,151
    486,977   PL# E98751, 4.00%,
                08/01/18...................         476,459
    393,741   PL# E99169, 4.00%,
                09/01/18...................         385,237
  1,900,000   TBA, 5.50%, 01/01/19.........       1,968,875
  1,300,000   TBA, 5.50%, 01/01/34.........       1,315,844
    100,000   TBA, 6.00%, 01/01/34.........         103,344
  6,600,000   TBA, 6.50%, 01/01/34.........       6,913,500
  8,300,000   TBA, 5.00%, 01/01/34.........       8,193,660
                                             --------------
                                                 37,886,206
                                             --------------
              FREDDIE MAC -- 7.8%
  5,350,000   3.50%, 04/01/08..............       5,337,444
 24,000,000   3.88%, 11/10/08..............      24,325,872
    465,000   6.63%, 09/15/09..............         532,401
  4,635,000   4.38%, 02/04/10..............       4,638,272
 11,425,000   7.00%, 03/15/10..............      13,349,084
 14,145,000   6.88%, 09/15/10..............      16,450,791
 14,695,000   4.75%, 12/08/10..............      14,858,144
 25,450,000   4.50%, 12/16/10..............      25,469,749
  8,910,000   6.00%, 06/15/11..............       9,904,169
                                             --------------
                                                114,865,926
                                             --------------
              FREDDIE MAC GOLD -- 5.7%
  1,466,441   PL# A10807, 5.50%,
                07/01/33...................       1,485,364
 15,257,000   PL# A11986, 5.00%,
                08/01/33...................      15,072,457

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$   790,988   PL# A12118,
                5.00%, 08/01/33(e).........  $      781,420
    287,722   PL# A12350, 5.50%,
                08/01/33...................         291,435
    530,013   PL# A12533, 5.50%,
                08/11/33...................         536,853
    500,172   PL# A12800, 5.50%,
                08/01/33...................         506,626
    213,571   PL# A13331, 5.50%,
                09/01/33...................         216,327
  8,854,435   PL# A13669, 5.50%,
                09/01/33...................       8,968,697
  5,490,967   PL# C01623, 5.50%,
                09/01/33...................       5,561,824
  4,576,510   PL# C01648,
                5.00%, 10/01/33(e).........       4,521,155
 14,468,151   PL# C01672, 6.00%,
                10/01/33...................      14,962,302
  7,651,608   PL# C57150, 6.00%,
                05/01/31...................       7,912,711
    178,736   PL# C63423, 6.00%,
                02/01/32...................         184,835
     13,258   PL# C67653, 7.00%,
                06/01/32...................          14,032
    394,386   PL# C67868, 7.00%,
                06/01/32...................         417,411
     69,657   PL# C67999, 7.00%,
                06/01/32...................          73,724
    535,349   PL# C68001, 7.00%,
                06/01/32...................         566,604
    427,163   PL# C90229, 7.00%,
                08/01/18...................         453,209
     11,366   PL# E84758, 5.50%,
                07/01/16...................          11,790
    621,533   PL# E86502, 5.50%,
                12/01/16...................         644,680
     11,591   PL# E86565, 5.50%,
                12/01/16...................          12,022
  1,533,839   PL# E88789, 6.00%,
                04/01/17...................       1,610,032
    314,638   PL# E88979, 5.50%,
                04/01/17...................         326,449
  1,883,957   PL# E90194, 6.00%,
                06/01/17...................       1,977,542
  2,666,532   PL# E90195, 6.00%,
                06/01/17...................       2,798,991
  1,898,443   PL# E91644, 5.50%,
                10/01/17...................       1,969,704
    480,482   PL# E91754, 5.50%,
                10/01/17...................         498,518
  2,362,081   PL# E91774, 5.50%,
                10/01/17...................       2,450,745
    182,114   PL# E91952, 5.50%,
                10/01/17...................         188,950
    496,263   PL# E91967, 5.50%,
                10/01/17...................         514,891
    403,352   PL# E91968, 5.50%,
                10/01/17...................         418,492
    647,134   PL# E92113, 5.50%,
                10/01/17...................         671,425
  5,731,512   PL# G01391, 7.00%,
                04/01/32...................       6,066,119
  1,015,602   PL# G01477, 6.00%,
                12/01/32...................       1,050,258
                                             --------------
                                                 83,737,594
                                             --------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.4%
    560,332   PL# 03173, 6.50%, 12/20/31...         590,115
      6,442   PL# 434615, 7.00%,
                11/15/29...................           6,873
    832,522   PL# 435071, 7.00%,
                03/15/31...................         887,799
    125,156   PL# 462559, 7.00%,
                02/15/28...................         133,642
    149,788   PL# 483482, 6.50%,
                09/15/28...................         158,201
     78,096   PL# 493966, 7.00%,
                06/15/29...................          83,313
    146,054   PL# 494742, 7.00%,
                04/15/29...................         155,809

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (CONTINUED)
$     4,512   PL# 530260, 7.00%,
                02/15/31...................  $        4,812
      5,466   PL# 538271, 7.00%,
                11/15/31...................           5,829
    239,812   PL# 538312, 6.00%,
                02/15/32...................         249,565
    894,629   PL# 543989, 7.00%,
                03/15/31...................         954,030
      7,603   PL# 547545, 7.00%,
                04/15/31...................           8,108
  1,394,988   PL# 550985, 7.00%,
                10/15/31...................       1,487,610
      4,302   PL# 551549, 7.00%,
                07/15/31...................           4,588
    199,223   PL# 552413, 7.00%,
                02/15/32...................         212,373
    184,259   PL# 552952, 6.00%,
                12/15/32...................         191,753
    462,847   PL# 553320, 6.00%,
                06/15/33...................         481,592
      5,851   PL# 557664, 7.00%,
                08/15/31...................           6,239
    516,291   PL# 557678, 7.00%,
                08/15/31...................         550,571
      6,625   PL# 561050, 7.00%,
                05/15/31...................           7,065
      5,217   PL# 561996, 7.00%,
                07/15/31...................           5,563
     70,479   PL# 563346, 7.00%,
                09/15/31...................          75,159
    586,442   PL# 563599, 7.00%,
                06/15/32...................         625,151
    533,350   PL# 564086, 7.00%,
                07/15/31...................         568,762
     70,810   PL# 564300, 6.00%,
                08/15/31...................          73,664
    679,069   PL# 564603, 6.50%,
                08/15/31...................         716,520
     39,314   PL# 564706, 7.00%,
                07/15/31...................          41,925
    388,883   PL# 569567, 7.00%,
                01/15/32...................         414,552
    694,316   PL# 569839, 6.50%,
                06/15/32...................         732,230
      4,222   PL# 579377, 7.00%,
                04/15/32...................           4,501
  1,367,469   PL# 581015, 7.00%,
                02/15/32...................       1,457,731
    101,153   PL# 581084, 7.00%,
                02/15/32...................         107,829
    160,664   PL# 581970, 6.50%,
                04/15/32...................         169,437
     95,559   PL# 582457, 6.00%,
                10/15/32...................          99,445
    598,826   PL# 582956, 7.00%,
                02/15/32...................         638,353
    511,533   PL# 585210, 6.00%,
                03/15/33...................         532,250
  1,082,219   PL# 587122, 7.00%,
                06/15/32...................       1,153,652
     75,611   PL# 587494, 7.00%,
                06/15/32...................          80,602
      7,019   PL# 589696, 7.00%,
                05/15/32...................           7,482
    636,363   PL# 592218, 6.00%,
                12/15/32...................         662,245
    654,176   PL# 592668, 6.50%,
                04/15/33...................         689,910
  1,537,784   PL# 593248, 6.00%,
                10/15/32...................       1,600,327
     19,762   PL# 593823, 6.00%,
                10/15/32...................          20,566
    157,242   PL# 595411, 6.00%,
                09/15/32...................         163,637
    277,216   PL# 598119, 6.50%,
                02/15/33...................         292,359
    511,968   PL# 598205, 6.00%,
                05/15/33...................         532,703
    345,727   PL# 598459, 6.00%,
                11/15/32...................         359,789
     23,611   PL# 599742, 6.00%,
                10/15/32...................          24,571
    178,930   PL# 603341, 6.00%,
                12/15/32...................         186,207
    827,815   PL# 603674, 6.00%,
                05/15/33...................         861,342

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (CONTINUED)
$   700,915   PL# 603922, 6.50%,
                01/15/33...................  $      739,203
    629,307   PL# 607812, 6.00%,
                03/15/33...................         654,794
    830,665   PL# 610913, 6.50%,
                06/15/33...................         876,040
    473,180   PL# 611537, 6.00%,
                05/15/33...................         492,344
    307,545   PL# 611880, 6.00%,
                05/15/33...................         320,000
    419,828   PL# 615382, 6.00%,
                07/15/33...................         436,831
  6,888,112   PL# 618874, 5.50%,
                08/15/33...................       7,012,097
     59,365   PL# 780802, 6.50%,
                05/15/28...................          62,707
    115,559   PL# 781113, 7.00%,
                11/15/29...................         123,278
    474,542   PL# 781148, 6.00%,
                07/15/29...................         494,092
    334,897   PL# 781276, 6.50%,
                04/15/31...................         353,552
    116,094   PL# 781287, 7.00%,
                05/15/31...................         123,832
    196,703   PL# 781324, 7.00%,
                07/15/31...................         209,786
    990,907   PL# 781328, 7.00%,
                09/15/31...................       1,056,966
    440,131   PL# 781330, 6.00%,
                09/15/31...................         458,145
    336,701   PL# 781548, 7.00%,
                11/15/32...................         359,082
    633,014   PL# 781561, 6.50%,
                11/15/32...................         668,052
    421,276   PL# 781566, 6.00%,
                02/15/33...................         438,201
    680,610   PL# 781577, 6.50%,
                03/15/33...................         718,201
    187,895   PL# 781584, 7.00%,
                05/15/32...................         200,395
  1,000,000   TBA, 5.50%, 01/01/34.........       1,016,875
                                             --------------
                                                 35,892,824
                                             --------------
              RESOLUTION FUNDING STRIPS -- 0.1%
  1,200,000   Zero coupon, 07/15/18........         545,634
  1,200,000   Zero coupon, 10/15/18........         535,931
                                             --------------
                                                  1,081,565
                                             --------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $496,548,931)........     499,276,328
                                             --------------
              CORPORATE BONDS AND NOTES -- 29.4%
              AEROSPACE AND DEFENSE -- 0.4%
    195,000   BE Aerospace -- 144A,
                8.50%, 10/01/10............         210,113
    550,000   Lockheed Martin Corp.,
                8.50%, 12/01/29............         722,902
  2,120,000   Lockheed Martin Corp.,
                7.20%, 05/01/36............       2,516,181
     35,000   Northrop Grumman Corp.,
                7.13%, 02/15/11............          40,538
    940,000   Northrop Grumman Corp.,
                7.75%, 02/15/31............       1,146,647

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AEROSPACE AND DEFENSE (CONTINUED)
$ 1,530,000   Raytheon Company,
                4.85%, 01/15/11............  $    1,534,282
                                             --------------
                                                  6,170,663
                                             --------------
              AIRLINES -- 0.1%
  1,179,756   Continental Airlines, Inc.,
                Series 974A,
                6.90%, 01/02/18............       1,165,972
                                             --------------
              AUTOMOBILES -- 0.7%
  1,605,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27............       1,712,895
  2,095,000   Daimler Chrysler N.A.
                Holding,
                4.75%, 01/15/08............       2,145,422
  4,200,000   Daimler Chrysler N.A.
                Holding,
                4.05%, 06/04/08............       4,175,577
  2,750,000   Daimler Chrysler N.A.
                Holding,
                6.50%, 11/15/13............       2,902,166
                                             --------------
                                                 10,936,060
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
    810,000   Collins & Aikman Products,
                10.75%, 12/31/11...........         799,875
    425,000   Dura Operating Corp., Series
                B,
                8.63%, 04/15/12............         454,750
                                             --------------
                                                  1,254,625
                                             --------------
              BANKS -- 2.3%
  2,050,000   ANZ Capital Trust I -- 144A,
                4.48%, perpetual...........       2,069,621
  3,120,000   ANZ Capital Trust I -- 144A,
                5.36%, perpetual...........       3,121,554
    535,000   Bank of America Corp.,
                7.40%, 01/15/11............         628,344
  3,550,000   Bank of America Corp.,
                3.88%, 01/15/08(k).........       3,622,651
  3,300,000   Bank of America Corp.,
                4.38%, 12/01/10............       3,313,213
  4,790,000   Barclays Bank PLC -- 144A,
                Floating Rate, 8.55%(c),
                perpetual(k)...............       5,895,042
    350,000   HSBC Holdings PLC,
                5.25%, 12/12/12............         359,057
    475,000   JP Morgan Chase & Company,
                5.25%, 05/30/07............         507,421
  1,100,000   JP Morgan Chase & Company,
                7.00%, 11/15/09............       1,269,346
    935,000   JP Morgan Chase & Company,
                6.75%, 02/01/11............       1,055,800

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   800,000   Rabobank Capital
                Funding II -- 144A,
                5.26%, perpetual...........  $      802,958
    500,000   Sovereign Bancorp,
                10.50%, 11/15/06...........         591,747
  2,275,000   Swedish Export Credit,
                2.88%, 01/26/07............       2,288,243
    490,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07............         504,591
  3,875,000   UBS Preferred Funding Trust
                I, Variable Rate,
                8.62%(l), perpetual........       4,783,986
  2,150,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate,
                7.80%(l), 06/15/10.........       2,321,456
                                             --------------
                                                 33,135,030
                                             --------------
              BROADCAST SERVICES/MEDIA -- 1.7%
  2,450,000   AOL Time Warner, Inc.,
                7.63%, 04/15/31............       2,837,281
  2,695,000   British Sky Broadcasting,
                6.88%, 02/23/09............       3,029,083
  1,720,000   Charter Communications
                Holdings LLC,
                10.75%, 10/01/09...........       1,586,700
    245,000   Charter Communications
                Holdings LLC,
                11.13%, 01/15/11(a)........         226,013
    250,000   Comcast Cable Communications,
                Inc.,
                6.38%, 01/30/06............         269,294
  1,055,000   Comcast Cable Communications,
                Inc.,
                6.88%, 06/15/09............       1,190,980
  1,100,000   Comcast Corp.,
                5.85%, 01/15/10............       1,176,277
  2,020,000   Continental Cablevision,
                8.30%, 05/15/06............       2,266,258
    895,000   CSC Holdings, Inc.,
                7.88%, 02/15/18............         959,888
    645,000   DirecTV Holdings,
                8.38%, 03/15/13............         751,425
    550,000   News America Holdings,
                8.88%, 04/26/23............         706,899
    825,000   News America Holdings,
                7.63%, 11/30/28............         958,516
    725,000   TCI Communications, Inc.,
                7.88%, 02/15/26............         850,031
  1,695,000   TCI Communications, Inc.,
                7.13%, 02/15/28............       1,843,701

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   620,000   Time Warner, Inc.,
                6.88%, 06/15/18............  $      683,725
    865,000   Time Warner, Inc.,
                9.15%, 02/01/23............       1,122,291
    610,000   Time Warner, Inc.,
                6.95%, 01/15/28............         653,841
  2,420,000   Time Warner, Inc.,
                6.63%, 05/15/29............       2,496,249
    685,000   Vivendi Universal SA -- 144A,
                6.25%, 07/15/08............         728,669
                                             --------------
                                                 24,337,121
                                             --------------
              CHEMICALS -- 0.4%
    555,000   Crown Euro Holdings SA,
                9.50%, 03/01/11............         631,313
    500,000   Crown Euro Holdings SA,
                10.88%, 03/01/13...........         590,625
    970,000   Dow Chemical Company,
                6.00%, 10/01/12............       1,022,794
  2,490,000   Dow Chemical Company,
                7.38%, 11/01/29............       2,792,716
    100,000   Lyondell Chemical Company,
                9.50%, 12/15/08............         105,000
    395,000   Nalco Company -- 144A,
                7.75%, 11/15/11............         424,625
                                             --------------
                                                  5,567,073
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
    415,000   Ainsworth Lumber Company,
                Ltd.,
                13.88%, 07/15/07...........         479,325
    775,000   Beazer Homes USA,
                8.38%, 04/15/12............         858,313
    410,000   D.R. Horton, Inc.,
                10.50%, 04/01/05...........         446,900
    600,000   D.R. Horton, Inc.,
                6.88%, 05/01/13............         642,000
    520,000   K. Hovnanian Enterprises,
                6.50%, 01/15/14............         520,650
  1,020,000   NVR, Inc.,
                5.00%, 06/15/10............       1,004,700
  1,800,000   Ryland Group,
                8.00%, 08/15/06............       1,970,999
    165,000   Ryland Group,
                5.38%, 06/01/08............         170,775
    375,000   Ryland Group,
                9.13%, 06/15/11............         430,313
                                             --------------
                                                  6,523,975
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 0.2%
$ 3,595,000   General Electric Company,
                5.00%, 02/01/13............  $    3,642,335
                                             --------------
              CONTAINERS AND PACKAGING -- 0.1%
  1,125,000   Owens-Brockway Glass
                Containers,
                8.75%, 11/15/12............       1,258,594
                                             --------------
              ELECTRONICS -- 0.2%
    785,000   Flextronics International,
                Ltd.,
                6.50%, 05/15/13............         816,400
    175,000   L-3 Communications Corp.,
                6.13%, 07/15/13............         177,188
  2,285,000   L-3 Communications
                Corp. -- 144A,
                6.13%, 01/15/14............       2,302,137
                                             --------------
                                                  3,295,725
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
    515,000   Allied Waste North America
                Industries, Inc.,
                7.88%, 04/15/13............         560,062
    285,000   Allied Waste North America
                Industries, Inc.,
                7.40%, 09/15/35............         271,463
    425,000   Allied Waste North America
                Industries, Inc., Series B,
                8.88%, 04/01/08............         478,125
    300,000   Allied Waste North America
                Industries, Inc., Series B,
                9.25%, 09/01/12............         342,000
                                             --------------
                                                  1,651,650
                                             --------------
              FINANCIAL SERVICES -- 4.7%
  1,000,000   Bear Stearns Companies, Inc.,
                2.88%, 07/02/08............         968,916
  3,490,000   Citigroup, Inc.,
                5.75%, 05/10/06............       3,758,109
  8,300,000   Citigroup, Inc.,
                3.50%, 02/01/08............       8,338,951
  3,095,000   Citigroup, Inc.,
                7.25%, 10/01/10............       3,612,314
    865,000   Citigroup, Inc.,
                5.88%, 02/22/33............         853,057
  2,790,000   Credit Suisse First Boston
                USA, Inc.,
                3.88%, 01/15/09............       2,789,827
  1,675,000   Credit Suisse First Boston
                USA, Inc.,
                6.13%, 11/15/11............       1,826,490
  2,000,000   General Electric Capital
                Corp., Series MTNA,
                6.50%, 12/10/07............       2,239,850

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 4,710,000   General Electric Capital
                Corp., Series MTNA,
                6.13%, 02/22/11............  $    5,189,092
  3,560,000   General Electric Capital
                Corp., Series MTNA,
                5.88%, 02/15/12............       3,832,258
    550,000   General Electric Capital
                Corp., Series MTNA,
                6.75%, 03/15/32............         610,941
    710,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11............         780,044
  3,395,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11............       3,662,339
    270,000   Goldman Sachs Group, Inc.,
                7.35%, 10/01/09............         315,270
  1,195,000   Goldman Sachs Group, Inc.,
                6.88%, 01/15/11............       1,358,972
    880,000   Goldman Sachs Group, Inc.,
                6.60%, 01/15/12............         984,980
  4,225,000   Goldman Sachs Group, Inc.,
                5.25%, 10/15/13............       4,273,680
  1,135,000   Goldman Sachs Group, Inc.,
                6.13%, 02/15/33............       1,146,880
    450,000   Household Finance Corp.,
                7.20%, 07/15/06............         500,781
  1,200,000   Household Finance Corp.,
                6.75%, 05/15/11............       1,352,879
  2,915,000   Household Finance Corp.,
                6.38%, 10/15/11............       3,214,921
  2,825,000   Household Finance Corp.,
                7.00%, 05/15/12............       3,226,740
  2,245,000   Household Finance Corp.,
                4.75%, 07/15/13............       2,187,600
    850,000   Household Finance Corp.,
                7.63%, 05/17/32............       1,031,045
  1,495,000   JP Morgan Chase & Company,
                3.63%, 05/01/08............       1,499,495
  1,315,000   JP Morgan Chase & Company,
                4.50%, 11/15/10............       1,327,393
  1,583,000   Lehman Brothers Holdings,
                Inc.,
                7.00%, 02/01/08............       1,789,504
  1,300,000   Morgan Stanley,
                6.10%, 04/15/06............       1,407,509
  1,385,000   Morgan Stanley,
                5.80%, 04/01/07............       1,506,586
  1,395,000   Morgan Stanley,
                6.75%, 04/15/11............       1,580,635

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   545,000   SLM Corp., Series MTN,
                3.63%, 03/17/08............  $      543,198
  1,600,000   SLM Corp., Series MTN,
                5.63%, 08/01/33............       1,523,142
                                             --------------
                                                 69,233,398
                                             --------------
              FOOD AND BEVERAGE -- 0.9%
    750,000   Cadbury Schweppes -- 144A,
                5.13%, 10/01/13............         746,530
  1,000,000   Diageo Capital PLC,
                3.50%, 11/19/07............       1,009,528
    915,000   Diageo Capital PLC,
                3.38%, 03/20/08............         909,909
  1,100,000   General Mills, Inc.,
                5.13%, 02/15/07............       1,169,323
  1,385,000   Kellogg Company, Series B,
                6.60%, 04/01/11............       1,554,422
  6,750,000   Kraft Foods, Inc.,
                5.63%, 11/01/11............       7,123,369
                                             --------------
                                                 12,513,081
                                             --------------
              FUNERAL SERVICES -- 0.0%
    260,000   Service Corp. International,
                7.70%, 04/15/09............         278,850
                                             --------------
              INSURANCE -- 0.9%
    540,000   American General Capital II,
                8.50%, 07/01/30............         704,681
    510,000   Americo Life, Inc. -- 144A,
                7.88%, 05/01/13............         511,275
  4,830,000   ASIF Global Financial
                XXIII -- 144A,
                3.90%, 10/22/08............       4,880,122
  1,150,000   ASIF Global
                Financing -- 144A,
                3.85%, 11/26/07............       1,169,982
    880,000   Fund American Companies,
                Inc.,
                5.88%, 05/15/13............         892,259
    625,000   MetLife, Inc.,
                6.50%, 12/15/32............         664,956
    725,000   Pacific Life Corp. -- 144A,
                6.60%, 09/15/33............         768,227
  1,980,000   Protective Life Secured
                Trust, Series MTN,
                3.70%, 11/24/08............       1,975,895
  1,135,000   Prudential Financial, Inc.,
                Series MTNB,
                5.75%, 07/15/33............       1,075,710
  1,100,000   Prudential Insurance
                Company -- 144A,
                6.38%, 07/23/06............       1,198,967
                                             --------------
                                                 13,842,074
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING -- 0.5%
$ 1,375,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11............  $    1,622,500
    295,000   Dresser, Inc.,
                9.38%, 04/15/11............         322,288
    420,000   Tyco International Group SA,
                6.38%, 06/15/05............         444,150
  1,025,000   Tyco International Group SA,
                6.38%, 02/15/06............       1,096,750
    526,000   Tyco International Group SA,
                5.80%, 08/01/06............         558,875
  2,140,000   Tyco International Group SA,
                6.13%, 01/15/09(a).........       2,300,499
    255,000   Tyco International Group SA,
                6.75%, 02/15/11............         279,863
                                             --------------
                                                  6,624,925
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.2%
    370,000   HCA, Inc.,
                6.95%, 05/01/12............         397,349
    370,000   HCA, Inc.,
                6.25%, 02/15/13............         379,389
  1,080,000   HCA, Inc.,
                7.50%, 11/06/33............       1,129,644
    350,000   United Surgical Partners,
                Inc.,
                10.00%, 12/15/11...........         399,000
                                             --------------
                                                  2,305,382
                                             --------------
              METALS AND MINING -- 0.1%
  1,275,000   Alcan, Inc.,
                6.13%, 12/15/33............       1,287,170
                                             --------------
              OIL AND GAS: PIPELINES -- 0.6%
  1,425,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14............       1,419,075
    955,000   Dynegy Holdings,
                Inc. -- 144A,
                10.13%, 07/15/13...........       1,103,025
    365,000   El Paso Natural Gas,
                8.38%, 06/15/32............         374,855
    490,000   El Paso Production
                Holdings -- 144A,
                7.75%, 06/01/13............         485,100
    965,000   Gulfterra Energy Partner,
                6.25%, 06/01/10............       1,008,425
    134,000   Gulfterra Energy
                Partner -- 144A,
                10.63%, 12/01/12...........         166,830
  1,085,000   Kinder Morgan Energy
                Partners,
                7.30%, 08/15/33............       1,236,898
    110,000   Kinder Morgan, Inc.,
                7.25%, 03/01/28............         122,743

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$   825,000   Tennessee Gas Pipeline,
                7.50%, 04/01/17............  $      855,938
    370,000   Williams Companies, Inc.,
                7.13%, 09/01/11............         393,125
  1,470,000   Williams Companies, Inc.,
                8.13%, 03/15/12............       1,639,050
                                             --------------
                                                  8,805,064
                                             --------------
              OIL, COAL AND GAS -- 1.0%
  1,225,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31............       1,439,609
  1,710,000   Anadarko Petroleum Corp,
                5.38%, 03/01/07............       1,829,416
  1,205,000   Conoco Funding Company,
                6.35%, 10/15/11............       1,353,097
  2,085,000   Conoco, Inc.,
                6.95%, 04/15/29............       2,371,952
    605,000   Devon Energy Corp.,
                7.95%, 04/15/32............         731,778
  2,160,000   EnCana Corp.,
                4.75%, 10/15/13............       2,134,423
    950,000   Gazprom OAO,
                9.63%, 03/01/13............       1,053,008
  1,240,000   Gazprom OAO -- 144A,
                9.63%, 03/01/13............       1,373,300
    600,000   Hanover Equipment Trust,
                Series B,
                8.75%, 09/01/11............         639,000
    465,000   Massey Energy Company,
                6.95%, 03/01/07............         478,950
    505,000   Occidental Petroleum,
                8.45%, 02/15/29............         664,016
    700,000   Suncor Energy, Inc.,
                5.95%, 12/01/34............         697,792
    250,000   Valero Energy Corp.,
                7.50%, 04/15/32............         279,487
                                             --------------
                                                 15,045,828
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.4%
    290,000   Boise Cascade Company,
                6.50%, 11/01/10............         302,932
    920,000   Caraustar Industries, Inc.,
                7.38%, 06/01/09............         970,600
    565,000   Georgia-Pacific Corp.,
                8.88%, 02/01/10............         646,925
  1,735,000   Georgia-Pacific
                Corp. -- 144A,
                8.00%, 01/15/24............       1,778,375

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
$ 1,375,000   Weyerhaeuser Company,
                6.95%, 10/01/27............  $    1,423,286
  1,220,000   Weyerhaeuser Company,
                6.88%, 12/15/33............       1,257,808
                                             --------------
                                                  6,379,926
                                             --------------
              PHARMACEUTICALS -- 0.2%
  1,100,000   Bristol-Myers Squibb,
                6.88%, 08/01/97............       1,208,621
  1,775,000   Wyeth,
                5.50%, 02/01/14............       1,798,711
                                             --------------
                                                  3,007,332
                                             --------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.6%
  8,000,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06............       8,233,732
                                             --------------
              PRIVATE ASSET BACKED: BANKS -- 0.3%
  3,466,491   Banc of America Funding
                Corp., Series 2003-1, Class
                A1,
                6.00%, 05/20/33............       3,510,628
  1,304,540   Washington Mutual MSC, Series
                2002-MS12, Class A,
                6.50%, 05/25/32............       1,346,261
                                             --------------
                                                  4,856,889
                                             --------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.2%
 11,500,000   MBNA Credit Card Master Note
                Trust, Series 2003-A6,
                Class A6,
                2.75%, 10/15/10............      11,198,642
  6,050,000   Sears Credit Account Master
                Trust, Series 2002-5, Class
                A, Floating Rate,
                1.54%(d), 11/17/09.........       6,062,205
                                             --------------
                                                 17,260,847
                                             --------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.9%
  9,800,000   Countrywide Alternative Loan
                Trust,
                5.00%, 02/15/04............       9,836,750
  2,980,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31............       3,329,014
                                             --------------
                                                 13,165,764
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 4.2%
$ 1,908,222   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35............  $    2,061,927
  4,875,000   DLJ Commercial Mortgage
                Corp., Series 2000-CKP1,
                Class A1B,
                7.18%, 08/10/10............       5,527,293
  6,150,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33............       6,979,487
 14,665,037   GSR Mortgage Loan Trust,
                Series 2003-13, Class 1A1,
                4.53%, 10/25/33............      14,626,174
  6,650,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35............       7,423,118
  7,425,000   LB Commercial Conduit
                Mortgage Trust, Series
                1998-C4, Class A1B,
                6.21%, 10/15/35............       8,192,573
  6,900,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C3,
                Class A2,
                7.95%, 01/15/10............       8,239,776
  8,710,000   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-C8, Class A4,
                4.96%, 11/15/35............       8,763,304
                                             --------------
                                                 61,813,652
                                             --------------
              PRIVATE ASSET BACKED: OTHER -- 1.3%
  4,158,208   Impac Secured Assets Common
                Owner Trust, Series 2003-2,
                Class A2,
                6.00%, 08/25/33............       4,335,486
  2,949,480   SLM Student Loan Trust,
                Series 2002-1, Class A1,
                Floating Rate,
                1.19%(c), 10/25/10.........       2,953,226
  3,712,493   Small Business
                Administration, Series
                2002-P10B, Class 1,
                5.20%, 08/01/12............       3,746,306
  7,892,201   Structured Asset Securities
                Corp., Series 2003-AL2,
                Class A,
                3.36%, 01/25/31............       7,573,059
                                             --------------
                                                 18,608,077
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
$ 8,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10............  $    9,417,665
                                             --------------
              REAL ESTATE -- 0.0%
    505,000   EOP Operating LP,
                7.50%, 04/19/29............         566,864
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    910,000   AvalonBay Communities, Series
                MTN,
                6.63%, 09/15/11............       1,009,220
    295,000   Host Marriott LP -- 144A,
                7.13%, 11/01/13............         302,375
    315,000   Mandalay Resort Group, Series
                B,
                10.25%, 08/01/07...........         365,400
  1,230,000   Mohegan Tribal Gaming,
                6.38%, 07/15/09............       1,276,125
    825,000   Park Place Entertainment,
                8.88%, 09/15/08............         936,375
    220,000   Park Place Entertainment,
                7.00%, 04/15/13............         235,950
                                             --------------
                                                  4,125,445
                                             --------------
              RETAIL -- 0.1%
  1,195,000   Wal-Mart Stores,
                7.55%, 02/15/30............       1,475,348
                                             --------------
              RETAIL: SUPERMARKETS -- 0.2%
  1,025,000   Kroger Company,
                6.75%, 04/15/12............       1,137,544
  1,300,000   Kroger Company,
                6.20%, 06/15/12............       1,396,590
    400,000   Kroger Company, Series B,
                7.70%, 06/01/29............         468,474
                                             --------------
                                                  3,002,608
                                             --------------
              SPECIAL PURPOSE ENTITY -- 0.2%
  1,000,000   California Preferred Fund
                Trust,
                7.00%, perpetual...........       1,015,062
    800,000   Camp Pendelton/
                Quantico -- 144A,
                5.94%, 10/01/43............         801,744
  1,825,000   Principal Life
                Global -- 144A,
                5.25%, 01/15/13............       1,851,828
                                             --------------
                                                  3,668,634
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.6%
  1,390,000   British Telecom PLC, Variable Rate,
              8.88%, 12/15/30(l)...........       1,824,133

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   450,000   Crown Castle International
                Corp. -- 144A,
                7.50%, 12/01/13............  $      454,500
    345,000   Deutsche Telekom,
                8.50%, 06/15/10(l).........         417,785
  1,325,000   Deutsche Telekom
                International Corp.,
                8.25%, 06/15/05(l).........       1,437,894
  2,015,000   Deutsche Telekom
                International Finance,
                8.75%, 06/15/30(l).........       2,583,214
  2,350,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29............       2,817,775
    970,000   New Jersey Bell Telephone,
                7.85%, 11/15/29............       1,152,982
     80,000   Panamsat Corp.,
                8.50%, 02/01/12............          89,200
    980,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06............       1,019,200
    625,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09............         623,438
    500,000   Qwest Corp. -- 144A,
                9.13%, 03/15/12(l).........         576,250
  2,300,000   Verizon New Jersey, Inc.,
                Series A,
                5.88%, 01/17/12............       2,446,892
    900,000   Verizon Pennsylvania, Series
                A,
                5.65%, 11/15/11............         945,743
  5,205,000   Vodafone Group PLC,
                5.00%, 12/16/13............       5,195,557
  2,290,000   WorldCom, Inc.,
                6.40%, 08/15/05(f).........         772,875
  1,620,000   WorldCom, Inc.,
                8.00%, 05/15/06(f).........         546,750
    140,000   WorldCom, Inc.,
                7.50%, 05/15/11(f).........          47,250
  1,960,000   WorldCom, Inc.,
                8.25%, 05/15/31(f).........         661,500
                                             --------------
                                                 23,612,938
                                             --------------
              TRANSPORTATION: FREIGHT -- 0.2%
  1,350,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36............       1,606,859
  1,705,000   Canadian National Railway
                Company,
                6.90%, 07/15/28............       1,912,079
                                             --------------
                                                  3,518,938
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION: SERVICES -- 0.1%
$   540,000   Omi Corp. -- 144A,
                7.63%, 12/01/13............  $      547,425
    605,000   Overseas Shipholding Group,
                8.25%, 03/15/13............         651,131
    300,000   Overseas Shipholding Group,
                8.75%, 12/01/13............         330,375
                                             --------------
                                                  1,528,931
                                             --------------
              UTILITIES -- 0.1%
    325,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12...........         364,813
    330,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10...........         402,600
                                             --------------
                                                    767,413
                                             --------------
              UTILITIES: ELECTRIC -- 1.3%
  1,665,000   AES Corp. -- 144A,
                8.75%, 05/15/13............       1,868,963
  1,735,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10............       1,700,300
  1,235,000   Dominion Resources, Inc.,
                Series E,
                6.75%, 12/15/32............       1,325,428
  1,970,000   DTE Energy Corp.,
                6.45%, 06/01/06............       2,130,882
    725,000   Edison Mission Energy,
                7.73%, 06/15/09............         694,188
  1,485,000   First Energy Corp., Series C,
                7.38%, 11/15/31............       1,524,569
    690,000   Midwest Generation LLC,
                Series A,
                8.30%, 07/02/09............         720,213
    920,000   Midwest Generation LLC,
                Series B,
                8.56%, 01/02/16............         960,662
  2,725,000   Ohio Edison -- 144A,
                5.45%, 05/01/15............       2,639,512
    825,000   Oncor Electric Delivery,
                6.38%, 01/15/15............         898,680
    925,000   Oncor Electric Delivery,
                7.25%, 01/15/33............       1,055,691
    765,000   Progress Energy, Inc.,
                7.00%, 10/30/31............         821,888

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$ 1,800,000   SP PowerAssets, Ltd. -- 144A,
                5.00%, 10/22/13............  $    1,813,739
    450,000   Virginia Electric & Power,
                5.25%, 12/15/15............         452,538
                                             --------------
                                                 18,607,253
                                             --------------
              TOTAL CORPORATE BONDS AND
                NOTES (Cost
                $426,846,993)..............     432,492,851
                                             --------------
              MUNICIPAL BONDS -- 1.0%
              CALIFORNIA -- 0.1%
  1,575,000   California State Department
                of Water Powersupply
                Revenue Bond, Series E,
                3.98%, 05/01/05............       1,600,405
                                             --------------
              ILLINOIS -- 0.8%
 13,000,000   Illinois State Pension,
                General Obligation,
                5.10%, 06/01/33............      11,953,110
                                             --------------
              WISCONSIN -- 0.1%
  1,125,000   Wisconsin State General
                Revenue Bond, Series A,
                5.70%, 05/01/26............       1,143,619
                                             --------------
              TOTAL MUNICIPAL BONDS
                (Cost $15,696,421).........      14,697,134
                                             --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 14.4%
  9,700,000   AID-Israel,
                5.50%, 09/18/23............       9,848,934
 47,825,000   Bonos Y Obligation Del
                Estado,
                6.00%, 01/31/08(h).........      66,397,223
 41,195,000   Bundesobligation, Series 142,
                3.00%, 04/11/08(h).........      51,104,082
 23,975,000   Canadian Government,
                5.25%, 06/01/13(j).........      19,408,422
 27,090,000   French Treasury Note,
                3.50%, 01/12/08(h).........      34,348,123
 51,780,000   Government of Sweden,
                5.00%, 01/28/09(i).........       7,484,328
 32,255,000   Government of Sweden, Series
                1037,
                8.00%, 08/15/07(i).........       5,114,504
    625,000   Province of Quebec, Series A,
                7.37%, 03/06/26(g).........         752,109
  1,120,000   Province of Quebec, Series
                MTNA,
                7.38%, 04/09/26............       1,342,354
  1,225,000   Province of Quebec, Series
                NJ,
                7.50%, 07/15/23............       1,507,241
  2,997,753   Republic of Colombia,
                9.75%, 04/09/11............       3,417,438

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 1,000,000   United Mexican States,
                4.63%, 10/08/08............  $    1,015,000
  2,295,000   United Mexican States,
                8.38%, 01/14/11............       2,731,050
  4,880,000   United Mexican States,
                8.13%, 12/30/19............       5,465,600
  1,115,000   United Mexican States,
                8.00%, 09/24/22............       1,222,598
                                             --------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $199,398,533)........     211,159,006
                                             --------------
              PREFERRED CORPORATE BONDS & NOTES -- 0.2%
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
  2,000,000   TCI Communications
                Financing III,
                9.65%, 03/31/27 (Cost
                $2,153,389)................       2,420,000
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 4.1%
              FANNIE MAE -- 0.2%
  3,091,748   1.06%, 01/02/04(b)...........       3,091,748
                                             --------------
              FEDERAL HOME LOAN BANK -- 3.8%
 27,400,000   0.75%, 01/02/04..............      27,399,429
 28,425,000   1.02%, 01/14/04..............      28,414,530
                                             --------------
                                                 55,813,959
                                             --------------
              FREDDIE MAC -- 0.1%
  1,552,502   1.06%, 01/27/04(b)...........       1,552,502
                                             --------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES
                (Cost $60,458,209).........      60,458,209
                                             --------------
              TIME DEPOSITS -- 5.7%
 14,226,436   Bank of Montreal,
                1.06%, 01/15/04(b).........      14,226,436
  6,210,009   Bank of Montreal,
                1.06%, 02/17/04(b).........       6,210,009
  7,762,513   Bank of Novia Scotia,
                1.08%, 03/10/04(b).........       7,762,513
  4,657,507   Citigroup, Inc.,
                1.08%, 01/05/04(b).........       4,657,507
  2,328,754   Citigroup, Inc.,
                1.09%, 02/06/04(b).........       2,328,754
  4,657,507   Credit Agricole Indosuez,
                0.98%, 01/02/04(b).........       4,657,507
  4,657,507   Credit Agricole Indosuez,
                1.08%, 01/28/04(b).........       4,657,507
  6,210,009   Den Danske Bank,
                1.08%, 01/20/04(b).........       6,210,009

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 7,762,512   Royal Bank of Canada,
                1.05%, 02/27/04(b).........  $    7,762,512
  3,881,256   Royal Bank of Scotland,
                1.08%, 01/09/04(b).........       3,881,256
  1,552,502   Royal Bank of Scotland,
                1.08%, 01/15/04(b).........       1,552,502
 11,643,768   Royal Bank of Scotland,
                1.08%, 01/20/04(b).........      11,643,768
  3,881,256   Svenska Handlesbanken,
                1.08%, 02/04/04(b).........       3,881,256
  1,552,503   Toronto Dominion Bank,
                1.10%, 01/08/04(b).........       1,552,503
  2,328,754   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b).........       2,328,754
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $83,312,793).........      83,312,793
                                             --------------
              SHORT TERM CORPORATE NOTES -- 2.7%
  1,552,502   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).....       1,552,502
  1,552,502   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).....       1,552,502
  3,881,256   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).....       3,881,256
  3,105,005   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).....       3,105,005
  3,881,256   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).....       3,881,256
  6,210,009   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).....       6,210,009

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$10,091,265   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/14/04(b).....  $   10,091,265
  2,328,754   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/21/04(b).....       2,328,754
  7,762,512   Morgan Stanley, Floating
                Rate,
                1.05%(**), 09/10/04(b).....       7,762,512
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $40,365,061)...      40,365,061
                                             --------------
  SHARES
  ------
              '-REGULATED INVESTMENT COMPANIES -- 0.8%
  5,433,758   American Aadvantage
                Select(b)..................       5,433,758
  1,682,176   Merrill Lynch Premier
                Institutional Fund(b)......       1,682,176
  4,657,507   Merrimac Cash Fund -- Premium
                Class(b)...................       4,657,507
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $11,773,441).........      11,773,441
                                             --------------
 PRINCIPAL
-----------
              '-SHORT TERM COMMERCIAL PAPER -- 0.2%
$ 1,694,356   General Electric Capital
                Corp.,
                1.09%, 01/09/04(b).........       1,694,356
  1,552,502   General Electric Capital
                Corp.,
                1.08%, 01/16/04(b).........       1,552,502
                                             --------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER (Cost $3,246,858)....       3,246,858
                                             --------------
              TOTAL SECURITIES
                (Cost $1,642,694,609)......   1,661,686,950
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 5.9%
$17,077,526   With Goldman Sachs Group,
                Inc., dated 12/31/03,
                1.04%, due 01/02/04,
                repurchase proceeds at
                maturity $17,078,513
                (Collateralized by
                Archer-Daniels-Midland
                Company, 8.88%, due
                04/15/11, with a value of
                $3,569,049, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $3,503,460, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value
                of $5,566,779, Morgan
                Stanley, 6.75%, due
                04/15/11, with a value of
                $1,392,872, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $3,386,917)(b)....  $   17,077,526
 10,504,538   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $10,504,801
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 4.54%, due
                02/01/33, with a value of
                $11,029,765)...............      10,504,538
 59,495,462   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $59,496,949
                (Collateralized by U.S.
                Treasury Bond, 8.00%, due
                11/15/21, with a value of
                $60,744,921)...............      59,495,462
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $87,077,526).........      87,077,526
                                             --------------
              SECURITIES SOLD SHORT -- (0.3)%
  5,200,000   Fannie Mae Gold, TBA,
                5.00%, 01/01/04 (Proceeds
                $5,063,319)................      (5,117,122)
                                             --------------
 CONTRACTS
-----------
              CALL OPTIONS
                WRITTEN -- 0.0%
  9,625,000   Fannie Mae Gold Expiring
                February 2004 @ 96.968,
                5.00%, 02/05/04............         (40,618)
        278   US Treasury Note (10 Year)
                March Future, Expiring
                February 2004 @ 110, zero
                coupon, 02/21/04...........        (191,125)
                                             --------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $444,723).........        (231,743)
                                             --------------

                                                 VALUE
                                             --------------
              Total Investments -- 118.7%
                (Cost $1,724,264,093)......  $1,743,415,611
              Liabilities less other
                assets -- (18.7)%..........    (274,628,604)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,468,787,007
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $1,731,496,626.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation..............  $ 27,928,917
Gross unrealized depreciation..............   (10,661,067)
                                             ------------
Net unrealized appreciation................  $ 17,267,850
                                             ============

---------------

(a)  All or part of this security is on loan.
(b) Short term security purchased with cash collateral received for securities loaned.
(c) Quarterly reset provision. The rate shown was in effect at December 31, 2003.
(d) Monthly reset provision. The rate shown was in effect at December 31, 2003.
(e) Security is segregated as collateral for written options and short sales.
(f)  Bond is in default.
(g) Step bond. The rate shown was in effect at December 31, 2003.
(h) Principal amount shown for this debt security is denominated in Euros.
(i) Principal amount shown for this debt security is denominated in Swedish Krona.
(j) Principal amount shown for this debt security is denominated in Canadian dollars.
(k) Security is segregated as initial margin for futures contracts.
(l) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at December 31, 2003.
** Variable Rate Security. The rate shown was in effect at December 31, 2003.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 64.7%
              ADVERTISING -- 0.2%
     12,900   Interpublic Group of Companies,
                Inc.*(a).....................  $    201,240
      7,600   Omnicom Group, Inc. ...........       663,708
                                               ------------
                                                    864,948
                                               ------------
              AEROSPACE AND DEFENSE -- 0.9%
     22,100   Boeing Company.................       931,294
      8,100   General Dynamics Corp. ........       732,159
      2,800   Goodrich Corp. ................        83,132
     11,550   Lockheed Martin Corp. .........       593,670
     19,000   United Technologies Corp. .....     1,800,630
                                               ------------
                                                  4,140,885
                                               ------------
              AGRICULTURE -- 0.1%
     10,900   Monsanto Company...............       313,702
                                               ------------
              AIRLINES -- 0.0%
      8,200   Southwest Airlines Company.....       132,348
                                               ------------
              APPAREL: MANUFACTURING -- 0.3%
      5,450   Jones Apparel Group, Inc. .....       192,004
      2,750   Liz Claiborne, Inc. ...........        97,515
     15,250   Nike, Inc. -- Class B..........     1,044,015
      2,200   Reebok International,
                Ltd.(a)......................        86,504
                                               ------------
                                                  1,420,038
                                               ------------
              APPAREL: RETAIL -- 0.4%
     16,950   Limited Brands.................       305,609
     53,950   The Gap, Inc.(a)...............     1,252,179
                                               ------------
                                                  1,557,788
                                               ------------
              AUTOMOBILE: RETAIL -- 0.0%
     10,750   AutoNation, Inc.*..............       197,478
                                               ------------
              AUTOMOBILES -- 0.2%
     14,200   General Motors Corp.(a)........       758,280
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      2,400   Johnson Controls, Inc. ........       278,688
                                               ------------
              BANKS -- 5.6%
      9,500   AmSouth Bancorp................       232,750
     50,950   Bank of America Corp. .........     4,097,908
     19,950   Bank of New York Company,
                Inc. ........................       660,744
     30,250   Bank One Corp. ................     1,379,098
      5,650   BB&T Corp. ....................       218,316
      6,048   Charter One Financial, Inc. ...       208,958
      4,500   First Tennessee National
                Corp. .......................       198,450
     27,250   FleetBoston Financial Corp. ...     1,189,463

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      4,300   Golden West Financial Corp. ...  $    443,717
      5,650   Huntington Bancshares, Inc. ...       127,125
     98,300   J.P. Morgan Chase & Company....     3,610,558
     10,350   KeyCorp........................       303,462
      5,700   Marshall & Ilsley Corp. .......       218,025
     10,900   Mellon Financial Corp. ........       349,999
     16,300   National City Corp. ...........       553,222
      3,850   North Fork Bancorp, Inc. ......       155,810
      5,550   Northern Trust Corp. ..........       257,631
      7,400   PNC Financial Services Group...       405,002
      5,900   Regions Financial Corp. .......       219,480
     13,600   SouthTrust Corp. ..............       445,128
      8,900   State Street Corp. ............       463,512
      7,400   SunTrust Banks, Inc. ..........       529,100
     49,282   U.S. Bancorp...................     1,467,618
      5,400   Union Planters Corp. ..........       170,046
     67,050   Wachovia Corp. ................     3,123,859
     24,000   Washington Mutual, Inc. .......       962,880
     43,250   Wells Fargo & Company..........     2,546,992
      2,850   Zions Bancorp..................       174,791
                                               ------------
                                                 24,713,644
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.9%
     56,100   Comcast Corp. -- Class A*......     1,844,007
     30,950   Delphi Corp. ..................       316,000
      6,950   Gannett Company, Inc. .........       619,662
      7,650   McGraw-Hill Companies, Inc. ...       534,888
      3,100   Meredith Corp. ................       151,311
    118,500   Time Warner, Inc.*.............     2,131,815
      7,900   Tribune Company................       407,640
     18,050   Viacom, Inc. -- Class B........       801,059
     53,400   Walt Disney Company............     1,245,822
                                               ------------
                                                  8,052,204
                                               ------------
              BUSINESS SERVICES -- 0.5%
     12,000   Concord EFS, Inc.*.............       178,080
      4,000   Convergys Corp.*...............        69,840
      6,850   Ecolab, Inc. ..................       187,485
     13,250   First Data Corp. ..............       544,443
      5,100   Fiserv, Inc.*..................       201,501
      3,950   Moody's Corp. .................       239,173
     15,400   Paychex, Inc. .................       572,879
      5,050   Robert Half International,
                Inc.*........................       117,867
                                               ------------
                                                  2,111,268
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS -- 0.7%
      6,250   Air Products and Chemicals,
                Inc. ........................  $    330,187
     24,000   Dow Chemical Company...........       997,680
      5,750   Engelhard Corp. ...............       172,213
      2,200   Hercules, Inc.*................        26,840
      2,500   International Flavors &
                Fragrances, Inc. ............        87,300
      7,400   PPG Industries, Inc. ..........       473,748
      9,200   Praxair, Inc. .................       351,440
      6,500   Rohm And Haas Company..........       277,615
      2,300   Sigma-Aldrich Corp.(a).........       131,514
                                               ------------
                                                  2,848,537
                                               ------------
              COMMERCIAL SERVICES -- 0.3%
     60,000   Cendant Corp.*.................     1,336,200
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.3%
      9,750   Adobe Systems, Inc. ...........       383,175
      3,200   Autodesk, Inc. ................        78,656
     15,850   Automatic Data Processing,
                Inc. ........................       627,818
      9,950   BMC Software, Inc.*............       185,568
     10,550   Citrix Systems, Inc.*..........       223,766
     15,250   Computer Associates
                International, Inc.(a).......       416,935
      1,950   Computer Sciences Corp.*.......        86,249
      8,450   Compuware Corp.*...............        51,038
      7,600   Electronic Arts, Inc.*.........       363,128
     11,950   Electronic Data Systems
                Corp.(a).....................       293,253
      6,500   Intuit, Inc.*..................       343,915
      1,900   Mercury Interactive
                Corp.*(a)....................        92,416
    275,350   Microsoft Corp. ...............     7,583,138
      3,450   NVIDIA Corp.*(a)...............        80,213
    136,650   Oracle Corp.*..................     1,803,779
      8,100   PeopleSoft, Inc.*..............       184,680
     26,200   Siebel Systems, Inc.*..........       363,394
      6,800   SunGard Data Systems, Inc.*....       188,428
      9,950   Unisys Corp.*..................       147,758
     25,950   VERITAS Software Corp.*........       964,301
                                               ------------
                                                 14,461,608
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
     15,450   Apple Computer, Inc.*..........       330,167
     65,700   Dell, Inc.*....................     2,231,172
    127,100   EMC Corp.*.....................     1,642,132
     19,350   Gateway, Inc.*.................        89,010
     79,387   Hewlett-Packard Company........     1,823,519
     44,000   International Business Machines
                Corp. .......................     4,077,919

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
      5,350   Lexmark International Group,
                Inc.*........................  $    420,724
     19,050   Network Appliance, Inc.*(a)....       391,097
      5,750   Pitney Bowes, Inc. ............       233,565
     79,750   Sun Microsystems, Inc.*........       358,078
     20,500   Xerox Corp.*(a)................       282,900
                                               ------------
                                                 11,880,283
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
        750   American Standard Companies,
                Inc.*........................        75,525
      1,700   Centex Corp.(a)................       183,005
      1,400   KB Home........................       101,528
     12,250   Masco Corp. ...................       335,772
        700   Pulte Homes, Inc. .............        65,534
      2,850   Vulcan Materials Company.......       135,575
                                               ------------
                                                    896,939
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.7%
      1,600   Alberto-Culver Company -- Class
                B............................       100,928
     53,150   Altria Group, Inc. ............     2,892,423
      5,900   Avon Products, Inc. ...........       398,191
      5,750   Clorox Company.................       279,220
     14,150   Colgate-Palmolive Company......       708,208
      6,950   Eastman Kodak Company(a).......       178,407
      7,400   FedEx Corp. ...................       499,500
      4,450   Fortune Brands, Inc. ..........       318,131
    256,750   General Electric Company.......     7,954,114
     60,100   Gillette Company...............     2,207,473
     21,000   Kimberly-Clark Corp. ..........     1,240,890
      7,800   Leggett & Platt, Inc. .........       168,714
     33,600   Procter & Gamble Company.......     3,355,967
      4,150   Sherwin-Williams Company.......       144,171
      1,900   Whirlpool Corp. ...............       138,035
                                               ------------
                                                 20,584,372
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      1,300   Ball Corp. ....................        77,441
      2,200   Bemis Company, Inc. ...........       110,000
      7,800   Pactiv Corp.*..................       186,420
      4,850   Sealed Air Corp.*..............       262,579
                                               ------------
                                                    636,440
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.0%
      2,550   W.W. Grainger, Inc. ...........  $    120,845
                                               ------------
              EDUCATION -- 0.1%
      4,550   Apollo Group, Inc. -- Class
                A*...........................       309,400
                                               ------------
              ELECTRONICS -- 0.4%
     11,000   Emerson Electric Company.......       712,249
      4,750   Jabil Circuit, Inc.*...........       134,425
      5,050   Molex, Inc. ...................       176,195
      4,950   Rockwell Collins, Inc. ........       148,649
     30,350   Sanmina-SCI Corp.*.............       382,713
     20,550   Solectron Corp.*...............       121,451
      2,900   Tektronix, Inc.*...............        91,640
                                               ------------
                                                  1,767,322
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.2%
     10,800   Allied Waste Industries,
                Inc.*(a).....................       149,904
     17,600   Waste Management, Inc. ........       520,960
                                               ------------
                                                    670,864
                                               ------------
              FINANCIAL SERVICES -- 5.4%
     34,100   American Express Company.......     1,644,643
      3,900   Bear Stearns Companies,
                Inc. ........................       311,805
     13,500   Capital One Financial
                Corp.(a).....................       827,415
     34,050   Charles Schwab Corp. ..........       403,152
    131,749   Citigroup, Inc. ...............     6,395,095
     10,600   Countrywide Financial Corp. ...       804,010
      1,950   Deluxe Corp. ..................        80,594
      5,400   Equifax, Inc. .................       132,300
     25,250   Fannie Mae.....................     1,895,265
      6,350   Franklin Resources, Inc. ......       330,581
     17,950   Freddie Mac....................     1,046,844
     12,200   Goldman Sachs Group, Inc.(a)...     1,204,506
      7,500   H&R Block, Inc. ...............       415,275
     11,200   Lehman Brothers Holdings,
                Inc. ........................       864,864
     33,050   MBNA Corp. ....................       821,293
     50,000   Merrill Lynch & Company,
                Inc.(a)......................     2,932,499
     41,050   Morgan Stanley.................     2,375,564
      7,500   Providian Financial Corp.*.....        87,300
     14,000   Prudential Financial, Inc. ....       584,780
     11,850   SLM Corp. .....................       446,508
      3,600   T. Rowe Price Group, Inc. .....       170,676
                                               ------------
                                                 23,774,969
                                               ------------
              FOOD AND BEVERAGE -- 2.5%
     22,300   Anheuser-Busch Companies,
                Inc. ........................     1,174,764
     17,350   Archer-Daniels-Midland
                Company......................       264,067

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
        600   Brown-Forman Corp. -- Class
                B............................  $     56,070
     10,750   Campbell Soup Company..........       288,100
     62,600   Coca-Cola Company..............     3,176,949
      4,500   Coca-Cola Enterprises, Inc. ...        98,415
     23,000   ConAgra Foods, Inc. ...........       606,970
     10,400   General Mills, Inc.(a).........       471,120
      9,050   H.J. Heinz Company.............       329,692
      1,300   Hershey Foods Corp. ...........       100,087
     10,050   Kellogg Company................       382,704
      3,700   McCormick & Company, Inc. .....       111,370
      6,700   Pepsi Bottling Group, Inc. ....       162,006
     44,150   PepsiCo, Inc. .................     2,058,273
     22,250   Sara Lee Corp. ................       483,048
     17,000   Sysco Corp. ...................       632,910
      5,900   Wm. Wrigley Jr. Company(a).....       331,639
                                               ------------
                                                 10,728,184
                                               ------------
              INSURANCE -- 2.9%
      7,200   Ace, Ltd. .....................       298,224
      4,000   Aetna, Inc. ...................       270,320
     13,350   AFLAC, Inc. ...................       483,003
     18,600   Allstate Corp. ................       800,171
      3,100   Ambac Financial Group, Inc. ...       215,109
     67,053   American International Group,
                Inc. ........................     4,444,272
      7,850   Aon Corp. .....................       187,929
      4,650   Chubb Corp. ...................       316,665
      8,300   CIGNA Corp. ...................       477,250
      1,700   Cincinnati Financial Corp. ....        71,196
      7,400   Hartford Financial Services
                Group, Inc. .................       436,822
      8,650   Humana, Inc.*..................       197,653
      4,400   Jefferson-Pilot Corp. .........       222,860
      7,950   John Hancock Financial
                Services, Inc. ..............       298,125
      4,700   Lincoln National Corp. ........       189,739
      5,400   Marsh & McLennan Companies,
                Inc. ........................       258,606
      4,300   MBIA, Inc. ....................       254,689
     20,050   MetLife, Inc. .................       675,084
      2,750   MGIC Investment Corp. .........       156,585
      8,650   Principal Financial Group,
                Inc. ........................       286,056
      9,100   Progressive Corp. .............       760,669
      3,850   SAFECO Corp. ..................       149,881
      6,200   St. Paul Companies, Inc. ......       245,830

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      3,600   Torchmark Corp. ...............  $    163,944
     26,496   Travelers Property Casualty
                Corp. -- Class B.............       449,637
      3,600   XL Capital, Ltd. -- Class
                A(a).........................       279,180
                                               ------------
                                                 12,589,499
                                               ------------
              INTERNET SERVICES -- 1.6%
    179,500   Cisco Systems, Inc.*...........     4,360,054
     16,650   eBay, Inc.*....................     1,075,424
      4,450   Monster Worldwide, Inc.*(a)....        97,722
      8,300   Novell, Inc.*..................        87,316
     12,350   Symantec Corp.*(a).............       427,928
     16,550   YAHOO!, Inc.*..................       747,564
                                               ------------
                                                  6,796,008
                                               ------------
              LEISURE AND RECREATION -- 0.3%
      2,050   Brunswick Corp. ...............        65,252
      6,300   Carnival Corp. ................       250,299
      4,100   Harrah's Entertainment,
                Inc. ........................       204,057
      4,150   Hilton Hotels Corp. ...........        71,090
      9,200   International Game
                Technology...................       328,439
      2,450   Marriott International, Inc. --
                Class A......................       113,190
      5,100   Starwood Hotels & Resorts......       183,447
                                               ------------
                                                  1,215,774
                                               ------------
              MACHINERY -- 0.6%
      8,800   Caterpillar, Inc. .............       730,576
     13,950   Deere & Company................       907,448
      5,200   Dover Corp. ...................       206,700
      5,000   Ingersoll-Rand Company -- Class
                A(a).........................       339,400
      8,200   Rockwell Automation, Inc. .....       291,920
                                               ------------
                                                  2,476,044
                                               ------------
              MANUFACTURING -- 1.7%
     39,000   3M Company.....................     3,316,169
      2,800   Cooper Industries,
                Ltd. -- Class A..............       162,204
      6,250   Danaher Corp.(a)...............       573,438
      1,950   Eaton Corp. ...................       210,561
     22,100   Honeywell International,
                Inc. ........................       738,803
      7,700   Illinois Tool Works, Inc.(a)...       646,107
      2,350   ITT Industries, Inc. ..........       174,394
      3,250   Parker-Hannifin Corp. .........       193,375

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
      4,150   Textron, Inc. .................  $    236,799
     50,550   Tyco International, Ltd. ......     1,339,575
                                               ------------
                                                  7,591,425
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.9%
      5,500   Anthem, Inc.*(a)...............       412,500
        700   Express Scripts, Inc.*(a)......        46,501
     16,350   IMS Health, Inc.(a)............       406,461
      3,100   McKesson Corp. ................        99,696
      6,958   Medco Health Solutions,
                Inc.*........................       236,502
     34,600   UnitedHealth Group, Inc. ......     2,013,028
      7,900   WellPoint Health Networks,
                Inc.*........................       766,221
                                               ------------
                                                  3,980,909
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.5%
      3,350   Allergan, Inc. ................       257,314
      1,600   Bausch & Lomb, Inc. ...........        83,040
     16,900   Baxter International, Inc. ....       515,788
      7,900   Becton, Dickinson and
                Company......................       325,006
      7,450   Biomet, Inc.(a)................       271,255
     34,150   Boston Scientific Corp.*.......     1,255,354
      1,300   C. R. Bard, Inc. ..............       105,625
      5,550   Genzyme Corp.*.................       273,837
     18,400   Guidant Corp. .................     1,107,680
     76,600   Johnson & Johnson..............     3,957,155
     32,000   Medtronic, Inc. ...............     1,555,520
      4,400   St. Jude Medical, Inc.*........       269,940
      5,200   Stryker Corp. .................       442,052
      5,200   Zimmer Holdings, Inc.*.........       366,080
                                               ------------
                                                 10,785,646
                                               ------------
              METALS AND MINING -- 0.4%
     22,100   Alcoa, Inc. ...................       839,800
      4,500   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(a)...........       189,585
     11,000   Newmont Mining Corp. ..........       534,710
      2,100   Phelps Dodge Corp.*(a).........       159,789
                                               ------------
                                                  1,723,884
                                               ------------
              MOTOR VEHICLES -- 0.6%
    111,650   Ford Motor Company(a)..........     1,786,400
      7,750   Harley-Davidson, Inc.(a).......       368,358
      6,000   PACCAR, Inc. ..................       510,720
                                               ------------
                                                  2,665,478
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.1%
      3,700   Kinder Morgan, Inc. ...........  $    218,670
     17,700   Williams Companies, Inc. ......       173,814
                                               ------------
                                                    392,484
                                               ------------
              OIL, COAL AND GAS -- 3.8%
      3,500   Amerada Hess Corp. ............       186,095
      6,650   Anadarko Petroleum Corp. ......       339,217
      1,682   Apache Corp. ..................       136,410
      3,900   BJ Services Company*...........       140,010
      5,800   Burlington Resources, Inc. ....       321,204
     38,800   ChevronTexaco Corp. ...........     3,351,932
     28,213   ConocoPhillips.................     1,849,926
     14,100   Devon Energy Corp. ............       807,366
      1,200   EOG Resources, Inc. ...........        55,404
    170,750   Exxon Mobil Corp. .............     7,000,749
      4,500   Halliburton Company............       117,000
      2,400   Kerr-McGee Corp. ..............       111,576
      8,200   Marathon Oil Corp. ............       271,338
      3,900   Nabors Industries, Ltd.*.......       161,850
      1,650   Noble Corp.*...................        59,037
     22,200   Occidental Petroleum Corp. ....       937,728
      5,100   Sunoco, Inc. ..................       260,865
      3,200   Transocean, Inc.*..............        76,832
      6,800   Unocal Corp. ..................       250,444
                                               ------------
                                                 16,434,983
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
      1,600   Boise Cascade Corp. ...........        52,576
     10,300   Georgia-Pacific Corp. .........       315,901
     12,350   International Paper Company....       532,408
      6,450   Louisiana-Pacific Corp.*.......       115,326
      4,850   MeadWestvaco Corp. ............       144,288
      5,800   Weyerhauser Company............       371,200
                                               ------------
                                                  1,531,699
                                               ------------
              PHARMACEUTICALS -- 3.7%
     41,000   Abbott Laboratories............     1,910,600
     21,200   Bristol-Myers Squibb Company...       606,320
     29,200   Eli Lilly and Company..........     2,053,636
      3,700   Forest Laboratories, Inc.*.....       228,660
     10,350   King Pharmaceuticals, Inc.*....       157,941
     58,450   Merck & Company, Inc. .........     2,700,390
    198,160   Pfizer, Inc. ..................     7,000,992

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
      2,600   Watson Pharmaceuticals,
                Inc.*........................  $    119,600
     34,700   Wyeth..........................     1,473,014
                                               ------------
                                                 16,251,153
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
        800   Knight-Ridder, Inc. ...........        61,896
      3,850   New York Times Company -- Class
                A............................       183,992
      3,300   R.R. Donnelley & Sons
                Company(a)...................        99,495
                                               ------------
                                                    345,383
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     10,250   Equity Office Properties
                Trust........................       293,662
      7,550   Equity Residential.............       222,801
      6,100   Simon Property Group, Inc. ....       282,674
                                               ------------
                                                    799,137
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.6%
     32,784   Amgen, Inc.*...................     2,026,051
      3,300   Biogen Idec, Inc.*.............       121,374
      4,750   Chiron Corp.*..................       270,703
      2,500   MedImmune, Inc.*...............        63,500
                                               ------------
                                                  2,481,628
                                               ------------
              RETAIL -- 4.1%
     10,250   Bed Bath & Beyond, Inc.*.......       444,338
     18,700   Best Buy Company, Inc. ........       976,888
      4,000   Big Lots, Inc.*................        56,840
     19,000   Costco Wholesale Corp.*........       706,420
     15,850   CVS Corp. .....................       572,502
      8,050   Dollar General Corp. ..........       168,970
      4,650   Family Dollar Stores, Inc. ....       166,842
     10,550   Federated Department Stores,
                Inc. ........................       497,222
    105,000   Home Depot, Inc. ..............     3,726,449
      2,850   J.C. Penney Company, Inc.(a)...        74,898
     20,350   Lowe's Companies, Inc. ........     1,127,186
      8,000   May Department Stores
                Company(a)...................       232,560
      3,650   Nordstrom, Inc.(a).............       125,195
      8,100   Office Depot, Inc.*(a).........       135,351
      9,500   RadioShack Corp. ..............       291,460
      7,500   Sears, Roebuck & Company.......       341,175
     27,900   Staples, Inc.*.................       761,670
      3,850   Tiffany & Company..............       174,020
      5,400   TJX Companies, Inc. ...........       119,070

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      9,800   Toys "R" Us, Inc.*(a)..........  $    123,872
    111,320   Wal-Mart Stores, Inc. .........     5,905,525
     25,900   Walgreen Company...............       942,242
                                               ------------
                                                 17,670,695
                                               ------------
              RETAIL: RESTAURANTS -- 0.8%
      7,950   Darden Restaurants, Inc.(a)....       167,268
     76,150   McDonald's Corp. ..............     1,890,805
     23,450   Starbucks Corp.*...............       775,257
      7,400   Wendy's International, Inc. ...       290,376
     11,800   YUM! Brands, Inc.*.............       405,920
                                               ------------
                                                  3,529,626
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
     19,100   Kroger Company*(a).............       353,541
      4,500   Safeway, Inc.*.................        98,595
      4,750   SUPERVALU, Inc. ...............       135,803
      4,400   Winn-Dixie Stores, Inc.(a).....        43,780
                                               ------------
                                                    631,719
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     12,000   Agilent Technologies, Inc.*....       350,880
      6,900   Applera Corp.-Applied
                Biosystems Group.............       142,899
      3,800   Pall Corp. ....................       101,954
      7,000   PerkinElmer, Inc. .............       119,490
      5,200   Thermo Electron Corp.*.........       131,040
                                               ------------
                                                    846,263
                                               ------------
              SEMICONDUCTORS -- 3.0%
     22,800   Altera Corp.*..................       517,560
     10,600   Analog Devices, Inc.*..........       483,890
     68,200   Applied Materials, Inc.*.......     1,531,090
      3,100   Broadcom Corp. -- Class A*.....       105,679
    203,200   Intel Corp. ...................     6,543,039
      8,050   Linear Technology Corp. .......       338,664
      9,850   LSI Logic Corp.*...............        87,370
     19,200   Maxim Integrated Products,
                Inc. ........................       956,160
      4,450   National Semiconductor
                Corp.*.......................       175,375
      4,000   Novellus Systems, Inc.*........       168,200
      2,800   QLogic Corp.*..................       144,480
      5,200   Teradyne, Inc.*................       132,340
     44,600   Texas Instruments, Inc. .......     1,310,348
      9,900   Xilinx, Inc.*..................       383,526
                                               ------------
                                                 12,877,721
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.0%
      7,900   ALLTEL Corp. ..................  $    367,982
     17,010   AT&T Corp. ....................       345,303
     27,300   AT&T Wireless Services,
                Inc.*........................       218,127
     26,650   Avaya, Inc.*...................       344,851
     73,150   BellSouth Corp. ...............     2,070,145
      4,050   CenturyTel, Inc. ..............       132,111
     18,700   CIENA Corp.*...................       124,168
      8,400   Comverse Technology, Inc.*.....       147,756
     30,000   Corning, Inc.*(a)..............       312,900
    102,900   Lucent Technologies, Inc.*.....       292,236
     60,550   Motorola, Inc. ................       851,939
     60,800   Nextel Communications, Inc. --
                Class A*.....................     1,706,048
      8,150   QUALCOMM, Inc. ................       439,530
     85,000   SBC Communications, Inc. ......     2,215,950
      9,550   Scientific-Atlanta, Inc. ......       260,715
     23,250   Sprint Corp. (FON Group).......       381,765
      6,500   Symbol Technologies, Inc. .....       109,785
     10,400   Tellabs, Inc.*.................        87,672
     69,950   Verizon Communications,
                Inc. ........................     2,453,845
                                               ------------
                                                 12,862,828
                                               ------------
              TOOLS -- 0.1%
      2,200   Black & Decker Corp. ..........       108,504
      1,700   Snap-on, Inc. .................        54,808
      2,650   Stanley Works..................       100,356
                                               ------------
                                                    263,668
                                               ------------
              TOYS -- 0.1%
     11,200   Hasbro, Inc. ..................       238,336
     18,800   Mattel, Inc. ..................       362,276
                                               ------------
                                                    600,612
                                               ------------
              TRANSPORTATION -- 0.5%
     29,250   United Parcel Service, Inc. --
                Class B......................     2,180,588
                                               ------------
              TRANSPORTATION: FREIGHT -- 0.1%
      9,400   Burlington Northern Santa Fe
                Corp. .......................       304,090
      2,600   Union Pacific Corp. ...........       180,648
                                               ------------
                                                    484,738
                                               ------------
              TRANSPORTATION: SERVICES -- 0.0%
      3,000   Ryder System, Inc. ............       102,450
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC -- 1.4%
     23,900   Aes Corp.*.....................  $    225,616
      4,500   Ameren Corp. ..................       207,000
      9,840   American Electric Power
                Company, Inc. ...............       300,218
      4,700   American Power Conversion
                Corp.(a).....................       114,915
     14,600   CenterPoint Energy, Inc. ......       141,474
      4,300   Cinergy Corp. .................       166,883
      2,400   Consolidated Edison, Inc. .....       103,224
      8,250   Constellation Energy Group,
                Inc. ........................       323,070
      3,600   Dominion Resources, Inc. ......       229,788
      9,750   Duke Energy Corp. .............       199,388
     20,150   Edison International...........       441,890
      5,650   Entergy Corp. .................       322,785
      8,350   Exelon Corp. ..................       554,105
      8,300   FirstEnergy Corp. .............       292,160
      4,800   FPL Group, Inc. ...............       314,016
     12,250   PG&E Corp.*....................       340,183
      4,700   PPL Corp. .....................       205,625
      2,650   Progress Energy, Inc. .........       119,939
      6,800   Public Service Enterprise
                Group, Inc. .................       297,840
     20,500   Southern Company...............       620,124
      8,100   TXU Corp. .....................       192,132
     10,350   Xcel Energy, Inc. .............       175,743
                                               ------------
                                                  5,888,118
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,000   KeySpan Corp. .................       147,200
      6,100   NiSource, Inc. ................       133,834
        650   Peoples Energy Corp. ..........        27,326
      5,700   Sempra Energy..................       171,342
                                               ------------
                                                    479,702
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $244,202,158)................   281,037,096
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 0.5%
    997,683   American Aadvantage
                Select(b)....................       997,683
    308,862   Merrill Lynch Premier
                Institutional Fund(b)........       308,862
    855,157   Merrimac Cash Fund -- Premium
                Class(b).....................       855,157
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $2,161,702)..................     2,161,702
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 6.4%
              US TREASURY BONDS -- 2.5%
$ 1,580,000   10.38%, 11/15/12(a)............  $  2,016,290
  2,540,000   12.00%, 08/15/13...............     3,510,163
    885,000   9.25%, 02/15/16................     1,270,564
  1,200,000   8.13%, 08/15/19................     1,621,313
  1,475,000   8.50%, 02/15/20................     2,060,565
    165,000   5.38%, 02/15/31................       172,122
                                               ------------
                                                 10,651,017
                                               ------------
              US TREASURY NOTES -- 3.3%
  2,575,000   2.00%, 08/31/05................     2,592,402
 10,190,000   1.63%, 10/31/05(a).............    10,177,272
  1,075,000   2.38%, 08/15/06(a).............     1,081,132
    375,000   2.63%, 11/15/06(a).............       378,428
    220,000   3.25%, 08/15/07................       224,477
     20,000   3.38%, 12/15/08................        20,142
     55,000   4.25%, 11/15/13................        54,957
                                               ------------
                                                 14,528,810
                                               ------------
              US TREASURY STRIPS -- 0.6%
  4,895,000   Zero coupon, 05/15/17..........     2,502,750
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $27,452,444)...........    27,682,577
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 13.3%
              FANNIE MAE -- 6.5%
    300,000   1.75%, 06/16/06................       295,565
    325,000   7.13%, 03/15/07................       368,495
    660,000   5.75%, 02/15/08................       725,706
  1,115,000   3.75%, 09/15/08................     1,115,468
    400,000   6.63%, 09/15/09................       457,943
  1,770,000   7.25%, 01/15/10................     2,089,501
  1,275,000   7.13%, 06/15/10................     1,501,047
  1,100,000   6.63%, 11/15/10................     1,265,649
  1,610,000   6.00%, 05/15/11................     1,787,111
  1,160,000   5.50%, 07/18/12................     1,188,539
    675,000   4.38%, 07/17/13................       647,416
    285,000   4.63%, 10/15/13................       283,545
    522,792   PL# 252345, 6.00%, 03/01/14....       549,781
    335,476   PL# 323842, 5.50%, 07/01/14....       349,390
    432,090   PL# 406815, 7.00%, 07/01/28....       458,152
    462,549   PL# 535675, 7.00%, 01/01/16....       494,909
      4,511   PL# 549906, 7.50%, 09/01/30....         4,822
      8,274   PL# 552549, 7.50%, 09/01/30....         8,844
    612,484   PL# 555531, 5.50%, 06/01/33....       620,962
      4,193   PL# 558384, 7.50%, 01/01/31....         4,483

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$     6,299   PL# 561844, 7.50%, 11/01/30....  $      6,734
     37,926   PL# 564462, 6.50%, 03/01/32....        39,682
    103,136   PL# 566031, 6.00%, 03/01/16....       108,328
      5,270   PL# 568677, 7.50%, 01/01/31....         5,633
      9,440   PL# 572762, 7.50%, 03/01/31....        10,090
     36,069   PL# 575334, 6.00%, 04/01/16....        37,884
     83,403   PL# 577523, 6.00%, 05/01/16....        87,601
     17,306   PL# 578769, 6.00%, 05/01/16....        18,177
    270,979   PL# 579234, 6.00%, 04/01/16....       284,619
     32,736   PL# 582178, 7.50%, 06/01/31....        34,992
    143,991   PL# 582491, 6.00%, 05/01/16....       151,239
     25,063   PL# 594316, 6.50%, 07/01/31....        26,221
      7,260   PL# 602859, 6.50%, 10/01/31....         7,596
     98,724   PL# 614924, 7.00%, 12/01/16....       105,664
     40,577   PL# 618454, 5.50%, 12/01/16....        42,113
      8,951   PL# 620174, 6.50%, 12/01/31....         9,364
    214,162   PL# 627256, 6.50%, 03/01/32....       224,078
     44,837   PL# 649576, 6.00%, 12/01/32....        46,380
     99,567   PL# 748975, 4.00%, 10/01/18....        97,182
  3,600,000   TBA, 5.00%, 01/01/19...........     3,672,001
  2,500,000   TBA, 5.50%, 01/01/19...........     2,590,626
  1,900,000   TBA, 6.00%, 01/01/19...........     1,992,625
  1,200,000   TBA, 6.50%, 01/01/19...........     1,272,000
    700,000   TBA, 5.50%, 01/01/34...........       709,188
    100,000   TBA, 6.00%, 01/01/34...........       103,375
  2,400,000   TBA, 6.50%, 01/01/34...........     2,510,251
                                               ------------
                                                 28,410,971
                                               ------------
              FANNIE MAE GOLD -- 1.1%
    214,780   PL# E01172, 6.00%,
                07/01/17(e)..................       225,449
    477,170   PL# E89913, 6.00%,
                05/01/17(e)..................       500,874
    114,625   PL# E90603, 6.00%,
                07/01/17(e)..................       120,319
    284,442   PL# E90827, 5.50%, 08/01/17....       295,119
    188,551   PL# G01315, 7.00%, 09/01/31....       199,558
  2,100,000   TBA, 6.50%, 01/01/34...........     2,199,750
  1,200,000   TBA, 5.00%, 01/14/34...........     1,184,626
                                               ------------
                                                  4,725,695
                                               ------------
              FREDDIE MAC -- 2.8%
    695,000   3.50%, 04/01/08................       693,369
    140,000   3.63%, 09/15/08................       141,078
  2,825,000   3.88%, 11/10/08................     2,863,357
    590,000   6.63%, 09/15/09................       675,520
  1,190,000   4.38%, 02/04/10................     1,190,840

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$   250,000   7.00%, 03/15/10................  $    292,103
    510,000   6.88%, 09/15/10................       593,136
  1,635,000   4.75%, 12/08/10................     1,653,152
  2,700,000   4.50%, 12/16/10................     2,702,095
    980,000   6.00%, 06/15/11................     1,089,347
    405,000   5.13%, 08/20/12................       405,141
                                               ------------
                                                 12,299,138
                                               ------------
              FREDDIE MAC GOLD -- 1.7%
  1,662,916   PL# A11986, 5.00%, 08/01/33....     1,642,803
  1,390,461   PL# A12447, 6.00%, 08/01/33....     1,437,951
    315,082   PL# A12800, 5.50%, 08/01/33....       319,148
    608,799   PL# A13041, 6.00%,
                09/01/33(e)..................       629,592
    298,578   PL# A13802, 5.00%, 09/01/33....       294,966
    436,545   PL# C01615, 6.00%, 08/01/33....       451,455
    651,909   PL# C01623, 5.50%, 09/01/33....       660,321
    103,591   PL# C64741, 7.00%, 03/01/32....       109,639
     87,183   PL# E00513, 6.00%,
                09/01/12(e)..................        91,616
    489,785   PL# E01388, 4.00%, 05/01/18....       479,206
     60,454   PL# E84467, 6.00%,
                07/01/16(e)..................        63,452
    109,911   PL# E89080, 6.00%,
                04/01/17(e)..................       115,371
    140,711   PL# E89874, 6.00%,
                05/01/17(e)..................       147,689
     89,091   PL# E91210, 6.00%,
                09/01/17(e)..................        93,516
     19,995   PL# G01309, 7.00%, 08/01/31....        21,162
    470,259   PL# G01391, 7.00%, 04/01/32....       497,713
    276,983   PL# G01477, 6.00%, 12/01/32....       286,434
    100,000   TBA, 6.00%, 01/01/19...........       104,781
                                               ------------
                                                  7,446,815
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.9%
    581,614   PL# 003161, 6.50%, 11/20/31....       612,527
     19,451   PL# 461836, 7.00%, 01/15/28....        20,770
     40,902   PL# 480112, 6.00%, 04/15/29....        42,561
     45,369   PL# 499445, 6.00%, 04/15/29....        47,209
     76,320   PL# 552851, 6.00%, 10/15/32....        79,424
     66,410   PL# 555283, 6.50%, 04/15/32....        70,037
    199,390   PL# 555581, 7.00%, 10/15/31....       212,629
     35,736   PL# 569839, 6.50%, 06/15/32....        37,688
    130,148   PL# 578249, 6.00%, 10/15/32....       135,441
     90,670   PL# 587784, 6.50%, 12/15/32....        95,621
    391,443   PL# 590257, 6.00%, 10/15/32....       407,364
     12,822   PL# 596647, 7.00%, 09/15/32....        13,668
    136,554   PL# 780914, 6.00%, 11/15/28....       142,180

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (CONTINUED)
$   593,071   PL# 781328, 7.00%, 09/15/31....  $    632,608
  1,200,000   TBA, 5.50%, 01/01/34...........     1,220,250
                                               ------------
                                                  3,769,977
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.2%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       658,737
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       113,674
    250,000   Zero coupon, 10/15/18..........       111,652
                                               ------------
                                                    225,326
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $57,177,093).................    57,536,659
                                               ------------
              CORPORATE BONDS AND NOTES -- 11.1%
              AEROSPACE AND DEFENSE -- 0.2%
     20,000   BE Aerospace -- 144A,
                8.50%, 10/01/10..............        21,550
     50,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............        65,718
    430,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       510,357
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       104,241
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        24,397
    120,000   Raytheon Company,
                4.85%, 01/15/11..............       120,336
                                               ------------
                                                    846,599
                                               ------------
              AIRLINES -- 0.0%
    168,537   Continental Airlines, Inc.,
                Series 974A,
                6.90%, 01/02/18..............       166,567
                                               ------------
              AUTOMOBILES -- 0.3%
    150,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............       160,084
    215,000   Daimler Chrysler NA Holding,
                4.75%, 01/15/08..............       220,175
    500,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       497,092
    245,000   Daimler Chrysler NA Holding,
                6.50%, 11/15/13..............       258,556
                                               ------------
                                                  1,135,907
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE EQUIPMENT -- 0.0%
$    90,000   Collins & Aikman Products,
                10.75%, 12/31/11.............  $     88,875
     70,000   Dura Operating Corp., Series B,
                8.63%, 04/15/12..............        74,900
                                               ------------
                                                    163,775
                                               ------------
              BANKS -- 0.9%
    220,000   ANZ Capital Trust I -- 144A,
                4.48%, perpetual.............       222,106
    335,000   ANZ Capital Trust I -- 144A,
                5.36%, perpetual.............       335,167
    130,000   Bank of America Corp.,
                7.40%, 01/15/11..............       152,682
    155,000   Bank of America Corp.,
                3.88%, 01/15/08..............       158,172
      5,000   Bank of America Corp.,
                7.80%, 02/15/10..............         5,953
    425,000   Bank of America Corp.,
                4.38%, 12/01/10..............       426,702
    510,000   Barclays Bank PLC -- 144A,
                Floating Rate,
                8.55%(c), perpetual..........       627,655
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       201,193
    600,000   DEPFA ACS Bank,
                3.63%, 10/29/08..............       596,532
    100,000   HSBC Holdings PLC,
                5.25%, 12/12/12..............       102,588
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        53,413
    110,000   JP Morgan Chase & Company,
                6.75%, 02/01/11..............       124,212
     75,000   Sovereign Bancorp,
                10.50%, 11/15/06.............        88,762
    250,000   Swedish Export Credit,
                2.88%, 01/26/07..............       251,455
     50,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07..............        51,489
    385,000   UBS Preferred Funding Trust I,
                Variable Rate,
                8.62%(l), 10/29/49...........       475,312
    100,000   Wells Fargo Bank N.A., Series
                BKNT, Variable Rate,
                7.80%(l), 06/15/10...........       107,975
                                               ------------
                                                  3,981,368
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.7%
    225,000   AOL Time Warner, Inc.,
                7.63%, 04/15/31..............       260,567
    270,000   British Sky Broadcasting,
                6.88%, 02/23/09..............       303,470

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/ MEDIA (CONTINUED)
$   235,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............  $    216,788
     35,000   Charter Communications Holdings
                LLC,
                11.13%, 01/15/11(a)..........        32,288
    570,000   Comcast Cable Communications,
                Inc.,
                6.88%, 06/15/09..............       643,467
     30,000   Comcast Corp.,
                5.50%, 03/15/11..............        31,238
    235,000   Comcast Corp.,
                7.05%, 03/15/33..............       256,631
    100,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............       107,250
     60,000   DirecTV Holdings,
                8.38%, 03/15/13..............        69,900
     75,000   News America Holdings,
                8.88%, 04/26/23..............        96,395
     75,000   News America Holdings,
                7.63%, 11/30/28..............        87,138
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        98,418
     75,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............        87,934
     30,000   Time Warner, Inc.,
                7.25%, 10/15/17..............        34,229
     35,000   Time Warner, Inc.,
                6.88%, 06/15/18..............        38,597
    110,000   Time Warner, Inc.,
                6.95%, 01/15/28..............       117,906
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       391,973
     70,000   Vivendi Universal SA -- 144A,
                6.25%, 07/15/08..............        74,463
                                               ------------
                                                  2,948,652
                                               ------------
              CHEMICALS -- 0.1%
     85,000   Crown Euro Holdings SA,
                9.50%, 03/01/11..............        96,688
     50,000   Dow Chemical Company,
                6.00%, 10/01/12..............        52,721
    325,000   Dow Chemical Company,
                7.38%, 11/01/29..............       364,511
     15,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............        15,750
     45,000   Nalco Company -- 144A,
                7.75%, 11/15/11..............        48,375
                                               ------------
                                                    578,045
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
$    65,000   Ainsworth Lumber Company, Ltd.,
                13.88%, 07/15/07.............  $     75,075
     85,000   Beazer Homes USA,
                8.38%, 04/15/12..............        94,138
     75,000   D.R. Horton, Inc.,
                10.50%, 04/01/05.............        81,750
     55,000   K. Hovnanian Enterprises,
                6.50%, 01/15/14..............        55,069
    110,000   NVR, Inc.,
                5.00%, 06/15/10..............       108,350
    500,000   Ryland Group,
                8.00%, 08/15/06..............       547,499
     20,000   Ryland Group,
                5.38%, 06/01/08..............        20,700
     40,000   Ryland Group,
                9.13%, 06/15/11..............        45,900
                                               ------------
                                                  1,028,481
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.1%
    310,000   General Electric Company,
                5.00%, 02/01/13..............       314,082
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
    130,000   Owens-Brockway Glass
                Containers,
                8.75%, 11/15/12..............       145,438
                                               ------------
              ELECTRONICS -- 0.1%
     80,000   Flextronics International,
                Ltd.,
                6.50%, 05/15/13..............        83,200
     20,000   L-3 Communications Corp.,
                6.13%, 07/15/13..............        20,250
    245,000   L-3 Communications Corp. --
                144A,
                6.13%, 01/15/14..............       246,838
                                               ------------
                                                    350,288
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
     95,000   Allied Waste North America
                Industries, Inc.,
                7.88%, 04/15/13..............       103,312
     55,000   Allied Waste North America
                Industries, Inc.,
                7.40%, 09/15/35..............        52,388
     80,000   Allied Waste North America
                Industries, Inc., Series B,
                8.88%, 04/01/08..............        90,000
     45,000   Allied Waste North America
                Industries, Inc., Series B,
                9.25%, 09/01/12..............        51,300
                                               ------------
                                                    297,000
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 1.6%
$   140,000   Citigroup, Inc.,
                5.75%, 05/10/06..............  $    150,755
    300,000   Citigroup, Inc.,
                3.50%, 02/01/08..............       301,408
    585,000   Citigroup, Inc.,
                7.25%, 10/01/10..............       682,779
    205,000   Citigroup, Inc.,
                5.88%, 02/22/33..............       202,170
    300,000   Credit Suisse First Boston USA,
                Inc.,
                3.88%, 01/15/09..............       299,981
    180,000   Credit Suisse First Boston USA,
                Inc.,
                6.13%, 11/15/11..............       196,280
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       195,987
    545,000   General Electric Capital Corp.,
                Series MTNA,
                6.13%, 02/22/11..............       600,435
    420,000   General Electric Capital Corp.,
                Series MTNA,
                5.88%, 02/15/12..............       452,120
     50,000   General Electric Capital Corp.,
                Series MTNA,
                6.75%, 03/15/32..............        55,540
     80,000   General Motors Acceptance
                Corp.,
                7.75%, 01/19/10..............        90,796
    165,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       181,278
    190,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11..............       204,962
     40,000   Goldman Sachs Group, Inc.,
                7.35%, 10/01/09..............        46,707
    205,000   Goldman Sachs Group, Inc.,
                6.60%, 01/15/12..............       229,455
    425,000   Goldman Sachs Group, Inc.,
                5.25%, 10/15/13..............       429,897
    135,000   Goldman Sachs Group, Inc.,
                6.13%, 02/15/33..............       136,413
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        55,642
    275,000   Household Finance Corp.,
                6.75%, 05/15/11..............       310,035
     50,000   Household Finance Corp.,
                7.00%, 05/15/12..............        57,110
    390,000   Household Finance Corp.,
                6.38%, 11/27/12..............       428,585
    200,000   Household Finance Corp.,
                4.75%, 07/15/13..............       194,886
     75,000   Household Finance Corp.,
                7.63%, 05/17/32..............        90,975

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............  $     75,226
    120,000   JP Morgan Chase & Company,
                4.50%, 11/15/10..............       121,131
    190,000   Lehman Brothers Holdings, Inc.,
                6.25%, 05/15/06..............       206,530
     55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............        62,175
     75,000   Morgan Stanley,
                6.10%, 04/15/06..............        81,202
    150,000   Morgan Stanley,
                5.80%, 04/01/07..............       163,168
    180,000   Morgan Stanley,
                6.75%, 04/15/11..............       203,953
     60,000   SLM Corp., Series MTN,
                3.63%, 03/17/08..............        59,802
    150,000   SLM Corp., Series MTN,
                5.63%, 08/01/33..............       142,795
    130,000   Wells Fargo Financial,
                6.13%, 04/18/12..............       142,579
                                               ------------
                                                  6,852,757
                                               ------------
              FOOD AND BEVERAGE -- 0.3%
     80,000   Cadbury Schweppes -- 144A,
                5.13%, 10/01/13..............        79,630
    100,000   Diageo Capital PLC,
                3.50%, 11/19/07..............       100,953
     95,000   Diageo Capital PLC,
                3.38%, 03/20/08..............        94,471
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       132,878
    150,000   Kellogg Company, Series B,
                6.60%, 04/01/11..............       168,349
    720,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       759,826
                                               ------------
                                                  1,336,107
                                               ------------
              FUNERAL SERVICES -- 0.0%
     30,000   Service Corp. International,
                7.70%, 04/15/09..............        32,175
                                               ------------
              INSURANCE -- 0.4%
     40,000   American General Capital II,
                8.50%, 07/01/30..............        52,199
     65,000   Americo Life, Inc. -- 144A,
                7.88%, 05/01/13..............        65,163
    575,000   ASIF Global Financial XXIII --
                144A,
                3.90%, 10/22/08..............       580,966

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE (CONTINUED)
$   125,000   ASIF Global Financing -- 144A,
                3.85%, 11/26/07..............  $    127,172
    115,000   Fund American Companies, Inc.,
                5.88%, 05/15/13..............       116,602
     50,000   MetLife, Inc.,
                6.50%, 12/15/32..............        53,197
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............        99,733
     80,000   Pacific Life Corp. -- 144A,
                6.60%, 09/15/33..............        84,770
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       209,565
    125,000   Prudential Financial, Inc.,
                Series MTNB,
                5.75%, 07/15/33..............       118,470
    100,000   Prudential Insurance Company --
                144A,
                6.38%, 07/23/06..............       108,997
                                               ------------
                                                  1,616,834
                                               ------------
              MANUFACTURING -- 0.2%
    165,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............       194,700
     90,000   Dresser, Inc.,
                9.38%, 04/15/11..............        98,325
    135,000   Tyco International Group SA,
                6.38%, 06/15/05..............       142,763
    110,000   Tyco International Group SA,
                6.38%, 02/15/06..............       117,700
    274,000   Tyco International Group SA,
                5.80%, 08/01/06..............       291,124
     35,000   Tyco International Group SA,
                6.75%, 02/15/11..............        38,413
                                               ------------
                                                    883,025
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     40,000   HCA, Inc.,
                6.95%, 05/01/12..............        42,957
     40,000   HCA, Inc.,
                6.25%, 02/15/13..............        41,015
    100,000   HCA, Inc.,
                7.50%, 11/06/33..............       104,596
     55,000   United Surgical Partners, Inc.,
                10.00%, 12/15/11.............        62,700
                                               ------------
                                                    251,268
                                               ------------
              METALS AND MINING -- 0.0%
    125,000   Alcan, Inc.,
                6.13%, 12/15/33..............       126,193
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.3%
$   275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............  $    273,856
    105,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............       121,275
    100,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       102,700
     55,000   El Paso Production Holdings --
                144A,
                7.75%, 06/01/13..............        54,450
     60,000   Gulfterra Energy Partner,
                6.25%, 06/01/10..............        62,700
     46,000   Gulfterra Energy
                Partner -- 144A,
                10.63%, 12/01/12.............        57,270
    125,000   Kinder Morgan Energy Partners,
                7.30%, 08/15/33..............       142,500
     50,000   Tennessee Gas Pipeline,
                7.50%, 04/01/17..............        51,875
     40,000   Williams Companies, Inc.,
                7.13%, 09/01/11..............        42,500
    155,000   Williams Companies, Inc.,
                8.13%, 03/15/12..............       172,825
                                               ------------
                                                  1,081,951
                                               ------------
              OIL, COAL AND GAS -- 0.3%
    100,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       117,519
    230,000   Anadarko Petroleum Corp.,
                5.38%, 03/01/07..............       246,062
    195,000   Conoco Funding Company,
                6.35%, 10/15/11..............       218,966
    115,000   Conoco, Inc.,
                6.95%, 04/15/29..............       130,827
     90,000   ConocoPhillips,
                5.90%, 10/15/32..............        90,551
     75,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        90,716
    230,000   Encana Corp.,
                6.30%, 11/01/11..............       254,734
     75,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............        79,875
     50,000   Massey Energy Company,
                6.95%, 03/01/07..............        51,500
     75,000   Suncor Energy, Inc.,
                5.95%, 12/01/34..............        74,763
                                               ------------
                                                  1,355,513
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.2%
$    30,000   Boise Cascade Company,
                6.50%, 11/01/10..............  $     31,338
     90,000   Caraustar Industries, Inc.,
                7.38%, 06/01/09..............        94,950
     65,000   Georgia-Pacific Corp.,
                8.88%, 02/01/10..............        74,425
    190,000   Georgia-Pacific Corp. -- 144A,
                8.00%, 01/15/24..............       194,750
    165,000   Weyerhaeuser Company,
                5.25%, 12/15/09..............       171,571
    100,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       109,267
    115,000   Weyerhaeuser Company,
                7.13%, 07/15/23..............       121,375
     70,000   Weyerhaeuser Company,
                6.88%, 12/15/33..............        72,169
                                               ------------
                                                    869,845
                                               ------------
              PHARMACEUTICALS -- 0.1%
    125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............       137,343
    175,000   Wyeth,
                5.50%, 02/01/14..............       177,339
                                               ------------
                                                    314,682
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.4%
  1,600,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,646,746
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.1%
    429,730   Banc of America Funding Corp.,
                Series 2003-1, Class A1,
                6.00%, 05/20/33..............       435,202
    124,242   Washington Mutual MSC, Series
                2002-MS12, Class A, 6.50%,
                05/25/32.....................       128,215
                                               ------------
                                                    563,417
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.5%
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,223,773
    975,000   Sears Credit Account Master
                Trust, Series 2002-5, Class
                A, Floating Rate,
                1.54%(d), 11/17/09...........       976,967
                                               ------------
                                                  2,200,740
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.4%
$   800,000   Countrywide Alternative Loan
                Trust,
                5.00%, 02/15/19..............  $    802,999
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       569,731
    150,144   SLM, Series 2001-3, Class A1L,
                Floating Rate,
                1.20%(c), 04/25/10...........       150,407
                                               ------------
                                                  1,523,137
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.1%
    363,471   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       392,748
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............     1,021,387
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,242,157
    639,732   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       690,327
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       759,056
    665,000   Salomon Brothers Mortgage
                Securities VII, 2000-C3,
                Series A2,
                6.59%, 12/18/33..............       746,714
                                               ------------
                                                  4,852,389
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 0.4%
    378,019   Impac Secured Assets Common
                Owner Trust, Series 2003-2,
                Class A2,
                6.00%, 08/25/33..............       394,135
    613,094   SLM Student Loan Trust, Series
                2002-1, Class A1, Floating
                Rate,
                1.19%(c), 10/25/10...........       613,873
    512,910   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       517,582
                                               ------------
                                                  1,525,590
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 0.5%
$ 2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............  $  2,354,416
                                               ------------
              REAL ESTATE -- 0.0%
     50,000   EOP Operating LP,
                7.50%, 04/19/29..............        56,125
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     30,000   Host Marriott LP -- 144A,
                7.13%, 11/01/13..............        30,750
     35,000   Mandalay Resort Group, Series
                B,
                10.25%, 08/01/07.............        40,600
    130,000   Mohegan Tribal Gaming,
                6.38%, 07/15/09..............       134,875
     50,000   Park Place Entertainment,
                8.88%, 09/15/08..............        56,750
     25,000   Park Place Entertainment,
                7.00%, 04/15/13..............        26,813
                                               ------------
                                                    289,788
                                               ------------
              RETAIL -- 0.0%
    130,000   Wal-Mart Stores,
                7.55%, 02/15/30..............       160,498
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
    125,000   Kroger Company,
                6.75%, 04/15/12..............       138,725
    200,000   Kroger Company,
                6.20%, 06/15/12..............       214,860
                                               ------------
                                                    353,585
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
    175,000   Principal Life Global -- 144A,
                5.25%, 01/15/13..............       177,573
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
    135,000   British Telecom PLC, Variable
                Rate,
                8.88%, 12/15/30(l)...........       177,164
     50,000   Crown Castle International
                Corp. -- 144A,
                7.50%, 12/01/13..............        50,500
     45,000   Deutsche Telekom, Variable
                Rate,
                8.50%, 06/15/10(l)...........        54,494
    125,000   Deutsche Telekom International
                Corp., Variable Rate,
                8.25%, 06/15/05(l)...........       135,650
    215,000   Deutsche Telekom International
                Finance, Variable Rate,
                8.75%, 06/15/30(l)...........       275,628

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   250,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............  $    299,763
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       249,615
     25,000   Panamsat Corp.,
                8.50%, 02/01/12..............        27,875
    245,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06..............       254,800
    115,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09..............       114,713
    130,000   Verizon Pennsylvania, Series A,
                5.65%, 11/15/11..............       136,607
    410,000   Vodafone Group PLC,
                5.00%, 12/16/13..............       409,257
     90,000   Vodafone Group PLC,
                6.25%, 11/30/32..............        92,163
    630,000   WorldCom, Inc.,
                6.40%, 08/15/05(f)...........       212,625
    430,000   WorldCom, Inc.,
                8.00%, 05/15/06(f)...........       145,125
     20,000   WorldCom, Inc.,
                8.25%, 05/15/10(f)...........         6,750
    260,000   WorldCom, Inc.,
                8.25%, 05/15/31(f)...........        87,750
                                               ------------
                                                  2,730,479
                                               ------------
              TRANSPORTATION: FREIGHT -- 0.2%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       273,761
    400,000   Canadian National Railway
                Company,
                6.90%, 07/15/28(k)...........       448,582
                                               ------------
                                                    722,343
                                               ------------
              TRANSPORTATION: SERVICES -- 0.0%
     55,000   Omi Corp. -- 144A,
                7.63%, 12/01/13..............        55,756
     90,000   Overseas Shipholding Group,
                8.25%, 03/15/13..............        96,863
     45,000   Overseas Shipholding Group,
                8.75%, 12/01/13..............        49,556
                                               ------------
                                                    202,175
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 0.0%
$    35,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............  $     39,288
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        42,700
                                               ------------
                                                     81,988
                                               ------------
              UTILITIES: ELECTRIC -- 0.5%
    185,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       207,663
    185,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............       181,300
     50,000   Dominion Resources, Inc.,
                Series E,
                6.75%, 12/15/32..............        53,661
    290,000   DTE Energy Corp.,
                6.45%, 06/01/06..............       313,682
     85,000   Edison Mission Energy,
                7.73%, 06/15/09..............        81,388
    110,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............       112,931
     75,000   Midwest Generation LLC, Series
                A,
                8.30%, 07/02/09..............        78,284
     95,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        99,199
    275,000   Ohio Edison -- 144A,
                5.45%, 05/01/15..............       266,373
     25,000   Oncor Electric Delivery,
                6.38%, 01/15/15..............        27,233
    150,000   Oncor Electric Delivery,
                7.25%, 01/15/33..............       171,193
    160,000   Progress Energy, Inc.,
                7.00%, 10/30/31..............       171,898
    150,000   SP PowerAssets, Ltd. -- 144A,
                5.00%, 10/22/13..............       151,145
     50,000   Virginia Electric & Power,
                5.25%, 12/15/15..............        50,282
                                               ------------
                                                  1,966,232
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $47,558,090)...........    48,083,773
                                               ------------
              MUNICIPAL BONDS -- 0.4%
              CALIFORNIA -- 0.1%
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05..............       254,033
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              MUNICIPAL BONDS (CONTINUED)
              ILLINOIS -- 0.3%
$ 1,475,000   Illinois State Pension, General
                Obligation,
                5.10%, 06/01/33..............  $  1,356,218
                                               ------------
              WISCONSIN -- 0.0%
    120,000   Wisconsin State General Revenue
                Bond, Series A,
                5.70%, 05/01/26..............       121,986
                                               ------------
              TOTAL MUNICIPAL BONDS (Cost
                $1,844,613)..................     1,732,237
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.8%
  5,085,000   Bundesobligation, Series 142,
                3.00%, 04/11/08(h)...........     6,308,150
  2,625,000   Canadian Government,
                5.25%, 06/01/13(j)...........     2,125,010
  3,900,000   French Treasury Note,
                3.50%, 01/12/08..............     4,944,913
  7,695,000   Government of Sweden,
                5.00%, 01/28/09(i)...........     1,112,242
     75,000   Province of Quebec, Series A,
                7.37%, 03/06/26(g)...........        90,253
    145,000   Province of Quebec, Series
                MTNA,
                7.38%, 04/09/26..............       173,787
     90,000   Province of Quebec, Series NJ,
                7.50%, 07/15/23..............       110,736
    533,562   Republic of Colombia,
                9.75%, 04/09/11..............       608,260
    250,000   United Mexican States,
                11.38%, 09/15/16.............       355,000
    602,000   United Mexican States,
                8.13%, 12/30/19..............       674,240
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $15,378,415).................    16,502,591
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.2%
              FANNIE MAE -- 0.1%
    567,671   1.06%, 01/02/04(b).............       567,671
                                               ------------
              FREDDIE MAC -- 0.1%
    285,052   1.06%, 01/27/04(b).............       285,052
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $852,723)....................       852,723
                                               ------------
              TIME DEPOSITS -- 3.5%
  2,612,093   Bank of Montreal,
                1.06%, 01/15/04(b)...........     2,612,093
  1,140,210   Bank of Montreal,
                1.06%, 02/17/04(b)...........     1,140,210

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$ 1,425,262   Bank of Novia Scotia,
                1.08%, 03/10/04(b)...........  $  1,425,262
    855,157   Citigroup, Inc.,
                1.08%, 01/05/04(b)...........       855,157
    427,579   Citigroup, Inc.,
                1.09%, 02/06/04(b)...........       427,579
    855,157   Credit Agricole Indosuez,
                0.98%, 01/02/04(b)...........       855,157
    855,157   Credit Agricole Indosuez,
                1.08%, 01/28/04(b)...........       855,157
  1,140,210   Den Danske Bank,
                1.08%, 01/20/04(b)...........     1,140,210
  1,425,262   Royal Bank of Canada,
                1.05%, 02/27/04(b)...........     1,425,262
    712,631   Royal Bank of Scotland,
                1.08%, 01/09/04(b)...........       712,631
    285,052   Royal Bank of Scotland,
                1.08%, 01/15/04(b)...........       285,052
  2,137,893   Royal Bank of Scotland,
                1.08%, 01/20/04(b)...........     2,137,893
    712,631   Svenska Handlesbanken,
                1.08%, 02/04/04(b)...........       712,631
    285,052   Toronto Dominion Bank,
                1.10%, 01/08/04(b)...........       285,052
    427,579   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b)...........       427,579
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $15,296,925).................    15,296,925
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.7%
    285,052   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).......       285,052
    285,052   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).......       285,052

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   712,631   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).......  $    712,631
    570,105   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).......       570,105
    712,631   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).......       712,631
  1,140,210   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).......     1,140,210
  1,852,841   Morgan Stanley, Floating Rate,
                1.05%(**), 06/14/04(b).......     1,852,841
    427,579   Morgan Stanley, Floating Rate,
                1.05%(**), 06/21/04(b).......       427,579
  1,425,262   Morgan Stanley, Floating Rate,
                1.05%(**), 09/10/04(b).......     1,425,262
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $7,411,363)......     7,411,363
                                               ------------
              SHORT TERM COMMERCIAL PAPER -- 0.1%
    311,098   General Electric Capital Corp.,
                1.09%, 01/09/04(b)...........       311,098
    285,052   General Electric Capital Corp.,
                1.08%, 01/16/04(b)...........       285,052
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER (Cost $596,150)........       596,150
                                               ------------
              TOTAL SECURITIES (Cost
                $419,931,676)................   458,893,796
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 5.1%
$ 3,135,576   With Goldman Sachs Group, Inc.,
                dated 12/31/03, 1.04%, due
                01/02/04, repurchase proceeds
                at maturity $3,135,757
                (Collateralized by Archer-
                Daniels-Midland Company,
                8.88%, due 04/15/11, with a
                value of $655,307, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $643,265, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value of
                $1,022,107, Morgan Stanley,
                6.75%, due 04/15/11, with a
                value of $255,743, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $621,866)(b)........  $  3,135,576
  1,509,171   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $1,509,209
                (Collateralized by Small
                Business Administration,
                4.38%, due 08/25/14, with a
                value of $1,584,629).........     1,509,171
 17,466,394   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $17,466,831
                (Collateralized by Fannie
                Mae, 4.38%, due 03/01/33,
                with a value of $16,663,532
                and Fannie Mae Adjustable
                Rate Mortgage, 5.34%, due
                07/01/26, with a value of
                $1,676,270)..................    17,466,394
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $22,111,141)...........    22,111,141
                                               ------------
              SECURITIES SOLD SHORT -- (0.4)%
  1,300,000   Fannie Mae Gold, TBA,
                6.00%, 01/20/04..............    (1,362,156)
    600,000   Fannie Mae Gold, TBA,
                5.00%, 02/12/04..............      (590,437)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $1,944,612)........    (1,952,593)
                                               ------------
 CONTRACTS                                        VALUE
 ---------                                     ------------
              CALL OPTIONS WRITTEN -- 0.0%
  1,050,000   Fannie Mae Gold Expiring
                February 2004 @ 96.968, 5.00%
                02/05/04.....................  $     (4,431)
         30   US Treasury Note (10 Year)
                March Future, Expiring
                February 2004 @ 110, zero
                coupon, 02/21/04.............       (20,625)
                                               ------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $48,164)............       (25,056)
                                               ------------
              Total Investments -- 110.4%
                (Cost $440,050,041)..........   479,027,288
              Liabilities less other
                assets -- (10.4)%............   (44,941,456)
                                               ------------
              NET ASSETS -- 100.0%...........  $434,085,832
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $453,240,633.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $31,961,556
    Gross unrealized depreciation...........   (4,197,252)
                                              -----------
    Net unrealized appreciation.............  $27,764,304
                                              ===========

---------------

(a)  All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c) Quarterly reset provision. The rate shown was in effect at December 31, 2003.

(d)  Monthly reset provision. The rate shown was in effect at December 31, 2003.

(e)  Security is segregated as collateral for short sales and written options.

(f)  Bond is in default.

(g)  Step bond. The rate shown was in effect at December 31, 2003.

(h)  Principal amount shown for this debt security is denominated in Euros.

(i)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(j) Principal amount shown for this debt security is denominated in Canadian dollars.

(k)  Security is segregated as initial margin for futures contracts.

(l) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at December 31, 2003.

*    Non-income producing security.

**   Variable Rate Security. The rate shown was in effect at December 31, 2003.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 97.2%
              AEROSPACE AND DEFENSE -- 0.8%
     85,000   Northrop Grumman Corp.(a)....  $    8,126,000
     90,000   United Technologies Corp. ...       8,529,300
                                             --------------
                                                 16,655,300
                                             --------------
              APPAREL: MANUFACTURING -- 0.6%
    293,100   V. F. Corp. .................      12,673,644
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 1.3%
     70,000   Johnson Controls, Inc. ......       8,128,400
    142,725   Lear Corp.(a)................       8,753,324
    153,900   Magna International, Inc. --
                Class A(a).................      12,319,695
                                             --------------
                                                 29,201,419
                                             --------------
              BANKS -- 12.4%
    931,400   Bank of America Corp.(a).....      74,912,501
    850,000   Bank One Corp. ..............      38,751,500
     50,000   Commerce Bancorp, Inc.(a)....       2,634,000
    534,200   FleetBoston Financial
                Corp. .....................      23,317,830
     93,600   Golden West Financial
                Corp. .....................       9,658,584
  1,129,840   J.P. Morgan Chase & Company..      41,499,023
    397,300   National City Corp. .........      13,484,362
    386,900   Regions Financial Corp. .....      14,392,680
    560,000   Wachovia Corp. ..............      26,090,400
    540,150   Washington Mutual, Inc. .....      21,670,818
    132,800   Wells Fargo & Company........       7,820,592
                                             --------------
                                                274,232,290
                                             --------------
              BROADCAST SERVICES/MEDIA -- 5.0%
    230,000   Clear Channel Communications,
                Inc. ......................      10,770,900
    808,165   Comcast Corp. -- Class A*....      26,564,384
    365,000   Comcast Corp. -- Special
                Class A*...................      11,417,200
    878,000   Time Warner, Inc.*...........      15,795,220
    775,000   Viacom, Inc. -- Class B......      34,394,500
    315,000   Westwood One, Inc.*..........      10,776,150
                                             --------------
                                                109,718,354
                                             --------------
              BUSINESS SERVICES -- 0.7%
    400,000   First Data Corp. ............      16,436,000
                                             --------------
              CHEMICALS -- 1.3%
     25,000   Ashland, Inc. ...............       1,101,500
    328,100   Dow Chemical Company.........      13,639,117
    186,600   Eastman Chemical Company.....       7,376,298

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
     93,300   International Flavors &
                Fragrances, Inc.(a)........  $    3,258,036
     82,500   Lubrizol Corp. ..............       2,682,900
                                             --------------
                                                 28,057,851
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.9%
    750,000   Microsoft Corp. .............      20,655,000
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
  1,582,400   Hewlett-Packard Company......      36,347,728
     61,000   International Business
                Machines Corp. ............       5,653,480
                                             --------------
                                                 42,001,208
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.7%
    100,000   American Standard Companies,
                Inc.*......................      10,070,000
     98,200   Martin Marietta Materials,
                Inc. ......................       4,612,454
                                             --------------
                                                 14,682,454
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.0%
  1,014,400   Altria Group, Inc. ..........      55,203,648
    250,000   Avon Products, Inc. .........      16,872,500
    350,000   Colgate-Palmolive Company....      17,517,500
    425,000   Loews Corp. -- Carolina
                Group......................      10,727,000
    185,000   Procter & Gamble Company.....      18,477,800
    166,100   Whirlpool Corp.(a)...........      12,067,165
                                             --------------
                                                130,865,613
                                             --------------
              DISTRIBUTION -- 0.5%
    272,200   Avnet, Inc.*.................       5,895,852
    324,105   Ingram Micro, Inc. -- Class
                A*.........................       5,153,270
                                             --------------
                                                 11,049,122
                                             --------------
              ELECTRONICS -- 1.0%
    641,400   Flextronics International,
                Ltd.*(a)...................       9,518,376
  1,638,375   Solectron Corp.*.............       9,682,796
    147,600   Thomas & Betts Corp. ........       3,378,564
                                             --------------
                                                 22,579,736
                                             --------------
              FINANCIAL SERVICES -- 9.0%
  1,910,500   Citigroup, Inc. .............      92,735,670
    394,800   Fannie Mae...................      29,633,688
    192,900   Freddie Mac..................      11,249,928
    209,800   Lehman Brothers Holdings,
                Inc. ......................      16,200,756
    750,000   MBNA Corp. ..................      18,637,500

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    135,000   Merrill Lynch & Company,
                Inc.(a)....................  $    7,917,750
    361,400   Morgan Stanley...............      20,914,218
                                             --------------
                                                197,289,510
                                             --------------
              FOOD AND BEVERAGE -- 1.6%
    335,000   Anheuser-Busch Companies,
                Inc. ......................      17,647,800
    265,000   Dean Foods Company*..........       8,710,550
    195,000   PepsiCo, Inc. ...............       9,090,900
                                             --------------
                                                 35,449,250
                                             --------------
              INSURANCE -- 8.5%
    500,000   Ace, Ltd. ...................      20,710,000
    731,300   Allstate Corp. ..............      31,460,526
    707,700   American International Group,
                Inc. ......................      46,906,355
     70,800   Axis Capital Holdings,
                Ltd. ......................       2,073,024
    198,700   Chubb Corp. .................      13,531,470
    178,400   Jefferson-Pilot Corp. .......       9,035,960
    725,200   MetLife, Inc. ...............      24,417,484
     97,000   PartnerRE, Ltd. .............       5,630,850
    201,710   RenaissanceRe Holdings,
                Ltd.(a)....................       9,893,876
    270,300   Torchmark Corp. .............      12,309,462
    564,300   Travelers Property Casualty
                Corp. -- Class A...........       9,468,954
     55,079   Travelers Property Casualty
                Corp. -- Class B...........         934,691
                                             --------------
                                                186,372,652
                                             --------------
              INTERNET SERVICES -- 0.2%
    190,000   Juniper Networks, Inc.*(a)...       3,549,200
                                             --------------
              LEISURE AND RECREATION -- 0.3%
    140,000   Carnival Corp. ..............       5,562,200
     52,200   Royal Caribbean Cruises,
                Ltd.(a)....................       1,816,038
                                             --------------
                                                  7,378,238
                                             --------------
              MANUFACTURING -- 2.3%
    229,000   Cooper Industries, Ltd. --
                Class A....................      13,265,970
    228,300   Owens-Illinois, Inc.*........       2,714,487
    182,100   Parker-Hannifin Corp. .......      10,834,950
    592,950   Smurfit-Stone Container
                Corp.*.....................      11,011,082
    240,000   Textron, Inc. ...............      13,694,400
                                             --------------
                                                 51,520,889
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 3.5%
    225,000   Anthem, Inc.*(a).............  $   16,875,000
    475,000   HCA, Inc. ...................      20,406,000
    252,100   Health Management Associates,
                Inc. -- Class A(a).........       6,050,400
    750,000   Tenet Healthcare Corp.*......      12,037,500
    225,000   WellPoint Health Networks,
                Inc.*......................      21,822,750
                                             --------------
                                                 77,191,650
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.7%
    115,000   Alcon, Inc.(a)...............       6,962,100
    175,000   Johnson & Johnson............       9,040,500
                                             --------------
                                                 16,002,600
                                             --------------
              METALS AND MINING -- 0.2%
    125,000   Alcoa, Inc. .................       4,750,000
                                             --------------
              MOTOR VEHICLES -- 0.8%
    350,000   Harley-Davidson, Inc.(a).....      16,635,500
                                             --------------
              OIL, COAL AND GAS -- 11.3%
    206,500   Baker Hughes, Inc. ..........       6,641,040
    375,000   BP PLC (ADR).................      18,506,250
    319,000   ChevronTexaco Corp. .........      27,558,410
    799,400   ConocoPhillips...............      52,416,658
    125,000   Devon Energy Corp. ..........       7,157,500
  1,384,800   Exxon Mobil Corp. ...........      56,776,800
    375,000   Kerr-McGee Corp. ............      17,433,750
    250,000   Nabors Industries, Ltd.*.....      10,375,000
    152,700   Noble Corp.*.................       5,463,606
    100,000   Noble Energy, Inc.(a)........       4,443,000
    624,000   Occidental Petroleum
                Corp.(a)...................      26,357,760
    220,000   Valero Energy Corp. .........      10,194,800
    124,000   Weatherford International,
                Ltd.*......................       4,464,000
                                             --------------
                                                247,788,574
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.9%
     41,800   International Paper
                Company....................       1,801,998
    319,702   MeadWestvaco Corp. ..........       9,511,134
    119,350   Temple-Inland, Inc. .........       7,479,665
                                             --------------
                                                 18,792,797
                                             --------------
              PHARMACEUTICALS -- 5.3%
     89,000   Aventis S.A. (ADR)(a)........       5,897,140
    180,000   Bristol-Myers Squibb
                Company....................       5,148,000
    265,400   GlaxoSmithKline PLC
                (ADR)(a)...................      12,372,948
    255,000   Merck & Company, Inc. .......      11,781,000

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
  1,455,400   Pfizer, Inc. ................  $   51,419,282
    696,400   Wyeth........................      29,562,180
                                             --------------
                                                116,180,550
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.5%
     54,900   Cephalon, Inc.*(a)...........       2,657,709
    300,000   MedImmune, Inc.*.............       7,620,000
                                             --------------
                                                 10,277,709
                                             --------------
              RETAIL -- 1.3%
    215,700   Federated Department Stores,
                Inc. ......................      10,165,941
    275,000   Home Depot, Inc. ............       9,759,750
    179,678   Sears, Roebuck & Company.....       8,173,552
                                             --------------
                                                 28,099,243
                                             --------------
              RETAIL: SUPERMARKETS -- 1.4%
    479,350   Kroger Company*..............       8,872,769
    519,925   Safeway, Inc.*...............      11,391,556
    355,700   SUPERVALU, Inc. .............      10,169,463
                                             --------------
                                                 30,433,788
                                             --------------
              RUBBER PRODUCTS -- 0.2%
    193,100   Cooper Tire & Rubber
                Company....................       4,128,478
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
    292,900   Applera Corp. -- Applied
                Biosystems Group(a)........       6,065,959
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.5%
     35,960   AT&T Corp. ..................         729,988
    300,000   BellSouth Corp. .............       8,490,000
  1,690,300   Corning, Inc.*(a)............      17,629,829
  4,707,566   Nortel Networks Corp.*.......      19,913,004
  1,132,200   Qwest Communications
                International, Inc.*.......       4,891,104
    854,900   SBC Communications, Inc. ....      22,287,243
  1,679,800   Sprint Corp. (FON
                Group)(a)..................      27,582,316
    751,800   Sprint Corp. (PCS
                Group)*(a).................       4,225,116
    964,950   Tellabs, Inc.*...............       8,134,529
    820,652   Verizon Communications,
                Inc. ......................      28,788,472
                                             --------------
                                                142,671,601
                                             --------------
              TRANSPORTATION: FREIGHT -- 4.7%
  1,124,900   Burlington Northern Santa Fe
                Corp. .....................      36,390,515
    398,100   CSX Corp. ...................      14,307,714

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION: FREIGHT (CONTINUED)
    609,900   Norfolk Southern Corp. ......  $   14,424,135
    563,500   Union Pacific Corp. .........      39,151,980
                                             --------------
                                                104,274,344
                                             --------------
              UTILITIES: ELECTRIC -- 4.0%
    430,780   American Electric Power
                Company, Inc. .............      13,143,098
      9,526   Cinergy Corp. ...............         369,704
    374,800   Constellation Energy Group,
                Inc. ......................      14,677,168
     79,400   Edison International.........       1,741,242
    390,000   Entergy Corp. ...............      22,280,700
     60,000   Exelon Corp. ................       3,981,600
    497,500   PPL Corp. ...................      21,765,625
    305,800   Wisconsin Energy Corp. ......      10,229,010
                                             --------------
                                                 88,188,147
                                             --------------
              UTILITIES: GAS -- 0.6%
    447,425   Sempra Energy................      13,449,596
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $1,820,974,468)............   2,135,298,266
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.5%
  5,147,881   American Aadvantage
                Select(b)..................       5,147,881
  1,593,675   Merrill Lynch Premier
                Institutional Fund(b)......       1,593,675
  4,412,469   Merrimac Cash Fund -- Premium
                Class(b)...................       4,412,469
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $11,154,025)...............      11,154,025
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.1%
$ 1,605,213   General Electric Capital
                Corp.,
                1.09%, 01/09/04(b).........       1,605,213
  1,470,823   General Electric Capital
                Corp.,
                1.08%, 01/16/04(b).........       1,470,823
                                             --------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER (Cost $3,076,036)....       3,076,036
                                             --------------
              SHORT TERM CORPORATE NOTES -- 1.7%
  1,470,823   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).....       1,470,823
  1,470,823   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).....       1,470,823
  3,677,058   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).....       3,677,058

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 2,941,646   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).....  $    2,941,646
  3,677,058   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).....       3,677,058
  5,883,293   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).....       5,883,293
  9,560,350   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/14/04(b).....       9,560,350
  2,206,235   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/21/04(b).....       2,206,235
  7,354,116   Morgan Stanley, Floating
                Rate,
                1.05%(**), 09/10/04(b).....       7,354,116
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $38,241,402)...      38,241,402
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.2%
              FANNIE MAE -- 0.1%
  2,929,087   1.06%, 01/02/04(b)...........       2,929,087
                                             --------------
              FREDDIE MAC -- 0.1%
  1,470,823   1.06%, 01/27/04(b)...........       1,470,823
                                             --------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES (Cost
                $4,399,910)................       4,399,910
                                             --------------
              TIME DEPOSITS -- 3.6%
 13,477,964   Bank of Montreal,
                1.06%, 01/15/04(b).........      13,477,964
  5,883,293   Bank of Montreal,
                1.06%, 02/17/04(b).........       5,883,293
  7,354,116   Bank of Novia Scotia,
                1.08%, 03/10/04(b).........       7,354,116
  4,412,469   Citigroup, Inc.,
                1.08%, 01/05/04(b).........       4,412,469
  2,206,235   Citigroup, Inc.,
                1.09%, 02/06/04(b).........       2,206,235
  4,412,469   Credit Agricole Indosuez,
                0.98%, 01/02/04(b).........       4,412,469
  4,412,469   Credit Agricole Indosuez,
                1.08%, 01/28/04(b).........       4,412,469
  5,883,293   Den Danske Bank,
                1.08%, 01/20/04(b).........       5,883,293
  7,354,116   Royal Bank of Canada,
                1.05%, 02/27/04(b).........       7,354,116

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 3,677,058   Royal Bank of Scotland,
                1.08%, 01/09/04(b).........  $    3,677,058
  1,470,823   Royal Bank of Scotland,
                1.08%, 01/15/04(b).........       1,470,823
 11,031,174   Royal Bank of Scotland,
                1.08%, 01/20/04(b).........      11,031,174
  3,677,058   Svenska Handlesbanken,
                1.08%, 02/04/04(b).........       3,677,058
  1,470,823   Toronto Dominion Bank,
                1.10%, 01/08/04(b).........       1,470,823
  2,206,235   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b).........       2,206,235
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $78,929,595)...............      78,929,595
                                             --------------
              TOTAL SECURITIES (Cost
                $1,956,775,436)............   2,271,099,234
                                             --------------
              REPURCHASE AGREEMENTS -- 3.5%
 16,179,055   With Goldman Sachs Group,
                Inc., dated 12/31/03,
                1.04%, due 01/02/04,
                repurchase proceeds at
                maturity $16,179,990
                (Collateralized by
                Archer-Daniels-Midland
                Company, 8.88%, due
                04/15/11, with a value of
                $3,381,277, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $3,319,138, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value
                of $5,273,903, Morgan
                Stanley, 6.75%, due
                04/15/11, with a value of
                $1,319,591, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $3,208,727)(b)....      16,179,055
 28,963,894   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $28,964,618
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 3.981%, due
                03/01/33, with a value of
                $24,497,893 and Small
                Business Administration,
                4.38%, due 07/25/15, with a
                value of $5,914,196).......      28,963,894

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$32,088,868   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $32,089,670
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 4.60%, due
                02/01/33, with a value of
                $25,342,404 and Fannie Mae
                Adjustable Rate Mortgage,
                5.11%, due 06/01/32, with a
                value of $8,350,908).......  $   32,088,868
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $77,231,817).........      77,231,817
                                             --------------
              Total Investments -- 106.8%
                (Cost $2,034,007,253)......   2,348,331,051
              Liabilities less other
                assets -- (6.8)%...........    (150,245,316)
                                             --------------
              NET ASSETS -- 100.0%.........  $2,198,085,735
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $2,046,600,509.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $343,975,506
    Gross unrealized depreciation..........   (42,244,964)
                                             ------------
    Net unrealized appreciation............  $301,730,542
                                             ============

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned

(ADR) American Depository Receipt.

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS -- 98.6%
             ADVERTISING -- 0.2%
    23,300   Interpublic Group of
               Companies, Inc.*(a).........  $      363,480
    15,100   Omnicom Group, Inc. ..........       1,318,683
                                             --------------
                                                  1,682,163
                                             --------------
             AEROSPACE AND DEFENSE -- 3.6%
    41,550   Boeing Company................       1,750,917
    15,450   General Dynamics Corp. .......       1,396,526
     4,100   Goodrich Corp. ...............         121,729
   451,100   Lockheed Martin Corp. ........      23,186,540
   129,900   United Technologies Corp. ....      12,310,623
                                             --------------
                                                 38,766,335
                                             --------------
             AGRICULTURE -- 0.1%
    20,600   Monsanto Company..............         592,868
                                             --------------
             AIRLINES -- 0.0%
    15,650   Southwest Airlines Company....         252,591
                                             --------------
             APPAREL: MANUFACTURING -- 0.2%
    10,450   Jones Apparel Group, Inc. ....         368,154
     4,900   Liz Claiborne, Inc. ..........         173,754
    29,050   Nike, Inc. -- Class B.........       1,988,763
     3,200   Reebok International,
               Ltd.(a).....................         125,824
                                             --------------
                                                  2,656,495
                                             --------------
             APPAREL: RETAIL -- 0.3%
    31,000   Limited Brands................         558,930
   101,600   The Gap, Inc.(a)..............       2,358,136
                                             --------------
                                                  2,917,066
                                             --------------
             AUTOMOBILE: RETAIL -- 0.0%
    20,200   AutoNation, Inc.*.............         371,074
                                             --------------
             AUTOMOBILES -- 0.2%
    43,950   General Motors Corp.(a).......       2,346,930
                                             --------------
             AUTOMOTIVE EQUIPMENT -- 0.0%
     4,100   Johnson Controls, Inc. .......         476,092
                                             --------------
             BANKS -- 9.9%
    22,850   AmSouth Bancorp...............         559,825
   315,991   Bank of America Corp.(a)......      25,415,155
    37,500   Bank of New York Company,
               Inc. .......................       1,242,000
    55,300   Bank One Corp. ...............       2,521,127
    10,700   BB &T Corp. ..................         413,448
    10,908   Charter One Financial,
               Inc. .......................         376,871
     5,500   First Tennessee National
               Corp.(a)....................         242,550
    50,050   FleetBoston Financial
               Corp. ......................       2,184,683

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
     7,950   Golden West Financial
               Corp. ......................  $      820,361
    10,300   Huntington Bancshares,
               Inc. .......................         231,750
   180,700   J.P. Morgan Chase & Company...       6,637,111
    21,500   KeyCorp.......................         630,380
     9,600   Marshall & Ilsley Corp. ......         367,200
   430,550   Mellon Financial Corp. .......      13,824,960
    30,600   National City Corp. ..........       1,038,564
     7,250   North Fork Bancorp, Inc. .....         293,408
     9,900   Northern Trust Corp. .........         459,558
    13,400   PNC Financial Services
               Group.......................         733,382
    10,800   Regions Financial Corp. ......         401,760
    25,750   SouthTrust Corp. .............         842,798
   270,650   State Street Corp. ...........      14,095,451
    13,600   SunTrust Banks, Inc. .........         972,400
    87,900   U.S. Bancorp..................       2,617,662
    11,050   Union Planters Corp. .........         347,965
   454,150   Wachovia Corp. ...............      21,158,848
    45,100   Washington Mutual, Inc. ......       1,809,412
    81,950   Wells Fargo & Company.........       4,826,036
     5,300   Zions Bancorp.................         325,049
                                             --------------
                                                105,389,714
                                             --------------
             BROADCAST SERVICES/MEDIA -- 5.6%
   109,800   Comcast Corp. -- Class A*.....       3,609,126
    56,900   Delphi Corp. .................         580,949
   159,250   Gannett Company, Inc. ........      14,198,730
   905,157   Hughes Electronics Corp.*.....      14,980,347
    14,550   McGraw-Hill Companies,
               Inc. .......................       1,017,336
     5,700   Meredith Corp. ...............         278,217
   217,950   Time Warner, Inc.*............       3,920,921
   335,350   Tribune Company(a)............      17,304,059
    34,150   Viacom, Inc. -- Class B.......       1,515,577
    97,650   Walt Disney Company...........       2,278,175
                                             --------------
                                                 59,683,437
                                             --------------
             BUSINESS SERVICES -- 1.0%
   120,800   Cintas Corp.(a)...............       6,055,704
    22,750   Concord EFS, Inc.*............         337,610
     9,100   Convergys Corp.*..............         158,886
    13,000   Ecolab, Inc. .................         355,810
    35,700   First Data Corp.(a)...........       1,466,913
     8,650   Fiserv, Inc.*.................         341,762
     4,800   Moody's Corp. ................         290,640

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             BUSINESS SERVICES (CONTINUED)
    29,350   Paychex, Inc. ................  $    1,091,820
    14,850   Robert Half International,
               Inc.*.......................         346,599
                                             --------------
                                                 10,445,744
                                             --------------
             CHEMICALS -- 3.8%
    11,200   Air Products and Chemicals,
               Inc. .......................         591,696
    44,050   Dow Chemical Company..........       1,831,159
   394,200   E. I. du Pont de Nemours and
               Company.....................      18,089,837
    10,800   Engelhard Corp. ..............         323,460
     8,200   International Flavors &
               Fragrances, Inc. ...........         286,344
   281,950   PPG Industries, Inc. .........      18,050,439
    17,000   Praxair, Inc. ................         649,400
    11,750   Rohm And Haas Company.........         501,843
     4,150   Sigma-Aldrich Corp.(a)........         237,297
                                             --------------
                                                 40,561,475
                                             --------------
             COMMERCIAL SERVICES -- 1.9%
   889,990   Cendant Corp.*(a).............      19,820,077
                                             --------------
             COMPUTER SOFTWARE AND SERVICES -- 6.3%
   262,350   Adobe Systems, Inc.(a)........      10,310,354
     2,200   Autodesk, Inc. ...............          54,076
    28,900   Automatic Data Processing,
               Inc. .......................       1,144,729
   426,400   BEA Systems, Inc.*(a).........       5,244,720
    10,750   BMC Software, Inc.*...........         200,488
    19,500   Citrix Systems, Inc.*.........         413,595
    45,250   Computer Associates
               International, Inc.(a)......       1,237,135
     9,150   Computer Sciences Corp.*......         404,705
    45,800   Compuware Corp.*..............         276,632
    14,000   Electronic Arts, Inc.*........         668,920
    22,400   Electronic Data Systems
               Corp.(a)....................         549,696
    11,800   Intuit, Inc.*.................         624,338
     3,650   Mercury Interactive
               Corp.*(a)...................         177,536
 1,203,800   Microsoft Corp. ..............      33,152,651
     6,350   NVIDIA Corp.*(a)..............         147,638
   251,350   Oracle Corp.*.................       3,317,820
    14,600   PeopleSoft, Inc.*.............         332,880
    55,500   Siebel Systems, Inc.*.........         769,785
    12,850   SunGard Data Systems, Inc.*...         356,074
    18,450   Unisys Corp.*.................         273,983
   184,700   VERITAS Software Corp.*.......       6,863,451
                                             --------------
                                                 66,521,206
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
    29,250   Apple Computer, Inc.*.........  $      625,073
   125,100   Dell, Inc.*...................       4,248,396
   242,000   EMC Corp.*....................       3,126,640
    36,350   Gateway, Inc.*................         167,210
   145,261   Hewlett-Packard Company.......       3,336,645
    84,600   International Business
               Machines Corp. .............       7,840,727
    12,600   Lexmark International Group,
               Inc.*.......................         990,864
    35,050   Network Appliance, Inc.*(a)...         719,577
    10,900   Pitney Bowes, Inc. ...........         442,758
   308,000   Seagate Technology*...........       5,821,200
   143,450   Sun Microsystems, Inc.*.......         644,091
    33,650   Xerox Corp.*(a)...............         464,370
                                             --------------
                                                 28,427,551
                                             --------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 0.8%
    66,850   American Standard Companies,
               Inc.*.......................       6,731,794
     3,150   Centex Corp.(a)...............         339,098
     3,800   KB Home.......................         275,576
    22,050   Masco Corp. ..................         604,391
     3,100   Pulte Homes, Inc. ............         290,222
     5,100   Vulcan Materials Company......         242,607
                                             --------------
                                                  8,483,688
                                             --------------
             CONSUMER GOODS AND SERVICES -- 7.0%
     2,300   Alberto-Culver Company --
               Class B.....................         145,084
    99,750   Altria Group, Inc. ...........       5,428,395
    11,200   Avon Products, Inc. ..........         755,888
   333,550   Clorox Company................      16,197,187
    25,650   Colgate-Palmolive Company.....       1,283,783
    13,800   Eastman Kodak Company(a)......         354,246
   191,000   Estee Lauder Companies,
               Inc. -- Class A.............       7,498,660
    13,950   FedEx Corp. ..................         941,625
    11,200   Fortune Brands, Inc. .........         800,688
   491,350   General Electric Company......      15,222,022
   114,400   Gillette Company..............       4,201,912
    39,800   Kimberly-Clark Corp. .........       2,351,782
     9,450   Leggett & Platt, Inc. ........         204,404
   545,000   Newell Rubbermaid, Inc.(a)....      12,409,650
    63,700   Procter & Gamble Company......       6,362,356
     4,400   R.J. Reynolds Tobacco
               Holdings, Inc. .............         255,860

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             CONSUMER GOODS AND SERVICES (CONTINUED)
     7,800   Sherwin-Williams Company......  $      270,972
     3,550   Whirlpool Corp. ..............         257,908
                                             --------------
                                                 74,942,422
                                             --------------
             CONTAINERS AND PACKAGING -- 0.1%
     5,600   Ball Corp. ...................         333,592
     5,100   Bemis Company, Inc. ..........         255,000
     7,300   Pactiv Corp.*.................         174,470
     8,800   Sealed Air Corp.*.............         476,432
                                             --------------
                                                  1,239,494
                                             --------------
             DISTRIBUTION -- 0.0%
     4,750   W.W. Grainger, Inc. ..........         225,103
                                             --------------
             EDUCATION -- 0.1%
     8,250   Apollo Group, Inc. -- Class
               A*..........................         561,000
                                             --------------
             ELECTRONICS -- 0.8%
    99,432   Emerson Electric Company......       6,438,222
    12,300   Jabil Circuit, Inc.*..........         348,090
     8,000   Molex, Inc. ..................         279,120
    14,700   Rockwell Collins, Inc. .......         441,441
    55,800   Sanmina-SCI Corp.*............         703,638
    37,800   Solectron Corp.*..............         223,398
                                             --------------
                                                  8,433,909
                                             --------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
    16,000   Allied Waste Industries,
               Inc.*(a)....................         222,080
    27,350   Waste Management, Inc. .......         809,560
                                             --------------
                                                  1,031,640
                                             --------------
             FINANCIAL SERVICES -- 6.5%
    63,700   American Express Company......       3,072,251
     7,450   Bear Stearns Companies,
               Inc. .......................         595,628
    25,700   Capital One Financial
               Corp.(a)....................       1,575,153
    64,450   Charles Schwab Corp. .........         763,088
   526,559   Citigroup, Inc. ..............      25,559,173
    20,066   Countrywide Financial
               Corp. ......................       1,522,006
     3,300   Deluxe Corp. .................         136,389
    14,000   Equifax, Inc.(a)..............         343,000
    45,600   Fannie Mae....................       3,422,736
    11,850   Franklin Resources, Inc. .....         616,911
    32,550   Freddie Mac...................       1,898,316
    22,100   Goldman Sachs Group,
               Inc.(a).....................       2,181,933
    14,200   H &R Block, Inc. .............         786,254
    21,350   Lehman Brothers Holdings,
               Inc. .......................       1,648,647
    62,625   MBNA Corp. ...................       1,556,231

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
    91,400   Merrill Lynch & Company,
               Inc. .......................  $    5,360,610
    78,150   Morgan Stanley................       4,522,541
    14,650   Providian Financial Corp.*....         170,526
   285,200   Prudential Financial, Inc. ...      11,912,803
    21,500   SLM Corp. ....................         810,120
     6,650   T. Rowe Price Group, Inc. ....         315,277
                                             --------------
                                                 68,769,593
                                             --------------
             FOOD AND BEVERAGE -- 1.9%
    41,250   Anheuser-Busch Companies,
               Inc. .......................       2,173,050
    29,955   Archer-Daniels-Midland
               Company.....................         455,915
     3,000   Brown-Forman Corp. -- Class
               B...........................         280,350
    20,400   Campbell Soup Company.........         546,720
   117,250   Coca-Cola Company.............       5,950,437
     8,500   Coca-Cola Enterprises,
               Inc. .......................         185,895
    43,600   ConAgra Foods, Inc. ..........       1,150,604
    19,300   General Mills, Inc.(a)........         874,290
    17,200   H.J. Heinz Company............         626,596
     2,450   Hershey Foods Corp. ..........         188,626
    18,000   Kellogg Company...............         685,440
     6,600   McCormick & Company, Inc. ....         198,660
    18,800   Pepsi Bottling Group, Inc. ...         454,584
    84,100   PepsiCo, Inc. ................       3,920,742
    36,100   Sara Lee Corp. ...............         783,731
    31,200   Sysco Corp. ..................       1,161,576
    10,800   Wm. Wrigley Jr. Company(a)....         607,068
                                             --------------
                                                 20,244,284
                                             --------------
             INSURANCE -- 4.7%
    13,350   Ace, Ltd. ....................         552,957
     7,550   Aetna, Inc. ..................         510,229
    24,100   AFLAC, Inc. ..................         871,938
    33,700   Allstate Corp. ...............       1,449,773
     5,100   Ambac Financial Group,
               Inc. .......................         353,889
   127,500   American International Group,
               Inc. .......................       8,450,699
    14,900   Aon Corp. ....................         356,706
   162,800   Chubb Corp. ..................      11,086,679
    15,800   CIGNA Corp. ..................         908,500
     3,150   Cincinnati Financial Corp. ...         131,922
   284,450   Hartford Financial Services
               Group, Inc. ................      16,791,083
    15,850   Humana, Inc.*.................         362,173
     7,800   Jefferson-Pilot Corp. ........         395,070

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
    14,700   John Hancock Financial
               Services, Inc. .............  $      551,250
     8,350   Lincoln National Corp. .......         337,090
    10,250   Marsh & McLennan Companies,
               Inc. .......................         490,873
     7,150   MBIA, Inc. ...................         423,495
    37,150   MetLife, Inc. ................       1,250,841
     5,050   MGIC Investment Corp. ........         287,547
    16,400   Principal Financial Group,
               Inc. .......................         542,348
    17,300   Progressive Corp. ............       1,446,107
     7,050   SAFECO Corp. .................         274,457
    11,200   St. Paul Companies, Inc. .....         444,080
     5,750   Torchmark Corp. ..............         261,855
    50,173   Travelers Property Casualty
               Corp. -- Class B............         851,436
     6,750   XL Capital, Ltd. -- Class A...         523,463
                                             --------------
                                                 49,906,460
                                             --------------
             INTERNET SERVICES -- 1.8%
   342,750   Cisco Systems, Inc.*..........       8,325,397
    31,500   eBay, Inc.*...................       2,034,585
   302,500   Monster Worldwide, Inc.*(a)...       6,642,900
    15,750   Novell, Inc.*.................         165,690
    23,350   Symantec Corp.*(a)............         809,078
    31,500   YAHOO!, Inc.*.................       1,422,855
                                             --------------
                                                 19,400,505
                                             --------------
             LEISURE AND RECREATION -- 0.2%
     5,600   Brunswick Corp. ..............         178,248
    12,000   Carnival Corp. ...............         476,760
     4,800   Harrah's Entertainment,
               Inc. .......................         238,896
    19,550   Hilton Hotels Corp. ..........         334,892
    17,500   International Game
               Technology..................         624,749
     4,650   Marriott International,
               Inc. -- Class A.............         214,830
     9,350   Starwood Hotels & Resorts.....         336,320
                                             --------------
                                                  2,404,695
                                             --------------
             MACHINERY -- 0.4%
    16,200   Caterpillar, Inc. ............       1,344,924
    26,550   Deere & Company...............       1,727,077
     9,650   Dover Corp. ..................         383,588
     8,200   Ingersoll-Rand Company --
               Class A(a)..................         556,616
    16,850   Rockwell Automation, Inc. ....         599,860
                                             --------------
                                                  4,612,065
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             MANUFACTURING -- 2.9%
    74,000   3M Company....................  $    6,292,219
     7,150   Cooper Industries,
               Ltd. -- Class A.............         414,200
    11,750   Danaher Corp.(a)..............       1,078,063
     3,000   Eaton Corp. ..................         323,940
    41,850   Honeywell International,
               Inc. .......................       1,399,046
   214,250   Illinois Tool Works,
               Inc.(a).....................      17,977,717
     4,350   ITT Industries, Inc. .........         322,814
     6,100   Parker-Hannifin Corp. ........         362,950
     7,650   Textron, Inc. ................         436,509
    92,700   Tyco International, Ltd.(a)...       2,456,550
                                             --------------
                                                 31,064,008
                                             --------------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.1%
    10,500   Anthem, Inc.*(a)..............         787,500
     4,250   Express Scripts, Inc.*(a).....         282,328
    30,250   IMS Health, Inc.(a)...........         752,015
     5,900   McKesson Corp. ...............         189,744
    16,166   Medco Health Solutions,
               Inc.*.......................         549,482
   305,400   UnitedHealth Group, Inc. .....      17,768,172
    17,000   WellPoint Health Networks,
               Inc.*.......................       1,648,830
                                             --------------
                                                 21,978,071
                                             --------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 4.9%
     6,300   Allergan, Inc. ...............         483,903
    31,250   Baxter International, Inc. ...         953,750
    13,950   Becton, Dickinson and
               Company.....................         573,903
   390,000   Biomet, Inc.(a)...............      14,199,900
    64,750   Boston Scientific Corp.*......       2,380,210
     2,400   C. R. Bard, Inc. .............         195,000
     9,950   Genzyme Corp.*................         490,933
    34,600   Guidant Corp. ................       2,082,920
   145,300   Johnson & Johnson.............       7,506,198
   434,607   Medtronic, Inc. ..............      21,126,245
     8,000   St. Jude Medical, Inc.*.......         490,800
     9,100   Stryker Corp. ................         773,591
     9,550   Zimmer Holdings, Inc.*........         672,320
                                             --------------
                                                 51,929,673
                                             --------------
             METALS AND MINING -- 0.3%
    39,900   Alcoa, Inc. ..................       1,516,199
     8,550   Freeport-McMoRan Copper &
               Gold, Inc. -- Class B.......         360,212
    19,500   Newmont Mining Corp. .........         947,895
     5,250   Phelps Dodge Corp.*(a)........         399,473
                                             --------------
                                                  3,223,779
                                             --------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             MOTOR VEHICLES -- 0.5%
   206,600   Ford Motor Company(a).........  $    3,305,600
    14,700   Harley-Davidson, Inc.(a)......         698,691
    13,425   PACCAR, Inc. .................       1,142,736
                                             --------------
                                                  5,147,027
                                             --------------
             OIL AND GAS: PIPELINES -- 0.1%
     6,600   Kinder Morgan, Inc. ..........         390,060
    32,100   Williams Companies, Inc. .....         315,222
                                             --------------
                                                    705,282
                                             --------------
             OIL, COAL AND GAS -- 4.5%
     6,450   Amerada Hess Corp. ...........         342,947
    12,050   Anadarko Petroleum Corp. .....         614,671
     3,200   Apache Corp. .................         259,520
     7,150   BJ Services Company*..........         256,685
    10,600   Burlington Resources, Inc. ...         587,028
    73,600   ChevronTexaco Corp. ..........       6,358,304
    53,512   ConocoPhillips................       3,508,782
   140,900   Devon Energy Corp. ...........       8,067,933
     2,250   EOG Resources, Inc. ..........         103,883
   578,900   Exxon Mobil Corp. ............      23,734,899
     8,600   Halliburton Company...........         223,600
     4,500   Kerr-McGee Corp. .............         209,205
    15,600   Marathon Oil Corp. ...........         516,204
     7,300   Nabors Industries, Ltd.*......         302,950
     2,900   Noble Corp.*..................         103,762
    42,100   Occidental Petroleum Corp. ...       1,778,304
     9,700   Sunoco, Inc. .................         496,155
     5,850   Transocean, Inc.*.............         140,459
    16,100   Unocal Corp. .................         592,963
                                             --------------
                                                 48,198,254
                                             --------------
             PAPER AND FOREST PRODUCTS -- 0.9%
     2,800   Boise Cascade Corp. ..........          92,008
    19,650   Georgia-Pacific Corp.(a)......         602,666
   180,650   International Paper Company...       7,787,821
    12,200   Louisiana-Pacific Corp.*......         218,136
     9,000   MeadWestvaco Corp. ...........         267,750
    10,800   Weyerhauser Company...........         691,200
                                             --------------
                                                  9,659,581
                                             --------------
             PHARMACEUTICALS -- 6.4%
   497,400   Abbott Laboratories...........      23,178,840
    39,950   Bristol-Myers Squibb
               Company.....................       1,142,570
   156,850   Eli Lilly and Company.........      11,031,261
     7,050   Forest Laboratories, Inc.*....         435,690

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS (CONTINUED)
    18,900   King Pharmaceuticals, Inc.*...  $      288,414
   108,100   Merck & Company, Inc. ........       4,994,220
   659,443   Pfizer, Inc. .................      23,298,120
     5,900   Watson Pharmaceuticals,
               Inc.*.......................         271,400
    68,500   Wyeth.........................       2,907,825
                                             --------------
                                                 67,548,340
                                             --------------
             PRINTING AND PUBLISHING -- 0.1%
     1,650   Knight-Ridder, Inc. ..........         127,661
     7,100   New York Times Company --
               Class A.....................         339,309
     5,900   R.R. Donnelley & Sons
               Company(a)..................         177,885
                                             --------------
                                                    644,855
                                             --------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    18,700   Equity Office Properties
               Trust.......................         535,755
    14,050   Equity Residential............         414,616
     8,800   Simon Property Group, Inc. ...         407,792
                                             --------------
                                                  1,358,163
                                             --------------
             RESEARCH AND DEVELOPMENT -- 0.5%
    63,644   Amgen, Inc.*..................       3,933,199
     6,250   Biogen Idec, Inc.*............         229,875
     9,050   Chiron Corp.*.................         515,760
     4,800   MedImmune, Inc.*..............         121,920
                                             --------------
                                                  4,800,754
                                             --------------
             RETAIL -- 6.5%
    23,950   Bed Bath & Beyond, Inc.*......       1,038,233
    34,350   Best Buy Company, Inc. .......       1,794,444
     6,500   Big Lots, Inc.*...............          92,365
    36,200   Costco Wholesale Corp.*.......       1,345,916
   497,150   CVS Corp. ....................      17,957,057
    24,050   Dollar General Corp. .........         504,810
     8,750   Family Dollar Stores, Inc. ...         313,950
   408,500   Federated Department Stores,
               Inc. .......................      19,252,604
   199,300   Home Depot, Inc. .............       7,073,156
     5,350   J.C. Penney Company,
               Inc.(a).....................         140,598
    37,350   Lowe's Companies, Inc. .......       2,068,817
    14,700   May Department Stores
               Company(a)..................         427,329
     6,950   Nordstrom, Inc.(a)............         238,385
    15,050   Office Depot, Inc.*(a)........         251,486
    16,650   RadioShack Corp. .............         510,822
    14,150   Sears, Roebuck & Company......         643,684

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
    54,300   Staples, Inc.*(a).............  $    1,482,390
     6,950   Tiffany & Company.............         314,140
    10,000   TJX Companies, Inc. ..........         220,500
    17,750   Toys "R" Us, Inc.*(a).........         224,360
   211,450   Wal-Mart Stores, Inc. ........      11,217,422
    49,300   Walgreen Company..............       1,793,534
                                             --------------
                                                 68,906,002
                                             --------------
             RETAIL: RESTAURANTS -- 0.6%
     8,500   Darden Restaurants, Inc.(a)...         178,840
   144,200   McDonald's Corp. .............       3,580,486
    44,650   Starbucks Corp.*..............       1,476,129
    14,000   Wendy's International,
               Inc. .......................         549,360
    22,500   YUM! Brands, Inc.*............         774,000
                                             --------------
                                                  6,558,815
                                             --------------
             RETAIL: SUPERMARKETS -- 0.1%
    34,850   Kroger Company*(a)............         645,073
     8,550   Safeway, Inc.*................         187,331
    12,950   SUPERVALU, Inc. ..............         370,241
     8,000   Winn-Dixie Stores, Inc.(a)....          79,600
                                             --------------
                                                  1,282,245
                                             --------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
    22,050   Agilent Technologies, Inc.*...         644,741
    11,250   Applera Corp. -- Applied
               Biosystems Group............         232,988
     6,700   Pall Corp. ...................         179,761
    12,850   PerkinElmer, Inc. ............         219,350
     8,900   Thermo Electron Corp.*........         224,280
                                             --------------
                                                  1,501,120
                                             --------------
             SEMICONDUCTORS -- 3.6%
    45,000   Altera Corp.*.................       1,021,500
    19,650   Analog Devices, Inc.*.........         897,023
   126,850   Applied Materials, Inc.*......       2,847,783
     5,900   Broadcom Corp. -- Class A*....         201,131
   809,825   Intel Corp. ..................      26,076,364
    15,100   Linear Technology Corp. ......         635,257
    10,400   LSI Logic Corp.*..............          92,248
    36,400   Maxim Integrated Products,
               Inc. .......................       1,812,720
     8,300   National Semiconductor
               Corp.*......................         327,103
     7,200   Novellus Systems, Inc.*.......         302,760
     4,500   QLogic Corp.*.................         232,200

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS (CONTINUED)
     9,800   Teradyne, Inc.*...............  $      249,410
    83,750   Texas Instruments, Inc. ......       2,460,575
    18,000   Xilinx, Inc.*.................         697,320
                                             --------------
                                                 37,853,394
                                             --------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 2.4%
    14,500   ALLTEL Corp. .................         675,410
    30,630   AT&T Corp. ...................         621,789
    51,700   AT&T Wireless Services,
               Inc.*.......................         413,083
    36,400   Avaya, Inc.*..................         471,016
   139,300   BellSouth Corp. ..............       3,942,190
     7,450   CenturyTel, Inc. .............         243,019
    34,100   CIENA Corp.*..................         226,424
    24,250   Comverse Technology, Inc.*....         426,558
    53,900   Corning, Inc.*(a).............         562,177
   193,500   Lucent Technologies, Inc.*....         549,540
   112,000   Motorola, Inc. ...............       1,575,840
   121,950   Nextel Communications, Inc. --
               Class A*....................       3,421,917
    38,400   QUALCOMM, Inc. ...............       2,070,912
   163,100   SBC Communications, Inc. .....       4,252,017
    13,350   Scientific-Atlanta, Inc. .....         364,455
    44,100   Sprint Corp. (FON Group)(a)...         724,122
    12,100   Symbol Technologies, Inc. ....         204,369
    21,150   Tellabs, Inc.*................         178,295
   130,750   Verizon Communications,
               Inc. .......................       4,586,709
                                             --------------
                                                 25,509,842
                                             --------------
             TOOLS -- 0.0%
     6,400   Black & Decker Corp. .........         315,648
     1,800   Snap-on, Inc. ................          58,032
     3,750   Stanley Works.................         142,013
                                             --------------
                                                    515,693
                                             --------------
             TOYS -- 0.1%
    22,050   Hasbro, Inc. .................         469,224
    35,850   Mattel, Inc. .................         690,830
                                             --------------
                                                  1,160,054
                                             --------------
             TRANSPORTATION -- 0.4%
    54,950   United Parcel Service, Inc. --
               Class B.....................       4,096,523
                                             --------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION: FREIGHT -- 0.1%
    17,750   Burlington Northern Santa Fe
               Corp. ......................  $      574,213
     4,750   Union Pacific Corp. ..........         330,030
                                             --------------
                                                    904,243
                                             --------------
             TRANSPORTATION: SERVICES -- 0.0%
     3,400   Ryder System, Inc. ...........         116,110
                                             --------------
             UTILITIES: ELECTRIC -- 1.1%
    70,100   Aes Corp.*....................         661,744
     8,350   Ameren Corp. .................         384,100
    17,550   American Electric Power
               Company, Inc. ..............         535,451
     9,900   American Power Conversion
               Corp.(a)....................         242,055
    15,000   CenterPoint Energy, Inc. .....         145,350
    13,200   Cinergy Corp. ................         512,292
     4,500   Consolidated Edison, Inc. ....         193,545
    15,500   Constellation Energy Group,
               Inc. .......................         606,980
     6,700   Dominion Resources, Inc. .....         427,661
    17,900   Duke Energy Corp. ............         366,055
    37,050   Edison International..........         812,506
    10,350   Entergy Corp. ................         591,296
    15,850   Exelon Corp. .................       1,051,805
    15,700   FirstEnergy Corp. ............         552,640
     8,700   FPL Group, Inc. ..............         569,154
    20,150   PG&E Corp.*...................         559,566
    12,350   PPL Corp. ....................         540,313
    11,750   Progress Energy, Inc. ........         531,805
    10,500   Public Service Enterprise
               Group, Inc. ................         459,900
    38,850   Southern Company..............       1,175,212
    24,300   TXU Corp. ....................         576,396
    19,750   Xcel Energy, Inc. ............         335,355
                                             --------------
                                                 11,831,181
                                             --------------
             UTILITIES: GAS -- 0.1%
     7,200   KeySpan Corp. ................         264,960
    10,200   NiSource, Inc. ...............         223,788
     1,700   Peoples Energy Corp.(a).......          71,468
    17,100   Sempra Energy.................         514,026
                                             --------------
                                                  1,074,242
                                             --------------
             TOTAL COMMON STOCKS
               (Cost $920,792,152).........   1,048,732,927
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
             REGULATED INVESTMENT COMPANIES -- 0.4%
 2,003,233   American Aadvantage
               Select(b)...................  $    2,003,233
   620,158   Merrill Lynch Premier
               Institutional Fund(b).......         620,158
 1,717,056   Merrimac Cash Fund -- Premium
               Class(b)....................       1,717,056
                                             --------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $4,340,447)...........       4,340,447
                                             --------------
PRINCIPAL
---------
             SHORT TERM COMMERCIAL PAPER -- 0.1%
$  624,649   General Electric Capital
               Corp.,
               1.09%, 01/09/04(b)..........         624,649
   572,352   General Electric Capital
               Corp.,
               1.08%, 01/16/04(b)..........         572,352
                                             --------------
             TOTAL SHORT TERM COMMERCIAL
               PAPER
               (Cost $1,197,001)...........       1,197,001
                                             --------------
             SHORT TERM CORPORATE NOTES -- 1.4%
   572,352   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 06/10/04(b)......         572,352
   572,352   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 09/08/04(b)......         572,352
 1,430,880   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.01%(**), 11/04/04(b)......       1,430,880
 1,144,704   Fleet National Bank, Floating
               Rate,
               1.00%(**), 01/21/04(b)......       1,144,704
 1,430,880   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.06%(**), 01/05/04(b)......       1,430,880
 2,289,409   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.04%(**), 01/30/04(b)......       2,289,409
 3,720,289   Morgan Stanley, Floating Rate,
               1.05%(**), 06/14/04(b)......       3,720,289
   858,528   Morgan Stanley, Floating Rate,
               1.05%(**), 06/21/04(b)......         858,528
 2,861,761   Morgan Stanley, Floating Rate,
               1.05%(**), 09/10/04(b)......       2,861,761
                                             --------------
             TOTAL SHORT TERM CORPORATE
               NOTES
               (Cost $14,881,155)..........      14,881,155
                                             --------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                        VALUE
---------                                    --------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 0.2%
             FANNIE MAE -- 0.1%
$1,139,817   1.06%, 01/02/04(b)............  $    1,139,817
                                             --------------
             FREDDIE MAC -- 0.1%
   572,352   1.06%, 01/27/04(b)............         572,352
                                             --------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES (Cost
               $1,712,169).................       1,712,169
                                             --------------
             SHORT TERM US TREASURY SECURITY -- 0.0%
   135,000   United States Treasury Bill,
               0.85%, 03/25/04(c) (Cost
               $134,733)...................         134,733
                                             --------------
             TIME DEPOSITS -- 2.9%
 5,244,779   Bank of Montreal,
               1.06%, 01/15/04(b)..........       5,244,779
 2,289,409   Bank of Montreal,
               1.06%, 02/17/04(b)..........       2,289,409
 2,861,761   Bank of Novia Scotia,
               1.08%, 03/10/04(b)..........       2,861,761
 1,717,057   Citigroup, Inc.,
               1.08%, 01/05/04(b)..........       1,717,057
   858,528   Citigroup, Inc.,
               1.09%, 02/06/04(b)..........         858,528
 1,717,056   Credit Agricole Indosuez,
               0.98%, 01/02/04(b)..........       1,717,056
 1,717,056   Credit Agricole Indosuez,
               1.08%, 01/28/04(b)..........       1,717,056
 2,289,409   Den Danske Bank,
               1.08%, 01/20/04(b)..........       2,289,409
 2,861,761   Royal Bank of Canada,
               1.05%, 02/27/04(b)..........       2,861,761
 1,430,880   Royal Bank of Scotland,
               1.08%, 01/09/04(b)..........       1,430,880
   572,352   Royal Bank of Scotland,
               1.08%, 01/15/04(b)..........         572,352
 4,292,641   Royal Bank of Scotland,
               1.08%, 01/20/04(b)..........       4,292,641
 1,430,880   Svenska Handlesbanken,
               1.08%, 02/04/04(b)..........       1,430,880
   572,352   Toronto Dominion Bank,
               1.10%, 01/08/04(b)..........         572,352
   858,528   Wells Fargo Bank, N.A.,
               1.04%, 01/30/04(b)..........         858,528
                                             --------------
             TOTAL TIME DEPOSITS (Cost
               $30,714,449)................      30,714,449
                                             --------------
             TOTAL SECURITIES (Cost
               $973,772,106)...............   1,101,712,881
                                             --------------

PRINCIPAL                                        VALUE
---------                                    --------------
             REPURCHASE AGREEMENTS -- 1.9%
$6,295,874   With Goldman Sachs Group,
               Inc., dated 12/31/03, 1.04%,
               due 01/02/04,
               repurchase proceeds at
               maturity $6,296,238
               (Collateralized by
               Archer-Daniels-Midland
               Company, 8.88%, due
               04/15/11, with a value of
               $1,315,781, Den Danske
               Bank -- 144A, 7.40%, due
               06/15/10, with a value of
               $1,291,601, Honeywell
               International, Inc., 6.88%,
               due 10/03/05, with a value
               of $2,052,272, Morgan
               Stanley, 6.75%, due
               04/15/11, with a value of
               $513,502, and Lehman
               Brothers Holdings, Inc.,
               3.50%, due 08/07/08, with a
               value of $1,248,635)(b).....  $    6,295,874
 4,120,226   With Investors Bank and Trust,
               dated 12/31/03, 0.45%, due
               01/02/04, repurchase
               proceeds at maturity
               $4,120,329 (Collateralized
               by Small Business
               Administration,
               4.13%, due 07/25/27, with a
               value of $4,326,237)........       4,120,226
 9,790,594   With Investors Bank and Trust,
               dated 12/31/03, 0.45%, due
               01/02/04, repurchase
               proceeds at maturity
               $9,790,839 (Collateralized
               by Fannie Mae Adjustable
               Rate Mortgage, 4.93%, due
               7/01/32, with a value of
               $10,280,124)................       9,790,594
                                             --------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $20,206,694)..........      20,206,694
                                             --------------
             Total Investments -- 105.5%
               (Cost $993,978,800).........   1,121,919,575
             Liabilities less other
               assets -- (5.5)%............     (58,530,243)
                                             --------------
             NET ASSETS -- 100.0%..........  $1,063,389,332
                                             ==============

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                               DECEMBER 31, 2003

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $1,022,951,511.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $106,192,130
    Gross unrealized depreciation..........    (7,224,066)
                                             ------------
    Net unrealized appreciation. ..........  $ 98,968,064
                                             ============

---------------

*    Non-income producing security.

**   Variable rate security. The rate shown was in effect at December 31, 2003.

(a)  All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)  Security is segregated as initial margin for futures contract.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 97.8%
              AEROSPACE AND DEFENSE -- 1.9%
     61,900   Boeing Company...............  $    2,608,466
    125,208   Lockheed Martin Corp. .......       6,435,691
    302,000   United Technologies Corp. ...      28,620,540
                                             --------------
                                                 37,664,697
                                             --------------
              AGRICULTURE -- 0.2%
    130,100   Monsanto Company.............       3,744,278
                                             --------------
              AIRLINES -- 0.7%
     97,285   Ryanair Holdings PLC
                (ADR)*(a)..................       4,926,512
    505,200   Southwest Airlines Company...       8,153,928
                                             --------------
                                                 13,080,440
                                             --------------
              APPAREL: MANUFACTURING -- 0.6%
    162,500   Nike, Inc. --
                Class B....................      11,124,750
                                             --------------
              AUTOMOBILES -- 0.8%
    326,714   Bayerische Motoren Werke
                AG.........................      15,048,548
                                             --------------
              BANKS -- 0.1%
     11,800   M&T Bank Corp. ..............       1,159,940
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.1%
     88,100   Fox Entertainment Group,
                Inc. --
                Class A*...................       2,568,115
    247,129   Hughes Electronics Corp.*....       4,089,985
     97,000   News Corp., Ltd.
                (ADR)......................       2,934,250
    180,200   Time Warner, Inc.*...........       3,241,798
     96,000   Tribune Company..............       4,953,600
    125,600   Univision Communications,
                Inc. -- Class A*...........       4,985,064
    415,500   Viacom, Inc. -- Class B......      18,439,890
                                             --------------
                                                 41,212,702
                                             --------------
              BUSINESS SERVICES -- 0.5%
    106,200   First Data Corp.(a)..........       4,363,758
    165,200   Paychex, Inc. ...............       6,145,440
                                             --------------
                                                 10,509,198
                                             --------------
              CHEMICALS -- 0.3%
    100,500   Air Products and Chemicals,
                Inc. ......................       5,309,415
                                             --------------
              COMMERCIAL SERVICES -- 0.5%
    355,000   Accenture, Ltd. -- Class
                A*.........................       9,343,600
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 7.7%
    619,316   Electronic Arts, Inc.*(a)....  $   29,590,918
  2,047,970   Microsoft Corp. .............      56,401,094
  2,721,800   Oracle Corp.*................      35,927,760
    277,500   SAP AG (ADR).................      11,532,900
    485,500   VERITAS Software Corp.*......      18,041,180
                                             --------------
                                                151,493,852
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.5%
  1,500,308   Dell, Inc.*..................      50,950,460
    774,000   EMC Corp.*...................      10,000,080
    391,000   Hewlett-Packard Company......       8,981,270
                                             --------------
                                                 69,931,810
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.6%
    112,006   Lennar Corp. -- Class A(a)...      10,752,576
      4,153   Lennar Corp. -- Class B......         379,584
                                             --------------
                                                 11,132,160
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.7%
    205,400   Colgate-Palmolive Company....      10,280,270
    119,900   Estee Lauder Companies,
                Inc. --
                Class A....................       4,707,274
    274,668   FedEx Corp. .................      18,540,090
  2,639,428   General Electric Company.....      81,769,479
     56,800   Kimberly-Clark Corp. ........       3,356,312
    336,401   Procter & Gamble Company.....      33,599,732
                                             --------------
                                                152,253,157
                                             --------------
              ELECTRONICS -- 0.1%
     46,300   Emerson Electric Company.....       2,997,925
                                             --------------
              FINANCIAL SERVICES -- 9.0%
    151,200   American Express Company.....       7,292,376
    191,000   AmeriTrade Holding
                Corp.*(a)..................       2,687,370
     88,100   Capital One Financial
                Corp.(a)...................       5,399,649
    791,444   Citigroup, Inc. .............      38,416,692
    190,434   Countrywide Financial
                Corp. .....................      14,444,419
    538,222   Fannie Mae...................      40,398,943
    188,200   Franklin Resources, Inc. ....       9,797,692
     89,000   Goldman Sachs Group, Inc. ...       8,786,970
    493,271   Merrill Lynch & Company,
                Inc.(a)....................      28,930,344
    592,557   SLM Corp. ...................      22,327,548
                                             --------------
                                                178,482,003
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 3.3%
    298,961   Anheuser-Busch Companies,
                Inc. ......................  $   15,749,265
     88,700   Campbell Soup Company........       2,377,160
    237,500   Coca-Cola Company............      12,053,125
    560,284   PepsiCo, Inc. ...............      26,120,441
    237,000   Sysco Corp. .................       8,823,510
                                             --------------
                                                 65,123,501
                                             --------------
              INSURANCE -- 1.2%
    135,500   AFLAC, Inc. .................       4,902,390
    223,700   American International Group,
                Inc. ......................      14,826,836
    118,000   SAFECO Corp. ................       4,593,740
                                             --------------
                                                 24,322,966
                                             --------------
              INTERNET SERVICES -- 6.4%
  3,270,159   Cisco Systems, Inc.*.........      79,432,162
    264,000   eBay, Inc.*(a)...............      17,051,760
    519,000   Novell, Inc.* ...............       5,459,880
     75,800   Symantec Corp.*(a)...........       2,626,470
    469,000   YAHOO!, Inc.*................      21,184,730
                                             --------------
                                                125,755,002
                                             --------------
              LEISURE AND RECREATION -- 0.6%
    142,558   Four Seasons Hotels,
                Inc.(a)....................       7,291,842
    100,600   Marriott International,
                Inc. -- Class A............       4,647,720
                                             --------------
                                                 11,939,562
                                             --------------
              MACHINERY -- 1.2%
    248,210   Caterpillar, Inc. ...........      20,606,394
     55,250   Ingersoll-Rand Company --
                Class A....................       3,750,370
                                             --------------
                                                 24,356,764
                                             --------------
              MANUFACTURING -- 1.9%
    271,700   3M Company...................      23,102,651
     64,000   Danaher Corp. ...............       5,872,000
    227,700   Honeywell International,
                Inc. ......................       7,612,011
                                             --------------
                                                 36,586,662
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.3%
    175,600   Caremark Rx, Inc.*(a)........       4,447,948
     86,900   HCA, Inc. ...................       3,733,224
    631,062   UnitedHealth Group, Inc. ....      36,715,187
                                             --------------
                                                 44,896,359
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES -- 6.6%
    961,042   Boston Scientific Corp.*.....  $   35,327,903
     79,000   Genzyme Corp.*(a)............       3,897,860
     55,100   Guidant Corp. ...............       3,317,020
    345,000   Johnson & Johnson............      17,822,700
    522,054   Medtronic, Inc. .............      25,377,045
    316,900   St. Jude Medical, Inc.* .....      19,441,815
     97,500   Stryker Corp.(a).............       8,288,475
    242,214   Zimmer Holdings, Inc.* ......      17,051,866
                                             --------------
                                                130,524,684
                                             --------------
              MOTOR VEHICLES -- 0.2%
    103,000   Harley-Davidson, Inc.(a).....       4,895,590
                                             --------------
              OIL, COAL AND GAS -- 1.3%
    345,000   Baker Hughes, Inc. ..........      11,095,200
    273,200   BJ Services Company*(a)......       9,807,880
    114,200   EOG Resources, Inc. .........       5,272,614
                                             --------------
                                                 26,175,694
                                             --------------
              PHARMACEUTICALS -- 9.5%
    169,400   Abbott Laboratories..........       7,894,040
     86,400   Bristol-Myers Squibb
                Company....................       2,471,040
    157,500   Cardinal Health, Inc.(a).....       9,632,700
    359,896   Eli Lilly and Company........      25,311,486
     53,900   Forest Laboratories, Inc.*...       3,331,020
    102,900   IVAX Corp.*..................       2,457,252
  2,596,139   Pfizer, Inc. ................      91,721,592
    278,300   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(a)...................      15,782,393
     58,500   Watson Pharmaceuticals,
                Inc.*......................       2,691,000
    628,700   Wyeth........................      26,688,315
                                             --------------
                                                187,980,838
                                             --------------
              RESEARCH AND DEVELOPMENT -- 5.6%
    702,414   Amgen, Inc.*.................      43,409,185
    518,767   Genentech, Inc.*.............      48,541,028
    279,600   Gilead Sciences, Inc.* ......      16,255,944
     44,300   Invitrogen Corp.*............       3,101,000
                                             --------------
                                                111,307,157
                                             --------------
              RETAIL -- 7.7%
     81,800   Best Buy Company, Inc. ......       4,273,232
    406,900   Home Depot, Inc. ............      14,440,881
    657,934   Lowe's Companies, Inc. ......      36,442,964
     94,300   RadioShack Corp. ............       2,893,124

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    106,300   Target Corp.(a)..............  $    4,081,920
    426,253   Tiffany & Company............      19,266,636
    888,518   Wal-Mart Stores, Inc. .......      47,135,880
    622,900   Walgreen Company.............      22,661,102
                                             --------------
                                                151,195,739
                                             --------------
              RETAIL: RESTAURANTS -- 1.0%
    202,400   McDonald's Corp. ............       5,025,592
    460,500   Starbucks Corp.* ............      15,224,130
                                             --------------
                                                 20,249,722
                                             --------------
              SEMICONDUCTORS -- 8.7%
    234,500   Applied Materials, Inc.*.....       5,264,525
    256,500   ASML Holding NV*.............       5,142,825
  3,539,107   Intel Corp. .................     113,959,245
     48,300   KLA-Tencor Corp.*............       2,833,761
    460,626   Maxim Integrated Products,
                Inc. ......................      22,939,175
    211,800   Microchip Technology,
                Inc. ......................       7,065,648
    103,400   QLogic Corp.*................       5,335,440
    122,200   Teradyne, Inc.*(a)...........       3,109,990
    245,500   Texas Instruments, Inc. .....       7,212,790
                                             --------------
                                                172,863,399
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.3%
    417,500   Avaya, Inc.*.................       5,402,450
    137,500   Comverse Technology, Inc.*...       2,418,625
    524,851   Nextel Communications,
                Inc. --
                Class A*...................      14,727,319
    496,500   Nokia Oyj (ADR)..............       8,440,500
    356,457   QUALCOMM, Inc. ..............      19,223,726
    581,000   Vodafone Group PLC (ADR).....      14,548,240
                                             --------------
                                                 64,760,860
                                             --------------
              TRANSPORTATION -- 0.7%
    196,500   United Parcel Service,
                Inc. --
                Class B....................      14,649,075
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,731,887,190)......   1,932,072,049
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              REGULATED INVESTMENT COMPANIES -- 0.3%
  2,565,119   American Aadvantage
                Select(b)..................  $    2,565,119
    794,106   Merrill Lynch Premier
                Institutional Fund(b)......         794,106
  2,198,673   Merrimac Cash Fund --
                Premium Class(b)...........       2,198,673
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $5,557,898)..........       5,557,898
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.1%
$   799,856   General Electric Capital
                Corp.,
                1.09%, 01/09/04(b).........         799,856
    732,891   General Electric Capital
                Corp.,
                1.08%, 01/16/04(b).........         732,891
                                             --------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $1,532,747)..........       1,532,747
                                             --------------
              SHORT TERM CORPORATE NOTES -- 1.0%
    732,891   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).....         732,891
    732,891   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).....         732,891
  1,832,228   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).....       1,832,228
  1,465,782   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).....       1,465,782
  1,832,228   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).....       1,832,228
  2,931,564   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).....       2,931,564
  4,763,792   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/14/04(b).....       4,763,792
  1,099,336   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/21/04(b).....       1,099,336
  3,664,455   Morgan Stanley, Floating
                Rate,
                1.05%(**), 09/10/04(b).....       3,664,455
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $19,055,167).........      19,055,167
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.1%
              FANNIE MAE -- 0.1%
$ 1,459,524   1.06%, 01/02/04(b)...........  $    1,459,524
                                             --------------
              FREDDIE MAC -- 0.0%
    732,891   1.06%, 01/27/04(b)...........         732,891
                                             --------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES
                (Cost $2,192,415)..........       2,192,415
                                             --------------
              TIME DEPOSITS -- 2.0%
  6,715,885   Bank of Montreal,
                1.06%, 01/15/04(b).........       6,715,885
  2,931,564   Bank of Montreal,
                1.06%, 02/17/04(b).........       2,931,564
  3,664,455   Bank of Novia Scotia,
                1.08%, 03/10/04(b).........       3,664,455
  2,198,673   Citigroup, Inc.,
                1.08%, 01/05/04(b).........       2,198,673
  1,099,337   Citigroup, Inc.,
                1.09%, 02/06/04(b).........       1,099,337
  2,198,673   Credit Agricole Indosuez,
                0.98%, 01/02/04(b).........       2,198,673
  2,198,673   Credit Agricole Indosuez,
                1.08%, 01/28/04(b).........       2,198,673

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 2,931,564   Den Danske Bank,
                1.08%, 01/20/04(b).........  $    2,931,564
  3,664,455   Royal Bank of Canada,
                1.05%, 02/27/04(b).........       3,664,455
  1,832,228   Royal Bank of Scotland,
                1.08%, 01/09/04(b).........       1,832,228
    732,891   Royal Bank of Scotland,
                1.08%, 01/15/04(b).........         732,891
  5,496,683   Royal Bank of Scotland,
                1.08%, 01/20/04(b).........       5,496,683
  1,832,228   Svenska Handlesbanken,
                1.08%, 02/04/04(b).........       1,832,228
    732,891   Toronto Dominion Bank,
                1.10%, 01/08/04(b).........         732,891
  1,099,337   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b).........       1,099,337
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $39,329,537).........      39,329,537
                                             --------------
              TOTAL SECURITIES
                (Cost $1,799,554,954)......   1,999,739,813
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 2.8%
$ 8,061,801   With Goldman Sachs Group,
                Inc., dated 12/31/03,
                1.04%, due 01/02/04,
                repurchase proceeds at
                maturity $8,062,267
                (Collateralized by
                Archer-Daniels-Midland
                Company, 8.88%, due
                04/15/11, with a value of
                $1,684,844, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $1,653,881, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value
                of $2,627,913, Morgan
                Stanley, 6.75%, due
                04/15/11, with a value of
                $657,534, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $1,598,865)(b)....  $    8,061,801
  9,434,532   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $9,434,768
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 5.35%, due
                01/01/32, with a value of
                $9,906,259)................       9,434,532
 18,662,181   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $18,662,648
                (Collateralized by Freddie
                Mac Adjustable Rate
                Mortgage, 3.97%, due
                01/01/33, with a value of
                $16,820,115 and Small
                Business Administration,
                4.63%, due 04/25/16, with a
                value of $2,775,175).......      18,662,181

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$19,971,675   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $19,972,174
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 5.29%, due
                06/01/30, with a value of
                $3,446,640 and Fannie Mae
                Adjustable Rate Mortgage,
                4.75%, due 02/01/33, with a
                value of $17,523,828)......  $   19,971,675
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $56,130,189).........      56,130,189
                                             --------------
              Total Investments -- 104.1%
                (Cost $1,855,685,143)......   2,055,870,002
              Liabilities less other
                assets -- (4.1)%...........     (80,233,302)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,975,636,700
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $1,919,175,700.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $  169,545,072
    Gross unrealized depreciation........     (32,850,770)
                                           --------------
    Net unrealized appreciation..........  $  136,694,302
                                           ==============

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 94.2%
              AEROSPACE AND DEFENSE -- 1.8%
    118,700   United Defense Industries,
                Inc.*........................  $  3,784,156
                                               ------------
              AGRICULTURE -- 1.5%
     96,400   Bunge, Ltd. ...................     3,173,488
                                               ------------
              ASSET MANAGEMENT -- 1.5%
    108,800   Brascan Corp. -- Class A(a)....     3,322,752
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.5%
     27,600   Advanced Auto Parts, Inc.*.....     2,246,640
     95,300   Genuine Parts Company..........     3,163,960
                                               ------------
                                                  5,410,600
                                               ------------
              BANKS -- 7.0%
    160,956   Charter One Financial, Inc. ...     5,561,029
     62,500   Greenpoint Financial Corp. ....     2,207,500
     30,200   M&T Bank Corp. ................     2,968,660
    109,900   North Fork Bancorp, Inc. ......     4,447,653
                                               ------------
                                                 15,184,842
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.8%
    106,340   Cablevision Systems New York
                Group -- Class A*(a).........     2,487,293
    155,200   Cox Radio, Inc. -- Class A*....     3,915,696
     78,500   Tribune Company................     4,050,600
                                               ------------
                                                 10,453,589
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.8%
     92,700   Manpower, Inc.(a)..............     4,364,316
    315,000   Moore Wallace, Inc.*...........     5,899,950
                                               ------------
                                                 10,264,266
                                               ------------
              COMMERCIAL SERVICES -- 2.1%
    163,500   ARAMARK Corp. -- Class B.......     4,483,170
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.0%
     50,500   DST Systems, Inc.*.............     2,108,880
    105,500   SkillSoft PLC (ADR)*...........       912,575
     76,000   SunGard Data Systems, Inc.*....     2,105,960
    103,800   Synopsys, Inc.*(a).............     3,504,288
                                               ------------
                                                  8,631,703
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 5.3%
     44,600   American Standard Companies,
                Inc.*........................     4,491,220
     66,000   Lafarge North America, Inc. ...     2,674,320
    116,200   York International Corp. ......     4,276,160
                                               ------------
                                                 11,441,700
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 3.2%
     69,300   Clorox Company.................  $  3,365,208
     48,100   Fortune Brands, Inc. ..........     3,438,669
                                               ------------
                                                  6,803,877
                                               ------------
              CONTAINERS AND PACKAGING -- 1.0%
     91,000   Pactiv Corp.*..................     2,174,900
                                               ------------
              INSURANCE -- 8.1%
     63,300   Chubb Corp. ...................     4,310,730
     74,300   Everest Re Group, Ltd. ........     6,285,780
     54,300   MBIA, Inc. ....................     3,216,189
    108,000   Willis Group Holdings, Ltd. ...     3,679,560
                                               ------------
                                                 17,492,259
                                               ------------
              INTERNET SERVICES -- 1.2%
    178,900   Network Associates, Inc.*......     2,690,656
                                               ------------
              LEISURE AND RECREATION -- 3.6%
     52,300   MGM Mirage, Inc.*..............     1,967,003
    169,100   Royal Caribbean Cruises,
                Ltd.(a)......................     5,882,989
                                               ------------
                                                  7,849,992
                                               ------------
              MANUFACTURING -- 0.9%
     27,100   ITT Industries, Inc. ..........     2,011,091
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 7.0%
     30,700   Anthem, Inc.*(a)...............     2,302,500
    101,800   Omnicare, Inc. ................     4,111,702
    140,800   STERIS Corp.*..................     3,182,080
     56,600   WellPoint Health Networks,
                Inc.*........................     5,489,634
                                               ------------
                                                 15,085,916
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
     68,300   C. R. Bard, Inc. ..............     5,549,375
                                               ------------
              METALS AND MINING -- 2.1%
     45,900   Alcan, Inc. ...................     2,155,005
     65,200   United States Steel Corp.(a)...     2,283,304
                                               ------------
                                                  4,438,309
                                               ------------
              OIL, COAL AND GAS -- 4.4%
     78,500   EnCana Corp.(a)................     3,096,040
    149,900   Halliburton Company............     3,897,400
     67,100   Weatherford International,
                Ltd.*........................     2,415,600
                                               ------------
                                                  9,409,040
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.1%
    203,500   Boise Cascade Corp. ...........     6,687,010
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS -- 1.6%
     68,900   Schering AG (ADR)(a)...........  $  3,520,790
                                               ------------
              RETAIL -- 1.4%
    103,700   Dollar Tree Stores, Inc.*......     3,117,222
                                               ------------
              RETAIL: RESTAURANTS -- 2.8%
     94,500   Brinker International,
                Inc.*(a).....................     3,133,620
     86,700   YUM! Brands, Inc.*.............     2,982,480
                                               ------------
                                                  6,116,100
                                               ------------
              RETAIL: SUPERMARKETS -- 1.1%
    103,500   Safeway, Inc.*.................     2,267,685
                                               ------------
              SEMICONDUCTORS -- 1.3%
    951,600   Agere Systems, Inc. -- Class
                B*...........................     2,759,640
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
     29,400   UNOVA, Inc.*...................       674,730
                                               ------------
              TOOLS -- 2.8%
    162,200   Stanley Works(a)...............     6,142,514
                                               ------------
              TRANSPORTATION: FREIGHT -- 3.4%
     93,500   CNF, Inc. .....................     3,169,650
     59,700   Union Pacific Corp. ...........     4,147,956
                                               ------------
                                                  7,317,606
                                               ------------
              TRANSPORTATION: SERVICES -- 2.5%
     48,800   Florida East Coast Industries,
                Inc. ........................     1,615,280
    105,000   Yellow Roadway Corp.*(a).......     3,797,850
                                               ------------
                                                  5,413,130
                                               ------------
              UTILITIES: ELECTRIC -- 4.5%
    154,300   PG&E Corp.*....................     4,284,911
    124,700   PPL Corp. .....................     5,455,625
                                               ------------
                                                  9,740,536
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $178,361,178)..........   203,412,644
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.2%
  1,234,502   American Aadvantage
                Select(b)....................     1,234,502
    382,176   Merrill Lynch Premier
                Institutional Fund(b)........       382,176
  1,058,145   Merrimac Cash Fund -- Premium
                Class(b).....................     1,058,145
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $2,674,823)............     2,674,823
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM COMMERCIAL PAPER -- 0.3%
$   384,943   General Electric Capital Corp.,
                1.09%, 01/09/04(b)...........  $    384,943
    352,715   General Electric Capital Corp.,
                1.08%, 01/16/04(b)...........       352,715
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $737,658)..............       737,658
                                               ------------
              SHORT TERM CORPORATE NOTES -- 4.2%
    352,715   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).......       352,715
    352,715   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).......       352,715
    881,787   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).......       881,787
    705,430   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).......       705,430
    881,787   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).......       881,787
  1,410,859   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).......     1,410,859
  2,292,646   Morgan Stanley, Floating Rate,
                1.05%(**), 06/14/04(b).......     2,292,646
    529,072   Morgan Stanley, Floating Rate,
                1.05%(**), 06/21/04(b).......       529,072
  1,763,574   Morgan Stanley, Floating Rate,
                1.05%(**), 09/10/04(b).......     1,763,574
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $9,170,585)............     9,170,585
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.5%
              FANNIE MAE -- 0.3%
    702,418   1.06%, 01/02/04(b).............       702,418
                                               ------------
              FREDDIE MAC -- 0.2%
    352,715   1.06%, 01/27/04(b).............       352,715
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $1,055,133)............     1,055,133
                                               ------------
              TIME DEPOSITS -- 8.8%
  3,232,121   Bank of Montreal,
                1.06%, 01/15/04(b)...........     3,232,121
  1,410,859   Bank of Montreal,
                1.06%, 02/17/04(b)...........     1,410,859
  1,763,574   Bank of Novia Scotia,
                1.08%, 03/10/04(b)...........     1,763,574

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$ 1,058,145   Citigroup, Inc.,
                1.08%, 01/05/04(b)...........  $  1,058,145
    529,072   Citigroup, Inc.,
                1.09%, 02/06/04(b)...........       529,072
  1,058,145   Credit Agricole Indosuez,
                0.98%, 01/02/04(b)...........     1,058,145
  1,058,145   Credit Agricole Indosuez,
                1.08%, 01/28/04(b)...........     1,058,145
  1,410,859   Den Danske Bank,
                1.08%, 01/20/04(b)...........     1,410,859
  1,763,574   Royal Bank of Canada,
                1.05%, 02/27/04(b)...........     1,763,574
    881,787   Royal Bank of Scotland,
                1.08%, 01/09/04(b)...........       881,787
    352,715   Royal Bank of Scotland,
                1.08%, 01/15/04(b)...........       352,715
  2,645,361   Royal Bank of Scotland,
                1.08%, 01/20/04(b)...........     2,645,361
    881,787   Svenska Handlesbanken,
                1.08%, 02/04/04(b)...........       881,787
    352,715   Toronto Dominion Bank,
                1.10%, 01/08/04(b)...........       352,715
    529,072   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b)...........       529,072
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $18,927,931).................    18,927,931
                                               ------------
              TOTAL SECURITIES (Cost
                $210,927,308)................   235,978,774
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 11.9%
$ 3,879,863   With Goldman Sachs Group, Inc.,
                dated 12/31/03, 1.04%, due
                01/02/04, repurchase proceeds
                at maturity $3,880,087
                (Collateralized by Archer-
                Daniels-Midland Company,
                8.88%, due 04/15/11, with a
                value of $810,856, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $795,955, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value of
                $1,264,723, Morgan Stanley,
                6.75%, due 04/15/11, with a
                value of $316,448, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $769,478)(b)........  $  3,879,863
 21,942,071   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $21,942,620
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                3.96%, due 02/01/33, with a
                value of $19,318,172 and
                Small Business
                Administration, 5.13%, due
                01/25/22, with a value of
                $3,721,003)..................    21,942,071
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $25,821,934)...........    25,821,934
                                               ------------
              Total Investments -- 121.1%
                (Cost $236,749,242)..........   261,800,708
              Liabilities less other
                assets -- (21.1)%............   (45,607,589)
                                               ------------
              NET ASSETS -- 100.0%...........  $216,193,119
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $236,943,870.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $25,171,244
    Gross unrealized depreciation...........     (314,406)
                                              -----------
    Net unrealized appreciation.............  $24,856,838
                                              ===========

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 94.8%
             ADVERTISING -- 0.5%
    20,000   Lamar Advertising Company*......  $    746,400
                                               ------------
             AEROSPACE AND DEFENSE -- 2.8%
    35,000   Alliant Techsystems, Inc.*......     2,021,600
    90,000   Goodrich Corp. .................     2,672,100
                                               ------------
                                                  4,693,700
                                               ------------
             APPAREL: MANUFACTURING -- 1.0%
    25,000   Nike, Inc. -- Class B...........     1,711,500
                                               ------------
             BANKS -- 4.0%
    30,000   Bank of Hawaii Corp. ...........     1,266,000
    12,500   Golden West Financial Corp. ....     1,289,875
     8,500   M&T Bank Corp. .................       835,550
    40,000   Mellon Financial Corp. .........     1,284,400
    32,500   Zions Bancorp...................     1,993,225
                                               ------------
                                                  6,669,050
                                               ------------
             BROADCAST SERVICES/MEDIA -- 4.3%
    82,500   Cox Radio, Inc. -- Class A*.....     2,081,475
    17,500   E.W. Scripps Company -- Class
               A.............................     1,647,450
    30,000   Entercom Communications
               Corp.*........................     1,588,800
    55,000   Westwood One, Inc.*.............     1,881,550
                                               ------------
                                                  7,199,275
                                               ------------
             BUSINESS SERVICES -- 2.3%
    75,000   BISYS Group, Inc.*..............     1,116,000
    52,500   Cintas Corp.(a).................     2,631,825
                                               ------------
                                                  3,747,825
                                               ------------
             CHEMICALS -- 2.5%
    55,000   Air Products and Chemicals,
               Inc. .........................     2,905,650
    25,000   Valspar Corp. ..................     1,235,500
                                               ------------
                                                  4,141,150
                                               ------------
             COMMERCIAL SERVICES -- 1.2%
    70,000   ARAMARK Corp. -- Class B........     1,919,400
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 11.6%
    45,000   Affiliated Computer Services,
               Inc. -- Class A*(a)...........     2,450,700
    80,000   Amdocs, Ltd.*...................     1,798,400
   110,000   Citrix Systems, Inc.*...........     2,333,100
    70,000   DST Systems, Inc.*(a)...........     2,923,200
    35,000   Electronic Arts, Inc.*..........     1,672,300
   100,000   Macromedia, Inc.*...............     1,784,000
    55,000   Mercury Interactive Corp.*(a)...     2,675,200

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    60,000   Perot Systems Corp. -- Class
               A*............................  $    808,800
    65,000   SunGard Data Systems, Inc.*.....     1,801,150
    55,000   THQ, Inc.*(a)...................       930,050
                                               ------------
                                                 19,176,900
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
    15,000   American Standard Companies,
               Inc.*.........................     1,510,500
                                               ------------
             CONSUMER GOODS AND SERVICES -- 1.5%
    65,000   Estee Lauder Companies, Inc. --
               Class A.......................     2,551,900
                                               ------------
             DISTRIBUTION -- 2.3%
    35,000   CDW Corp.(a)....................     2,021,600
    37,500   Fastenal Company(a).............     1,872,750
                                               ------------
                                                  3,894,350
                                               ------------
             ELECTRONICS -- 4.8%
   315,000   Agere Systems, Inc. -- Class
               A*............................       960,750
    12,500   Harman International Industries,
               Inc. .........................       924,750
    85,000   Jabil Circuit, Inc.*............     2,405,500
    42,500   L-3 Communications Holdings,
               Inc.*(a)......................     2,182,800
    50,000   Molex, Inc. -- Class A..........     1,468,000
                                               ------------
                                                  7,941,800
                                               ------------
             FINANCIAL SERVICES -- 1.1%
    25,000   Chicago Mercantile
               Exchange(a)...................     1,809,000
                                               ------------
             FOOD AND BEVERAGE -- 2.4%
    65,000   Dean Foods Company*.............     2,136,550
    50,000   Performance Food Group
               Company*(a)...................     1,808,500
                                               ------------
                                                  3,945,050
                                               ------------
             INSURANCE -- 3.6%
    30,000   Aetna, Inc. ....................     2,027,400
    70,000   Willis Group Holdings, Ltd. ....     2,384,900
    20,000   XL Capital, Ltd. -- Class A.....     1,551,000
                                               ------------
                                                  5,963,300
                                               ------------
             INTERNET SERVICES -- 2.8%
   240,000   Novell, Inc.*...................     2,524,800
    60,000   Symantec Corp.*(a)..............     2,079,000
                                               ------------
                                                  4,603,800
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             LEISURE AND RECREATION -- 3.2%
   110,000   Hilton Hotels Corp. ............  $  1,884,300
    35,000   Royal Caribbean Cruises,
               Ltd.(a).......................     1,217,650
    60,000   Starwood Hotels & Resorts.......     2,158,200
                                               ------------
                                                  5,260,150
                                               ------------
             MACHINERY -- 1.0%
    25,000   Ingersoll-Rand Company -- Class
               A.............................     1,697,000
                                               ------------
             MANUFACTURING -- 3.9%
    35,000   Danaher Corp.(a)................     3,211,250
    55,000   SPX Corp.*(a)...................     3,234,550
                                               ------------
                                                  6,445,800
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 4.4%
    50,000   AdvancePCS*.....................     2,633,000
    35,000   Anthem, Inc.*(a)................     2,625,000
    20,000   WellPoint Health Networks,
               Inc.*.........................     1,939,800
                                               ------------
                                                  7,197,800
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 4.4%
    10,000   Allergan, Inc. .................       768,100
    35,000   St. Jude Medical, Inc.*.........     2,147,250
    17,500   Stryker Corp. ..................     1,487,675
    20,000   Varian Medical Systems, Inc.*...     1,382,000
    20,000   Zimmer Holdings, Inc.*..........     1,408,000
                                               ------------
                                                  7,193,025
                                               ------------
             OIL, COAL AND GAS -- 6.8%
    13,500   Apache Corp. ...................     1,094,850
    60,000   BJ Services Company*............     2,154,000
    47,500   Nabors Industries, Ltd.*........     1,971,250
    40,000   Noble Corp.*....................     1,431,200
    40,000   Smith International, Inc.*......     1,660,800
    37,500   Weatherford International,
               Ltd.*.........................     1,350,000
    58,600   XTO Energy, Inc. ...............     1,658,380
                                               ------------
                                                 11,320,480
                                               ------------
             PHARMACEUTICALS -- 3.7%
    32,100   AmerisourceBergen Corp.(a)......     1,802,415
    35,000   Angiotech Pharmaceuticals,
               Inc.*.........................     1,610,000
    30,000   MGI Pharma, Inc.*...............     1,234,500
    25,000   Teva Pharmaceutical Industries,
               Ltd. (ADR)....................     1,417,750
                                               ------------
                                                  6,064,665
                                               ------------
             RESEARCH AND DEVELOPMENT -- 3.2%
    52,000   Biogen Idec, Inc.*..............     1,912,560
    21,400   Cytyc Corp.*....................       294,464

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             RESEARCH AND DEVELOPMENT (CONTINUED)
    35,000   Gilead Sciences, Inc.*..........  $  2,034,900
    20,000   Neurocrine Biosciences, Inc.*...     1,090,800
                                               ------------
                                                  5,332,724
                                               ------------
             RETAIL -- 4.9%
    70,000   Dollar Tree Stores, Inc.*.......     2,104,200
    60,000   Linens 'n Things, Inc.*.........     1,804,800
    90,000   TJX Companies, Inc. ............     1,984,500
    65,000   Williams-Sonoma, Inc.*(a).......     2,260,050
                                               ------------
                                                  8,153,550
                                               ------------
             RETAIL: RESTAURANTS -- 0.8%
    40,000   Starbucks Corp.*................     1,322,400
                                               ------------
             SEMICONDUCTORS -- 5.0%
    60,000   Emulex Corp.*(a)................     1,600,800
    45,000   Fairchild Semiconductor
               International, Inc.*..........     1,123,650
    75,000   Intersil Corp. -- Class A.......     1,863,750
    27,500   Marvell Technology Group,
               Ltd.*.........................     1,043,075
    80,000   Microchip Technology, Inc. .....     2,668,800
                                               ------------
                                                  8,300,075
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.9%
    50,000   Adtran, Inc. ...................     1,550,000
                                               ------------
             TOYS -- 1.5%
    65,000   Marvel Enterprises, Inc.*.......     1,892,150
    35,000   Mattel, Inc. ...................       674,450
                                               ------------
                                                  2,566,600
                                               ------------
             TRANSPORTATION -- 1.5%
    65,000   Expeditors International of
               Washington, Inc. .............     2,447,900
                                               ------------
             TOTAL COMMON STOCKS (Cost
               $140,875,061).................   157,077,069
                                               ------------
             REGULATED INVESTMENT COMPANIES -- 1.3%
   987,010   American Aadvantage Select(b)...       987,010
   305,557   Merrill Lynch Premier
               Institutional Fund(b).........       305,557
   846,008   Merrimac Cash Fund -- Premium
               Class(b)......................       846,008
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $2,138,575).............     2,138,575
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM COMMERCIAL PAPER -- 0.4%
$  307,769   General Electric Capital Corp.,
               1.09%, 01/09/04(b)............  $    307,769
   282,003   General Electric Capital Corp.,
               1.08%, 01/16/04(b)............       282,003
                                               ------------
             TOTAL SHORT TERM COMMERCIAL
               PAPER
               (Cost $589,772)...............       589,772
                                               ------------
             SHORT TERM CORPORATE NOTES -- 4.4%
   282,003   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 06/10/04(b)........       282,003
   282,003   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 09/08/04(b)........       282,003
   705,007   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.01%(**), 11/04/04(b)........       705,007
   564,006   Fleet National Bank, Floating
               Rate,
               1.00%(**), 01/21/04(b)........       564,006
   705,007   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.06%(**), 01/05/04(b)........       705,007
 1,128,011   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.04%(**), 01/30/04(b)........     1,128,011
 1,833,018   Morgan Stanley, Floating Rate,
               1.05%(**), 06/14/04(b)........     1,833,018
   423,004   Morgan Stanley, Floating Rate,
               1.05%(**), 06/21/04(b)........       423,004
 1,410,014   Morgan Stanley, Floating Rate,
               1.05%(**), 09/10/04(b)........     1,410,014
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $7,332,073).............     7,332,073
                                               ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 0.5%
             FANNIE MAE -- 0.3%
   561,598   1.06%, 01/02/04(b)..............       561,598
                                               ------------
             FREDDIE MAC -- 0.2%
   282,003   1.06%, 01/27/04(b)..............       282,003
                                               ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES (Cost
               $843,601).....................       843,601
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             TIME DEPOSITS -- 9.1%
$2,584,147   Bank of Montreal,
               1.06%, 01/15/04(b)............  $  2,584,147
 1,128,011   Bank of Montreal,
               1.06%, 02/17/04(b)............     1,128,011
 1,410,014   Bank of Novia Scotia,
               1.08%, 03/10/04(b)............     1,410,014
   846,008   Citigroup, Inc.,
               1.08%, 01/05/04(b)............       846,008
   423,004   Citigroup, Inc.,
               1.09%, 02/06/04(b)............       423,004
   846,008   Credit Agricole Indosuez,
               0.98%, 01/02/04(b)............       846,008
   846,008   Credit Agricole Indosuez,
               1.08%, 01/28/04(b)............       846,008
 1,128,011   Den Danske Bank,
               1.08%, 01/20/04(b)............     1,128,011
 1,410,014   Royal Bank of Canada,
               1.05%, 02/27/04(b)............     1,410,014
   705,007   Royal Bank of Scotland,
               1.08%, 01/09/04(b)............       705,007
   282,003   Royal Bank of Scotland,
               1.08%, 01/15/04(b)............       282,003
 2,115,021   Royal Bank of Scotland,
               1.08%, 01/20/04(b)............     2,115,021
   705,007   Svenska Handlesbanken,
               1.08%, 02/04/04(b)............       705,007
   282,003   Toronto Dominion Bank,
               1.10%, 01/08/04(b)............       282,003
   423,004   Wells Fargo Bank, N.A.,
               1.04%, 01/30/04(b)............       423,004
                                               ------------
             TOTAL TIME DEPOSITS (Cost
               $15,133,270)..................    15,133,270
                                               ------------
             TOTAL SECURITIES (Cost
               $166,912,352).................   183,114,360
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 7.3%
$3,102,031   With Goldman Sachs Group, Inc.,
               dated 12/31/03, 1.04%, due
               01/02/04, repurchase proceeds
               at maturity $3,102,210
               (Collateralized by Archer-
               Daniels-Midland Company,
               8.88%, due 04/15/11, with a
               value of $648,297, Den Danske
               Bank -- 144A, 7.40%, due
               06/15/10, with a value of
               $636,383, Honeywell
               International, Inc., 6.88%,
               due 10/03/05, with a value of
               $1,011,172, Morgan Stanley,
               6.75%, due 04/15/11, with a
               value of $253,007, and Lehman
               Brothers Holdings, Inc.,
               3.50%, due 08/07/08, with a
               value of $615,213)(b).........  $  3,102,031
 9,053,270   With Investors Bank and Trust,
               dated 12/31/03, 0.45%, due
               01/02/04, repurchase proceeds
               at maturity $9,053,496
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               4.95%, due 01/01/32, with a
               value of $9,505,934)..........     9,053,270
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $12,155,301)............    12,155,301
                                               ------------
             Total Investments -- 117.8%
               (Cost $179,067,653)...........   195,269,661
             Liabilities less other assets --
               (17.8)%.......................   (29,521,787)
                                               ------------
             NET ASSETS -- 100.0%............  $165,747,874
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $179,896,027.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $17,421,878
    Gross unrealized depreciation...........   (2,048,244)
                                              -----------
    Net unrealized appreciation.............  $15,373,634
                                              ===========

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 96.9%
             ADVERTISING -- 1.7%
    84,125   Catalina Marketing Corp.*(a)....  $  1,695,960
                                               ------------
             AGRICULTURE -- 3.6%
   141,750   Delta and Pine Land Company.....     3,600,450
                                               ------------
             BANKS -- 7.6%
    94,200   Commercial Federal Corp. .......     2,516,081
    38,975   First Financial Bancorp. .......       621,651
    55,200   Provident Financial Services,
               Inc. .........................     1,043,280
    55,400   Silicon Valley Bancshares*......     1,998,278
    31,225   UMB Financial Corp. ............     1,484,437
                                               ------------
                                                  7,663,727
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 6.2%
   209,600   CSG Systems International,
               Inc.*.........................     2,617,904
   230,850   Dendrite International, Inc.*...     3,617,419
                                               ------------
                                                  6,235,323
                                               ------------
             CHEMICALS -- 5.4%
    26,200   Cytec Industries, Inc.*.........     1,005,818
   351,349   Millennium Chemicals, Inc. .....     4,455,104
                                               ------------
                                                  5,460,922
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.4%
   128,325   Gartner, Inc. -- Class A*.......     1,451,356
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.1%
    23,550   Black Box Corp..................     1,084,949
                                               ------------
             CONSUMER GOODS AND SERVICES -- 3.5%
    72,925   American Greetings Corp. --
               Class A*(a)...................     1,594,870
    59,475   Blyth, Inc. ....................     1,916,284
                                               ------------
                                                  3,511,154
                                               ------------
             FINANCIAL SERVICES -- 4.8%
    63,825   Raymond James Financial,
               Inc. .........................     2,406,203
   102,150   Waddell & Reed Financial,
               Inc. -- Class A...............     2,396,439
                                               ------------
                                                  4,802,642
                                               ------------
             INSURANCE -- 2.7%
   228,450   Phoenix Companies, Inc.(a)......     2,750,538
                                               ------------
             INTERNET SERVICES -- 2.8%
   284,900   Earthlink, Inc.*................     2,849,000
                                               ------------
             LEISURE AND RECREATION -- 3.7%
   129,300   Speedway Motorsports, Inc. .....     3,739,356
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             MANUFACTURING -- 11.6%
   197,450   Acuity Brands, Inc. ............  $  5,094,209
    28,125   Brady Corp. -- Class A..........     1,146,094
    83,225   Crane Company...................     2,558,336
    58,250   Furniture Brands International,
               Inc. .........................     1,708,473
    76,975   Tredegar Corp. .................     1,195,422
                                               ------------
                                                 11,702,534
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.2%
    74,750   LifePoint Hospitals, Inc.*(a)...     2,201,388
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 4.3%
    80,150   Haemonetics Corp.*..............     1,914,784
    83,250   Ocular Sciences, Inc.*..........     2,390,107
                                               ------------
                                                  4,304,891
                                               ------------
             OIL, COAL AND GAS -- 4.6%
    89,000   Forest Oil Corp.*...............     2,542,730
    71,650   Tidewater, Inc. ................     2,140,902
                                               ------------
                                                  4,683,632
                                               ------------
             PAPER AND FOREST PRODUCTS -- 3.1%
    76,587   Rayonier, Inc. .................     3,179,126
                                               ------------
             PRINTING AND PUBLISHING -- 5.4%
   107,225   Bowne & Company, Inc. ..........     1,453,971
   254,475   Hollinger International,
               Inc. .........................     3,974,900
                                               ------------
                                                  5,428,871
                                               ------------
             REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
     2,525   Avatar Holdings, Inc.*..........        93,274
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.5%
    52,850   Post Properties, Inc. ..........     1,475,572
                                               ------------
             RETAIL -- 4.9%
   372,000   Payless ShoeSource, Inc.*.......     4,984,800
                                               ------------
             RUBBER PRODUCTS -- 1.1%
     8,750   Bandag, Inc. ...................       360,500
    17,550   Bandag, Inc. -- Class A.........       709,020
                                               ------------
                                                  1,069,520
                                               ------------
             SECURITY SERVICES -- 4.0%
   177,650   The Brink's Company.............     4,016,667
                                               ------------
             SEMICONDUCTORS -- 1.9%
   190,075   Axcelis Technologies, Inc.*.....     1,942,567
                                               ------------
             SPORTING GOODS AND EQUIPMENT -- 2.7%
   163,500   Callaway Golf Company(a)........     2,754,975
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 5.0%
   100,650   Belden, Inc. ...................  $  2,122,709
    78,250   Commonwealth Telephone
               Enterprises, Inc.*(a).........     2,953,937
                                               ------------
                                                  5,076,646
                                               ------------
             TOTAL COMMON STOCKS (Cost
               $82,412,137)..................    97,759,840
                                               ------------
             REGULATED INVESTMENT COMPANIES -- 0.6%
   289,720   American Aadvantage Select(b)...       289,720
    89,691   Merrill Lynch Premier
               Institutional Fund(b).........        89,691
   248,331   Merrimac Cash Fund -- Premium
               Class(b)......................       248,331
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $627,742)...............       627,742
                                               ------------
PRINCIPAL
---------
             SHORT TERM COMMERCIAL PAPER -- 0.2%
$   90,341   General Electric Capital Corp.,
               1.09%, 01/09/04(b)............        90,341
    82,777   General Electric Capital Corp.,
               1.08%, 01/16/04(b)............        82,777
                                               ------------
             TOTAL SHORT TERM COMMERCIAL
               PAPER
               (Cost $173,118)...............       173,118
                                               ------------
             SHORT TERM CORPORATE NOTES -- 2.1%
    82,777   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 06/10/04(b)........        82,777
    82,777   Bear Stearns Companies, Inc.,
               Floating Rate,
               1.14%(**), 09/08/04(b)........        82,777
   206,943   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.01%(**), 11/04/04(b)........       206,943
   165,554   Fleet National Bank, Floating
               Rate,
               1.00%(**), 01/21/04(b)........       165,554
   206,943   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.06%(**), 01/05/04(b)........       206,943
   331,108   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.04%(**), 01/30/04(b)........       331,108
   538,051   Morgan Stanley, Floating Rate,
               1.05%(**), 06/14/04(b)........       538,051

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES (CONTINUED)
$  124,166   Morgan Stanley, Floating Rate,
               1.05%(**), 06/21/04(b)........  $    124,166
   413,886   Morgan Stanley, Floating Rate,
               1.05%(**), 09/10/04(b)........       413,886
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $2,152,205).............     2,152,205
                                               ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 0.3%
             FANNIE MAE -- 0.2%
   164,847   1.06%, 01/02/04(b)..............       164,847
                                               ------------
             FREDDIE MAC -- 0.1%
    82,777   1.06%, 01/27/04(b)..............        82,777
                                               ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES (Cost
               $247,624).....................       247,624
                                               ------------
             TIME DEPOSITS -- 4.4%
   758,532   Bank of Montreal,
               1.06%, 01/15/04(b)............       758,532
   331,108   Bank of Montreal,
               1.06%, 02/17/04(b)............       331,108
   413,886   Bank of Novia Scotia,
               1.08%, 03/10/04(b)............       413,886
   248,331   Citigroup, Inc.,
               1.08%, 01/05/04(b)............       248,331
   124,166   Citigroup, Inc.,
               1.09%, 02/06/04(b)............       124,166
   248,331   Credit Agricole Indosuez,
               0.98%, 01/02/04(b)............       248,331
   248,331   Credit Agricole Indosuez,
               1.08%, 01/28/04(b)............       248,331
   331,109   Den Danske Bank,
               1.08%, 01/20/04(b)............       331,109
   413,886   Royal Bank of Canada,
               1.05%, 02/27/04(b)............       413,886
   206,943   Royal Bank of Scotland,
               1.08%, 01/09/04(b)............       206,943
    82,777   Royal Bank of Scotland,
               1.08%, 01/15/04(b)............        82,777
   620,828   Royal Bank of Scotland,
               1.08%, 01/20/04(b)............       620,828
   206,943   Svenska Handlesbanken,
               1.08%, 02/04/04(b)............       206,943

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2003

PRINCIPAL                                         VALUE
---------                                      ------------
             TIME DEPOSITS (CONTINUED)
$   82,777   Toronto Dominion Bank,
               1.10%, 01/08/04(b)............  $     82,777
   124,166   Wells Fargo Bank, N.A.,
               1.04%, 01/30/04(b)............       124,166
                                               ------------
             TOTAL TIME DEPOSITS (Cost
               $4,442,114)...................     4,442,114
                                               ------------
             TOTAL SECURITIES
               (Cost $90,054,940)............   105,402,643
                                               ------------
             REPURCHASE AGREEMENTS -- 6.1%
   910,548   With Goldman Sachs Group, Inc.,
               dated 12/31/03, 1.04%, due
               01/02/04, repurchase proceeds
               at maturity $910,601
               (Collateralized by
               Archer-Daniels-Midland
               Company, 8.88%, due 04/15/11,
               with a value of $190,296, Den
               Danske Bank -- 144A, 7.40%,
               due 06/15/10, with a value of
               $186,800, Honeywell
               International, Inc., 6.88%,
               due 10/03/05, with a value of
               $296,812, Morgan Stanley,
               6.75%, due 04/15/11, with a
               value of $74,266, and Lehman
               Brothers Holdings, Inc.,
               3.50%, due 08/07/08, with a
               value of $180,585)(b).........       910,548
 5,266,712   With Investors Bank and Trust,
               dated 12/31/03, 0.45%, due
               01/02/04, repurchase proceeds
               at maturity $5,266,844
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               1.64%, due 11/25/30, with a
               value of $5,530,157)..........     5,266,712
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,177,260).............     6,177,260
                                               ------------
             Total Investments -- 110.6%
               (Cost $96,232,200)............   111,579,903
             Liabilities less other assets --
               (10.6)%.......................   (10,692,445)
                                               ------------
             NET ASSETS -- 100.0%............  $100,887,458
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $96,484,383.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,358,097
    Gross unrealized depreciation...........     (262,577)
                                              -----------
    Net unrealized appreciation.............  $15,095,520
                                              ===========

---------------

*  Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a) All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 95.5%
              ADVERTISING -- 0.1%
     92,600   aQuantive, Inc.*.............  $      949,150
     17,300   R.H. Donnelley Corp.*........         689,232
                                             --------------
                                                  1,638,382
                                             --------------
              AEROSPACE AND DEFENSE -- 0.6%
    219,900   AAR Corp.*...................       3,287,505
     94,200   Curtiss-Wright Corp. -- Class
                B..........................       4,229,580
      9,200   Ducommun, Inc.*..............         205,620
      4,700   Moog, Inc. -- Class A*.......         232,180
                                             --------------
                                                  7,954,885
                                             --------------
              AIRLINES -- 0.5%
     38,500   AirTran Holdings, Inc.*......         458,150
     68,800   American West Holdings
                Corp. -- Class B*(a).......         853,120
    132,000   ExpressJet Holdings, Inc.*...       1,980,000
     16,700   Mair Holdings, Inc.*.........         121,576
    176,550   Pinnacle Airlines Corp*......       2,452,280
                                             --------------
                                                  5,865,126
                                             --------------
              APPAREL: MANUFACTURING -- 0.6%
    258,850   Ashworth, Inc.*..............       2,088,920
      2,600   Gildan Activewear, Inc. --
                Class A*...................          80,288
    145,800   Guess?, Inc.*................       1,759,806
     24,400   K-Swiss, Inc. -- Class A.....         587,064
     21,900   Kellwood Company.............         897,900
     74,100   Oxford Industries, Inc. .....       2,510,508
                                             --------------
                                                  7,924,486
                                             --------------
              APPAREL: RETAIL -- 3.6%
    240,440   Aeropostale, Inc.*...........       6,592,865
     57,000   Brown Shoe Company, Inc. ....       2,162,010
    410,050   Casual Male Retail Group,
                Inc.*(a)...................       2,845,747
    161,900   Charlotte Russe Holding,
                Inc.*......................       2,243,934
    104,000   Claire's Stores, Inc. .......       1,959,360
    236,400   J. Jill Group, Inc.*.........       3,004,644
    146,110   Jos. A. Bank Clothiers,
                Inc.*(a)...................       5,068,556
    222,010   Pacific Sunwear of
                California, Inc.*..........       4,688,851
    356,000   Ross Stores, Inc.(a).........       9,409,080
    101,300   Shoe Carnival, Inc.*.........       1,803,140
    161,700   Stage Stores, Inc.*..........       4,511,430

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              APPAREL: RETAIL (CONTINUED)
     52,000   The Men's Wearhouse, Inc.*...  $    1,300,520
     26,800   Wilsons The Leather Experts,
                Inc.*......................          93,532
                                             --------------
                                                 45,683,669
                                             --------------
              AUTOMOBILES -- 0.2%
     41,100   American Axle & Manufacturing
                Holdings, Inc.*............       1,661,262
     29,000   Oshkosh Truck Corp. .........       1,479,870
                                             --------------
                                                  3,141,132
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 1.0%
     32,800   Dura Automotive Systems,
                Inc. -- Class A*...........         418,856
    188,700   O'Reilly Automotive, Inc.*...       7,238,532
    211,600   Spartan Motors, Inc. ........       2,137,160
      6,500   Standard Motor Products,
                Inc. ......................          78,975
     86,800   TBC Corp.*...................       2,240,308
     66,100   Tenneco Automotive, Inc.*....         442,209
                                             --------------
                                                 12,556,040
                                             --------------
              BANKS -- 6.8%
      4,300   ABC Bancorp..................          68,671
     16,900   AMCORE Financial, Inc. ......         456,638
      3,900   AmericanWest Bancorp.*.......          88,920
      1,400   BancFirst Corp. .............          82,183
     19,500   BancorpSouth, Inc. ..........         462,540
    136,300   Bank of Bermuda, Ltd. .......       6,126,685
      4,300   Bank of Granite Corp. .......          93,654
    151,976   Banner Corp. ................       3,822,196
      3,100   Capital Corp. of the West*...         122,884
      3,100   Capitol Bancorp, Ltd. .......          88,040
      2,300   CCBT Financial Companies,
                Inc. ......................          80,385
     16,500   City Holding Company.........         577,500
     14,500   Columbia Banking System,
                Inc. ......................         314,070
     44,400   Commercial Capital Bancorp,
                Inc.*......................         950,604
     97,300   Commercial Federal Corp. ....       2,598,883
     55,700   Community First Bankshares,
                Inc. ......................       1,611,958
      7,260   Community Trust Bancorp,
                Inc. ......................         219,252
     14,200   Corus Bankshares, Inc. ......         448,152
      2,900   Dime Community Bancshares....          89,204
     26,500   First BanCorp................       1,048,075
      4,700   First Commonwealth Financial
                Corp. .....................          67,022
     57,050   First Community Bancorp......       2,061,787

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     14,900   First Midwest Bancorp,
                Inc. ......................  $      482,909
      4,000   First National Corp. ........         120,040
      9,600   First Place Financial
                Corp. .....................         187,488
      7,400   First Republic Bank..........         264,920
     24,300   FirstFed Financial Corp.*....       1,057,050
    142,000   FirstMerit Corp. ............       3,829,740
     79,800   Flagstar Bancorp, Inc. ......       1,709,316
     18,600   Flushing Financial Corp. ....         340,008
     70,300   Franklin Bank Corp.*.........       1,335,700
      7,100   Frontier Financial Corp. ....         235,436
    292,111   Hudson United Bancorp........      10,793,501
      5,000   Humboldt Bancorp(a)..........          87,600
     11,000   Independent Bank Corp. ......         311,960
     32,700   IndyMac Bancorp, Inc.(a).....         974,133
      4,000   Interchange Financial
                Services Corp. ............         101,200
     29,300   Irwin Financial Corp. .......         920,020
      6,300   ITLA Capital Corp.*..........         315,630
     17,800   Local Financial Corp.*.......         370,952
      2,300   MASSBANK Corp. ..............          97,980
      4,400   Mid-State Bancshares.........         111,936
     60,300   Nara Bancorp, Inc. ..........       1,646,190
    140,150   NetBank, Inc. ...............       1,871,003
      6,800   OceanFirst Financial
                Corp. .....................         184,688
      1,700   Old Second Bancorp, Inc. ....          84,150
     16,170   Oriental Financial Group,
                Inc. ......................         415,569
      5,100   Patriot Bank Corp. ..........         145,911
    325,000   People's Bank(a).............      10,595,000
      2,250   People's Holding Company.....          74,250
      9,900   PFF Bancorp, Inc. ...........         359,172
     49,450   PrivateBancorp, Inc. ........       2,250,964
     41,400   Provident Bankshares
                Corp. .....................       1,218,816
      8,800   Provident Financial Group,
                Inc. ......................         281,160
      2,800   Provident Financial Holdings,
                Inc. ......................         101,556
     31,600   R & G Financial Corp. --
                Class B....................       1,257,680
      2,800   S&T Bancorp, Inc. ...........          83,720
      3,700   Sandy Spring Bancorp,
                Inc. ......................         138,380
      7,400   Second Bancorp, Inc. ........         195,360
     50,100   Silicon Valley Bancshares*...       1,807,107
      7,000   Simmons First National
                Corp. -- Class A...........         195,300
    125,700   Sky Financial Group, Inc. ...       3,260,658
      4,600   Southside Bancshares,
                Inc. ......................          85,100

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      3,300   State Bancorp, Inc. .........  $       80,058
      3,600   State Financial Services
                Corp. -- Class A...........          95,616
      6,625   Sterling Bancorp.............         188,813
      3,200   Suffolk Bancorp..............         110,496
     30,800   Susquehanna Bancshares,
                Inc. ......................         770,308
    226,650   Texas Capital Bancshares,
                Inc.*......................       3,277,812
     53,800   Texas Regional Bancshares,
                Inc. -- Class A............       1,990,600
     23,900   The Trust Company of N.
                J. ........................         948,352
     14,600   Trustmark Corp. .............         427,342
      9,800   U.S.B. Holding Company,
                Inc. ......................         190,022
      2,800   Union Bankshares Corp. ......          85,400
     16,500   United Community Financial
                Corp. .....................         188,265
      3,100   WesBanco, Inc. ..............          85,839
      6,800   West Coast Bancorp...........         145,112
    114,140   Westamerica Bancorp..........       5,672,758
      2,400   Western Sierra Bancorp*......         112,800
      3,600   WSFS Financial Corp. ........         161,460
                                             --------------
                                                 85,909,609
                                             --------------
              BROADCAST SERVICES/MEDIA -- 1.9%
    388,200   Cox Radio, Inc. -- Class
                A*.........................       9,794,286
    449,400   Emmis Communications Corp. --
                Class A*...................      12,156,270
     55,700   Sinclair Broadcast Group --
                Class A*...................         831,044
     53,000   Spanish Broadcasting System,
                Inc. -- Class A*...........         556,500
     13,200   World Wrestling
                Entertainment, Inc. .......         172,920
     24,100   Young Broadcasting, Inc. --
                Class A*...................         482,964
                                             --------------
                                                 23,993,984
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 2.5%
     50,700   Administaff, Inc.*...........         881,166
     25,500   Advisory Board Company*......         890,205
    417,000   American Management Systems,
                Inc.*......................       6,284,190
     16,600   Angelica Corp. ..............         365,200
     54,600   Dendrite International,
                Inc.*......................         855,582
    135,200   Essex Corp.*.................       1,269,528
     42,500   Exult, Inc.*(a)..............         302,600
    113,700   Forrester Research, Inc.*....       2,031,819
     64,100   Gevity HR, Inc. .............       1,425,584

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
    135,700   Global Payments, Inc. .......  $    6,394,184
    127,600   Image Entertainment, Inc.*...         526,988
     23,000   John H. Harland Company......         627,900
     17,400   Kforce, Inc.*................         162,516
    129,800   Labor Ready, Inc.*...........       1,700,380
    132,100   MAXIMUS, Inc.*(a)............       5,169,073
     42,200   MemberWorks, Inc.*(a)........       1,146,574
     12,300   New England Business Service,
                Inc. ......................         362,850
     12,400   Pomeroy IT Solutions,
                Inc.*......................         182,776
     20,100   SOURCECORP, Inc.*............         515,163
      7,200   UniFirst Corp. ..............         170,712
                                             --------------
                                                 31,264,990
                                             --------------
              CHEMICALS -- 1.2%
     35,900   Airgas, Inc. ................         771,132
     20,400   Albemarle Corp. .............         611,388
     17,600   Arch Chemicals, Inc. ........         451,616
     18,600   Cytec Industries, Inc.*......         714,054
     15,600   Ethyl Corp.*.................         341,172
     68,200   Hercules, Inc.*..............         832,040
     46,600   MacDermid, Inc. .............       1,595,584
     13,300   Octel Corp. .................         261,877
    281,230   Tetra Tech, Inc.*............       6,991,378
     69,100   Tetra Technologies, Inc.*....       1,674,984
     31,300   Trex Company, Inc.*..........       1,188,774
                                             --------------
                                                 15,433,999
                                             --------------
              COLLECTIBLES -- 0.0%
     10,200   Department 56, Inc.*.........         133,620
                                             --------------
              COMMERCIAL SERVICES -- 0.2%
    128,650   Providence Service Corp.*....       2,081,557
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 3.9%
     82,800   Advanced Digital Information
                Corp.*.....................       1,159,200
     50,450   Altiris, Inc.*(a)............       1,840,416
     57,900   ANSYS, Inc.*.................       2,298,630
     11,400   Captaris, Inc.*..............          64,068
    228,200   Checkpoint Systems, Inc.*....       4,315,262
    106,100   Citadel Security Software,
                Inc.*(a)...................         403,180
    529,800   ClickSoftware Technologies,
                Ltd.*(a)...................       2,161,584
     33,000   Computer Network Technology
                Corp.*.....................         314,820

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      8,300   Concord Communications,
                Inc.*......................  $      165,751
      8,700   Covansys Corp.*..............          95,700
     12,000   Datastream Systems, Inc.*....          94,200
    450,860   Embarcadero Technologies,
                Inc.*......................       7,191,217
     71,700   Epicor Software Corp.*.......         914,892
     29,900   Evolving Systems, Inc.*(a)...         397,670
     39,600   Hyperion Solutions Corp.*....       1,193,544
      8,500   Informatica Corp.*...........          87,550
      2,500   Inter-Tel, Inc. .............          62,450
    135,800   Keane, Inc.*.................       1,988,112
     81,200   Kintera, Inc.*...............       1,006,880
    137,040   Macromedia, Inc.* ...........       2,444,794
      4,000   ManTech International
                Corp. -- Class A*..........          99,800
     87,150   Merge Technologies,
                Inc.*(a)...................       1,537,326
    128,300   Micromuse, Inc.*.............         885,270
    171,900   MRO Software, Inc.*..........       2,313,774
     14,800   MTS Systems Corp. ...........         284,604
     30,200   Omnicell, Inc.*..............         489,240
    109,650   OPNET Technologies, Inc.*....       1,804,839
    788,700   Parametric Technology
                Corp.*.....................       3,107,478
    180,800   Phoenix Technologies,
                Ltd.*......................       1,460,864
      5,400   Progress Software Corp.*.....         110,484
     18,100   Renaissance Learning,
                Inc.*(a)...................         435,848
      6,700   SERENA Software, Inc.*.......         122,945
     14,000   SRA International, Inc. --
                Class A*...................         603,400
     26,200   SS&C Technologies, Inc.......         732,290
      6,800   Sybase, Inc.*................         139,944
     33,800   Sykes Enterprises, Inc.*.....         289,328
    100,000   Synopsys, Inc.*(a)...........       3,376,000
    210,600   Synplicity, Inc.*............       1,648,998
     79,700   Transaction Systems
                Architects, Inc. -- Class
                A*.........................       1,803,611
     23,900   Tyler Technologies, Inc.*....         230,157
                                             --------------
                                                 49,676,120
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
     94,600   Black Box Corp.(a)...........       4,358,222
     11,400   Electronics For Imaging,
                Inc.*(a)...................         296,628
     32,400   Hutchinson Technology,
                Inc.*(a)...................         995,976
     34,300   Mercury Computer Systems,
                Inc.*......................         854,070

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
     16,000   RadiSys Corp.*...............  $      269,760
    114,700   Silicon Storage Technology,
                Inc.*......................       1,261,700
                                             --------------
                                                  8,036,356
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
     24,100   Brookfield Homes Corp. ......         621,057
      8,900   Centex Construction Products,
                Inc. ......................         536,403
    206,600   Dycom Industries, Inc.*......       5,541,012
     35,500   Florida Rock Industries,
                Inc. ......................       1,947,175
      6,700   Genlyte Group, Inc.*.........         391,146
    112,300   Granite Construction,
                Inc. ......................       2,637,927
     28,000   Integrated Electrical
                Services, Inc. ............         259,000
     57,000   Lennox International,
                Inc. ......................         951,900
     28,800   M/I Schottenstein Homes,
                Inc. ......................       1,124,640
     45,600   Meritage Corp.*..............       3,023,736
    116,200   Simpson Manufacturing
                Company, Inc.*.............       5,909,932
     15,500   Universal Forest Products,
                Inc. ......................         498,790
     23,500   USG Corp.*(a)................         389,395
     24,800   Walter Industries, Inc. .....         331,080
    207,000   WCI Communities, Inc.*.......       4,266,270
     15,400   York International Corp. ....         566,720
                                             --------------
                                                 28,996,183
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.9%
      4,200   Central Garden & Pet
                Company*...................         117,726
     38,600   Chattem, Inc.*...............         690,940
     32,400   Coinstar, Inc.*..............         585,144
      6,000   CSS Industries, Inc. ........         186,060
     10,400   DIMON, Inc. .................          70,200
    221,325   Jarden Corp.*................       6,051,026
    172,200   NBTY, Inc.*..................       4,625,292
     42,804   Regis Corp. .................       1,691,614
    195,090   Toro Company.................       9,052,176
     59,900   Yankee Candle Company,
                Inc.*......................       1,637,067
                                             --------------
                                                 24,707,245
                                             --------------
              CONTAINERS AND PACKAGING -- 0.1%
     11,600   Chesapeake Corp. ............         307,168
      9,900   Greif, Inc. -- Class A.......         351,549
     12,900   Silgan Holdings, Inc.*.......         549,411
                                             --------------
                                                  1,208,128
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CORRECTIONAL FACILITIES -- 0.0%
      5,600   Wackenhut Corrections
                Corp.*.....................  $      127,680
                                             --------------
              DISTRIBUTION -- 2.5%
      8,000   Building Materials Holding
                Corp. .....................         124,240
     58,400   Handleman Company............       1,198,952
    144,020   Hughes Supply, Inc. .........       7,146,272
     20,600   Nu Skin Enterprises, Inc. --
                Class A....................         352,054
    187,540   Tech Data Corp.*(a)..........       7,443,463
    216,900   United Stationers, Inc.*.....       8,875,548
    129,000   Universal Corp. .............       5,697,930
     26,600   Watsco, Inc. ................         604,618
                                             --------------
                                                 31,443,077
                                             --------------
              EDUCATION -- 2.5%
     50,135   Bright Horizons Family
                Solutions, Inc.*...........       2,105,670
    329,000   DeVry, Inc.*(a)..............       8,267,770
    399,530   ITT Educational Services,
                Inc.*......................      18,765,924
     98,350   Sylvan Learning Systems,
                Inc.*(a)...................       2,831,497
                                             --------------
                                                 31,970,861
                                             --------------
              ELECTRONICS -- 1.9%
     44,600   Artesyn Technologies,
                Inc.*......................         379,992
     51,100   Benchmark Electronics,
                Inc.*......................       1,778,791
     16,400   Daktronics, Inc.*............         412,624
      7,200   Excel Technology, Inc.*......         236,592
    279,300   Innovex, Inc.*...............       2,354,499
     43,100   Methode Electronics, Inc. --
                Class A....................         527,113
     12,400   Planar Systems, Inc.*........         301,568
    351,550   Plexus Corp.*................       6,036,114
     78,075   SRS Labs, Inc.*..............         728,440
     15,000   Stoneridge, Inc.*............         225,750
    108,900   Technitrol, Inc.*............       2,258,586
    390,700   Thomas & Betts Corp. ........       8,943,122
                                             --------------
                                                 24,183,191
                                             --------------
              ENGINEERING -- 0.1%
     40,600   EMCOR Group, Inc.*...........       1,782,340
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.4%
    140,000   Aaron Rents, Inc. ...........       2,818,200
    125,600   Marlin Business Services,
                Inc.*(a)...................       2,185,440
                                             --------------
                                                  5,003,640
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 1.3%
     21,400   Accredited Home Lenders
                Holding Company*...........  $      654,840
    126,500   American Capital Strategies,
                Ltd.(a)....................       3,760,845
     50,900   CompuCredit Corp.*...........       1,083,152
     93,700   Financial Federal Corp.*.....       2,862,535
     97,800   Investment Technology Group,
                Inc.*......................       1,579,470
     28,000   Knight Trading Group,
                Inc.*(a)...................         409,920
     33,600   New Century Financial
                Corp.(a)...................       1,332,912
    134,300   Saxon Capital, Inc.*.........       2,813,585
    105,400   World Acceptance Corp.*......       2,098,514
                                             --------------
                                                 16,595,773
                                             --------------
              FOOD AND BEVERAGE -- 1.8%
     85,880   Adolph Coors Company -- Class
                B(a).......................       4,817,868
     58,900   Chiquita Brands
                International, Inc.*(a)....       1,327,017
    213,540   Cott Corp.*..................       5,981,255
     46,600   Interstate Bakeries Corp. ...         663,118
    112,750   Peet's Coffee & Tea, Inc.*...       1,962,978
     60,000   Ralcorp Holdings, Inc.*......       1,881,600
     59,087   Riviana Foods, Inc. .........       1,618,393
      5,800   Sanderson Farms, Inc. .......         233,740
    192,600   Sensient Technologies
                Corp. .....................       3,807,702
                                             --------------
                                                 22,293,671
                                             --------------
              FUNERAL SERVICES -- 0.1%
     42,100   Alderwoods Group, Inc.*......         396,582
    194,500   Service Corp.
                International*.............       1,048,355
                                             --------------
                                                  1,444,937
                                             --------------
              INSURANCE -- 3.9%
      2,200   AmerUs Group Company.........          76,934
    116,400   Delphi Financial Group,
                Inc. -- Class A(a).........       4,190,400
     10,100   FPIC Insurance Group,
                Inc.*(a)...................         253,409
    100,000   Fremont General Corp.(a).....       1,691,000
    109,800   Infinity Property & Casualty
                Corp. .....................       3,628,890
    131,800   IPC Holdings, Ltd. ..........       5,132,292
     58,500   LandAmerica Financial Group,
                Inc. ......................       3,057,210
     38,600   National Western Life
                Insurance Company -- Class
                A*.........................       5,977,210
    161,800   Platinum Underwriters
                Holdings, Inc. ............       4,854,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     66,150   ProAssurance Corp.*(a).......  $    2,126,723
    161,800   Reinsurance Group of America,
                Inc. ......................       6,253,570
     53,500   RLI Corp. ...................       2,004,110
    120,100   Scottish Re Group, Ltd. .....       2,495,678
     26,300   StanCorp Financial Group,
                Inc. ......................       1,653,744
     49,100   Stewart Information Services
                Corp. .....................       1,991,005
     26,600   UICI*........................         353,248
    374,800   Universal American Financial
                Corp.*.....................       3,714,268
                                             --------------
                                                 49,453,691
                                             --------------
              INTERNET SERVICES -- 4.4%
    111,300   Akamai Technologies,
                Inc.*(a)...................       1,196,475
     57,500   Ask Jeeves, Inc.*(a).........       1,041,900
    945,830   CNET Networks, Inc.*.........       6,450,560
     40,200   Corillian Corp.*.............         253,662
    251,750   Digitas, Inc.*...............       2,346,310
     15,500   eCollege.com, Inc. ..........         286,130
     70,800   Equinix, Inc.*...............       1,996,560
     32,800   eResearch Technology,
                Inc.*(a)...................         833,776
    245,720   F5 Networks, Inc.*...........       6,167,571
     86,500   InfoSpace, Inc.*.............       1,993,825
    430,380   Ixia*........................       5,035,446
     33,700   j2 Global Communications,
                Inc.(a)....................         834,749
     16,600   Keynote Systems, Inc.*.......         197,540
    215,600   Lionbridge Technologies,
                Inc.*......................       2,071,916
    156,050   Modem Media, Inc.*...........       1,274,929
     39,500   Netegrity, Inc.*.............         407,245
     26,600   NETFLIX, Inc.*(a)............       1,454,754
    300,670   NETGEAR, Inc.*(a)............       4,807,713
     66,300   RADWARE, Ltd.*...............       1,806,675
     42,700   RSA Security, Inc.*(a).......         606,340
    357,500   Sapient Corp.*...............       2,002,000
    279,300   Secure Computing Corp.*......       5,002,263
      9,400   SupportSoft, Inc.*...........         123,610
     23,600   TheStreet.com, Inc.*.........          97,232
    212,450   Tumbleweed Communications
                Corp.*.....................       1,780,331
    166,324   United Online, Inc.*(a)......       2,792,580
    248,400   ValueClick, Inc.*............       2,255,472
     21,300   Websense, Inc.*(a)...........         622,812
                                             --------------
                                                 55,740,376
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 1.6%
    233,320   Alliance Gaming Corp.*.......  $    5,751,338
     81,000   Aztar Corp.*(a)..............       1,822,500
     60,800   Choice Hotels International,
                Inc.*......................       2,143,200
    237,700   Interstate Hotels & Resorts,
                Inc.*......................       1,271,695
     66,500   La Quinta Corp.*.............         426,265
     59,400   Multimedia Games, Inc.*(a)...       2,441,340
     12,200   Navigant International,
                Inc.*(a)...................         168,970
     16,800   Polaris Industries,
                Inc.(a)....................       1,488,144
    252,050   Scientific Games Corp. --
                Class A*...................       4,287,371
     27,500   Shuffle Master, Inc.*(a).....         952,050
                                             --------------
                                                 20,752,873
                                             --------------
              MACHINERY -- 1.2%
    109,400   Albany International Corp. --
                Class A....................       3,708,660
     37,300   Applied Industrial
                Technologies, Inc. ........         889,978
     16,800   Cascade Corp. ...............         374,640
     22,900   Global Power Equipment Group,
                Inc.*......................         152,972
    115,400   Intevac, Inc.*...............       1,628,294
    160,200   Kadant, Inc.*................       3,468,330
     19,900   Middleby Corp. ..............         805,353
     20,800   Presstek, Inc.*..............         151,216
    166,160   Terex Corp.*.................       4,732,237
                                             --------------
                                                 15,911,680
                                             --------------
              MANUFACTURING -- 3.2%
     40,120   Applied Films Corp.*.........       1,324,762
     22,900   AptarGroup, Inc. ............         893,100
     42,100   Briggs & Stratton Corp.(a)...       2,837,540
     46,600   C&D Technologies, Inc. ......         893,322
     63,300   Carlisle Companies, Inc. ....       3,852,438
     28,700   Ceradyne, Inc.*..............         977,522
     13,500   Cognex Corp. ................         381,240
    268,230   Crane Company................       8,245,390
    110,500   Deswell Industries, Inc. ....       2,873,000
     18,600   Griffon Corp.*...............         376,836
     24,900   II-VI, Inc.*.................         642,420
     68,400   Jacuzzi Brands, Inc.*........         484,956
      4,800   Kaydon Corp. ................         124,032
     20,300   Lincoln Electric Holdings,
                Inc. ......................         502,222
    202,030   Merix Corp.*(a)..............       4,955,796
     23,600   NN, Inc. ....................         297,124
      5,500   Powell Industries, Inc.*.....         105,325

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
      7,100   Quixote Corp. ...............  $      173,311
     16,400   Rofin-Sinar Technologies,
                Inc.*......................         566,784
    210,000   Rogers Corp.*................       9,265,201
      8,900   TTM Technologies, Inc.*......         150,232
     22,100   Valmont Industries, Inc. ....         511,615
                                             --------------
                                                 40,434,168
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 5.6%
    173,250   American Medical Security
                Group, Inc.*...............       3,884,265
    123,600   AMERIGROUP Corp.*(a).........       5,271,540
     30,300   AMN Healthcare Services,
                Inc.*(a)...................         519,948
     39,700   AmSurg Corp.*................       1,504,233
     47,500   CorVel Corp.*................       1,786,000
      5,200   Hanger Orthopedic Group,
                Inc.*......................          80,964
     17,380   ICON PLC (ADR)*..............         757,768
     89,600   Inveresk Research Group,
                Inc.*......................       2,215,808
     55,000   Kindred Healthcare, Inc.*....       2,858,900
     98,050   LabOne, Inc.*................       3,183,684
    238,935   Lincare Holdings, Inc.*(a)...       7,175,218
    285,000   Owens & Minor, Inc. .........       6,244,350
     13,900   PDI, Inc.*...................         372,659
    160,700   Per-Se Technologies, Inc.*...       2,452,282
    127,500   Province Healthcare
                Company*...................       2,040,000
      9,800   Quality Systems, Inc.*.......         436,982
    263,960   Triad Hospitals, Inc.*.......       8,781,949
    362,800   Universal Health Services,
                Inc. -- Class B(a).........      19,489,615
    196,200   US Oncology, Inc.*(a)........       2,111,112
                                             --------------
                                                 71,167,277
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.6%
    113,700   Advanced Medical Optics,
                Inc.*......................       2,234,205
    440,490   ALARIS Medical Systems,
                Inc.*......................       6,699,853
     87,500   Biolase Technology,
                Inc.*(a)...................       1,452,500
     59,200   Candela Corp.*...............       1,076,256
      1,900   Cerner Corp.*(a).............          71,915
     12,700   Closure Medical Corp.*.......         430,911
      6,600   Cyberonics, Inc.*............         211,266
     68,900   Dade Behring Holdings,
                Inc.*......................       2,462,486
     30,000   DJ Orthopedics, Inc.*........         804,000
    105,000   EPIX Medical, Inc.*..........       1,709,400
    204,890   Gen-Probe, Inc.*.............       7,472,337

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
    114,350   I-Flow Corp.*(a).............  $    1,590,609
     55,600   IDEXX Laboratories,
                Inc.*(a)...................       2,573,168
      5,550   INAMED Corp.*................         266,733
    128,950   Intuitive Surgical, Inc.*....       2,203,756
     23,400   Kensey Nash Corp.*(a)........         544,050
     93,450   Laserscope*..................       1,456,886
     12,900   LCA-Vision, Inc.*............         273,093
     24,100   Luminex Corp. ...............         226,058
     31,000   Mentor Corp. ................         745,860
    125,300   North America Scientific,
                Inc.*......................       1,315,650
    211,150   OrthoLogic Corp.*............       1,294,350
    201,400   PolyMedica Corp.(a)..........       5,298,834
    569,390   PSS World Medical, Inc.*.....       6,872,536
     36,000   Synovis Life Technologies,
                Inc.*(a)...................         732,240
     79,400   Techne Corp.*................       2,999,732
     32,800   Therasense, Inc.*(a).........         665,840
    239,550   TriPath Imaging, Inc.*.......       1,868,490
     32,950   Ventana Medical Systems,
                Inc.*......................       1,298,230
     67,300   VISX, Inc.*..................       1,557,995
                                             --------------
                                                 58,409,239
                                             --------------
              METALS AND MINING -- 1.4%
     34,000   AMCOL International Corp. ...         686,800
     18,100   Brush Engineered Materials,
                Inc.*......................         277,111
     24,600   Carpenter Technology
                Corp. .....................         727,422
     14,900   Century Aluminum Company*....         283,249
    713,050   GrafTech International,
                Ltd.*(a)...................       9,626,175
    101,200   Hecla Mining Company*........         838,948
      8,500   Material Sciences Corp.*.....          85,935
    171,400   Meridian Gold, Inc.*.........       2,504,154
     23,300   Mueller Industries, Inc.*....         800,588
     28,300   RTI International Metals,
                Inc.*......................         477,421
     19,700   Southern Peru Copper
                Corp. .....................         929,052
     16,500   USEC, Inc. ..................         138,600
                                             --------------
                                                 17,375,455
                                             --------------
              MOTOR VEHICLES -- 0.0%
      3,800   Arctic Cat, Inc. ............          93,860
                                             --------------
              OIL AND GAS: EQUIPMENT -- 0.7%
     41,300   CARBO Ceramics, Inc. ........       2,116,625
     13,400   Dril-Quip, Inc.*.............         218,420
     12,500   Gulf Island Fabrication,
                Inc.*......................         212,875
     89,800   Maverick Tube Corp.*.........       1,728,650

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: EQUIPMENT (CONTINUED)
    175,450   Oil States International,
                Inc.*......................  $    2,445,773
    229,350   Superior Energy Services,
                Inc.*......................       2,155,890
                                             --------------
                                                  8,878,233
                                             --------------
              OIL, COAL AND GAS -- 1.7%
     49,100   Cabot Oil & Gas Corp. .......       1,441,085
     75,750   Cal Dive International,
                Inc.*......................       1,826,333
      5,100   Clayton Williams Energy,
                Inc.*......................         148,257
     93,400   Comstock Resources, Inc.*....       1,802,620
    538,450   Grey Wolf, Inc.*.............       2,013,803
     18,300   Headwaters, Inc.*............         359,046
     47,200   Nuevo Energy Company*........       1,140,824
      6,200   Oceaneering International,
                Inc.*......................         173,600
    164,600   St. Mary Land & Exploration
                Company....................       4,691,100
     90,800   Unit Corp.*..................       2,138,340
    149,600   Vintage Petroleum, Inc. .....       1,799,688
      6,900   Westmoreland Coal Company*...         120,750
    141,900   Westport Resources Corp.*....       4,237,134
     11,400   World Fuel Services Corp. ...         387,030
                                             --------------
                                                 22,279,610
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.6%
    208,800   Boise Cascade Corp. .........       6,861,168
     18,700   Longview Fibre Company.......         230,945
     22,500   Schweitzer-Mauduit
                International, Inc. .......         670,050
                                             --------------
                                                  7,762,163
                                             --------------
              PHARMACEUTICALS -- 2.2%
     76,200   Adolor Corp.*................       1,525,524
    110,000   Alexion Pharmaceuticals,
                Inc.*......................       1,872,200
    133,300   AtheroGenics, Inc.*..........       1,992,835
     81,300   Bradley Pharmaceuticals,
                Inc.*(a)...................       2,067,459
     25,300   Connetics Corp.*.............         459,448
    102,500   Discovery Laboratories
                Inc*.......................       1,075,225
    580,800   Durect Corp.*(a).............       1,498,464
     34,800   Kos Pharmaceuticals,
                Inc.*(a)...................       1,497,792
      8,700   Medicis Pharmaceuticals
                Corp. -- Class A...........         620,310
     88,750   Penwest Pharmaceuticals
                Company*...................       1,533,600
     63,000   Perrigo Company..............         990,360
    122,350   Pozen, Inc.*.................       1,247,970
     98,210   Salix Pharmaceuticals,
                Ltd.*(a)...................       2,226,421

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     55,800   Savient Pharmaceuticals,
                Inc.*......................  $      257,238
     32,700   Serologicals Corp.*..........         608,220
     29,600   Tanox, Inc.*.................         439,560
     99,810   Taro Pharmaceutical
                Industries, Ltd.*..........       6,437,745
     90,000   Vicuron Pharmaceuticals,
                Inc.*......................       1,678,500
                                             --------------
                                                 28,028,871
                                             --------------
              PRINTING AND PUBLISHING -- 0.1%
     14,100   Consolidated Graphics,
                Inc.*......................         445,278
     17,400   Thomas Nelson, Inc. .........         336,342
                                             --------------
                                                    781,620
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.6%
     71,400   Getty Realty Corp. ..........       1,867,110
    157,700   The St. Joe Company..........       5,880,633
                                             --------------
                                                  7,747,743
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.1%
      5,200   American Land Lease, Inc. ...         103,740
     17,100   American Mortgage Acceptance
                Company....................         278,730
     40,000   Anworth Mortgage Asset
                Corp. .....................         557,200
     55,700   Arden Realty, Inc. ..........       1,689,938
     20,300   Associated Estates Realty
                Corp. .....................         148,393
     18,100   Bedford Property Investors,
                Inc.(a)....................         518,203
     22,800   Boykin Lodging Company.......         208,620
      2,300   Camden Property Trust........         101,890
     19,300   Capital Automotive REIT......         617,600
     46,400   Chelsea Property Group,
                Inc. ......................       2,543,184
      9,200   Cornerstone Realty Income
                Trust, Inc. ...............          80,592
      3,000   Correctional Properties
                Trust......................          86,400
     53,100   Equity Inns, Inc. ...........         480,555
      3,000   Essex Property Trust,
                Inc. ......................         192,660
     38,000   FelCor Lodging Trust,
                Inc.*......................         421,040
     27,800   Gables Residential Trust.....         965,772
      9,600   Great Lakes REIT.............         150,720
     12,900   Highwoods Properties,
                Inc. ......................         327,660
     73,300   HRPT Properties Trust........         739,597
     32,200   Innkeepers USA Trust.........         269,514
     12,900   Investors Real Estate
                Trust......................         127,710
     19,700   Keystone Property Trust......         435,173
     26,200   Kilroy Realty Corp. .........         858,050
     28,400   Koger Equity.................         594,412

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     18,000   LTC Properties, Inc. ........  $      265,320
    128,400   Maguire Properties, Inc. ....       3,120,120
    173,800   MeriStar Hospitality
                Corp.*.....................       1,131,438
     18,400   Mission West Properties,
                Inc. ......................         238,280
     24,500   National Health Investors,
                Inc. ......................         609,560
      9,600   Post Properties, Inc. .......         268,032
     55,700   PS Business Parks, Inc. .....       2,298,182
     85,200   RAIT Investment Trust........       2,181,120
     25,600   Shurgard Storage Centers,
                Inc. -- Class A............         963,840
     19,500   Sizeler Property Investors,
                Inc. ......................         208,845
     34,500   SL Green Realty Corp. .......       1,416,225
     23,000   Sovran Self Storage..........         854,450
      5,300   Urstadt Biddle Properties --
                Class A....................          74,995
     20,100   Winston Hotels, Inc. ........         205,020
                                             --------------
                                                 26,332,780
                                             --------------
              REGISTERED INVESTMENT COMPANIES -- 0.6%
    125,000   iShares Russell 2000 Growth
                Index Fund(a)..............       7,406,250
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.2%
     57,200   Albany Molecular Research,
                Inc.*......................         859,144
      5,800   BioReliance Corp.*...........         277,356
    107,100   Covance, Inc.*...............       2,870,280
      5,500   Cytyc Corp.* ................          75,680
     31,500   Digene Corp.*................       1,263,150
     55,900   Encysive Pharmaceuticals,
                Inc.*......................         500,305
     44,099   Enzo Biochem, Inc.*(a).......         789,813
      8,400   Exact Sciences Corp.*........          85,008
     17,900   Genencor International,
                Inc.*......................         281,925
     72,100   Incyte, Inc.*................         493,164
     61,700   Inspire Pharmaceuticals,
                Inc.*......................         873,672
     79,400   Martek Biosciences
                Corp.*(a)..................       5,158,618
     18,800   Maxygen, Inc.*...............         199,844
     66,100   Telik, Inc*(a)...............       1,520,961
                                             --------------
                                                 15,248,920
                                             --------------
              RETAIL -- 4.1%
    537,050   Big Lots, Inc.*..............       7,631,480
    326,370   BJ'S Wholesale Club,
                Inc.*(a)...................       7,493,455
     17,100   Brookstone, Inc.*............         364,401
    190,700   Casey's General Stores,
                Inc. ......................       3,367,762
     36,300   Cost Plus, Inc.*.............       1,488,300

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    133,000   Duane Reade, Inc.*(a)........  $    2,250,360
    112,400   EZCORP, Inc.*(a).............         955,400
      6,700   Finlay Enterprises, Inc.*....          94,671
     95,300   Guitar Center, Inc.*.........       3,104,874
     63,270   Hot Topic, Inc.*.............       1,863,934
    150,200   Kirkland's, Inc.*............       2,652,532
    116,250   Movie Gallery, Inc.*(a)......       2,171,550
     10,300   Pantry, Inc.*................         233,810
      5,800   REX Stores Corp.*............          82,128
    452,300   Saks, Inc.*..................       6,802,592
    104,900   Shopko Stores, Inc.*(a)......       1,599,725
     16,200   Sonic Automotive, Inc. ......         371,304
     50,500   The Pep Boys -- Manny, Moe &
                Jack.......................       1,154,935
    151,700   Tractor Supply Company*......       5,899,613
     19,400   Trans World Entertainment
                Corp.*(a)..................         138,128
    100,200   Ultimate Electronics,
                Inc.*......................         764,526
     31,600   Zale Corp.*..................       1,681,120
                                             --------------
                                                 52,166,600
                                             --------------
              RETAIL: RESTAURANTS -- 3.9%
    439,900   Applebee's International,
                Inc. ......................      17,274,873
     81,150   Buffalo Wild Wings, Inc.*....       2,105,843
     81,800   CEC Entertainment, Inc.*.....       3,876,502
     73,007   Chicago Pizza & Brewery,
                Inc.*......................       1,089,264
     31,900   Lone Star Steakhouse &
                Saloon, Inc. ..............         739,442
    100,000   Outback Steakhouse, Inc. ....       4,421,000
     61,400   Papa John's International,
                Inc.*(a)...................       2,049,532
     97,650   RARE Hospitality
                International, Inc.*.......       2,386,566
    432,200   Ruby Tuesday, Inc. ..........      12,313,378
     53,200   Ryan's Family Steak Houses,
                Inc.*......................         805,448
     66,600   Sonic Corp.*.................       2,039,292
      4,700   The Steak n Shake Company*...          83,895
                                             --------------
                                                 49,185,035
                                             --------------
              RETAIL: SUPERMARKETS -- 0.2%
    189,800   Wild Oats Markets, Inc.*.....       2,454,114
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RUBBER PRODUCTS -- 0.1%
     32,300   Bandag, Inc. ................  $    1,330,760
     14,600   Cooper Tire & Rubber
                Company....................         312,148
                                             --------------
                                                  1,642,908
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.8%
      2,200   Dionex Corp.*................         101,244
     39,200   Metrologic Instruments,
                Inc.*......................       1,058,400
      7,600   Molecular Devices Corp.*.....         144,324
    445,170   PerkinElmer, Inc. ...........       7,599,052
     11,700   Woodward Governor Company....         664,911
                                             --------------
                                                  9,567,931
                                             --------------
              SEMICONDUCTORS -- 5.5%
    218,712   Actel Corp.*.................       5,270,959
    150,900   Asyst Technologies, Inc.*....       2,618,115
      9,600   CEVA, Inc.*..................          99,840
    276,600   ChipPAC, Inc. -- Class A*....       2,099,394
     23,800   Cohu, Inc. ..................         455,770
     37,800   DSP Group, Inc.*.............         941,598
    151,000   Dupont Photomasks,
                Inc.*(a)...................       3,645,140
    330,800   ESS Technology, Inc.*........       5,626,908
    161,750   Exar Corp.*..................       2,762,690
    133,600   FSI International, Inc.*.....         985,968
    300,000   Genus, Inc.*(a)..............       1,800,000
     15,400   Integrated Device Technology,
                Inc.*......................         264,418
      2,400   International Rectifier
                Corp.*.....................         118,584
    424,100   LogicVision, Inc.*...........       1,908,450
     64,500   Microsemi Corp.*.............       1,585,410
    174,940   MKS Instruments, Inc.*.......       5,073,260
    106,650   Mykrolis Corp.*..............       1,714,932
    321,230   O2Micro International,
                Ltd.*......................       7,195,551
     15,600   OmniVision Technologies,
                Inc.*(a)...................         861,900
    238,900   Pericom Semiconductor
                Corp.*.....................       2,546,674
     67,400   Photronics, Inc.*............       1,342,608
    278,000   PLX Technology, Inc.*........       2,460,300
     85,950   Power Integrations, Inc.*....       2,875,887
    199,000   Rudolph Technologies,
                Inc.*......................       4,883,460
     24,200   Silicon Laboratories,
                Inc.*(a)...................       1,045,924
     14,800   Standard Microsystems
                Corp.*.....................         374,440
     89,850   Ultratech, Inc.*.............       2,638,895
      4,200   Varian Semiconductor
                Equipment Associates,
                Inc.*......................         183,498
     75,600   Veeco Instruments,
                Inc.*(a)...................       2,131,920

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      7,900   Virage Logic Corp.*..........  $       80,343
     10,700   Vitesse Semiconductor
                Corp.*.....................          62,809
    193,050   Xicor, Inc.*.................       2,189,187
    145,200   Zoran Corp.*(a)..............       2,525,028
                                             --------------
                                                 70,369,860
                                             --------------
              SPORTING GOODS AND EQUIPMENT -- 0.8%
    131,900   Callaway Golf Company(a).....       2,222,515
    182,400   Hibbett Sporting Goods,
                Inc.*......................       5,435,520
    153,700   K2, Inc.*....................       2,337,777
     19,900   Nautilus Group, Inc.(a)......         279,595
                                             --------------
                                                 10,275,407
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.9%
     78,200   Alvarion Ltd.*...............         903,210
     22,900   Anaren, Inc.*................         323,348
      8,800   Anixter International,
                Inc.*......................         227,744
     13,900   Applied Signal Technology,
                Inc. ......................         319,839
     44,600   Aspect Communications
                Corp.*.....................         702,896
     24,800   Audiovox Corp. -- Class A*...         318,432
    590,500   Cable Design Technologies
                Corp.*.....................       5,308,595
     42,700   Carrier Access Corp.*(a).....         534,604
     50,600   Centillium Communications,
                Inc.*......................         284,878
    355,400   Cincinnati Bell, Inc.*.......       1,794,770
     13,200   Commonwealth Telephone
                Enterprises, Inc.*(a)......         498,300
     42,800   Comtech Telecommunications
                Corp.*(a)..................       1,235,636
      6,200   CT Communications, Inc. .....          83,700
     18,800   Digi International, Inc.*....         180,480
     62,400   Ditech Communications
                Corp.*.....................       1,191,840
     35,600   General Cable Corp.*.........         290,140
     33,400   General Communication,
                Inc. -- Class A*...........         290,580
     22,800   Inet Technologies, Inc.*.....         273,600
     49,000   Intervoice, Inc.*............         581,630
      8,200   Performance Technologies,
                Inc.*......................         116,850
     47,600   Plantronics, Inc.*...........       1,554,140
     47,000   Sonus Networks, Inc.*........         355,320
     18,900   SpectraLink Corp. ...........         362,313
     10,200   SureWest Communications......         412,284
     35,800   TALK America Holdings,
                Inc.*(a)...................         412,416

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
    193,530   Tekelec*.....................  $    3,009,392
     17,800   Ulticom, Inc.*...............         171,770
     43,400   UNOVA, Inc.*.................         996,030
     73,300   Western Wireless Corp. --
                Class A....................       1,345,788
                                             --------------
                                                 24,080,525
                                             --------------
              TRANSPORTATION: FREIGHT -- 1.0%
    217,000   EGL, Inc.*(a)................       3,810,520
     81,550   Forward Air Corp.*...........       2,242,625
    188,900   Genesee & Wyoming, Inc. --
                Class A*...................       5,950,350
     31,000   Landstar System, Inc.*.......       1,179,240
                                             --------------
                                                 13,182,735
                                             --------------
              TRANSPORTATION: SERVICES -- 1.4%
    154,200   Dynamex, Inc.*...............       1,850,400
      8,300   Greenbrier Companies,
                Inc.*......................         139,025
     78,070   Petroleum Helicopters,
                Inc.*......................       2,107,890
    190,990   Ryder System, Inc. ..........       6,522,308
      6,600   SCS Transportation, Inc.*....         116,028
    109,500   USF Corp. ...................       3,743,805
    150,500   Vitran Corp., Inc. -- Class
                A..........................       2,129,575
     62,375   Werner Enterprises, Inc. ....       1,215,689
                                             --------------
                                                 17,824,720
                                             --------------
              UTILITIES: ELECTRIC -- 0.7%
     39,900   Avista Corp. ................         722,988
     78,300   Black Hills Corp. ...........       2,335,689
    110,200   Cleco Corp. .................       1,981,396
     18,400   El Paso Electric Company*....         245,640
    148,800   PNM Resources, Inc. .........       4,181,280
      1,700   UIL Holdings Corp. ..........          76,670
                                             --------------
                                                  9,543,663
                                             --------------
              UTILITIES: GAS -- 0.7%
     11,900   Cascade Natural Gas Corp. ...         250,971
     46,200   New Jersey Resources
                Corp. .....................       1,779,162
     35,500   Peoples Energy Corp.(a)......       1,492,420
     77,700   Southern Union Company*......       1,429,680
    127,000   WGL Holdings, Inc. ..........       3,529,329
                                             --------------
                                                  8,481,562
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              WASTE MANAGEMENT AND RECYCLING -- 0.1%
     30,000   Waste Connections, Inc.*.....  $    1,133,100
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $934,642,983)..............   1,214,763,650
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 1.0%
  5,778,041   American Aadvantage
                Select(b)..................       5,778,041
  1,788,759   Merrill Lynch Premier
                Institutional Fund(b)......       1,788,759
  4,952,606   Merrimac Cash Fund -- Premium
                Class(b)...................       4,952,606
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $12,519,406).........      12,519,406
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.3%
$ 1,801,710   General Electric Capital
                Corp.,
                1.09%, 01/09/04(b).........       1,801,710
  1,650,869   General Electric Capital
                Corp.,
                1.08%, 01/16/04(b).........       1,650,869
                                             --------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $3,452,579)..........       3,452,579
                                             --------------
              SHORT TERM CORPORATE NOTES -- 3.4%
  1,650,869   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).....       1,650,869
  1,650,869   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).....       1,650,869
  4,127,172   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).....       4,127,172
  3,301,738   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).....       3,301,738
  4,127,172   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).....       4,127,172
  6,603,475   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).....       6,603,475
 10,730,646   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/14/04(b).....      10,730,646
  2,476,303   Morgan Stanley, Floating
                Rate,
                1.05%(**), 06/21/04(b).....       2,476,303
  8,254,344   Morgan Stanley, Floating
                Rate,
                1.05%(**), 09/10/04(b).....       8,254,344
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $42,922,588).........      42,922,588
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.4%
              FANNIE MAE -- 0.3%
$ 3,287,641   1.06%, 01/02/04(b)...........  $    3,287,641
                                             --------------
              FREDDIE MAC -- 0.1%
  1,650,869   1.06%, 01/27/04(b)...........       1,650,869
                                             --------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES (Cost
                $4,938,510)................       4,938,510
                                             --------------
              SHORT TERM US TREASURY SECURITY -- 0.1%
  1,000,000   US Treasury Bill,
                0.85%, 03/18/04(c) (Cost
                $998,179)..................         998,179
                                             --------------
              TIME DEPOSITS -- 7.0%
 15,127,822   Bank of Montreal,
                1.06%, 01/15/04(b).........      15,127,822
  6,603,475   Bank of Montreal,
                1.06%, 02/17/04(b).........       6,603,475
  8,254,344   Bank of Novia Scotia,
                1.08%, 03/10/04(b).........       8,254,344
  4,952,606   Citigroup, Inc.,
                1.08%, 01/05/04(b).........       4,952,606
  2,476,303   Citigroup, Inc.,
                1.09%, 02/06/04(b).........       2,476,303
  4,952,606   Credit Agricole Indosuez,
                0.98%, 01/02/04(b).........       4,952,606
  4,952,606   Credit Agricole Indosuez,
                1.08%, 01/28/04(b).........       4,952,606
  6,603,475   Den Danske Bank,
                1.08%, 01/20/04(b).........       6,603,475
  8,254,344   Royal Bank of Canada,
                1.05%, 02/27/04(b).........       8,254,344
  4,127,172   Royal Bank of Scotland,
                1.08%, 01/09/04(b).........       4,127,172
  1,650,869   Royal Bank of Scotland,
                1.08%, 01/15/04(b).........       1,650,869
 12,381,516   Royal Bank of Scotland,
                1.08%, 01/20/04(b).........      12,381,516
  4,127,172   Svenska Handlesbanken,
                1.08%, 02/04/04(b).........       4,127,172

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              TIME DEPOSITS (CONTINUED)
$ 1,650,869   Toronto Dominion Bank,
                1.10%, 01/08/04(b).........  $    1,650,869
  2,476,302   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b).........       2,476,302
                                             --------------
              TOTAL TIME DEPOSITS (Cost
                $88,591,481)...............      88,591,481
                                             --------------
              TOTAL SECURITIES (Cost
                $1,088,065,726)............   1,368,186,393
                                             --------------
              REPURCHASE AGREEMENTS -- 6.2%
 18,159,557   With Goldman Sachs Group,
                Inc., dated 12/31/03,
                1.04%, due 01/02/04,
                repurchase proceeds at
                maturity $18,160,606
                (Collateralized by
                Archer-Daniels-Midland
                Company, 8.88%, due
                04/15/11, with a value of
                $3,795,183, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $3,725,439, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value
                of $5,919,489, Morgan
                Stanley, 6.75%, due
                04/15/11, with a value of
                $1,481,125, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $3,601,512)(b)....      18,159,557
  2,147,343   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $2,147,397
                (Collateralized by Small
                Business Administration,
                4.38%, due 12/25/26, with a
                value of $2,254,710).......       2,147,343
  6,974,136   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $6,974,310
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 5.21%, due
                04/01/32, with a value of
                $7,322,843)................       6,974,136
  9,798,960   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $9,799,205
                (Collateralized by Freddie
                Mac Adjustable Rate
                Mortgage, 6.11%, due
                06/01/32, with a value of
                $10,288,908)...............       9,798,960

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$10,882,945   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $10,883,217
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 4.11%, due
                01/01/33, with a value of
                $11,427,092)...............  $   10,882,945
 30,537,224   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $30,537,987
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 5.58%, due
                01/01/32, with a value of
                $7,527,723 and Fannie Mae
                Adjustable Rate Mortgage,
                3.10%, due 11/01/33, with a
                value of $24,536,363)......      30,537,224
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $78,500,165).........      78,500,165
                                             --------------
              Total Investments -- 113.9%
                (Cost $1,166,565,891)......   1,446,686,558
              Liabilities less other
                assets -- (13.9)%..........    (176,085,433)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,270,601,125
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $1,171,713,098.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $304,215,040
    Gross unrealized depreciation..........   (29,241,580)
                                             ------------
    Net unrealized appreciation............  $274,973,460
                                             ============

---------------

*      Non-income producing security.
** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)    Security is segregated as initial margin for futures contracts.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.3%
              BANKS -- 10.6%
     53,000   Brookline Bancorp, Inc. .......  $    813,020
     43,800   Downey Financial Corp. ........     2,159,340
     14,300   Franklin Bank Corp.*(a)........       271,700
     56,200   R & G Financial Corp. --
                Class B......................     2,236,760
     15,100   Seacoast Financial Services
                Corp. .......................       413,891
     32,600   South Financial Group, Inc. ...       908,236
     55,700   Westcorp.......................     2,035,835
                                               ------------
                                                  8,838,782
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.6%
     37,000   Lin TV Corp. -- Class A*.......       954,970
    137,800   Mediacom Communications
                Corp.*.......................     1,194,726
                                               ------------
                                                  2,149,696
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.6%
     47,300   Advisory Board Company*........     1,651,243
     68,400   Gevity HR, Inc. ...............     1,521,216
     64,800   Rewards Network, Inc.*.........       690,768
                                               ------------
                                                  3,863,227
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.6%
    153,000   Agile Software Corp.*..........     1,514,700
     24,700   Manhattan Associates,
                Inc.*(a).....................       682,708
                                               ------------
                                                  2,197,408
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.1%
     79,900   Integral Systems, Inc.*........     1,719,448
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
     49,300   Integrated Electrical Services,
                Inc. ........................       456,025
     32,600   WCI Communities, Inc.*(a)......       671,886
                                               ------------
                                                  1,127,911
                                               ------------
              ELECTRONICS -- 1.6%
     30,800   Gentex Corp....................     1,360,128
                                               ------------
              FINANCIAL SERVICES -- 2.5%
     95,900   CapitalSource, Inc.*(a)........     2,079,112
                                               ------------
              INSURANCE -- 2.5%
     57,700   Delphi Financial Group,
                Inc. -- Class A(a)...........     2,077,200
                                               ------------
              INTERNET SERVICES -- 2.0%
    116,400   Corillian Corp.*...............       734,484
     41,200   eSpeed, Inc. -- Class A*.......       964,492
                                               ------------
                                                  1,698,976
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 1.6%
     36,500   Extended Stay America, Inc. ...  $    528,520
     16,400   Four Seasons Hotels, Inc.(a)...       838,860
                                               ------------
                                                  1,367,380
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.1%
    103,300   Align Technology, Inc.*........     1,706,516
    134,800   Conceptus, Inc.*(a)............     1,431,576
     28,500   North America Scientific,
                Inc.*........................       299,250
                                               ------------
                                                  3,437,342
                                               ------------
              PHARMACEUTICALS -- 7.2%
     53,500   Abgenix, Inc.*.................       666,610
     75,400   Connetics Corp.*...............     1,369,264
      5,400   CV Therapeutics, Inc.*.........        79,164
     30,700   Medicis Pharmaceuticals
                Corp. --
                Class A......................     2,188,910
    123,800   Nektar Therapeutics*(a)........     1,684,918
                                               ------------
                                                  5,988,866
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.8%
     35,500   RAIT Investment Trust..........       908,800
     28,500   Redwood Trust, Inc.(a).........     1,449,225
                                               ------------
                                                  2,358,025
                                               ------------
              RESEARCH AND DEVELOPMENT -- 11.0%
     93,300   Axonyx, Inc.*(a)...............       454,371
    114,300   Cubist Pharmaceuticals,
                Inc.*........................     1,389,888
     50,100   Inspire Pharmaceuticals,
                Inc.*........................       709,416
     10,408   IntraBiotics Pharmaceuticals,
                Inc.*(a).....................       167,569
     87,500   Neurochem, Inc.*...............     2,064,212
      6,500   Neurocrine Biosciences,
                Inc.*........................       354,510
     25,100   NPS Pharmaceuticals,
                Inc.*(a).....................       771,574
    131,700   Pain Therapeutics, Inc.*.......       915,315
     60,700   Protein Design Labs,
                Inc.*(a).....................     1,086,530
    198,100   XOMA, Ltd.*....................     1,307,460
                                               ------------
                                                  9,220,845
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 13.1%
     52,700   Coach, Inc.*...................  $  1,989,425
     47,400   Cost Plus, Inc.*...............     1,943,400
     52,200   First Cash Financial Services,
                Inc.*........................     1,338,460
     20,500   Guitar Center, Inc.*...........       667,890
    101,800   PC Mall, Inc.*.................     1,644,070
     29,600   Tractor Supply Company*........     1,151,144
     58,800   Urban Outfitters, Inc.*(a).....     2,178,541
                                               ------------
                                                 10,912,930
                                               ------------
              RETAIL: RESTAURANTS -- 4.8%
     14,000   Krispy Kreme Doughnuts,
                Inc.*(a).....................       512,400
46,700.....   RARE Hospitality International,
                Inc.*........................     1,141,348
     31,700   Sonic Corp.*...................       970,654
     31,500   The Cheesecake Factory,
                Inc.*........................     1,386,945
                                               ------------
                                                  4,011,347
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 3.6%
     37,100   Cymer, Inc.*(a)................     1,713,649
     31,400   Varian, Inc.*..................     1,310,322
                                               ------------
                                                  3,023,971
                                               ------------
              SEMICONDUCTORS -- 9.9%
     63,800   Asyst Technologies, Inc.*......     1,106,930
     60,800   Brooks Automation, Inc.*.......     1,469,536
    112,200   O2Micro International, Ltd.*...     2,513,280
    186,500   Skyworks Solutions, Inc.*......     1,622,550
     42,900   Tessera Technologies, Inc.*....       806,949
     17,000   Varian Semiconductor Equipment
                Associates, Inc.*............       742,730
                                               ------------
                                                  8,261,975
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.7%
     75,050   Hibbett Sporting Goods,
                Inc.*........................     2,236,490
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.2%
     49,547   CIENA Corp.*...................       328,992
     42,200   Tekelec*.......................       656,210
                                               ------------
                                                    985,202
                                               ------------
              TRANSPORTATION: FREIGHT -- 1.9%
     33,000   Heartland Express, Inc.........       798,270
     31,400   Knight Transportation, Inc.*...       805,410
                                               ------------
                                                  1,603,680
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $67,309,477).................    80,519,941
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              REGULATED INVESTMENT COMPANIES -- 1.2%
    472,635   American Aadvantage
                Select(b)....................  $    472,635
    146,318   Merrill Lynch Premier
                Institutional Fund(b)........       146,318
    405,116   Merrimac Cash Fund -- Premium
                Class(b).....................       405,116
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $1,024,069)............     1,024,069
                                               ------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.3%
$   147,377   General Electric Capital Corp.,
                1.09%, 01/09/04(b)...........       147,377
    135,039   General Electric Capital Corp.,
                1.08%, 01/16/04(b)...........       135,039
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $282,416)..............       282,416
                                               ------------
              SHORT TERM CORPORATE NOTES -- 4.2%
    135,039   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 06/10/04(b).......       135,039
    135,039   Bear Stearns Companies, Inc.,
                Floating Rate,
                1.14%(**), 09/08/04(b).......       135,039
    337,596   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).......       337,596
    270,077   Fleet National Bank, Floating
                Rate,
                1.00%(**), 01/21/04(b).......       270,077
    337,597   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.06%(**), 01/05/04(b).......       337,597
    540,154   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.04%(**), 01/30/04(b).......       540,154
    877,751   Morgan Stanley, Floating Rate,
                1.05%(**), 06/14/04(b).......       877,751
    202,558   Morgan Stanley, Floating Rate,
                1.05%(**), 06/21/04(b).......       202,558
    675,193   Morgan Stanley, Floating Rate,
                1.05%(**), 09/10/04(b).......       675,193
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $3,511,004)......     3,511,004
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.5%
              FANNIE MAE -- 0.3%
$   268,924   1.06%, 01/02/04(b).............  $    268,924
                                               ------------
              FREDDIE MAC -- 0.2%
    135,039   1.06%, 01/27/04(b).............       135,039
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $403,963)....................       403,963
                                               ------------
              TIME DEPOSITS -- 8.7%
  1,237,433   Bank of Montreal,
                1.06%, 01/15/04(b)...........     1,237,433
    540,155   Bank of Montreal,
                1.06%, 02/17/04(b)...........       540,155
    675,193   Bank of Novia Scotia,
                1.08%, 03/10/04(b)...........       675,193
    405,116   Citigroup, Inc.,
                1.08%, 01/05/04(b)...........       405,116
    202,558   Citigroup, Inc.,
                1.09%, 02/06/04(b)...........       202,558
    405,116   Credit Agricole Indosuez,
                0.98%, 01/02/04(b)...........       405,116
    405,116   Credit Agricole Indosuez,
                1.08%, 01/28/04(b)...........       405,116
    540,154   Den Danske Bank,
                1.08%, 01/20/04(b)...........       540,154
    675,193   Royal Bank of Canada,
                1.05%, 02/27/04(b)...........       675,193
    337,597   Royal Bank of Scotland,
                1.08%, 01/09/04(b)...........       337,597
    135,039   Royal Bank of Scotland,
                1.08%, 01/15/04(b)...........       135,039
  1,012,790   Royal Bank of Scotland,
                1.08%, 01/20/04(b)...........     1,012,790
    337,597   Svenska Handlesbanken,
                1.08%, 02/04/04(b)...........       337,597
    135,038   Toronto Dominion Bank,
                1.10%, 01/08/04(b)...........       135,038
    202,558   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b)...........       202,558
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $7,246,653)..................     7,246,653
                                               ------------
              TOTAL SECURITIES (Cost
                $79,777,582).................    92,988,046
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 17.3%
$ 1,485,425   With Goldman Sachs Group, Inc.,
                dated 12/31/03, 1.04%, due
                01/02/04, repurchase proceeds
                at maturity $1,485,511
                (Collateralized by Archer-
                Daniels-Midland Company,
                8.88%, due 04/15/11, with a
                value of $310,440, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $304,736, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value of
                $484,206, Morgan Stanley,
                6.75%, due 04/15/11, with a
                value of $121,154, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $294,598)(b)........  $  1,485,425
 12,938,568   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $12,938,891
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                3.00%, due 07/20/31, with a
                value of $13,585,496)........    12,938,568
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $14,423,993)...........    14,423,993
                                               ------------
              Total Investments -- 128.5%
                (Cost $94,201,575)...........   107,412,039
              Liabilities less other
                assets -- (28.5)%............   (23,822,396)
                                               ------------
              NET ASSETS -- 100.0%...........  $ 83,589,643
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $94,467,286.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $13,688,386
    Gross unrealized depreciation...........     (743,633)
                                              -----------
    Net unrealized appreciation.............  $12,944,753
                                              ===========

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.4%
              AUTOMOTIVE EQUIPMENT -- 3.0%
    138,000   Advanced Auto Parts, Inc.*.....  $ 11,233,200
                                               ------------
              BANKS -- 2.6%
    250,001   New York Community
                Bancorp, Inc.(a).............     9,512,538
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.4%
    319,000   Foundry Networks, Inc.*........     8,727,840
    178,000   Sybase, Inc.*..................     3,663,240
                                               ------------
                                                 12,391,080
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.6%
    535,000   AU Optronics Corp. (ADR)(a)....     6,377,200
    195,000   Lexar Media, Inc.*.............     3,398,850
                                               ------------
                                                  9,776,050
                                               ------------
              ELECTRONICS -- 1.2%
     58,000   Harman International
                Industries, Inc..............     4,290,840
                                               ------------
              FINANCIAL SERVICES -- 4.0%
    151,305   Capital One Financial
                Corp.(a).....................     9,273,483
     95,000   Merrill Lynch & Company,
                Inc..........................     5,571,750
                                               ------------
                                                 14,845,233
                                               ------------
              FOOD AND BEVERAGE -- 4.7%
    296,000   Constellation Brands, Inc. --
                Class A*.....................     9,747,280
    240,000   Dean Foods Company.............     7,888,800
                                               ------------
                                                 17,636,080
                                               ------------
              INSURANCE -- 2.6%
     51,000   Arch Capital Group, Ltd.*......     2,032,860
    219,900   W.R. Berkley Corp..............     7,685,505
                                               ------------
                                                  9,718,365
                                               ------------
              INTERNET SERVICES -- 10.7%
    332,000   Ask Jeeves, Inc.*(a)...........     6,015,840
    300,000   Cisco Systems, Inc.*...........     7,287,001
    217,000   eResearch Technology,
                Inc.*(a).....................     5,516,140
    276,655   j2 Global Communications,
                Inc.(a)......................     6,852,744
     78,000   NETFLIX, Inc.*(a)..............     4,265,820
    195,000   RADWARE, Ltd.*.................     5,313,750
    273,000   United Online, Inc.*...........     4,583,670
                                               ------------
                                                 39,834,965
                                               ------------
              LEISURE AND RECREATION -- 1.0%
    124,000   Station Casinos, Inc...........     3,798,120
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 5.9%
    144,000   Caterpillar, Inc...............  $ 11,954,880
    282,000   Rockwell Automation, Inc.......    10,039,200
                                               ------------
                                                 21,994,080
                                               ------------
              MANUFACTURING -- 1.0%
    184,000   Rayovac Corp.*(a)..............     3,854,800
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.6%
    592,000   Select Medical Corp............     9,637,760
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 10.5%
     87,000   Advanced Neuromodulation
                Systems, Inc.*...............     4,000,260
    250,000   Cooper Companies, Inc.(a)......    11,782,500
    140,000   Guidant Corp...................     8,428,000
    111,000   INAMED Corp.*..................     5,334,660
    137,000   Varian Medical Systems, Inc....     9,466,700
                                               ------------
                                                 39,012,120
                                               ------------
              METALS AND MINING -- 1.7%
    467,000   GrafTech International,
                Ltd.*........................     6,304,500
                                               ------------
              MOTOR VEHICLES -- 1.6%
    200,000   Wabash National Corp.*.........     5,860,000
                                               ------------
              OIL, COAL AND GAS -- 1.0%
    132,000   XTO Energy, Inc................     3,735,600
                                               ------------
              PHARMACEUTICALS -- 5.6%
    213,000   Pfizer, Inc....................     7,525,290
    140,000   Pharmaceutical Resources,
                Inc.*........................     9,121,000
     88,000   Watson Pharmaceuticals,
                Inc.*........................     4,048,000
                                               ------------
                                                 20,694,290
                                               ------------
              RESEARCH AND DEVELOPMENT -- 6.9%
    259,000   Flamel Technologies S.A.
                (ADR)*(a)....................     6,938,610
    153,000   Invitrogen Corp.*(a)...........    10,710,000
    119,500   Martek Biosciences Corp.*......     7,763,915
                                               ------------
                                                 25,412,525
                                               ------------
              RETAIL -- 5.2%
    324,000   Foot Locker, Inc...............     7,597,800
    319,000   Urban Outfitters, Inc.*(a).....    11,818,950
                                               ------------
                                                 19,416,750
                                               ------------
              SEMICONDUCTORS -- 7.2%
    601,000   Amkor Technologies, Inc.*(a)...    10,944,210
    282,000   Intel Corp.....................     9,080,400

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    232,000   Ultratech, Inc.*...............  $  6,813,840
                                               ------------
                                                 26,838,450
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 8.1%
    295,000   Ditech Communications Corp.*...     5,634,500
    284,000   Nextel Communications, Inc. --
                Class A*.....................     7,969,040
    281,000   Polycom, Inc.*.................     5,485,120
    300,000   UTStarcom, Inc.*(a)............    11,121,000
                                               ------------
                                                 30,209,660
                                               ------------
              TOYS -- 2.4%
    304,000   Marvel Enterprises, Inc.*......     8,849,440
                                               ------------
              TRANSPORTATION: SERVICES -- 3.9%
    308,000   J.B. Hunt Transport Services,
                Inc.*........................     8,319,080
    172,000   Yellow Roadway Corp.*..........     6,221,240
                                               ------------
                                                 14,540,320
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $308,632,009)..........   369,396,766
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.8%
  2,996,258   American Aadvantage
                Select(b)....................     2,996,258
    927,578   Merrill Lynch Premier
                Institutional Fund(b)........       927,578
  2,568,221   Merrimac Cash Fund -- Premium
                Class(b).....................     2,568,221
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $6,492,057)............     6,492,057
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 12.4%
$ 7,844,677   Bank of Montreal,
                1.06%, 01/15/04(b)...........     7,844,677
  3,424,295   Bank of Montreal,
                1.06%, 02/17/04(b)...........     3,424,295
  4,280,369   Bank of Novia Scotia,
                1.08%, 03/10/04(b)...........     4,280,369
  2,568,221   Citigroup, Inc.,
                1.08%, 01/05/04(b)...........     2,568,221
  1,284,111   Citigroup, Inc.,
                1.09%, 02/06/04(b)...........     1,284,111
  2,568,221   Credit Agricole Indosuez,
                0.98%, 01/02/04(b)...........     2,568,221
  2,568,221   Credit Agricole Indosuez,
                1.08%, 01/28/04(b)...........     2,568,221

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS (CONTINUED)
$ 3,424,295   Den Danske Bank,
                1.08%, 01/20/04(b)...........  $  3,424,295
  4,280,369   Royal Bank of Canada,
                1.05%, 02/27/04(b)...........     4,280,369
  2,140,184   Royal Bank of Scotland,
                1.08%, 01/09/04(b)...........     2,140,184
    856,074   Royal Bank of Scotland,
                1.08%, 01/15/04(b)...........       856,074
  6,420,553   Royal Bank of Scotland,
                1.08%, 01/20/04(b)...........     6,420,553
  2,140,184   Svenska Handlesbanken,
                1.08%, 02/04/04(b)...........     2,140,184
    856,074   Toronto Dominion Bank,
                1.10%, 01/08/04(b)...........       856,074
  1,284,111   Wells Fargo Bank, N.A.,
                1.04%, 01/30/04(b)...........     1,284,111
                                               ------------
              TOTAL TIME DEPOSITS
                (Cost $45,939,959)...........    45,939,959
                                               ------------
              SHORT TERM CORPORATE NOTES -- 6.0%
    856,074   Bear Stearns Companies, Inc.,
                Floating Rate, 1.14%(**),
                06/10/04(b)..................       856,074
    856,074   Bear Stearns Companies, Inc.,
                Floating Rate, 1.14%(**),
                09/08/04(b)..................       856,074
  2,140,184   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.01%(**), 11/04/04(b).......     2,140,184
  1,712,148   Fleet National Bank, Floating
                Rate, 1.00%(**),
                01/21/04(b)..................     1,712,148
  2,140,184   Goldman Sachs Group, Inc.,
                Floating Rate, 1.06%(**),
                01/05/04(b)..................     2,140,184
  3,424,295   Goldman Sachs Group, Inc.,
                Floating Rate, 1.04%(**),
                01/30/04(b)..................     3,424,295
  5,564,480   Morgan Stanley, Floating Rate,
                1.05%(**), 06/14/04(b).......     5,564,480
  1,284,111   Morgan Stanley, Floating Rate,
                1.05%(**), 06/21/04(b).......     1,284,111
  4,280,369   Morgan Stanley, Floating Rate,
                1.05%(**), 09/10/04(b).......     4,280,369
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $22,257,919)...........    22,257,919
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.7%
              FANNIE MAE -- 0.5%
  1,704,838   1.06%, 01/02/04(b).............     1,704,838
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES (CONTINUED)
              FREDDIE MAC -- 0.2%
$   856,074   1.06%, 01/27/04(b).............  $    856,074
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $2,560,912)............     2,560,912
                                               ------------
              SHORT TERM COMMERCIAL PAPER -- 0.5%
    934,294   General Electric Capital Corp.,
                1.09%, 01/09/04(b)...........       934,294
    856,074   General Electric Capital Corp.,
                1.08%, 01/16/04(b)...........       856,074
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $1,790,368)............     1,790,368
                                               ------------
              TOTAL SECURITIES
                (Cost $387,673,224)..........   448,437,981
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.8%
$ 9,416,812   With Goldman Sachs Group, Inc.,
                dated 12/31/03, 1.04%, due
                01/02/04, repurchase proceeds
                at maturity $9,417,356
                (Collateralized by Archer-
                Daniels-Midland Company,
                8.88%, due 04/15/11, with a
                value of $1,968,029, Den
                Danske Bank -- 144A, 7.40%,
                due 06/15/10, with a value of
                $1,931,862, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value of
                $3,069,607, Morgan Stanley,
                6.75%, due 04/15/11, with a
                value of $768,501, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $1,867,599)(b)......  $  9,416,812
  8,365,425   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $8,365,634
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.28%, due 07/01/32, with a
                value of $8,783,697).........     8,365,425
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $17,782,237)...........    17,782,237
                                               ------------
              Total Investments -- 125.6%
                (Cost $405,455,461)..........   466,220,218
              Liabilities less other
                assets -- (25.6)%............   (94,887,208)
                                               ------------
              NET ASSETS -- 100.0%...........  $371,333,010
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $405,455,461.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $64,598,693
    Gross unrealized depreciation...........   (3,833,936)
                                              -----------
    Net unrealized appreciation.............  $60,764,757
                                              ===========

---------------

*      Non-income producing security.
** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 87.3%
              ADVERTISING -- 1.1%
$ 1,370,000   Advanstar Communications,
                Inc. -- 144A,
                10.75%, 08/15/10.............  $  1,489,876
    165,000   R.H. Donnelley Finance Corp.
                I -- 144A,
                8.88%, 12/15/10..............       186,450
  1,045,000   R.H. Donnelley Finance Corp.
                I -- 144A,
                10.88%, 12/15/12.............     1,244,856
    240,000   R.H. Donnelley Financial Corp.,
                10.88%, 12/15/12.............       285,900
                                               ------------
                                                  3,207,082
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    415,000   Armor Holdings, Inc. -- 144A,
                8.25%, 08/15/13..............       446,125
    230,000   BE Aerospace -- 144A,
                8.50%, 10/01/10..............       247,825
    140,000   K&F Industries, Series B,
                9.63%, 12/15/10..............       157,675
                                               ------------
                                                    851,625
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.4%
    250,000   AGCO Corp.,
                9.50%, 05/01/08..............       275,000
    755,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       849,375
                                               ------------
                                                  1,124,375
                                               ------------
              AGRICULTURE -- 0.1%
    345,000   Seminis Vegetable Seeds
                 -- 144A,
                10.25%, 10/01/13.............       372,600
                                               ------------
              AIRLINES -- 3.8%
    120,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       109,428
  1,080,000   American Airlines, Series
                2001-2,
                7.80%, 10/01/06..............       977,504
    295,000   American Airlines, Series
                2001-2,
                7.86%, 10/01/11..............       299,729
  1,180,000   AMR Corp.,
                9.00%, 08/01/12..............     1,008,900
  1,850,131   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,594,609
     15,949   Continental Airlines, Inc.,
                Series 1998-3,
                7.08%, 11/01/04..............        15,655
    460,000   Continental Airlines, Inc.,
                Series 1999-2,
                7.43%, 09/15/04..............       451,695

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AIRLINES (CONTINUED)
$ 1,900,000   Delta Air Lines,
                7.70%, 12/15/05..............  $  1,802,625
    500,000   Delta Air Lines,
                7.90%, 12/15/09..............       406,875
    890,000   Delta Air Lines, Series 2000-1,
                7.78%, 11/18/05..............       819,842
    161,333   Delta Air Lines, Series 2002-1,
                7.78%, 01/02/12..............       146,439
  1,280,000   Dunlop Standard Aerospace
                Holdings,
                11.88%, 05/15/09.............     1,376,000
  1,950,000   Northwest Airlines, Inc.,
                9.88%, 03/15/07..............     1,784,250
                                               ------------
                                                 10,793,551
                                               ------------
              APPAREL: MANUFACTURING -- 2.3%
  1,245,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,153,181
  1,055,000   J. Crew Operating Corp.,
                10.38%, 10/15/07.............     1,082,694
  1,325,000   Oxford Industries,
                Inc. -- 144A,
                8.88%, 06/01/11..............     1,455,844
    850,000   Perry Ellis International,
                Inc. -- 144A,
                8.88%, 09/15/13..............       898,875
    620,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       661,850
    295,000   Tropical Sportswear
                International, Series A,
                11.00%, 06/15/08.............       240,425
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............     1,015,000
                                               ------------
                                                  6,507,869
                                               ------------
              APPAREL: RETAIL -- 0.5%
  1,295,000   Mothers Work, Inc.,
                11.25%, 08/01/10.............     1,445,544
                                               ------------
              AUTOMOBILE: RENTAL -- 0.8%
  1,810,000   Williams Scotsman, Inc.,
                9.88%, 06/01/07..............     1,841,675
    285,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       313,856
                                               ------------
                                                  2,155,531
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 3.0%
  1,580,000   Collins & Aikman, Series B,
                9.75%, 02/15/10..............     1,698,500
  1,620,000   Dana Corp.,
                10.13%, 03/15/10.............     1,895,400

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
$   700,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............  $    703,500
    235,000   Keystone Automotive
                Operations -- 144A,
                9.75%, 11/01/13..............       253,800
    655,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       664,825
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       401,500
    810,000   Tenneco Automotive,
                Inc. -- 144A,
                10.25%, 07/15/13.............       925,425
  1,300,000   Tenneco Automotive, Inc.,
                Series B,
                11.63%, 10/15/09.............     1,410,500
    545,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       644,463
                                               ------------
                                                  8,597,913
                                               ------------
              BROADCAST SERVICES/MEDIA -- 7.4%
    715,000   Adelphia Communications,
                10.25%, 11/01/06(2)..........       668,525
    305,000   Adelphia Communications --
                Series B,
                9.25%, 10/01/32(2)...........       283,650
    120,000   Charter Communications Holdings
                LLC,
                8.25%, 04/01/07..............       113,400
  1,385,000   Charter Communications Holdings
                LLC,
                8.63%, 04/01/09..............     1,215,338
  1,080,000   Charter Communications Holdings
                LLC,
                10.00%, 04/01/09.............       966,600
    425,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............       392,063
  1,650,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,485,000
  1,720,000   Charter Communications Holdings
                LLC, zero coupon,
                01/15/11(1)..................     1,290,000
    325,000   Charter Communications Holdings
                LLC, zero coupon,
                05/15/11(1)..................       219,375
  1,495,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............     1,308,125
    495,000   CSC Holdings, Inc.,
                9.88%, 02/15/13..............       519,750
  2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     2,501,249

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   350,000   DirecTV Holdings,
                8.38%, 03/15/13..............  $    407,750
     46,000   Echostar DBS Corp.,
                9.13%, 01/15/09..............        51,693
    325,000   Entravision Communication
                Corp.,
                8.13%, 03/15/09..............       349,375
     70,000   Granite Broadcasting Corp.,
                9.38%, 12/01/05..............        70,175
  1,640,000   Insight Communications, zero
                coupon,
                02/15/11(1)..................     1,410,400
    570,000   LBI Media, Inc. -- 144A, zero
                coupon,
                10/15/13(1)..................       371,925
    100,000   Nexstar Financial Holdings LLC,
                Inc.,
                12.00%, 04/01/08.............       113,250
  1,205,000   Nexstar Financial Holdings LLC,
                Inc., zero coupon,
                04/01/13(1)..................       887,181
    360,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       410,400
    580,000   ONO Finance PLC,
                13.00%, 05/01/09.............       606,825
    900,000   ONO Finance PLC,
                14.00%, 02/15/11.............       950,625
    190,000   Paxson Communications, zero
                coupon,
                01/15/09(1)..................       167,675
  1,000,000   Pegasus Communications Corp.,
                Series B,
                9.63%, 10/15/05..............       925,000
    250,000   Pegasus Communications Corp.,
                Series B,
                9.75%, 12/01/06..............       226,875
    765,000   Pegasus Satellite,
                12.38%, 08/01/06.............       723,881
  1,940,000   Pegasus Satellite -- 144A,
                11.25%, 01/15/10.............     1,736,299
    455,000   Young Broadcasting,
                Inc. -- 144A,
                8.75%, 01/15/14..............       462,963
                                               ------------
                                                 20,835,367
                                               ------------
              CHEMICALS -- 6.3%
    260,000   Acetex Corp. -- 144A,
                10.88%, 08/01/09.............       289,900
  1,325,000   Avecia Group PLC,
                11.00%, 07/01/09.............     1,199,125
    365,000   Crown Euro Holdings SA,
                9.50%, 03/01/11..............       415,188

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$ 1,990,000   Crown Euro Holdings SA,
                10.88%, 03/01/13.............  $  2,350,687
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       727,050
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       865,800
    590,000   Huntsman Advanced Materials --
                144A,
                11.00%, 07/15/10.............       654,900
  1,135,000   Huntsman Company, LLC -- 144A,
                11.63%, 10/15/10.............     1,163,375
    760,000   IMC Global, Inc. -- 144A,
                10.88%, 08/01/13.............       836,000
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,850,875
    230,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............       241,500
    900,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............     1,003,500
    550,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       585,750
    530,000   Methanex Corp.,
                8.75%, 08/15/12..............       593,600
    733,000   Nalco Company -- 144A,
                7.75%, 11/15/11..............       787,975
    883,000   Nalco Company -- 144A,
                8.88%, 11/15/13..............       940,395
    225,000   Noveon, Inc., Series B,
                11.00%, 02/28/11.............       262,125
  2,100,000   OM Group Inc.,
                9.25%, 12/15/11..............     2,194,499
    765,000   Rockwood Specialties Corp. --
                144A,
                10.63%, 05/15/11.............       856,800
    210,000   Texas Petrochemical Corp.,
                11.13%, 07/01/06(2)..........        68,250
                                               ------------
                                                 17,887,294
                                               ------------
              COMMERCIAL SERVICES -- 0.0%
     90,000   Coinmach Corp.,
                9.00%, 02/01/10..............        98,100
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
$   610,000   Danka Business Systems,
                11.00%, 06/15/10.............  $    608,475
    443,000   Digitalnet, Inc.,
                9.00%, 07/15/10..............       481,763
    825,000   Stratus Technologies,
                Inc. -- 144A,
                10.38%, 12/01/08.............       879,656
                                               ------------
                                                  1,969,894
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,912,500
    865,000   Interface, Inc., Series B,
                9.50%, 11/15/05..............       843,375
  2,100,000   Xerox Capital Trust I,
                8.00%, 02/01/27..............     2,073,750
    325,000   Xerox Corp.,
                9.75%, 01/15/09..............       381,875
     10,000   Xerox Corp.,
                7.13%, 06/15/10..............        10,750
                                               ------------
                                                  5,222,250
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.1%
  1,405,000   Associated Materials, Inc.,
                9.75%, 04/15/12..............     1,545,500
  1,085,000   Dayton Superior Corp. -- 144A,
                10.75%, 09/15/08.............     1,117,550
     15,000   Koppers, Inc. -- 144A,
                9.88%, 10/15/13..............        16,613
    520,000   Owens Corning,
                7.70%, 05/01/08(2)...........       228,800
    560,000   Owens Corning,
                7.50%, 08/01/18(2)...........       246,400
                                               ------------
                                                  3,154,863
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.7%
    520,000   Amscan Holdings, Inc.,
                9.88%, 12/15/07..............       540,150
    385,000   Fedders North America,
                9.38%, 08/15/07..............       388,850
    440,000   Home Interiors & Gifts,
                10.13%, 06/01/08.............       447,150
    295,000   Jostens Holding Corp. -- 144A,
                zero coupon,
                12/01/13(1)..................       186,588
    300,000   Mobile Mini, Inc.,
                9.50%, 07/01/13..............       331,500
    175,000   Norcraft Companies -- 144A,
                9.00%, 11/01/11..............       189,875
                                               ------------
                                                  2,084,113
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING -- 1.5%
$   390,000   Consolidated Container Company,
                10.13%, 07/15/09.............  $    237,900
    190,000   Graham Packaging, Series B,
                8.75%, 01/15/08..............       195,225
    320,000   Graham Packaging, Series B,
                10.75%, 01/15/09.............       332,000
    240,000   Hexcel Corp.,
                9.88%, 10/01/08..............       271,800
    155,000   Hexcel Corp.,
                9.75%, 01/15/09..............       163,138
    300,000   Kappa Beheer BV,
                10.63%, 07/15/09.............       322,500
  1,150,000   Owens-Brockway Glass
                Containers,
                8.25%, 05/15/13..............     1,240,562
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       697,599
    415,000   Tekni-Plex, Inc. -- 144A,
                8.75%, 11/15/13..............       434,713
     60,000   Tekni-Plex, Inc., Series B,
                12.75%, 06/15/10.............        65,700
    355,000   US Can Corp. -- 144A,
                10.88%, 07/15/10.............       373,194
                                               ------------
                                                  4,334,331
                                               ------------
              DISTRIBUTION -- 0.2%
    485,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       534,713
                                               ------------
              ELECTRICAL EQUIPMENT -- 0.2%
    400,000   Rayovac Corp.
                8.50%, 10/01/13..............       426,000
                                               ------------
              ELECTRONICS -- 1.0%
    650,000   Muzak Holdings LLC, zero
                coupon,
                03/15/10(1)..................       581,750
    775,000   Muzak LLC,
                10.00%, 02/15/09.............       829,250
  1,380,000   Muzak LLC,
                9.88%, 03/15/09..............     1,340,325
                                               ------------
                                                  2,751,325
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.9%
    455,000   Allied Waste North America
                Industries, Inc., Series B,
                9.25%, 09/01/12..............       518,700
  1,855,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     2,021,950
                                               ------------
                                                  2,540,650
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 3.0%
$ 1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............  $  1,348,937
    590,000   Burns, Philp Capital Pty.,
                Ltd. -- 144A,
                9.50%, 11/15/10..............       643,100
    815,000   Burns, Philp Capital Pty.,
                Ltd. -- 144A,
                10.75%, 02/15/11.............       892,425
    395,000   Doane Pet Care Company,
                10.75%, 03/01/10.............       410,800
    765,000   Land O' Lakes, Inc. -- 144A,
                9.00%, 12/15/10..............       774,563
    795,000   Luigino's, Inc.,
                10.00%, 02/01/06.............       818,850
    605,000   Merisant Company -- 144A,
                9.50%, 07/15/13..............       647,350
    710,000   Michael Foods -- 144A,
                8.00%, 11/15/13..............       743,725
  1,589,000   New World Pasta Company,
                9.25%, 02/15/09..............       421,085
    300,000   Pinnacle Foods Holding -- 144A,
                8.25%, 12/01/13..............       312,000
  1,000,000   Premier International Foods
                PLC,
                12.00%, 09/01/09.............     1,100,000
    395,000   United Agriculture Products --
                144A,
                8.25%, 12/15/11..............       407,838
                                               ------------
                                                  8,520,673
                                               ------------
              LEISURE AND RECREATION -- 7.3%
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       404,250
    420,000   AMF Bowling Worldwide,
                13.00%, 09/01/08.............       473,025
     40,000   Bally Total Fitness Holding --
                144A,
                10.50%, 07/15/11.............        40,400
    245,000   Equinox Holdings, Ltd. -- 144A,
                9.00%, 12/15/09..............       254,188
    295,000   Gaylord Entertainment
                Company -- 144A,
                8.00%, 11/15/13..............       312,700
    910,000   Hockey Company,
                11.25%, 04/15/09.............     1,043,088
    640,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(2)..........       454,400
    360,000   Imax Corp. -- 144A,
                9.63%, 12/01/10..............       380,250
  1,695,000   Inn of the Mountain Gods --
                144A,
                12.00%, 11/15/10.............     1,809,413

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$   855,000   Intrawest Corp. -- 144A,
                7.50%, 10/15/13..............  $    893,475
    790,000   Kerzner International,
                8.88%, 08/15/11..............       867,025
  2,210,000   Majestic Star Casino LLC -144A,
                9.50%, 10/15/10..............     2,276,299
    350,000   MGM MIRAGE, Inc.,
                9.75%, 06/01/07..............       400,750
  1,065,000   Penn National Gaming, Inc.,
                Series B,
                11.13%, 03/01/08.............     1,200,788
     85,000   Royal Caribbean Cruises,
                8.00%, 05/15/10..............        93,075
  2,000,000   Royal Caribbean Cruises,
                8.75%, 02/02/11..............     2,269,999
    390,000   Royal Caribbean Cruises,
                7.25%, 03/15/18..............       382,200
  1,595,000   Six Flags, Inc. -- 144A,
                9.63%, 06/01/14..............     1,674,750
    515,000   Six Flags, Inc.,
                9.75%, 06/15/07..............       540,106
    470,000   Six Flags, Inc.,
                9.50%, 02/01/09..............       494,675
    150,000   Six Flags, Inc.,
                8.88%, 02/01/10..............       154,688
    120,000   Six Flags, Inc.,
                9.75%, 04/15/13..............       126,900
  1,785,000   Venetian Casino Resort/Las
                Vegas Sands,
                11.00%, 06/15/10.............     2,079,524
  1,778,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,893,570
                                               ------------
                                                 20,519,538
                                               ------------
              MACHINERY -- 1.5%
    725,000   Flowserve Corp.,
                12.25%, 08/15/10.............       844,625
  1,330,000   Terex Corp.,
                9.25%, 07/15/11..............     1,469,650
  1,225,000   Terex Corp., Series B,
                10.38%, 04/01/11.............     1,378,125
    470,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       537,563
                                               ------------
                                                  4,229,963
                                               ------------
              MANUFACTURING -- 1.0%
    465,000   Avondale Mills, Inc.,
                10.25%, 07/01/13.............       295,275
    960,000   Dresser, Inc.,
                9.38%, 04/15/11..............     1,048,800

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING (CONTINUED)
$   160,000   Foamex LP,
                10.75%, 04/01/09.............  $    153,200
    245,000   Jacuzzi Brands, Inc. -- 144A,
                9.63%, 07/01/10..............       270,725
    445,000   Louisiana Pacific Corp.,
                10.88%, 11/15/08.............       531,775
    380,000   Reddy Ice Group, Inc. -- 144A,
                8.88%, 08/01/11..............       404,700
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(2)...........        21,600
                                               ------------
                                                  2,726,075
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.6%
    870,000   Ardent Health Services -- 144A,
                10.00%, 08/15/13.............       952,650
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       292,950
    565,000   Magellan Health
                Services -- 144A,
                9.38%, 11/15/07(2)...........       596,075
    455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............       478,888
    670,000   Pacificare Health System,
                10.75%, 06/01/09.............       793,950
    450,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       472,500
  2,550,000   Tenet Healthcare Corp.,
                7.38%, 02/01/13..............     2,575,500
  1,100,000   Vanguard Health Systems,
                9.75%, 08/01/11..............     1,199,000
                                               ------------
                                                  7,361,513
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.0%
    120,000   Alliance Imaging,
                10.38%, 04/15/11.............       127,800
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,509,063
  1,010,000   Norcross Safety
                Products -- 144A,
                9.88%, 08/15/11..............     1,113,525
                                               ------------
                                                  2,750,388
                                               ------------
              OIL AND GAS: PIPELINES -- 5.2%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       412,450
  2,065,000   Dynegy Holdings, Inc.,
                6.88%, 04/01/11..............     1,912,706
    440,000   Dynegy Holdings, Inc.,
                8.75%, 02/15/12..............       446,050
    195,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............       169,406

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$ 2,325,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............  $  2,685,375
  2,910,000   El Paso Corp.,
                7.00%, 05/15/11..............     2,699,025
    215,000   Gulfterra Energy
                Partner -- 144A,
                10.63%, 12/01/12.............       267,675
    642,000   Gulfterra Energy Partner,
                Series B,
                8.50%, 06/01/10..............       731,880
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       423,700
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       310,750
  1,100,000   Transmontaigne, Inc. -- 144A,
                9.13%, 06/01/10..............     1,185,250
  2,090,000   Williams Companies, Inc.,
                8.63%, 06/01/10..............     2,356,475
    975,000   Williams Companies, Inc.,
                Series A,
                6.75%, 01/15/06..............     1,014,000
                                               ------------
                                                 14,614,742
                                               ------------
              OIL, COAL AND GAS -- 2.6%
    290,000   Comstock Resources, Inc.,
                11.25%, 05/01/07.............       313,200
    785,000   Continental Resources,
                10.25%, 08/01/08.............       792,850
     40,000   Grey Wolf, Inc.,
                8.88%, 07/01/07..............        41,400
     35,000   Grey Wolf, Inc., Series C,
                8.88%, 07/01/07..............        36,225
    355,000   Hanover Compress Company,
                8.63%, 12/15/10..............       370,975
    200,000   Parker Drilling
                Company -- 144A,
                9.63%, 10/01/13..............       209,000
    375,000   Petrobras International
                Finance,
                9.13%, 07/02/13..............       412,500
  1,780,625   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     2,123,395
    295,000   Premcor Refining Group -- 144A,
                7.75%, 02/01/12..............       305,325
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       332,200
  1,295,000   Sesi LLC,
                8.88%, 05/15/11..............     1,418,025
  1,265,000   Trico Marine Services, Inc.,
                8.88%, 05/15/12..............       929,775
                                               ------------
                                                  7,284,870
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 1.9%
$ 1,005,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............  $  1,170,825
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,599,675
    465,000   Georgia-Pacific Corp.,
                9.50%, 05/15/22..............       485,925
    525,000   Longview Fibre Company,
                10.00%, 01/15/09.............       578,813
     60,000   Millar Western Forest -- 144A,
                7.75%, 11/15/13..............        62,550
    550,000   Tembec Industries, Inc.,
                8.63%, 06/30/09..............       569,250
  1,000,000   Tembec Industries, Inc.,
                8.50%, 02/01/11..............     1,040,000
                                               ------------
                                                  5,507,038
                                               ------------
              PHARMACEUTICALS -- 0.2%
    425,000   Valeant
                Pharmaceuticals -- 144A,
                7.00%, 12/15/11..............       439,875
                                               ------------
              PRINTING AND PUBLISHING -- 1.8%
    485,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............       519,556
  1,195,000   Canwest Media, Inc.,
                10.63%, 05/15/11.............     1,371,263
    405,000   CBD Media/CBD Finance -- 144A,
                8.63%, 06/01/11..............       447,525
    245,000   Dex Media East LLC,
                9.88%, 11/15/09..............       281,750
  1,295,000   Dex Media West -- 144A,
                9.88%, 08/15/13..............     1,511,912
    835,000   Liberty Group Operating,
                9.38%, 02/01/08..............       847,525
                                               ------------
                                                  4,979,531
                                               ------------
              REAL ESTATE DEVELOPMENT AND MANAGEMENT
                SERVICES -- 0.4%
    500,000   CB Richard Ellis Service,
                11.25%, 06/15/11.............       567,500
    485,000   CBRE Escrow, Inc. -- 144A,
                9.75%, 05/15/10..............       540,775
                                               ------------
                                                  1,108,275
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.9%
    760,000   Felcor Lodging LP,
                9.50%, 09/15/08..............       824,600
    165,000   Host Marriott LP, Series G,
                9.25%, 10/01/07..............       185,213

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$   300,000   Host Marriott LP, Series I,
                9.50%, 01/15/07..............  $    335,250
  1,085,000   Mandalay Resort Group, Series
                B,
                10.25%, 08/01/07.............     1,258,600
                                               ------------
                                                  2,603,663
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.7%
  1,710,000   Quintiles Transnational
                Corp. -- 144A,
                10.00%, 10/01/13.............     1,855,350
                                               ------------
              RETAIL -- 0.8%
    295,000   General Nutrition
                Center -- 144A,
                8.50%, 12/01/10..............       303,850
  1,100,000   Hollywood Entertainment,
                9.63%, 03/15/11..............     1,188,000
    600,000   Payless Shoesource, Inc.,
                8.25%, 08/01/13..............       580,500
    190,000   Shopko Stores,
                9.25%, 03/15/22..............       181,450
                                               ------------
                                                  2,253,800
                                               ------------
              SEMICONDUCTORS -- 1.7%
    644,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............       771,190
     65,000   Amkor Technology, Inc.,
                9.25%, 02/15/08..............        74,100
    305,000   Amkor Technology, Inc.,
                10.50%, 05/01/09.............       327,113
    845,000   Chippac International, Ltd.,
                Series B,
                12.75%, 08/01/09.............       937,950
  1,825,000   On Semiconductor Corp.,
                13.00%, 05/15/08.............     2,130,687
    645,000   SCG Holding & Semiconductor
                Company,
                12.00%, 08/01/09.............       696,600
                                               ------------
                                                  4,937,640
                                               ------------
              SPECIAL PURPOSE ENTITY -- 4.9%
    395,000   Bombardier
                Recreational -- 144A,
                8.38%, 12/15/13..............       414,750
  1,088,100   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,186,029
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,677,499
  1,345,000   Couche -- Tard US -- 144A,
                7.50%, 12/15/13..............     1,415,613
    587,585   Hollinger
                Participation -- 144A,
                12.13%, 11/15/10.............       700,695

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,035,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............  $  1,146,263
    395,000   Kraton Polymers LLC -- 144A,
                8.13%, 01/15/14..............       412,775
  1,350,000   MDP Acquisitions PLC,
                9.63%, 10/01/12..............     1,518,750
  1,395,000   PCA LLC/PCA Finance Corp.,
                11.88%, 08/01/09.............     1,534,499
    855,000   Poster Financial Group -- 144A,
                8.75%, 12/01/11..............       908,438
    475,000   Sensus Metering
                Systems -- 144A,
                8.63%, 12/15/13..............       489,844
  1,060,000   Tabletop Holdings,
                Inc. -- 144A, zero coupon,
                05/15/14(1)..................       588,300
  1,575,000   Universal City Development --
                144A,
                11.75%, 04/01/10.............     1,850,624
                                               ------------
                                                 13,844,079
                                               ------------
              SYNDICATED BANK LOANS -- 1.3%
    800,000   Century Cable Holdings, Term
                loan,
                6.00%, 06/30/09..............       741,000
  1,091,902   Huntsman Company, LLC, Term A,
                6.00%, 03/31/07..............     1,028,571
    826,689   Huntsman International, LLC,
                Term B,
                8.94%, 03/31/07..............       778,741
    981,772   IPCS, Term loan,
                6.75%, 06/30/08(2)...........       723,566
    500,000   Mirant Corp.,
                8.63%, 07/17/49(2)...........       292,188
                                               ------------
                                                  3,564,066
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 8.4%
  1,300,000   ACC Escrow Corp. -- 144A,
                10.00%, 08/01/11.............     1,456,000
    340,000   American Tower Corp.,
                9.38%, 02/01/09..............       363,800
  1,575,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     1,736,437
    295,000   Centennial Communications,
                10.75%, 12/15/08.............       312,700
    440,000   Cincinnati Bell, Inc. -- 144A,
                8.38%, 01/15/14..............       475,200
    190,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............       214,700

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$ 1,500,000   Embratel -- 144A,
                11.00%, 12/15/08.............  $  1,545,000
    355,000   General Cable Corp. -- 144A,
                9.50%, 11/15/10..............       381,625
    705,000   Insight Midwest, L.P. / Insight
                Capital, Inc.,
                10.50%, 11/01/10.............       770,213
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11.............       155,000
  1,780,000   LCI International, Inc.,
                7.25%, 06/15/07..............     1,717,700
  1,420,000   Level 3 Financing,
                Inc. -- 144A,
                10.75%, 10/15/11.............     1,508,750
    975,000   Marconi Corp. PLC,
                8.00%, 04/30/08..............       992,505
    450,000   Nextel Communications,
                7.38%, 08/01/15..............       486,000
    875,000   Nextel Partners, Inc.,
                12.50%, 11/15/09.............     1,019,375
    995,000   Nextel Partners, Inc.,
                11.00%, 03/15/10.............     1,104,450
     65,000   Nextel Partners, Inc.,
                11.00%, 03/15/10.............        72,150
     89,717   NII Holdings, Ltd., zero
                coupon,
                11/01/09(1)..................        89,958
  2,300,000   Nortel Networks Corp.,
                4.25%, 09/01/08..............     2,187,874
    485,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09..............       483,788
    985,000   Qwest Capital Funding Corp.,
                7.90%, 08/15/10..............     1,004,700
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       108,900
  1,865,000   Qwest Services Corp. -- 144A,
                13.50%, 12/15/10.............     2,275,299
    695,000   SBA Telecommunications/SBA
                Communications Corp. -- 144A,
                zero coupon,
                12/15/11(1)..................       493,450
    350,000   Telewest Communication PLC,
                11.00%, 10/01/07(2)..........       229,250
  1,165,000   Telewest Communication PLC,
                zero coupon,
                04/15/09(1)..................       611,625
    202,000   Ubiquitel Operating Company,
                zero coupon,
                05/15/10(1)..................       152,510

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   415,000   US Unwired, Inc., Series B,
                zero coupon,
                11/01/09(1)..................  $    302,950
  1,400,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     1,484,000
                                               ------------
                                                 23,735,909
                                               ------------
              TRANSPORTATION: SERVICES -- 0.6%
    380,000   Hornbeck Offshore Services,
                10.63%, 08/01/08.............       421,800
    715,000   Omi Corp. -- 144A,
                7.63%, 12/01/13..............       724,831
    115,000   Petroleum Helicopters,
                9.38%, 05/01/09..............       122,763
    530,000   Quality Distribution Capital --
                144A,
                9.00%, 11/15/10..............       557,162
                                               ------------
                                                  1,826,556
                                               ------------
              UTILITIES -- 0.8%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       712,788
  1,325,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     1,616,500
                                               ------------
                                                  2,329,288
                                               ------------
              UTILITIES: ELECTRIC -- 4.6%
    750,000   AES Corp.,
                8.50%, 11/01/07..............       765,000
    553,000   AES Corp.,
                9.38%, 09/15/10..............       615,904
    500,000   AES Corp.,
                8.88%, 11/01/27..............       452,500
     62,824   AES Corp. -- 144A,
                10.00%, 07/15/05.............        64,238
    700,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       785,750
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       351,850
    517,185   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       572,726
  1,460,000   Calpine Canada Energy
                Financial,
                8.50%, 05/01/08..............     1,171,650
  1,040,000   Calpine Corp.,
                8.25%, 08/15/05..............     1,011,400
  1,065,000   Calpine Corp.,
                7.63%, 04/15/06..............       947,850
    305,000   Calpine Corp.,
                10.50%, 05/15/06.............       294,325

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   395,000   Calpine Corp.,
                8.50%, 02/15/11..............  $    314,519
    290,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............       284,200
  1,365,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............     1,337,700
    540,000   Illinova Corp.,
                7.50%, 06/15/09..............       596,700
  2,505,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............     2,645,905
    415,000   Reliant Resources,
                Inc. -- 144A,
                9.25%, 07/15/10..............       441,975
    195,000   Reliant Resources,
                Inc. -- 144A,
                9.50%, 07/15/13..............       209,625
                                               ------------
                                                 12,863,817
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $231,229,181)..........   246,751,639
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 1.2%
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
     23,950   Digitalnet Holdings, Inc.*.....       467,025
                                               ------------
              LEISURE AND RECREATION -- 0.2%
     19,280   Six Flags, Inc. ...............       441,512
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.8%
      1,752   FLAG Telecom Group, Ltd.*......       165,792
      9,710   NII Holdings, Inc. -- Class
                B*...........................       724,657
     20,340   NTL, Inc.*.....................     1,418,715
                                               ------------
                                                  2,309,164
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $3,437,834)..................     3,217,701
                                               ------------
              PREFERRED STOCKS -- 1.0%
              BROADCAST SERVICES/MEDIA
     26,730   CSC Holdings, Inc., Series M,
                11.13% (Cost $2,737,790).....     2,813,333
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.8%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A,
                5.50%........................       746,658
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................  $    266,100
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     24,775   Crown Castle International
                Corp.,
                6.25%........................     1,114,875
        160   Lucent Technology Capital Trust
                I,
                7.75%........................       170,000
                                               ------------
                                                  1,284,875
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $2,044,844)............     2,297,633
                                               ------------
              WARRANTS -- 0.0%
      1,125   American Tower Corp., Expires
                08/01/08*....................       141,187
      1,000   IPCS, Inc. -- 144A, Expires
                07/15/10*....................             0
      1,000   IWO Holdings, Inc., Expires
                01/15/11*....................             0
         84   New World Coffee, Expires
                6/20/06*.....................             1
      1,000   ONO Finance, Expires
                03/16/11*....................             0
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*............             0
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       141,188
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 1.6%
              BROADCAST SERVICES/MEDIA -- 0.3%
$   410,000   Charter Communications Holdings
                LLC,
                5.75%, 10/15/05..............       389,500
    320,000   Sinclair Broadcasting Group,
                4.88%, 07/15/18..............       353,200
                                               ------------
                                                    742,700
                                               ------------
              LEISURE AND RECREATION -- 0.2%
    405,000   Wynn Resorts -- 144A,
                6.00%, 07/15/15..............       601,425
                                               ------------
              SEMICONDUCTORS -- 0.1%
    190,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       192,850
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.0%
$ 1,805,000   American Tower Corp.,
                6.25%, 10/15/09..............  $  1,823,050
  1,030,000   Nextel Communications,
                6.00%, 06/01/11..............     1,282,350
                                               ------------
                                                  3,105,400
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $4,064,474)............     4,642,375
                                               ------------
              TOTAL SECURITIES
                (Cost $243,589,525)..........   259,863,869
                                               ------------
              REPURCHASE AGREEMENT -- 6.9%
 19,578,332   With Investors Bank and Trust,
                dated 12/31/03, 0.45%, due
                01/02/04, repurchase proceeds
                at maturity $19,578,821
                (Collateralized by Fannie
                Mae, 4.13%, due 02/01/33,
                with a value of $17,194,234
                and Small Business
                Administration, 3.13%, due
                09/25/26, with a value of
                $3,363,015) (Cost
                $19,578,332).................    19,578,332
                                               ------------
              Total Investments -- 98.8%
                (Cost $263,167,857)..........   279,442,201
              Assets less other
                liabilities -- 1.2%..........     3,258,573
                                               ------------
              NET ASSETS -- 100.0%...........  $282,700,774
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $263,720,135.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $21,048,884
    Gross unrealized depreciation...........   (5,326,818)
                                              -----------
    Net unrealized appreciation.............  $15,722,066
                                              ===========

---------------

*   Non-income producing security.

(1) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(2) Bond is in default.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2003

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS -- 92.8%
              AEROSPACE AND DEFENSE -- 0.2%
    716,144   Bae Systems PLC.......  $    2,154,865     BRI
                                      --------------
              AIRLINES -- 0.1%
    573,000   Japan Airlines System
                Corp. ..............       1,513,524     JAP
                                      --------------
              AUTOMOBILES -- 4.1%
     43,700   Bayerische Motoren
                Werke AG............       2,012,836     GER
    164,000   DaimlerChrysler
                AG(a)...............       7,605,559     GER
     40,000   Honda Motor Company,
                Ltd. ...............       1,777,114     JAP
    612,000   Mitsubishi Motors
                Corp.*(a)...........       1,250,961     JAP
    784,000   Nissan Motor Company,
                Ltd.(a).............       8,956,655     JAP
    127,600   Renault SA............       8,795,843     FRA
    491,000   Suzuki Motor Corp. ...       7,268,303     JAP
    146,400   Toyota Motor Corp. ...       4,946,500     JAP
                                      --------------
                                          42,613,771
                                      --------------
              BANKS -- 11.8%
    669,990   ABN AMRO Holding
                N.V.................      15,662,162     NET
    306,688   Australia & New
                Zealand Banking
                Group, Ltd. ........       4,084,576     AUS
    843,200   Banco Bilbao Vizcaya
                Argentaria SA(a)....      11,635,477     SPA
    504,600   Barclays PLC..........       4,496,341     BRI
    266,600   BNP Paribas, SA.......      16,771,589     FRA
     57,238   Credit Suisse Group...       2,093,453     SWI
     77,600   Deutsche Bank AG......       6,219,541     GER
    294,000   DNB NOR ASA...........       1,958,412     NOR
    353,250   ForeningsSparbanken
                AB..................       6,953,934     SWE
    169,500   Hang Seng Bank,
                Ltd. ...............       2,227,103     HNG
    513,100   HBOS PLC..............       6,639,039     BRI
    583,600   HSBC Holdings PLC.....       9,163,776     BRI
    115,900   National Australia
                Bank, Ltd.(a).......       2,614,859     AUS
     59,000   National Bank of
                Canada(a)...........       1,968,340     CDA
    434,400   Royal Bank of Scotland
                Group PLC...........      12,787,461     BRI
     27,600   Societe Generale......       2,434,706     FRA

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    400,800   Standard Chartered
                PLC.................  $    6,612,394     BRI
    100,000   Svenska Handelsanken
                AB -- Class A.......       2,045,075     SWE
    111,500   UBS AG................       7,633,406     SWI
                                      --------------
                                         124,001,644
                                      --------------
              BROADCAST SERVICES/MEDIA -- 1.3%
    222,285   News Corp., Ltd. .....       2,007,693     AUS
    177,207   Singapore Press
                Holdings, Ltd. .....       1,972,329     SIN
    380,152   Vivendi Universal
                SA*.................       9,231,632     FRA
                                      --------------
                                          13,211,654
                                      --------------
              CHEMICALS -- 2.3%
     31,350   L'Air Liquide SA......       5,531,018     FRA
    108,100   Nitto Denko Corp. ....       5,751,073     JAP
    134,600   Norsk Hydro ASA.......       8,289,570     NOR
        200   Norsk Hydro ASA
                (ADR)...............          12,360     NOR
     38,500   Shin-Etsu Chemical
                Company, Ltd. ......       1,573,922     JAP
    617,000   Sumitomo Chemical
                Company, Ltd. ......       2,545,399     JAP
                                      --------------
                                          23,703,342
                                      --------------
              COMMERCIAL SERVICES -- 0.2%
    338,300   Brambles Industries
                PLC.................       1,231,207     BRI
    145,000   Brambles Industries,
                Ltd.(a).............         576,726     AUS
                                      --------------
                                           1,807,933
                                      --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
     37,100   SAP AG................       6,255,608     GER
     16,300   SAP AG (ADR)..........         677,428     GER
                                      --------------
                                           6,933,036
                                      --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
     85,000   Canon, Inc. ..........       3,958,839     JAP
    135,000   Ricoh Company,
                Ltd. ...............       2,664,971     JAP
                                      --------------
                                           6,623,810
                                      --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.9%
    216,200   Bouygues SA(a)........       7,552,460     FRA
    184,500   CRH PLC...............       3,785,212     IRE
    161,686   Holcim, Ltd. .........       7,527,574     SWI

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES (CONTINUED)
     46,000   Rohm Company, Ltd. ...  $    5,392,570     JAP
    425,000   Sekisui House,
                Ltd. ...............       4,391,217     JAP
     78,000   Tostem Inax Holding
                Corp. ..............       1,507,000     JAP
                                      --------------
                                          30,156,033
                                      --------------
              CONSUMER GOODS AND SERVICES -- 2.9%
     52,900   Hoya Corp. ...........       4,858,465     JAP
     53,000   L'Oreal SA............       4,341,389     FRA
    253,000   Nikon Corp. ..........       3,816,017     JAP
     77,000   Reckitt Benckiser
                PLC.................       1,740,614     BRI
     83,950   Sony Corp.(a).........       2,906,986     JAP
    313,000   Swire Pacific, Ltd. --
                Class A.............       1,931,302     HNG
     22,400   Uni-Charm Corp. ......       1,101,811     JAP
     61,200   Unilever NV...........       3,998,892     NET
    602,600   Unilever PLC..........       5,612,070     BRI
                                      --------------
                                          30,307,546
                                      --------------
              CONTAINERS AND PACKAGING -- 0.1%
    204,400   Amcor, Ltd. ..........       1,271,830     AUS
                                      --------------
              DISTRIBUTION -- 0.5%
  2,232,000   Li & Fung, Ltd. ......       3,823,986     HNG
     73,500   Wolseley PLC..........       1,038,434     BRI
                                      --------------
                                           4,862,420
                                      --------------
              DIVERSIFIED SERVICES -- 1.2%
  1,371,600   Bombardier, Inc. --
                Class B(a)..........       5,802,066     CDA
    264,800   Hutchison Whampoa,
                Ltd. ...............       1,952,828     HNG
    390,000   Mitsubishi Corp. .....       4,135,150     JAP
     36,300   TUI AG(a).............         745,648     GER
                                      --------------
                                          12,635,692
                                      --------------
              ELECTRONICS -- 4.6%
     38,422   Advantest Corp. ......       3,048,227     JAP
     44,100   Epcos AG*.............         986,453     GER
     62,200   Fanuc, Ltd. ..........       3,727,123     JAP
     37,300   Hirose Electric
                Company, Ltd. ......       4,282,154     JAP
  1,939,000   Johnson Electric
                Holdings, Ltd. .....       2,472,768     HNG
      6,500   Keyence Corp. ........       1,370,497     JAP
    184,600   Koninklijke (Royal)
                Philips Electronics
                NV..................       5,385,452     NET

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     45,500   Murata Manufacturing
                Company, Ltd. ......  $    2,458,886     JAP
  1,590,000   NEC Corp. ............      11,709,072     JAP
     58,793   Samsung Electronics
                (GDR)(a)............      11,053,084     KOR
    190,000   Venture Corp.,
                Ltd. ...............       2,237,795     SIN
                                      --------------
                                          48,731,511
                                      --------------
              ENGINEERING -- 0.2%
  1,580,000   Singapore Technologies
                Engineering,
                Ltd. ...............       1,898,121     SIN
                                      --------------
              FINANCIAL SERVICES -- 2.7%
     34,300   ACOM Company, Ltd. ...       1,555,889     JAP
     29,660   AIFUL Corp. ..........       2,170,379     JAP
    279,000   Daiwa Securities
                Group, Inc. ........       1,898,367     JAP
    470,000   DBS Group Holdings,
                Ltd. ...............       4,068,665     SIN
     26,656   Deutsche Boerse AG....       1,461,247     GER
     46,671   Muenchener
                Rueckversicherungs-
                Gesellschaft AG.....       5,596,228     GER
    458,000   Nikko Cordial
                Corp. ..............       2,552,044     JAP
    251,000   Nomura Holdings,
                Inc. ...............       4,275,481     JAP
     62,080   Orix Corp. ...........       5,133,739     JAP
                                      --------------
                                          28,712,039
                                      --------------
              FOOD AND BEVERAGE -- 4.0%
    275,000   Compass Group PLC.....       1,868,878     BRI
    253,900   Diageo PLC............       3,337,449     BRI
    964,205   Foster's Group,
                Ltd. ...............       3,268,510     AUS
     39,200   Groupe Danone.........       6,392,339     FRA
     61,500   Heineken Holding
                NV -- Class A.......       2,102,637     NET
    297,543   Heineken NV...........      11,320,154     NET
     50,900   Koninklijke Numico
                NV*.................       1,405,399     NET
     49,243   Nestle SA.............      12,298,810     SWI
      1,200   Nissin Food Products
                Company, Ltd. ......          29,905     JAP
                                      --------------
                                          42,024,081
                                      --------------
              INSURANCE -- 5.0%
     60,400   Allianz AG............       7,615,414     GER
     61,300   Assicurazioni Generali
                Spa.................       1,622,255     ITA
     44,100   Great-West Lifeco,
                Inc. ...............       1,551,736     CDA
    357,572   ING Groep NV..........       8,331,820     NET

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     48,800   Manulife Financial
                Corp. ..............  $    1,579,367     CDA
        354   Millea Holdings,
                Inc. ...............       4,625,723     JAP
    709,000   Mitsui Sumitomo
                Insurance Company,
                Ltd. ...............       5,823,409     JAP
    412,700   Prudential PLC........       3,485,548     BRI
    349,440   QBE Insurance Group,
                Ltd.(a).............       2,790,271     AUS
    251,512   Sompo Japan Insurance,
                Inc. ...............       2,068,155     JAP
    189,903   Swiss Re..............      12,816,765     SWI
                                      --------------
                                          52,310,463
                                      --------------
              INTERNET SERVICES -- 1.5%
     22,400   Softbank Corp. .......         685,757     JAP
    100,000   Thomson Corp. ........       3,625,000     CDA
    195,524   Thomson Corp. ........       7,118,761     CDA
        345   Yahoo Japan
                Corp.*(a)...........       4,636,924     JAP
                                      --------------
                                          16,066,442
                                      --------------
              LEISURE AND RECREATION -- 0.4%
     87,600   Accor SA..............       3,963,127     FRA
                                      --------------
              MANUFACTURING -- 4.5%
    409,328   ABB, Ltd.*............       2,074,431     SWI
    375,800   Assa Abloy AB.........       4,470,075     SWE
    402,524   Compagnie Financiere
                Richemont AG........       9,662,919     SWI
    641,000   Mitsubishi Heavy
                Industries, Ltd. ...       1,782,882     JAP
     21,700   NIDEC Corp.(a)........       2,071,971     JAP
     61,900   Schneider Electric
                SA..................       4,048,531     FRA
    129,000   Siemens AG(a).........      10,331,058     GER
     32,700   SMC Corp. ............       4,071,477     JAP
    607,214   Smiths Group PLC......       7,178,073     BRI
     78,600   Wesfarmers, Ltd. .....       1,568,456     AUS
                                      --------------
                                          47,259,873
                                      --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.6%
     54,600   Essilor International
                SA CIE Generale
                D'Optique...........       2,821,084     FRA
    370,600   Smith & Nephew PLC....       3,110,100     BRI
                                      --------------
                                           5,931,184
                                      --------------
              METALS AND MINING -- 3.6%
     67,700   Alcan, Inc. ..........       3,171,131     CDA
    428,300   Alumina, Ltd. ........       2,119,734     AUS

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
    102,900   Anglo American PLC....  $    2,221,198     BRI
  1,152,109   BHP Billiton PLC......      10,054,906     BRI
    203,975   BHP Billiton, Ltd. ...       1,873,047     AUS
     59,000   Companhia Vale do Rio
                Doce (CVRD) (ADR)...       3,451,500     BRA
     65,000   Companhia Vale do Rio
                Doce (CVRD) (ADR)...       3,348,150     BRA
     77,200   Inco, Ltd.*...........       3,083,582     CDA
    994,000   Nippon Steel Corp. ...       2,133,844     JAP
     58,500   Rio Tinto PLC.........       1,614,308     BRI
    407,500   WMC Resources, Ltd.*..       1,728,240     AUS
    255,000   Xstrata PLC...........       2,873,065     BRI
                                      --------------
                                          37,672,705
                                      --------------
              OIL, COAL AND GAS -- 5.2%
  1,833,900   BG Group PLC..........       9,404,674     BRI
    315,800   Eni Spa...............       5,953,649     ITA
    134,500   Repsol YPF SA.........       2,620,422     SPA
    492,400   Royal Dutch Petroleum
                Company.............      25,937,839     NET
     34,000   Royal Dutch Petroleum
                Company.............       1,781,260     NET
    518,300   Statoil ASA(a)........       5,812,543     NOR
    112,200   Suncor Energy,
                Inc. ...............       2,819,968     CDA
                                      --------------
                                          54,330,355
                                      --------------
              PAPER AND FOREST PRODUCTS -- 0.8%
    408,800   Abitibi-Consolidated,
                Inc.(a).............       3,278,367     CDA
    189,000   Sumitomo Forestry
                Company, Ltd. ......       1,599,991     JAP
    196,000   UPM-Kymmene Oyj(a)....       3,734,627     FIN
                                      --------------
                                           8,612,985
                                      --------------
              PHARMACEUTICALS -- 10.4%
    549,728   AstraZeneca PLC.......      26,805,741     BRI
    167,100   AstraZeneca PLC.......       8,008,956     BRI
     40,062   AstraZeneca PLC
                (ADR)(a)............       1,938,200     BRI
    102,200   Chugai Pharmaceutical
                Company, Ltd. ......       1,469,948     JAP
     42,500   GlaxoSmithKline PLC...         972,890     BRI
    378,971   Novartis AG...........      17,199,500     SWI
     58,800   Novo Nordisk A/S --
                Class B.............       2,393,359     DEN
     58,412   Roche Holding AG......       5,889,829     SWI

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    241,000   Sankyo Company,
                Ltd. ...............  $    4,532,527     JAP
    411,080   Sanofi-Synthelabo
                SA..................      30,927,168     FRA
      2,747   Serono SA -- Class
                B...................       1,958,337     SWI
    256,000   Shionogi & Company,
                Ltd. ...............       4,769,236     JAP
     59,000   Yamanouchi
                Pharmaceutical
                Company, Ltd. ......       1,833,769     JAP
                                      --------------
                                         108,699,460
                                      --------------
              PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
     33,000   Fuji Photo Film
                Company, Ltd. ......       1,065,708     JAP
    121,500   Konica Minolta
                Holdings, Inc. .....       1,634,138     JAP
                                      --------------
                                           2,699,846
                                      --------------
              PRINTING AND PUBLISHING -- 1.3%
    115,000   DAI Nippon Printing
                Company, Ltd. ......       1,615,410     JAP
    689,100   Pearson PLC...........       7,665,444     BRI
     57,800   Reed Elsevier NV......         717,470     NET
    220,900   Reed Elsevier PLC.....       1,845,906     BRI
     64,003   VNU NV................       2,020,447     NET
                                      --------------
                                          13,864,677
                                      --------------
              REAL ESTATE -- 1.7%
    362,000   Cheung Kong Holdings,
                Ltd. ...............       2,879,493     HNG
  2,374,000   Hang Lung Properties,
                Ltd. ...............       3,042,806     HNG
    746,000   Hong Kong Land
                Holdings, Ltd. .....       1,268,200     HNG
    660,000   Mitsubishi Estate
                Company, Ltd. ......       6,258,726     JAP
    328,000   Mitsui Fudosan
                Company, Ltd. ......       2,963,450     JAP
    183,000   Sun Hung Kai
                Properties, Ltd. ...       1,514,588     HNG
                                      --------------
                                          17,927,263
                                      --------------

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 1.9%
    248,000   Aeon Company, Ltd. ...  $    8,309,876     JAP
    321,400   Industria de Diseno
                Textil SA...........       6,520,955     SPA
     45,300   Metro AG(a)...........       1,998,047     GER
     19,500   SHIMAMURA Company,
                Ltd. ...............       1,324,995     JAP
    217,500   Woolworths, Ltd. .....       1,933,344     AUS
                                      --------------
                                          20,087,217
                                      --------------
              RETAIL: SUPERMARKETS -- 0.2%
     35,800   Carrefour SA..........       1,963,412     FRA
                                      --------------
              SEMICONDUCTORS -- 3.0%
    512,400   Arm Holdings PLC*.....       1,177,543     BRI
    173,200   Infineon Technologies
                AG*.................       2,352,914     GER
      2,100   NEC Electronics
                Corp.*..............         153,668     JAP
     83,200   STMicroelectronics
                NV..................       2,247,232     SWI
    100,500   STMicroelectronics
                NV..................       2,722,977     NET
  1,128,719   Taiwan Semiconductor
                Manufacturing
                Company, Ltd.
                (ADR)*..............      11,558,083     TWN
    142,900   Tokyo Electron,
                Ltd. ...............      10,856,879     JAP
                                      --------------
                                          31,069,296
                                      --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 10.3%
    110,700   America Movil SA de
                CV -- Series L
                (ADR)...............       3,026,538     MEX
    219,300   BCE, Inc.(a)..........       4,901,222     CDA
    164,200   France Telecom SA*....       4,688,917     FRA
        364   Japan Telecom Holdings
                Company, Ltd. ......         975,061     JAP
  1,261,400   Koninklijke (Royal)
                KPN NV*.............       9,728,452     NET
    488,000   Nokia Oyj.............       8,431,343     FIN
        664   NTT DoCoMo, Inc. .....       1,505,992     JAP
  7,285,000   Singapore
                Telecommunications,
                Ltd. ...............       8,408,574     SIN
    193,100   Societe Europeenne des
                Satellites (FDR)....       1,946,757     LUX
     32,158   Swisscom AG...........      10,604,966     SWI
     19,900   TDC A/S(a)............         717,378     DEN
    775,705   Telecom Italia Spa....       1,578,733     ITA
    569,560   Telefonica SA.........       8,354,721     SPA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

  SHARES                                  VALUE        COUNTRY
  ------                              --------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
    101,800   Telefonos de Mexico SA
                de CV, Series L
                (ADR)(a)............  $    3,362,454     MEX
    161,900   Telus Corp. ..........       3,029,913     CDA
 15,096,140   Vodafone Group PLC....      37,392,141     BRI
                                      --------------
                                         108,653,162
                                      --------------
              TEXTILES -- 0.3%
    728,000   Toray Industries,
                Inc. ...............       3,044,092     JAP
                                      --------------
              TOYS -- 0.2%
     29,100   Nintendo Company,
                Ltd. ...............       2,716,072     JAP
                                      --------------
              TRANSPORTATION: SERVICES -- 0.3%
     84,500   TPG NV................       1,977,462     NET
     80,000   Yamato Transport
                Company, Ltd. ......         942,318     JAP
                                      --------------
                                           2,919,780
                                      --------------
              UTILITIES: ELECTRIC -- 0.8%
    219,200   Kansai Electric Power
                Company, Inc. ......       3,842,240     JAP
    587,200   National Grid Transco
                PLC.................       4,203,219     BRI
                                      --------------
                                           8,045,459
                                      --------------
              UTILITIES: GAS -- 0.2%
    577,000   Centrica PLC..........       2,177,323     BRI
                                      --------------
              TOTAL COMMON STOCKS
                (Cost
                $836,375,631).......     973,177,045
                                      --------------
              REGULATED INVESTMENT COMPANIES -- 0.6%
  2,728,476   American Aadvantage
                Select(b)...........       2,728,476     USA
    844,678   Merrill Lynch Premier
                Institutional
                Fund(b).............         844,678     USA
  2,338,694   Merrimac Cash Fund --
                Premium Class(b)....       2,338,694     USA
                                      --------------
              TOTAL REGULATED
                INVESTMENT COMPANIES
                (Cost $5,911,848)...       5,911,848
                                      --------------
 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
              CONVERTIBLE BONDS -- 0.0%
              BANKS
$21,000,000   SMFG Finance, Ltd.
                2.25%, 07/11/05(c)
                (Cost $274,968).....  $      357,328     CAY
                                      --------------
              CORPORATE BONDS AND NOTES -- 0.7%
              BANKS
  1,050,000   Credit Suisse Group,
                6.00%, 12/23/05.....       1,155,068     CHI
351,000,000   SMFG Finance -- 144A,
                2.25%, 07/11/05(c)..       6,134,473     CAY
                                      --------------
              TOTAL CORPORATE BONDS
                AND NOTES (Cost
                $3,538,461).........       7,289,541
                                      --------------
  SHARES
  ------
              RIGHTS -- 0.0%
              AUTOMOTIVE EQUIPMENT
    390,900   TI Automotive, Ltd. --
                Class A, zero
                coupon*
                (Cost $0)...........              --     BRI
                                      --------------
 PRINCIPAL
 ---------
              SHORT TERM COMMERCIAL PAPER -- 0.2%
$   850,794   General Electric
                Capital Corp.,
                1.09%, 01/09/04(b)..         850,794     USA
    779,565   General Electric
                Capital Corp.,
                1.08%, 01/16/04(b)..         779,565     USA
                                      --------------
              TOTAL SHORT TERM
                COMMERCIAL PAPER
                (Cost $1,630,359)...       1,630,359
                                      --------------
              SHORT TERM CORPORATE NOTES -- 1.9%
    779,565   Bear Stearns
                Companies, Inc.,
                Floating Rate,
                1.14%(**),
                06/10/04(b).........         779,565     USA
    779,565   Bear Stearns
                Companies, Inc.,
                Floating Rate,
                1.14%(**),
                09/08/04(b).........         779,565     USA
  1,948,912   Canadian Imperial Bank
                of Commerce,
                Floating Rate,
                1.01%(**),
                11/04/04(b).........       1,948,912     USA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 1,559,129   Fleet National Bank,
                Floating Rate,
                1.00%(**),
                01/21/04(b).........  $    1,559,129     USA
  1,948,912   Goldman Sachs Group,
                Inc., Floating Rate,
                1.06%(**),
                01/05/04(b).........       1,948,912     USA
  3,118,259   Goldman Sachs Group,
                Inc., Floating Rate,
                1.04%(**),
                01/30/04(b).........       3,118,259     USA
  5,067,170   Morgan Stanley,
                Floating Rate,
                1.05%(**),
                06/14/04(b).........       5,067,170     USA
  1,169,347   Morgan Stanley,
                Floating Rate,
                1.05%(**),
                06/21/04(b).........       1,169,347     USA
  3,897,823   Morgan Stanley,
                Floating Rate,
                1.05%(**),
                09/10/04(b).........       3,897,823     USA
                                      --------------
              TOTAL SHORT TERM
                CORPORATE NOTES
                (Cost
                $20,268,682)........      20,268,682
                                      --------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.2%
              FANNIE MAE -- 0.1%
  1,552,472   1.06%, 01/02/04(b)....       1,552,472     USA
                                      --------------
              FREDDIE MAC -- 0.1%
    779,565   1.06%, 01/27/04(b)....         779,565     USA
                                      --------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES (Cost
                $2,332,037).........       2,332,037
                                      --------------
              TIME DEPOSITS -- 4.0%
  7,143,581   Bank of Montreal,
                1.06%, 01/15/04(b)..       7,143,581     USA
  3,118,259   Bank of Montreal,
                1.06%, 02/17/04(b)..       3,118,259     USA

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
              TIME DEPOSITS (CONTINUED)
$ 3,897,823   Bank of Novia Scotia,
                1.08%, 03/10/04(b)..  $    3,897,823     USA
  2,338,694   Citigroup, Inc.,
                1.08%, 01/05/04(b)..       2,338,694     USA
  1,169,347   Citigroup, Inc.,
                1.09%, 02/06/04(b)..       1,169,347     USA
  2,338,694   Credit Agricole
                Indosuez,
                0.98%, 01/02/04(b)..       2,338,694     USA
  2,338,694   Credit Agricole
                Indosuez,
                1.08%, 01/28/04(b)..       2,338,694     USA
  3,118,259   Den Danske Bank,
                1.08%, 01/20/04(b)..       3,118,259     USA
  3,897,823   Royal Bank of Canada,
                1.05%, 02/27/04(b)..       3,897,823     USA
  1,948,912   Royal Bank of
                Scotland,
                1.08%, 01/09/04(b)..       1,948,912     USA
    779,565   Royal Bank of
                Scotland,
                1.08%, 01/15/04(b)..         779,565     USA
  5,846,735   Royal Bank of
                Scotland,
                1.08%, 01/20/04(b)..       5,846,735     USA
  1,948,912   Svenska Handlesbanken,
                1.08%, 02/04/04(b)..       1,948,912     USA
    779,565   Toronto Dominion Bank,
                1.10%, 01/08/04(b)..         779,565     USA
  1,169,347   Wells Fargo Bank,
                N.A.,
                1.04%, 01/30/04(b)..       1,169,347     USA
                                      --------------
              TOTAL TIME DEPOSITS
                (Cost
                $41,834,210)........      41,834,210
                                      --------------
              TOTAL SECURITIES (Cost
                $912,166,196).......   1,052,801,050
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 7.5%
$ 8,575,211   With Goldman Sachs Group,
                Inc., dated 12/31/03,
                1.04%, due 01/02/04,
                repurchase proceeds at
                maturity $8,575,706
                (Collateralized by
                Archer-Daniels-Midland
                Company, 8.88%, due
                04/15/11, with a value of
                $1,792,142, Den Danske
                Bank -- 144A, 7.40%, due
                06/15/10, with a value of
                $1,759,207, Honeywell
                International, Inc., 6.88%,
                due 10/03/05, with a value
                of $2,795,270, Morgan
                Stanley, 6.75%, due
                04/15/11, with a value of
                $699,409, and Lehman
                Brothers Holdings, Inc.,
                3.50%, due 08/07/08, with a
                value of $1,700,687)(b)....  $    8,575,211
 70,240,655   With Investors Bank and
                Trust, dated 12/31/03,
                0.45%, due 01/02/04,
                repurchase proceeds at
                maturity $70,242,411 (Col-
                lateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.11%, due 05/01/33, with a
                value of $35,864,131 and
                Fannie Mae Adjustable Rate
                Mortgage, 4.20%, due
                07/01/33, with a value of
                $37,888,556)...............      70,240,655
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $78,815,866).........      78,815,866
                                             --------------
              Total Investments -- 107.9%
                (Cost $990,982,062)........   1,131,616,916
              Liabilities less other
                assets -- (7.9)%...........     (82,583,020)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,049,033,896
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2003 is $996,861,248.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $178,623,414
    Gross unrealized depreciation.........   (43,867,746)
                                            ------------
    Net unrealized appreciation...........  $134,755,668
                                            ============

---------------

*      Non-income producing security.

** Variable rate security. The rate shown was in effect at December 31, 2003.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)    Principal amount shown for this debt security is denominated in Japanese
       Yen.

(ADR) American Depository Receipt.

(FDR) Foreign Depository Receipt.

(GDR) Global Depository Receipt.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2003

                                         PERCENT OF TOTAL
         COUNTRY COMPOSITION           INVESTMENTS AT VALUE
         -------------------           --------------------
Australia (AUS)......................           2.28%
Bermuda (BER)........................           0.11
Brazil (BRA).........................           0.60
Canada (CDA).........................           3.71
Denmark (DEN)........................           0.28
Finland (FIN)........................           1.08
France (FRA).........................           9.67
Grand Cayman (CAY)...................           0.57
Germany (GER)........................           4.76
Great Britain (BRI)..................          16.79
Hong Kong (HNG)......................           1.75
Ireland (IRE)........................           0.33
Italy (ITA)..........................           0.81
Japan (JPN)..........................          18.01
Korea (KOR)..........................           0.98
Luxembourg (LUX).....................           0.17
Mexico (MEX).........................           0.57
Netherlands (NET)....................           8.43
Norway (NOR).........................           1.42
Singapore (SIN)......................           1.64
Spain (SPA)..........................           2.57
Sweden (SWE).........................           1.19
Switzerland (SWI)....................           7.93
Taiwan (TWN).........................           1.02
United States (USA)..................          13.33
                                              ------
TOTAL PERCENTAGE.....................         100.00%
                                              ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the Series Portfolio), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High-Yield Bond Portfolio, and the International Equity Portfolio (each a Series). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. All other securities, futures, and option contracts, if necessary, will be valued at their fair value as determined by the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset value for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS:

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the year ended December 31, 2003 were as follows:

                                                             CORE BOND               BALANCED
                                                       ---------------------   --------------------
                                                       NUMBER OF               NUMBER OF
                                                       CONTRACTS   PREMIUMS    CONTRACTS   PREMIUMS
                                                       ---------   ---------   ---------   --------
Options outstanding at December 31, 2002.............         --   $      --          --   $     --
Options written......................................  9,625,592     804,149   1,050,071     92,675
Options terminated in closing purchase
  transactions.......................................       (314)   (359,426)        (41)   (44,511)
Options expired......................................         --          --          --         --
                                                       ---------   ---------   ---------   --------
Options outstanding at December 31, 2003.............  9,625,278   $ 444,723   1,050,030   $ 48,164
                                                       =========   =========   =========   ========

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

Open futures contracts as of December 31, 2003:

                                                                                                   VALUE AS OF      UNREALIZED
                       NUMBER OF                                       EXPIRATION     COST AT      DECEMBER 31,    APPRECIATION
SERIES                 CONTRACTS              DESCRIPTION                 DATE       TRADE DATE        2003       (DEPRECIATION)
------                 ----------   --------------------------------   ----------   ------------   ------------   --------------
Core Bond............  1950 Short   US Treasury Notes 5 Year Future    March 2004   $216,630,330   $217,668,750    $(1,038,420)
                        842 Short   US Treasury Notes 10 Year Future   March 2004     94,060,545     94,527,656       (467,111)
                          84 Long   US Long Bond Future                March 2004      9,282,286      9,182,250       (100,036)
                                                                                                                   -----------
                                                                                                                   $(1,605,567)
                                                                                                                   ===========
Balanced.............     54 Long   US Long Bond Future                March 2004   $  5,822,914   $  5,902,875    $    79,961
                        144 Short   US Treasury Notes 5 Year Future    March 2004     16,014,981     16,074,000        (59,019)
                        148 Short   US Treasury Notes 10 Year Future   March 2004     16,384,154     16,615,312       (231,158)
                                                                                                                   -----------
                                                                                                                   $  (210,216)
                                                                                                                   ===========
Growth & Income......      8 Long   S&P 500 Future                     March 2004   $  2,191,072   $  2,221,200    $    30,128
                                                                                                                   ===========
Special Equity.......     18 Long   Russell 2000 Future                March 2004   $  4,911,740   $  5,014,800    $   103,060
                                                                                                                   ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. SHORT SALES:

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the year ended December 31, 2003, Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed upon repurchase price of those securities.

     I. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     K. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     L. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. (TFLIC), formerly AUSA Life Insurance Company, Inc. (AUSA), a wholly-owned subsidiary of AEGON USA, Inc. (AEGON), is an affiliate of Diversified Investment Advisors, Inc. (the Advisor). The Advisor is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series Portfolios as follows:

AUSA SUB-ACCOUNT                                              INVESTMENT IN PORTFOLIO
----------------                                              -----------------------
Money Market................................................          11.09%
High Quality Bond...........................................           17.46
Intermediate Government Bond................................           27.79
Core Bond...................................................           14.67
Balanced....................................................           36.04
Value & Income..............................................           30.31
Growth & Income.............................................           27.82
Equity Growth...............................................           23.90
Mid-Cap Value...............................................           02.50
Mid-Cap Growth..............................................           00.14
Small-Cap Value.............................................           00.03
Special Equity..............................................           27.26
Small-Cap Growth............................................           00.00
Aggressive Equity...........................................           24.32
High Yield Bond.............................................           09.68
International Equity........................................           15.48

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a Subadvisor, collectively the Subadvisors). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                                ADVISOR   SUBADVISOR
PORTFOLIO SERIES                                 PORTFOLIO SUBADVISOR           FEE (%)    FEE (%)
----------------                        --------------------------------------  -------   ----------
Money Market Series...................  Capital Management Group                 0.25        0.05
High Quality Bond Series..............  Merganser Capital Management             0.35            (2)
                                        Limited Partnership
Intermediate Government Bond Series...  (3)                                      0.35            (4)
Core Bond Series......................  BlackRock Advisors, Inc.                 0.35(1)         (5)
Balanced Series.......................  (6)                                      0.45(1)         (7)
Value & Income Series.................  (8)                                      0.45            (9)
Growth & Income Series................  (10)                                     0.60            (11)
Equity Growth Series..................  (12)                                     0.62            (13)
Mid-Cap Value Series..................  Cramer, Rosenthal, McGlynn, LLC          0.67(1)         (14)
Mid-Cap Growth Series.................  Dresdner RCM Global Investors, LLC       0.72(1)         (15)
Small-Cap Value Series................  Sterling Capital Management, LLC         0.82(1)     0.50
Special Equity Series.................  (16)                                     0.80(1)         (17)
Small-Cap Growth Series...............  Delaware Management Company              0.87(1)     0.50
Aggressive Equity Series..............  McKinley Capital Management, Inc.        0.97(1)         (18)
High-Yield Bond Series................  Eaton Vance Management                   0.55(1)         (19)
International Equity Series...........  Capital Guardian Trust Company           0.75            (20)

---------------

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management. Effective September 15, 2003, Allegiance Investment Management, LLC and Stephens Capital Management replaced Capital Management Group.

      During the year-ended December 31, 2003 the Intermediate Government Bond Series executed $49,414,342 of purchase transactions and $8,122,795 of sales transactions through Stephen's, Inc., an affiliate of the Portfolio's subadvisor, for which no commissions were charged.

(4) From January 1, 2003 to September 14, 2003, Capital Management Group received 0.15% on all average daily net assets. From September 15, 2003 to December 31, 2003 Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $100,000,000. From September 15, 2003 to December 31, 2003, Stephens Capital Management received 0.10% on all average daily net assets.

(5) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(6) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity and fixed income securities, respectively.

(7) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(8) The Value & Income Series has two subadvisors: Alliance Capital Management LP and AllianceBernstein. Effective May 28, 2003, Alliance Capital Management LP replaced Asset Management Group.

     During the year ended December 31, 2003, the Value & Income Series executed trades through AllianceBernstein, an affiliate of Alliance Capital Management and AllianceBernstein. Commissions paid for such transactions amounted to $1,610,982.

(9) For the period January 1, 2003 to May 27, 2003, Asset Management Group received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000. For the period May 28, 2003 to December 31, 2003, Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, and 0.12% on the next $1,000,000,000 in average daily net assets, and 0.11% on all average daily net assets in excess of $2,000,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

(10) The Growth & Income Series has two subadvisors: Aeltus Investment Management, Inc. and Credit Suisse Asset Management LLC.

(11) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(12) The Equity Growth Series has three subadvisors, Ark Asset Management Company, Inc., Marsico Capital Management LLC, and Dresdner RCM Global Investors LLC.

      During the year-ended December 31, 2003 the Equity Growth Series executed $27,264 of sales transactions through Bank of America International, an affiliate of the Portfolio's subadvisor, for which no commissions were charged.

(13) Dresdner RCM Global Investors LLC received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management LLC received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(14) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(15) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(16) The Special Equity Series has five subadvisors: Wellington Management Company LLP; Westport Asset Management, Inc.; Robertson, Stephens; Seneca Capital Management, LLC; and INVESCO, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(17) Wellington Management Company, LLC received 0.45% on the first $200,000,000 of average daily net assets, and 0.375% on average daily net assets in excess of $200,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(18) 0.45% on the first $100,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets, and 0.25% on all average daily net assets in excess of $300,000,000.

(19) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(20) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000. The following fee discount will be applied on the total eligible equity, convertible and balanced assets managed: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction.

For the year ended December 31, 2003, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceeds the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................         100 b.p.
High-Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2003, amounted to $48,863.

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments purchased with cash collateral received. At December 31, 2003, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $ 30,383,029    $ 31,159,620
Intermediate Government Bond Series.........................    51,666,236      53,416,536
Core Bond Series............................................   155,854,884     160,419,929
Balanced Series.............................................    28,596,977      29,454,439
Value & Income Series.......................................   147,679,746     151,980,023
Growth & Income Series......................................    56,942,432      59,141,095
Equity Growth Series........................................    72,942,209      75,729,565
Mid-Cap Value Series........................................    35,197,759      36,445,993
Mid-Cap Growth Series.......................................    28,028,598      29,139,322
Small-Cap Value Series......................................     8,120,070       8,553,351
Special Equity Series.......................................   161,555,759     170,584,121
Small-Cap Growth Series.....................................    13,173,828      13,953,530
Aggressive Equity Series....................................    84,692,547      88,458,027
International Equity Series.................................    76,680,492      80,552,348

                        DIVERSIFIED INVESTORS PORTFOLIOS

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2003, were as follows:

                                                                     COST OF          PROCEEDS
                                                                    PURCHASES        FROM SALES
                                                                 ---------------   ---------------
High Quality Bond Series...............  Government Obligations  $    83,500,064   $    35,429,222
                                         Other                       356,825,207       220,467,137
Intermediate Government Bond Series....  Government Obligations      990,297,309       945,795,725
                                         Other                        49,922,833        93,602,335
Core Bond Series.......................  Government Obligations   10,932,895,068    10,717,416,435
                                         Other                       943,480,662       675,083,376
Balanced Series........................  Government Obligations    1,174,759,298     1,169,386,802
                                         Other                       320,214,764       316,066,148
Value & Income Series..................  Other                     1,445,556,647     1,199,993,213
Growth & Income Series.................  Other                       951,827,127       883,153,593
Equity Growth Series...................  Other                     1,366,817,628       904,290,161
Mid-Cap Value Series...................  Other                       279,620,651       163,985,481
Mid-Cap Growth Series..................  Other                       183,506,116        92,589,482
Small-Cap Value Series.................  Other                        80,329,377        19,620,670
Special Equity Series..................  Other                     1,066,748,487     1,229,169,474
Small-Cap Growth Series................  Other                        83,606,598        35,504,702
Aggressive Equity Series...............  Other                       541,330,918       564,632,157
High Yield Bond Series.................  Other                       324,780,378       304,500,327
International Equity Series............  Other                       274,707,549       174,414,386

6. CONTINGENT LIABILITY

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc., et al. The Complaint names as defendants two Portfolios, believed to be the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios"), and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sales by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. It should be noted, however, that the Complaint has grouped the above-referenced sales with certain other sales of Notes, totaling approximately $16.6 million, allegedly made on the same date, and seeks to hold the Subject Portfolios and the sellers of such other Notes jointly and severally liable for the aggregate amount of these transfers. The Subject Portfolios have filed a motion to dismiss all counts of the Complaint. As of February 24, 2004, no ruling has been made. The Series Portfolio and its counsel are in the process of investigating the factual background of the allegations in the Complaint, defenses to the allegations in the Complaint and whether third parties might be partially or wholly liable to the Subject Portfolios for any loss sustained in connection with the Complaint. The Subject Portfolios are currently unable to predict whether Enron will prevail, in whole or in part; in its claims against the Subject Portfolios and whether, in such event, any third party might be liable to the Subject Portfolios.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. GENERAL INDEMNIFICATION

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series that have not yet occurred. However, based on experience, the Series expects the risk of loss to be remote.

                        DIVERSIFIED INVESTORS PORTFOLIOS

8. FOREIGN CURRENCY FORWARD CONTRACTS

At December 31, 2003, the Core Bond Series, the Balanced Series, Equity Growth Series, and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                     FOREIGN      IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                   ------------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar..................     7,091,592   $ 5,407,237    01/12/04    $ 5,481,649    $     74,412
Euro.............................     6,029,000     7,008,713    01/08/04      7,596,614         587,901
Euro.............................    11,199,370    13,054,434    01/08/04     14,111,344       1,056,910
Great British Pound..............    12,037,724    20,054,848    01/15/04     21,509,437       1,454,589
                                                                                            ------------
TOTAL............................                                                           $  3,173,812
                                                                                            ============
SALE CONTRACTS:
Canadian Dollar..................    16,908,502   $12,562,037    01/12/04    $13,069,911    $   (507,874)
Canadian Dollar..................     3,137,790     2,386,152    01/12/04      2,425,444         (39,292)
Canadian Dollar..................     8,618,700     6,554,144    01/12/04      6,662,071        (107,927)
Canadian Dollar..................     4,037,225     3,103,170    01/12/04      3,120,688         (17,518)
Euro.............................    54,294,119    62,981,178    01/08/04     68,411,255      (5,430,077)
Euro.............................    16,392,516    19,039,908    01/08/04     20,654,772      (1,614,864)
Euro.............................    15,339,638    18,254,169    01/08/04     19,328,132      (1,073,963)
Euro.............................    55,099,314    67,729,178    01/08/04     69,425,811      (1,696,633)
Great British Pound..............    12,037,724    20,355,791    01/15/04     21,509,437      (1,153,646)
Swedish Krona....................    91,393,271    11,832,376    01/07/04     12,711,621        (879,245)
                                                                                            ------------
TOTAL............................                                                           $(12,521,039)
                                                                                            ============
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar..................       787,955   $   600,804    01/12/04    $   609,072    $      8,268
Euro.............................       652,423       758,442    01/08/04        822,061          63,619
Euro.............................     1,205,626     1,405,326    01/08/04      1,519,104         113,778
                                                                                            ------------
TOTAL............................                                                           $    185,665
                                                                                            ============
SALE CONTRACTS:
Canadian Dollar..................     1,878,722   $ 1,395,782    01/12/04    $ 1,452,212    $    (56,430)
Canadian Dollar..................       948,848       721,557    01/12/04        733,439         (11,882)
Canadian Dollar..................       342,784       260,672    01/12/04        264,965          (4,293)
Canadian Dollar..................       422,193       324,515    01/12/04        326,347          (1,832)
Euro.............................     5,997,991     6,957,670    01/08/04      7,557,543        (599,873)
Euro.............................     2,422,045     2,883,445    01/08/04      3,051,807        (168,362)
Euro.............................     2,502,118     2,978,772    01/08/04      3,152,700        (173,928)
Swedish Krona....................     6,772,401       876,800    01/07/04        941,953         (65,153)
                                                                                            ------------
TOTAL............................                                                           $ (1,081,753)
                                                                                            ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

8. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                     FOREIGN      IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                   ------------   -----------   ----------   -----------   --------------
EQUITY GROWTH
SALE CONTRACTS:
Euro.............................     5,959,263   $ 7,368,331    03/17/04    $ 7,494,969    $   (126,638)
Euro.............................     5,386,849     6,647,911    03/17/04      6,775,044        (127,133)
                                                                                            ------------
TOTAL............................                                                           $   (253,771)
                                                                                            ============
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Swiss Franc......................     6,020,413   $ 4,285,907    01/30/04    $ 4,869,823    $    583,916
Australian Dollar................        43,839        32,616    01/02/04         33,024             408
Euro.............................        30,092        37,627    01/02/04         37,922             295
Euro.............................       529,664       662,292    01/02/04        667,483           5,191
                                                                                            ------------
TOTAL............................                                                           $    589,810
                                                                                            ============
SALE CONTRACTS:
Swiss Franc......................     6,020,413   $ 4,469,000    01/30/04    $ 4,869,823    $   (400,823)
Swiss Franc......................     8,995,549     6,610,000    05/12/04      7,297,121        (687,121)
Japanese Yen.....................   366,529,095     3,173,000    03/04/04      3,428,506        (255,506)
Canadian Dollar..................         1,733         1,336    01/02/04          1,340              (4)
Canadian Dollar..................           231           178    01/02/04            179              (1)
Euro.............................       112,829       124,056    12/30/04        140,951         (16,895)
Euro.............................        43,294        54,053    01/02/04         54,559            (506)
                                                                                            ------------
TOTAL............................                                                           $ (1,360,856)
                                                                                            ============
FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                             NET UNREALIZED
                                               SETTLEMENT      PURCHASE          SALE        APPRECIATION/
PURCHASE/SALE                                     DATE      CURRENT VALUE    CURRENT VALUE   (DEPRECIATION)
-------------                                  ----------   --------------   -------------   --------------
Canadian Dollar/Japanese Yen.................   01/20/04     $ 5,779,813      $ 5,693,120      $  86,693
Great British Pound/Swiss Franc..............   05/12/04       6,978,448        7,181,206       (202,758)
Japanese Yen/Swiss Franc.....................   05/26/04      11,296,985       11,668,628       (371,643)
                                                                                               ---------
TOTAL........................................                                                  $(487,708)
                                                                                               =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

9. FINANCIAL HIGHLIGHTS

                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
MONEY MARKET
12/31/2003               0.28%         0.28%           1.11%          1.11%           N/A      $  799,572,598   1.11%
12/31/2002               0.28          0.28            1.70           1.70            N/A         864,772,946   1.72
12/31/2001               0.27          0.27            3.85           3.85            N/A         704,577,191   4.04
12/31/2000               0.28          0.28            6.18           6.18            N/A         492,136,376    N/A
12/31/1999               0.28          0.28            5.06           5.06            N/A         416,768,827    N/A
HIGH QUALITY BOND
12/31/2003               0.38          0.38            3.19           3.19             50%        622,748,334   2.34
12/31/2002               0.38          0.38            4.36           4.36             54         439,015,018   6.21
12/31/2001               0.38          0.38            5.74           5.74             53         330,502,956   8.26
12/31/2000               0.38          0.38            6.21           6.21             73         228,391,465    N/A
12/31/1999               0.38          0.38            5.78           5.78             56         199,906,097    N/A
INTERMEDIATE GOVERNMENT BOND
12/31/2003               0.38          0.38            2.91           2.91            392         265,519,988   1.60
12/31/2002               0.39          0.39            3.93           3.93            134         358,005,390   8.31
12/31/2001               0.38          0.38            5.25           5.25             40         260,795,117   6.83
12/31/2000               0.37          0.37            5.82           5.82             48         208,106,902    N/A
12/31/1999               0.39          0.39            5.46           5.46             25         174,804,385    N/A
CORE BOND
12/31/2003               0.39          0.39            3.52           3.52            922       1,468,787,007   4.64
12/31/2002               0.39          0.39            4.85           4.85            462         999,624,604   9.24
12/31/2001               0.38          0.38            5.32           5.32            547         761,473,139   6.97
12/31/2000               0.38          0.38            6.28           6.28            521         641,903,354    N/A
12/31/1999               0.37          0.37            5.86           5.86            307         515,721,444    N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

9. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
BALANCED
12/31/2003               0.51%         0.50%           2.15%           2.16%          377%     $  434,085,832    17.69%
12/31/2002               0.52          0.50            2.63            2.65           289         375,745,612   (10.01)
12/31/2001               0.49          0.49            2.82            2.82           312         497,836,597    (5.27)
12/31/2000               0.49          0.49            2.93            2.93           286         512,675,482      N/A
12/31/1999               0.52          0.50            2.46            2.48           256         525,583,903      N/A
VALUE & INCOME
12/31/2003               0.47          0.47            1.91            1.91            70       2,198,085,735    26.52
12/31/2002               0.48          0.48            1.97            1.97            31       1,553,159,805   (15.25)
12/31/2001               0.48          0.48            2.07            2.07            32       1,653,702,046    (1.98)
12/31/2000               0.46          0.46            2.23            2.23            76       1,530,760,024      N/A
12/31/1999               0.46          0.46            1.75            1.75            43       1,414,634,230      N/A
GROWTH & INCOME
12/31/2003               0.63          0.63            1.02            1.02           100       1,063,389,332    24.16
12/31/2002               0.66          0.65            0.77            0.78           115         799,621,503   (22.57)
12/31/2001               0.63          0.63            0.50            0.50           153         968,765,767   (22.31)
12/31/2000               0.62          0.62            0.07            0.07            80       1,172,093,970      N/A
12/31/1999               0.62          0.62            0.07            0.07            86       1,242,236,443      N/A
EQUITY GROWTH
12/31/2003               0.65          0.65            0.34            0.34            61       1,975,636,700    26.48
12/31/2002               0.65          0.65            0.22            0.22            75       1,146,889,083   (23.60)
12/31/2001               0.64          0.64            0.09            0.09            63       1,230,944,333   (20.22)
12/31/2000               0.64          0.64            0.05            0.05            97       1,226,091,994      N/A
12/31/1999               0.64          0.64            0.12            0.12            44       1,266,869,154      N/A
MID-CAP VALUE
12/31/2003               0.75          0.70            0.51            0.56           156         216,193,119    41.63
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
12/31/2001(1)            1.91*         0.70*          (0.48)*          0.73*           87          13,632,294     8.28
MID-CAP GROWTH
12/31/2003               0.81          0.75           (0.37)          (0.31)          100         165,747,874    26.91
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)
12/31/2001(1)            1.93*         0.75*          (1.50)*         (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
12/31/2003               0.94          0.85            1.19            1.28            40         100,887,458    41.10
12/31/2002(2)            1.39*         0.85*          (0.17)*          0.37*           26          17,920,226   (21.90)

                        DIVERSIFIED INVESTORS PORTFOLIOS

9. FINANCIAL HIGHLIGHTS (CONTINUED)


                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
12/31/2003               0.85%         0.85%          (0.02)%         (0.02)%         103%     $1,270,601,125    43.96%
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
12/31/2001               0.83          0.83           (0.02)          (0.02)           88       1,323,223,840    (3.09)
12/31/2000               0.82          0.82            0.10            0.10            77       1,311,523,517      N/A
12/31/1999               0.84          0.84            0.13            0.13           171       1,171,034,281      N/A
SMALL-CAP GROWTH
12/31/2003               1.02          0.90           (0.29)          (0.17)           81          83,589,643    39.31
12/31/2002(2)            1.48*         0.90*          (1.03)*         (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
12/31/2003               1.01          1.00           (0.61)          (0.60)          165         371,333,010    28.12
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00          1.00           (0.72)          (0.72)           98         372,579,133   (31.15)
12/31/2000               0.98          0.98           (0.62)          (0.62)           62         435,760,615      N/A
12/31/1999               1.01          1.00           (0.47)          (0.46)          132         259,974,422      N/A
HIGH YIELD BOND
12/31/2003               0.61          0.60            9.07            9.08           136         282,700,774    27.91
12/31/2002               0.61          0.60            9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59          0.59            9.41            9.41            90         174,019,465     5.15
12/31/2000               0.65          0.60            9.17            9.22           105         139,986,593      N/A
12/31/1999               0.61          0.60            8.45            8.46           145         124,990,408      N/A
INTERNATIONAL EQUITY
12/31/2003               0.86          0.86            1.11            1.11            23       1,049,033,896    33.52
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88          0.88            0.67            0.67            28         632,888,725   (18.57)
12/31/2000               0.84          0.84            0.77            0.77            46         650,534,093      N/A
12/31/1999               0.86          0.86            0.74            0.74            35         592,713,641      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 26, 2004

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 38.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 48....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and Assistant
                                                                   Secretary, of AUSA Life Insurance
                                                                   Company, Inc.

John F. Hughes, 62.....................   Assistant Secretary      Assistant Secretary, Vice President
                                           since 1993              and Senior Counsel, Diversified
                                                                   Investment Advisors, Inc.; Vice
                                                                   President, AUSA Life Insurance
                                                                   Company, Inc.; Assistant Secretary,
                                                                   Diversified Investors Securities
                                                                   Corp.

Peter G. Kunkel, 53....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 39.................   Assistant Treasurer      Director, Diversified Investment
                                           since 2002              Advisors, Inc.

Mark Mullin, 41........................   President since 2002     President, Chairman of the Board,
                                           Trustee since 1995      Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 69.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Robert Lester Lindsay, 69..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 50.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Joyce Galpern Norden, 64...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 53.................   Trustee since 1993,      President and Executive Search
Smith & Sawyer LLP                         Chairperson of Audit    Consultant, Smith & Sawyer LLC
P.O. Box 8063                              Committee since 2003
Vero Beach, FL 32963

            THE
[MONY LOGO] MONY
            GROUP

   MONY LIFE INSURANCE COMPANY
   4 Manhattanville Road, Purchase, New York 10577
   914-697-8000
   www.mony.com


   A MEMBER OF THE MONY GROUP
   DISTRIBUTOR:
   Diversified Investors Securities Corp. (DISC)
   4 Manhattanville Road, Purchase, New York 10577
   914-697-8000



















03-70472 (2/04)